     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 12, 1999

                     REGISTRATION NOS. 2-95973 AND 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                       POST-EFFECTIVE AMENDMENT NO. 48 |X|

                                       AND
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT |X|
                                     OF 1940

                              AMENDMENT NO. 49 |X|



                           ONE GROUP(R) MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              1111 POLARIS PARKWAY
                                 P.O. BOX 710211
                            COLUMBUS, OHIO 43271-0211
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 480-4311
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 MARK S. REDMAN
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


    ALAN G. PRIEST, ESQUIRE                     MICHAEL V. WIBLE, ESQUIRE
    ROPES & GRAY                                BANK ONE CORPORATION
    ONE FRANKLIN SQUARE                         100 EAST BROAD STREET, 18TH FL.
    1301 K STREET, N.W., SUITE 800E             COLUMBUS, OHIO 43271-0158
    WASHINGTON, D.C. 20005

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON EFFECTIVENESS IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)



   _X_     on March 18, 1999 pursuant to paragraph(b)
   ___     on (DATE)  pursuant to paragraph(a)(1)
   ___     75 days after filing pursuant to paragraph(a)(2)
   ___     on March 18, 1999 pursuant to paragraph(a)(2) of Rule 485.


If appropriate, check the following box:

   ___ post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

                           ONE GROUP(R) MUTUAL FUNDS


                              CROSS REFERENCE SHEET

FORM N-1A PART A ITEM                            PROSPECTUS CAPTION
---------------------                            ------------------
1.       Cover Page                              Cover Page
2.       Synopsis                                About the Funds
3.       Financial Highlights
4.       General Description                     About the Funds, More About the
         of Registrant                           Funds, How To Do Business with The
                                                 One Group(R) Mutual Funds; Details About the
                                                 Fund's Investment Practices and Policies;
5.       Management of the Fund                  About the Funds; More About the
                                                 Funds; Organization & Management
                                                 of the Funds;
6.       Capital Stock and Other Securities      About the Fund; Shareholder Information
7.       Purchase of Securities                  How To Do Business with
         Being Offered                           The One Group(R) Mutual Funds, Organization
                                                 & Management of the Funds
8.       Redemption or Repurchase                How To Do Business with
                                                 The One Group(R) Mutual Funds
9.       Pending Legal Proceedings               Inapplicable

                                                 COMBINED STATEMENT OF
                                                 ADDITIONAL INFORMATION
FORM N-1A PART B ITEM                            CAPTION
---------------------                            -------

10.      Cover Page                              Cover Page
11.      Table of Contents                       Table of Contents
12.      General Information and History         The Trust; Additional Information
                                                 Description of Shares
13.      Investment Objective and Policies       Investment Objectives and
                                                 Policies
14.      Management of the Fund                  Management of the Trust
15.      Control Persons and Principal           Additional Information -
         Holders of Securities                   Miscellaneous
16.      Investment Advisory and Other
         Services                                Management of the Trust
17.      Brokerage Allocation                    Management of the Trust -
                                                 Portfolio Transactions
18.      Capital Stock and Other Securities      Valuation; Additional
                                                 Information Regarding the
                                                 Calculation of Per Share Net
                                                 Asset Value;
                                                 Additional Purchase
                                                 and Redemption Information;
                                                 Additional Information
19.      Purchase, Redemption and Pricing of     Valuation; Additional
         Securities Being Offered                Information Regarding the
                                                 Calculation Per Share Net Asset
                                                 Value; Additional Purchase and
                                                 Redemption Information;
                                                 Management of the Trust
20.      Tax Status                              Investment Objectives and
                                                 Policies - Additional Tax
                                                 Information Concerning the Funds
21.      Underwriters                            Management of the Trust -
                                                 Distributor
22.      Calculation of Performance Data         Additional Information -
                                                 Calculation of Performance Data
23.      Financial Statements                    Incorporated by Reference

                                     PART A

Part A of Post-effective Amendment No. 46 (filed October 19, 1998) to The One Group Registration Statement on Form N-1A for One Group Institutional Prime Money Market Fund, One Group Tax Exempt Money Market Fund, One Group Treasury Money Market Fund, One Group Texas Municipal Bond Fund, One Group Investor Fixed Income Fund and One Group Investor Aggressive Growth Fund is incorporated herein by reference.

ONE GROUP MUTUAL FUNDS


                                   EQUITY FUNDS
                               COMBINED PROSPECTUS
                                  MARCH 18, 1999

                            ONE GROUP(R) BALANCED FUND
                        ONE GROUP(R) LARGE CAP GROWTH FUND
                         ONE GROUP(R) LARGE CAP VALUE FUND
                         ONE GROUP(R) MID CAP GROWTH FUND
                   ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND
                         ONE GROUP(R) MID CAP VALUE FUND
                          ONE GROUP(R) EQUITY INDEX FUND
                         ONE GROUP(R) EQUITY INCOME FUND
                       ONE GROUP(R) DIVERSIFIED EQUITY FUND
                        ONE GROUP(R) SMALL CAP GROWTH FUND
                         ONE GROUP(R) SMALL CAP VALUE FUND
                      ONE GROUP(R) DIVERSIFIED MID CAP FUND
                   ONE GROUP(R) DIVERSIFIED INTERNATIONAL FUND
                     ONE GROUP(R) MARKET EXPANSION INDEX FUND

--------------------------------------------------------------------------------

This prospectus describes fourteen mutual funds with a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

PLEASE REMEMBER THAT SHARES OF THE FUNDS: - ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES: - ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY: - INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                    LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       A BRIEF PREVIEW OF THE FUNDS................................    1
                       ABOUT THE FUNDS.............................................    2


                          One Group(R) Balanced Fund...............................    2


                          One Group(R) Large Cap Growth Fund.......................    5


                          One Group(R) Large Cap Value Fund........................    8


                          One Group(R) Mid Cap Growth Fund.........................   11


                          One Group(R) International Equity Index Fund.............   14


                          One Group(R) Mid Cap Value Fund..........................   17


                          One Group(R) Equity Index Fund...........................   20


                          One Group(R) Equity Income Fund..........................   23


                          One Group(R) Diversified Equity Fund.....................   26


                          One Group(R) Small Cap Growth Fund.......................   29


                          One Group(R) Small Cap Value Fund........................   32


                          One Group(R) Diversified Mid Cap Fund....................   35


                          One Group(R) Diversified International Fund..............   38


                          One Group(R) Market Expansion Index Fund.................   41
                       MORE ABOUT THE FUNDS........................................   44
                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............   46
                          Purchasing Fund Shares...................................   46
                          Sales Charges............................................   48
                          Sales Charge Reductions and Waivers......................   49
                          Exchanging Fund Shares...................................   51
                          Redeeming Fund Shares....................................   52
                       SHAREHOLDER INFORMATION.....................................   54
                          Voting Rights............................................   54
                          Dividend Policies........................................   54
                          Tax Treatment of the Funds...............................   54
                          Tax Treatment of Shareholders............................   55
                          Shareholder Inquiries....................................   55
                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   56
                          The Funds................................................   56
                          The Board of Trustees....................................   56
                          The Advisor..............................................   56
                          The Sub-Advisor..........................................   56
                          The Distributor..........................................   57
                          The Administrator and Sub-Administrator..................   57
                          The Transfer Agent, Custodian and Sub-Custodian..........   57
                          Year 2000................................................   57
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   58
                          Investment Practices.....................................   58
                          Investment Risks.........................................   61
                          Investment Policies......................................   62
                       APPENDIX: DESCRIPTION OF RATINGS............................   63


                              table of    contents
                        a brief    preview of the funds

             WHAT ARE THE GOALS OF ONE GROUP EQUITY FUNDS?
             The Funds are designed for a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds normally will invest in a variety of equity securities, including common stock. The Funds also may invest in debt securities and preferred stocks which are convertible into common stock, and lend their portfolio securities. Most of the Funds may invest in securities of foreign issuers.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             Equity securities such as those in which the Funds may invest are more volatile and carry more risk than some other forms of investment. Accordingly, as with all equity investments, you may lose money by investing in the Funds. The Funds may invest in derivative securities. These securities may expose the Funds to special risks. In addition, investments in foreign securities may expose the Funds to risks that are different from investments in U.S. securities. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?

             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With One Group Mutual Funds" will provide more information. Class I shares are not available to Individual Retirement Accounts ("IRA").


             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Class C shares are not available for purchase in all of the Funds. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group." For additional information, call The One Group Services Company at 1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on the last business day of each month and are distributed periodically on the first business day of each month. One Group International Equity Index Fund, however, distributes dividends annually. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?

             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. Independence International Associates, Inc. (the "Sub-Advisor") serves as Sub-Advisor to the International Equity Index Fund. The Sub-Advisor's fees are paid by Banc One Investment Advisors. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses." Additional information regarding the Sub-Advisor is located in the Prospectus under the heading "The Sub-Advisor."

    One Group(R)

Balanced Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks to provide total
return while preserving capital.

LOGO PRINCIPAL INVESTMENT STRATEGY
The Fund invests in a combination of
stocks, fixed income securities and
money market instruments. Banc One
Investment Advisors will regularly
review the Fund's asset allocations
and vary them over time to favor
investments which they believe will
provide the most favorable total
return. In making asset allocation
decisions, Banc One Investment
Advisors will evaluate projections
of risk, market and economic
conditions, volatility, yields and
expected return. Because the Fund
seeks total return over the long
term, Banc One Investment Advisors
will not attempt to time the market.
Rather, asset allocation shifts will
be made gradually over time. This
Fund was formerly called The One
Group Asset Allocation Fund.

LOGO PORTFOLIO SECURITIES
The Fund normally will invest
between 40% and 75% of its total
assets in all types of equity
securities, including the stock of
both large and small capitalization
companies, as well as growth and
value securities. Up to 20% of the
equities held by the Fund may be
foreign securities, including
American Depository Receipts.
Between 25% and 60% of the Fund's
total assets will be invested in
fixed income securities, including
bonds, notes, and other debt
securities. The balance of the
Fund's total assets will be invested
in money market instruments. For a
list of all the securities in which
the Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities, which may increase or
decrease in value. As a result, the
value of your investment in the Fund
may increase or decrease in value.
The Fund also will invest in fixed
income securities. The value of
these securities will change in
response to interest rate changes
and other factors. This is
especially true to the extent that
the Fund invests in debt securities
in the lowest investment grade
category. Such securities have
speculative characteristics. Before
you invest, please read "More About
the Funds" and "Investment
Practices."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      5.25%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3)
                                                                (as a percentage of average daily
                                                                net assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (4)                           .55%      .55%      .55%

                                                              12b-1 Fees (after fee waiver) (5)       .25%     1.00%     1.00%

                                                              Other Expenses                          .40%      .40%      .40%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (6)                     1.20%     1.95%     1.95%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .55%
                                        none
                                        .40%
                                        .95%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .65% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(6) Total Operating Expenses have been revised to reflect fee waivers. Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.40% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.05% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 89       $115        $190

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 66      $ 94       $125        $212

                                                              Class B           $ 70      $ 91       $125        $208

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 71      $ 94       $130        $221

                                                              Class C           $ 30      $ 61       $105        $227

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 31      $ 64       $110        $238

                                                              Class I           $ 10      $ 30       $ 53        $117

                                                              Class I
                                                                (without fee
                                                                waiver)         $ 11      $ 33       $ 58        $128


Assuming no redemption the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 89       $115        $190

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 66      $ 94       $125        $212

                                                              Class B           $ 20      $ 61       $105        $208

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 21      $ 64       $110        $221

                                                              Class C           $ 20      $ 61       $105        $227

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 21      $ 64       $110        $238

                                                              Class I           $ 10      $ 30       $ 53        $117

                                                              Class I
                                                                (without fee
                                                                waiver)         $ 11      $ 33       $ 58        $128


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Balanced Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance over the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                             YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------------------------
                  CLASS I                      1998            1997           1996           1995           1994         1993(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  12.98        $  11.71        $ 10.73        $  9.64        $ 10.06       $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                          0.40            0.43           0.41           0.38           0.29          0.07
  Net realized and unrealized gains
    (losses) from investments                    2.24            1.81           1.16           1.12          (0.38)         0.06
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                 2.64            2.24           1.57           1.50          (0.09)         0.13
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                    (0.39)          (0.43)         (0.41)         (0.37)         (0.29)        (0.07)
  From net realized gains                       (1.43)          (0.54)         (0.18)         (0.04)         (0.04)           --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.82)          (0.97)         (0.59)         (0.41)         (0.33)        (0.07)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $  13.80        $  12.98        $ 11.71        $ 10.73        $  9.64       $ 10.06
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                    22.12%          20.16%         14.87%         16.06%         (1.01)%        5.45%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)          $105,243        $ 94,971        $50,323        $37,658        $42,751       $30,441
  Ratio of expenses to average net assets        0.85%           0.80%          0.94%          1.06%          1.06%         0.90%(b)
  Ratio of net investment income to average
    net assets                                   3.03%           3.55%          3.58%          3.72%          2.91%         3.03%(b)
  Ratio of expenses to average net assets*       1.03%           1.00%          1.19%          1.31%          1.33%         1.34%(b)
  Ratio of net investment income to average
    net assets*                                  2.85%           3.35%          3.33%          3.47%          2.64%         2.59%(b)
  Portfolio turnover (c)                        46.04%          80.96%         73.38%        115.36%         56.55%         4.05%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class I Shares commenced offering on April 5,
  1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                             YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------------------------
                  CLASS A                      1998            1997           1996           1995           1994         1993(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  13.00        $  11.72        $ 10.74        $  9.65        $ 10.06       $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                          0.36            0.39           0.37           0.35           0.27          0.05
  Net realized and unrealized gains
    (losses) from investments                    2.24            1.83           1.16           1.13          (0.38)         0.07
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                 2.60            2.22           1.53           1.48          (0.11)         0.12
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                    (0.36)          (0.40)         (0.37)         (0.34)         (0.26)        (0.06)
  In excess of net investment income               --              --             --          (0.01)            --            --
  From net realized gains                       (1.43)          (0.54)         (0.18)         (0.04)         (0.04)           --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.79)          (0.94)         (0.55)         (0.39)         (0.30)        (0.06)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $  13.81        $  13.00        $ 11.72        $ 10.74        $  9.65       $ 10.06
--------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)            21.71%          19.85%         14.48%         15.76%         (1.19)%        5.23%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)          $ 50,456        $ 31,379        $17,849        $ 4,745        $ 1,691       $   571
  Ratio of expenses to average net assets        1.10%           1.05%          1.19%          1.31%          1.33%         1.15%(b)
  Ratio of net investment income to average
    net assets                                   2.77%           3.30%          3.33%          3.57%          2.68%         2.84%(b)
  Ratio of expenses to average net assets*       1.38%           1.34%          1.54%          1.66%          1.67%         1.62%(b)
  Ratio of net investment income to average
    net assets*                                  2.49%           3.01%          2.98%          3.22%          2.34%         2.37%(b)
  Portfolio turnover (c)                        46.04%          80.96%         73.38%        115.36%         56.55%         4.05%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced operations on April 2,
  1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Balanced Fund    Financial Highlights

                                                                                     YEAR ENDED JUNE 30,
                                                             ------------------------------------------------------------------
                          CLASS B                              1998           1997           1996          1995         1994(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  13.04        $ 11.76        $ 10.76       $  9.67       $ 10.37
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          0.26           0.30           0.28          0.27          0.08
  Net realized and unrealized gains (losses) from
    investments                                                  2.26           1.83           1.18          1.14         (0.70)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 2.52           2.13           1.46          1.41         (0.62)
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                    (0.26)         (0.31)         (0.28)        (0.27)        (0.08)
  In excess of net investment income                               --             --             --         (0.01)           --
  From net realized gains                                       (1.43)         (0.54)         (0.18)        (0.04)           --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (1.69)         (0.85)         (0.46)        (0.32)        (0.08)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  13.87        $ 13.04        $ 11.76       $ 10.76       $  9.67
-------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            20.95%         18.90%         13.79%        14.90%        (5.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                          $114,957        $43,900        $18,575       $ 3,019       $ 1,862
  Ratio of expenses to average net assets                        1.85%          1.81%          1.94%         2.07%         2.40%(c)
  Ratio of net investment income to average net assets           2.01%          2.54%          2.58%         2.77%         1.99%(c)
  Ratio of expenses to average net assets*                       2.03%          2.01%          2.19%         2.31%         2.40%(c)
  Ratio of net investment income to average net assets*          1.83%          2.34%          2.33%         2.52%         1.99%(c)
  Portfolio turnover (d)                                        46.04%         80.96%         73.38%       115.36%        56.55%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B commenced offering shares on January 14, 1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Large Cap Growth Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks long-term capital
appreciation and growth of income by
investing primarily in equity
securities.
LOGO INVESTMENT STRATEGY
The Fund invests primarily in equity
securities of large,
well-established companies. The
weighted average capitalization of
companies in which the Fund invests
normally will exceed the market
median capitalization of the
Standard & Poor's 500 Composite
Stock Price Index ("S&P 500").* This
Fund was formerly called The One
Group Large Company Growth Fund.
LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
65% of its total assets in the
equity securities of companies
described above, including common
stock, warrants and rights to buy
common stocks. The remainder of the
Fund's total assets may be invested
in nonconvertible fixed income
securities, options and futures,
repurchase agreements, and
securities issued by the U.S.
government and its agencies and
instrumentalities. For daily cash
management purposes, the Fund may
invest in repurchase agreements and
cash equivalents. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."
LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities, which may increase or
decrease in value. As a result, the
value of your investment in the Fund
may increase or decrease in value.
The Fund also may invest in fixed
income securities. The value of
these securities will change in
response to interest rate changes
and other factors. This is
especially true to the extent the
Fund invests in debt securities with
speculative characteristics. Before
you invest, please read "More About
the Funds" and "Investment
Practices."
LOGO FUND MANAGEMENT

The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.


* "S&P 500" is a registered service
  mark of Standard & Poor's
  Corporation, which does not
  sponsor and is in no way
  affiliated with the Fund.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      5.25%      none      none    none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%    none

Redemption Fees                         none      none      none    none

Exchange Fees                           none      none      none    none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets)

Investment Advisory Fees                .71%      .71%      .71%    .71%

12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%    none

Other Expenses                          .21%      .21%      .21%    .21%

Total Fund Operating Expenses (after
  fee waiver) (5)                      1.17%     1.92%     1.92%    .92%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.27% for Class A shares.

EXAMPLE An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.


                            1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A                      $ 64      $ 88       $113        $187

Class A (without
  fee waiver)                $ 65      $ 91       $119        $198

Class B                      $ 69      $ 90       $124        $205

Class C                      $ 29      $ 60       $104        $224

Class I                      $  9      $ 29       $ 51        $113



Assuming no redemption at the end of the periods, the dollar amounts in the above example would be as follows:


                            1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A                      $ 64      $ 88       $113        $187

Class A (without
  fee waiver)                $ 65      $ 91       $119        $198

Class B                      $ 19      $ 60       $104        $205

Class C                      $ 19      $ 60       $104        $224

Class I                      $  9      $ 29       $ 51        $113



Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.
These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Large Cap Growth Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                        YEAR ENDED JUNE 30,
                                            ----------------------------------------------------------------------------
                 CLASS I                       1998              1997             1996            1995            1994
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    19.44        $    15.44        $  13.47        $  11.32        $  10.92
------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                           0.04              0.12            0.18            0.20            0.20
  Net realized and unrealized gains
    (losses) from investments                     6.13              4.79            2.14            3.04            0.67
------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                  6.17              4.91            2.32            3.24            0.87
------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                    (0.02)            (0.11)          (0.18)          (0.20)          (0.20)
  From net realized gains                       (2.88)            (0.80)          (0.17)          (0.89)          (0.27)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (2.90)            (0.91)          (0.35)          (1.09)          (0.47)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    22.71        $    19.44        $  15.44        $  13.47        $  11.32
------------------------------------------------------------------------------------------------------------------------
Total Return                                    35.75%            33.11%          17.36%          21.85%           8.04%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $1,510,521        $1,142,864        $745,986        $531,595        $150,035
  Ratio of expenses to average net assets        0.99%             0.99%           0.96%           1.00%           0.78%
  Ratio of net investment income to
    average net assets                           0.21%             0.69%           1.20%           1.72%           1.87%
  Ratio of expenses to average net assets*       0.99%             0.99%           0.99%           1.00%           1.13%
  Ratio of net investment income to
    average net assets*                          0.21%             0.69%           1.17%           1.72%           1.52%
  Portfolio turnover (a)                       117.34%            57.17%          35.51%          14.22%           9.04%

                                             YEAR ENDED JUNE 30,
                                            ----------------------
                 CLASS I                     1993          1992(b)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  9.85        $ 10.00
---------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.23           0.08
  Net realized and unrealized gains
    (losses) from investments                  1.12         (0.16)
---------------------------------------------------------------------------
Total from Investment Activities               1.35         (0.08)
---------------------------------------------------------------------------
Distributions:
  From net investment income                 (0.23)         (0.07)
  From net realized gains                    (0.05)          --
---------------------------------------------------------------------------
Total Distributions                          (0.28)         (0.07)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 10.92        $  9.85
---------------------------------------------------------------------------
Total Return                                 13.92%       .(080)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $41,317        $25,019
  Ratio of expenses to average net assets     0.39%        0.30%(c)
  Ratio of net investment income to
    average net assets                        2.24%        2.37%(c)
  Ratio of expenses to average net assets*    1.43%        1.49%(c)
  Ratio of net investment income to
    average net assets*                       1.21%        1.12%(c)
  Portfolio turnover (a)                     10.61%          3.09%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The Fund commenced operations on February 28, 1992. (c) Annualized.

                                                                                     YEAR ENDED JUNE 30,
                                                            ---------------------------------------------------------------------
                         CLASS A                              1998            1997           1996           1995          1994(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  19.92        $  15.83        $ 13.83        $ 11.62        $ 11.78
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                       (0.01)            0.08           0.14           0.17           0.04
  Net realized and unrealized gains (losses) from
    investments                                                 6.30            4.88           2.17           3.10         (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                6.29            4.96           2.31           3.27         (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                      --          (0.07)         (0.14)         (0.16)         (0.04)
  In excess of net investment income                          (0.01)           --                --           (0.01)        --
  From net realized gains                                     (2.88)          (0.80)         (0.17)         (0.89)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (2.89)          (0.87)         (0.31)         (1.06)         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  23.32        $  19.92        $ 15.83        $ 13.83        $ 11.62
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                          35.43%          32.57%         16.85%         21.52%       .(102)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                         $199,052        $125,910        $75,114        $27,428           $368
  Ratio of expenses to average net assets                      1.24%           1.24%          1.21%          1.26%        1.25%(c)
  Ratio of net investment income to average net assets       (0.04)%           0.44%          0.95%          1.49%        1.78%(c)
  Ratio of expenses to average net assets*                     1.34%           1.32%          1.34%          1.36%        1.35%(c)
  Ratio of net investment income to average net assets*      (0.14)%           0.36%          0.82%          1.39%        1.68%(c)
  Portfolio turnover (d)                                     117.34%          57.17%         35.51%         14.22%          9.04%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced offering on January 1, 1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Large Cap Growth Fund    Financial Highlights

                                                                                     YEAR ENDED JUNE 30,
                                                            ---------------------------------------------------------------------
                         CLASS B                              1998            1997           1996           1995          1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                        $  19.61        $  15.63        $ 13.63        $ 11.47        $ 11.57
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                (0.10)          (0.04)           0.05           0.09           0.03
  Net realized and unrealized gains (losses) from
    investments                                                 6.10            4.82           2.17           3.06         (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                6.00            4.78           2.22           3.15         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                      --           --              (0.05)       (0.09)         (0.03)
  In excess of net investment income                           --                 --             --           (0.01)        --
  From net realized gains                                     (2.88)          (0.80)         (0.17)         (0.89)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (2.88)          (0.80)         (0.22)         (0.99)         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  22.73        $  19.61        $ 15.63        $ 13.63        $ 11.47
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                          34.39%          31.74%         16.41%         20.65%       .(066)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                         $280,563        $132,268        $56,261         $6,918           $334
  Ratio of expenses to average net assets                      1.99%           2.00%          1.96%          2.01%        1.99%(c)
  Ratio of net investment income (loss) to average net
    assets                                                   (0.80)%         (0.33)%          0.20%          0.74%        0.96%(c)
  Ratio of expenses to average net assets*                     1.99%           2.00%          1.99%          2.01%        1.99%(c)
  Ratio of net investment income (loss) to average net
    assets*                                                  (0.80)%         (0.33)%          0.17%          0.74%        0.96%(c)
  Portfolio turnover (d)                                     117.34%          57.17%         35.51%         14.22%          9.04%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                NOVEMBER 4,
                                                                  1997 TO
                                                                  JUNE 30,
                          CLASS C                                 1998(A)
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 18.98
------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                      (0.06)
  Net realized and unrealized gains from investments                 4.99
------------------------------------------------------------------------------
Total from Investment Activities                                     4.93
------------------------------------------------------------------------------
Distributions:
  From net realized gains                                           (1.34)
------------------------------------------------------------------------------
Total Distributions                                                 (1.34)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 22.57
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                27.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                       $492
  Ratio of expenses to average net assets                            1.98%(c)
  Ratio of net investment income to average net assets              (0.87)%(c)
  Portfolio turnover (d)                                           117.34%


  (A) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Large Cap Value Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks capital appreciation
with the incidental goal of
achieving current income by
investing primarily in equity
securities.
LOGO INVESTMENT STRATEGY
The Fund invests in equity
securities of large capitalization
companies that are believed to be
selling below their long-term
investment values. The weighted
average capitalization of companies
in which the Fund invests normally
will exceed the market median
capitalization of the Standard &
Poor's 500 Composite Stock Price
Index ("S&P 500").* The Fund also
may invest in the stock of companies
which have "breakup values" well in
excess of current market values or
which have uniquely undervalued
corporate assets. This Fund was
formerly called The One Group Large
Company Value Fund.
LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
65% of its total assets in the
equity securities of companies
described above, including common
stocks and debt securities and
preferred stock that is convertible
to common stock. A portion of the
Fund's assets will be held in cash
equivalents. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities, which may increase or
decrease in value. As a result, the
value of your investment in the Fund
may increase or decrease in value.
Before you invest, please read "More
About the Funds" and "Investment
Practices."
LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

* "S&P 500" is a registered service
  mark of Standard & Poor's
  Corporation, which does not
  sponsor and is in no way

  affiliated with the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      5.25%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3) (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees                .74%      .74%      .74%

                                                              12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%

                                                              Other Expenses                          .26%      .26%      .26%

                                                              Total Fund Operating Expense (after
                                                                fee waiver) (5)                      1.25%     2.00%     2.00%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .74%
                                        none
                                        .26%
                                       1.00%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.35% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 65      $ 90       $118        $196

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 66      $ 93       $123        $206

                                                              Class B           $ 70      $ 93       $128        $213

                                                              Class C           $ 30      $ 63       $108        $233

                                                              Class I           $ 10      $ 32       $ 55        $122


Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 65      $ 90       $118        $196

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 66      $ 93       $123        $206

                                                              Class B           $ 20      $ 63       $108        $213

                                                              Class C           $ 20      $ 63       $108        $233

                                                              Class I           $ 10      $ 32       $ 55        $122


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Large Cap Value Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                          YEAR ENDED JUNE 30,
                                       ----------------------------------------------------------------------------------------
               CLASS I                   1998        1997        1996        1995        1994        1993      1992     1991(c)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  14.79    $  12.83    $  12.87    $  11.34    $  11.64    $  11.34   $ 10.07   $ 10.00
Investment Activities:
  Net investment income                    0.21        0.27        0.31        0.31        0.20        0.18      0.21      0.08
  Net realized and unrealized gains
    (losses) from investments              2.84        3.01        1.20        2.18       (0.01)       0.58      1.34      0.07
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities           3.05        3.28        1.51        2.49        0.19        0.76      1.55      0.15
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income              (0.21)      (0.26)      (0.31)      (0.32)      (0.19)      (0.18)    (0.21)    (0.08)
  From net realized gains                 (0.93)      (1.06)      (1.24)      (0.64)      (0.30)      (0.28)    (0.07)       --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                       (1.14)      (1.32)      (1.55)      (0.96)      (0.49)      (0.46)    (0.28)    (0.08)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $  16.70    $  14.79    $  12.83    $  12.87    $  11.34    $  11.64   $ 11.34   $ 10.07
-------------------------------------------------------------------------------------------------------------------------------
Total Return                              21.46%      27.10%      12.71%      23.42%      (1.59)%      6.73%    15.53%     4.47%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)    $792,649    $686,156    $584,527    $365,376    $169,127    $132,833   $62,075   $36,237
  Ratio of expenses to average net
    assets                                 0.95%       0.97%       0.97%       1.00%       0.95%       0.86%     0.82%     0.52%(b)
  Ratio of net investment income to
    average net assets                     1.34%       1.99%       2.43%       2.74%       1.72%       1.62%     1.91%     2.48%(b)
  Ratio of expenses to average net
    assets*                                0.95%       0.97%       0.98%       1.01%       1.02%       1.12%     1.34%     1.26%(b)
  Ratio of net investment income to
    average net assets*                    1.34%       1.99%       2.42%       2.73%       1.65%       1.36%     1.39%     1.74%(b)
  Portfolio turnover (a)                  47.35%      77.05%     186.84%     203.13%     111.72%      51.75%    55.90%    19.87%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) The Fund commenced operations on March 1, 1991.

                                                                                YEAR ENDED JUNE 30,
                                                   ----------------------------------------------------------------------------
                     CLASS A                         1998        1997        1996        1995        1994      1993     1992(b)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.85    $  12.87    $  12.89    $  11.34    $  11.64   $ 11.33   $ 11.42
Investment Activities:
  Net investment income                                0.18        0.23        0.27        0.28        0.17      0.16      0.07
  Net realized and unrealized gains (losses) from
    investments                                        2.84        3.04        1.22        2.20       (0.01)     0.59     (0.08)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       3.02        3.27        1.49        2.48        0.16      0.75     (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                          (0.17)      (0.23)      (0.27)      (0.27)      (0.16)    (0.16)    (0.08)
  In excess of net investment income                     --          --          --       (0.02)         --        --        --
  From net realized gains                             (0.93)      (1.06)      (1.24)      (0.64)      (0.30)    (0.28)       --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (1.10)      (1.29)      (1.51)      (0.93)      (0.46)    (0.44)    (0.08)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  16.77    $  14.85    $  12.87    $  12.89    $  11.34   $ 11.64   $ 11.33
-------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                  21.14%      26.90%      12.40%      22.64%       1.35%     6.64%    (0.33)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                $ 15,699    $ 14,832    $  9,380    $  3,481    $    698   $   451   $    12
  Ratio of expenses to average net assets              1.20%       1.22%       1.22%       1.25%       1.20%     1.10%     1.02%(c)
  Ratio of net investment income to average net
    assets                                             1.10%       1.72%       2.18%       2.52%       1.57%     1.41%     2.12%(c)
  Ratio of expenses to average net assets*             1.30%       1.31%       1.33%       1.37%       1.37%     1.50%     1.22%(c)
  Ratio of net investment income to average net
    assets*                                            1.00%       1.63%       2.07%       2.41%       1.40%     1.01%     1.92%(c)
  Portfolio turnover (a)                              47.35%      77.05%     186.84%     203.13%     111.72%    51.75%    55.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.

One Group(R) Large Cap Value Fund    Financial Highlights

                                                                                YEAR ENDED JUNE 30,
                                                               -------------------------------------------
                          CLASS B                                1998        1997        1996       1995      1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  14.95    $  12.98    $  12.96    $ 11.41    $ 11.87
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.07        0.14        0.18       0.17       0.05
  Net realized and unrealized gains (losses) from
    investments                                                    2.84        3.04        1.26       2.19      (0.46)
---------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                   2.91        3.18        1.44       2.36      (0.41)
---------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                      (0.09)      (0.15)      (0.18)     (0.17)     (0.05)
  From net realized gains                                         (0.93)      (1.06)      (1.24)     (0.64)        --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (1.02)      (1.21)      (1.42)     (0.81)     (0.05)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  16.84    $  14.95    $  12.98    $ 12.96    $ 11.41
---------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              20.18%      25.86%      11.95%     22.28%      3.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                            $ 17,154    $  9,288    $  4,135    $   861    $   182
  Ratio of expenses to average net assets                          1.95%       1.97%       1.97%      2.00%      2.00%(c)
  Ratio of net investment income to average net assets             0.33%       0.96%       1.43%      1.74%      1.06%(c)
  Ratio of expenses to average net assets*                         1.95%       1.97%       1.98%      2.01%      2.00%(c)
  Ratio of net investment income to average net assets*            0.33%       0.96%       1.42%      1.72%      1.06%(c)
  Portfolio turnover (d)                                          47.35%      77.05%     186.84%    203.13%    111.72%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Mid Cap Growth Fund

LOGO INVESTMENT OBJECTIVE

The Fund seeks growth of capital and
secondarily, current income by
investing primarily in equity
securities.



LOGO INVESTMENT STRATEGY


The Fund invests in securities of
companies with market
capitalizations between $500 million
and $5 billion that have the
potential to produce above-average
earnings growth per share over a
one-to-three year period. Typically,
the Fund acquires shares of
established companies with a history
of above-average growth, as well as
those companies expected to enter
periods of above-average growth. Not
all the securities purchased by the
Fund will pay dividends. The Fund
also invests in smaller companies in
emerging growth industries. This
Fund was formerly called The One
Group Growth Opportunities Fund.


LOGO PORTFOLIO SECURITIES

The Fund normally invests at least
80% of its total assets in equity
securities of mid cap companies.
These securities include common
stocks and debt securities and
preferred stocks that are
convertible to common stock. A
portion of the Fund's assets will be
held in cash equivalents. For a list
of all the securities in which the
Fund may invest, please read
"Investment Practices."


LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Also, the stocks of smaller
companies may be subject to greater
risks than those of larger
companies. Before you invest, please
read "More About the Funds" and
"Investment Practices."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      5.25%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3)
                                                                (as a percentage of average
                                                                daily net assets)

                                                              Investment Advisory Fees                .74%      .74%      .74%

                                                              12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%

                                                              Other Expenses                          .26%      .26%      .26%

                                                              Total Fund Operating Expenses (after
                                                                fee waiver) (5)                      1.25%     2.00%     2.00%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .74%
                                        none
                                        .26%
                                       1.00%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.


(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.


(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.35% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 65      $ 90       $118        $196

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 66      $ 93       $123        $206

                                                              Class B           $ 70      $ 93       $128        $213

                                                              Class C           $ 30      $ 63       $108        $233

                                                              Class I           $ 10      $ 32       $ 55        $122


Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 65      $ 90       $118        $196

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 66      $ 93       $123        $206

                                                              Class B           $ 20      $ 63       $108        $213

                                                              Class C           $ 20      $ 63       $108        $233

                                                              Class I           $ 10      $ 32       $ 55        $122


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Mid Cap Growth Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance over the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                    YEAR ENDED JUNE 30,
                                      --------------------------------------------------------------------------------
CLASS I                                 1998        1997        1996        1995        1994        1993        1992
NET ASSET VALUE, BEGINNING OF PERIOD  $  19.46    $  18.81    $  18.40    $  15.96    $  16.96    $  14.54    $  12.92
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                  (0.07)       0.25        0.20        0.06        0.07        0.06        0.09
  Net realized and unrealized gains
    (losses) from investments             5.70        3.59        3.83        2.98       (0.05)       2.99        1.87
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities          5.63        3.84        4.03        3.04        0.02        3.05        1.96
----------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                --       (0.25)      (0.20)      (0.06)      (0.07)      (0.06)      (0.08)
  In excess of net investment               --       (0.02)         --          --          --          --          --
  From net realized gains                (2.58)      (2.92)      (3.42)      (0.54)      (0.95)      (0.57)      (0.26)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                      (2.58)      (3.19)      (3.62)      (0.60)      (1.02)      (0.63)      (0.34)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $  22.51    $  19.46    $  18.81    $  18.40    $  15.96    $  16.96    $  14.54
----------------------------------------------------------------------------------------------------------------------
Total Return                             31.11%      22.75%      24.63%      19.75%      (0.16)%     21.36%      15.15%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   $868,901    $623,911    $532,525    $413,518    $389,567    $232,898    $131,533
  Ratio of expenses to average net
    assets                                1.00%       0.99%       1.00%       0.98%       0.98%       0.89%       0.75%
  Ratio of net investment income to
    average net assets                   (0.36)%      1.32%       1.15%       0.38%       0.42%       0.41%       0.51%
  Ratio of expenses to average net
    assets*                               1.00%       0.99%       1.01%       0.98%       1.03%       1.11%       1.23%
  Ratio of net investment income to
    average net assets*                  (0.36)%      1.32%       1.14%       0.38%       0.37%       0.19%       0.03%
  Portfolio turnover (a)                158.43%     301.35%     435.30%     132.63%      70.67%      64.64%      42.77%

                                           YEAR ENDED JUNE 30,
                                      -----------------------------
CLASS I                                1991       1990      1989(b)
NET ASSET VALUE, BEGINNING OF PERIOD  $ 12.14    $ 10.71    $ 10.00
---------------------------------------------------------------------------
Investment Activities:
  Net investment income                  0.21       0.19       0.11
  Net realized and unrealized gains
    (losses) from investments            0.92       1.97       0.71
------------------------------------------------------------------------------------
Total from Investment Activities         1.13       2.16       0.82
---------------------------------------------------------------------------------------------
Distributions:
  From net investment income            (0.21)     (0.19)     (0.11)
  In excess of net investment              --         --         --
  From net realized gains               (0.14)     (0.54)        --
------------------------------------------------------------------------------------------------------
Total Distributions                     (0.35)     (0.73)     (0.11)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $ 12.92    $ 12.14    $ 10.71
----------------------------------------------------------------------------------------------------------------------
Total Return                             9.85%     20.83%     24.86%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   $53,831    $31,804    $22,753
  Ratio of expenses to average net
    assets                               0.45%      0.41%      0.38%(c)
  Ratio of net investment income to
    average net assets                   1.75%      1.65%      3.20%(c)
  Ratio of expenses to average net
    assets*                              1.19%      1.15%      1.12%(c)
  Ratio of net investment income to
    average net assets*                  1.01%      0.91%      2.46%(c)
  Portfolio turnover (a)                68.83%     92.55%     68.51%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) The Fund commenced operations on March 2, 1989; at that time, the Fund did not offer multiple classes of shares. Subsequently all shares of the Fund were redesignated as Class I shares. (C) Annualized.

                                                                                YEAR ENDED JUNE 30,
                                                  -------------------------------------------------------------------------------
CLASS A                                             1998        1997        1996        1995        1994        1993    1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD              $  19.37    $  18.76    $  18.36    $  15.93    $  16.96    $  14.54  $ 16.53
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                              (0.08)       0.21        0.17        0.02        0.04        0.03     0.01
  Net realized and unrealized gains (losses)
    from investments                                  5.65        3.58        3.80        2.98       (0.08)       3.00    (1.99)
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                      5.57        3.79        3.97        3.00       (0.04)       3.03    (1.98)
----------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                            --       (0.24)      (0.15)      (0.01)      (0.03)      (0.04)   (0.01)
  In excess of net investment income                    --       (0.02)         --       (0.02)      (0.01)         --       --
  From net realized gains                            (2.58)      (2.92)      (3.42)      (0.54)      (0.95)      (0.57)      --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (2.58)      (3.18)      (3.57)      (0.57)      (0.99)      (0.61)   (0.01)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $  22.36    $  19.37    $  18.76    $  18.36    $  15.93    $  16.96  $ 14.54
----------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                 30.95%      22.52%      24.32%      19.50%      (0.52)%    21.70%   (34.00)%(a)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)               $ 95,647    $ 43,370    $ 28,052    $ 11,178    $  8,097    $  5,757  $    84
  Ratio of expenses to average net assets             1.25%       1.25%       1.25%       1.23%       1.22%       1.11%    1.31%(a)
  Ratio of net investment income to average net
    assets                                           (0.60)%      0.92%       0.90%       0.12%       0.27%       0.25%    0.12%(a)
  Ratio of expenses to average net assets*            1.35%       1.34%       1.36%       1.33%       1.38%       1.48%    1.50%(a)
  Ratio of net investment income (loss) to
    average net assets*                              (0.70)%      0.83%       0.79%       0.02%       0.11%      (0.12)%  (0.07)%(a)
  Portfolio turnover (b)                            158.43%     301.35%     435.30%     132.63%      70.67%      64.64%   42.77%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Annualized. (B) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (C) Class A Shares commenced offering on February 18, 1992.

One Group(R) Mid Cap Growth Fund    Financial Highlights

                                                                                YEAR ENDED JUNE 30,
                                                              -------------------------------------------------------
CLASS B                                                         1998        1997        1996        1995      1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  18.82    $  18.43    $  18.14    $  15.85    $17.44
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                   (0.15)       0.11        0.09       (0.07)    (0.02)
  Net realized and unrealized gains (losses) from
    investments                                                   5.35        3.44        3.69        2.90     (1.56)
---------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  5.20        3.55        3.78        2.83     (1.58)
---------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                        --       (0.22)      (0.07)         --     (0.01)
  In excess of net investment income                                --       (0.02)         --          --        --
  From net realized gains                                        (2.58)      (2.92)      (3.42)      (0.54)       --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (2.58)      (3.16)      (3.49)      (0.54)    (0.01)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  21.44    $  18.82    $  18.43    $  18.14    $15.85
---------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             29.79%      21.73%      23.53%      18.47%    (9.07)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $ 90,930    $ 37,409    $ 12,910    $  2,787    $1,131
  Ratio of expenses to average net assets                         2.00%       2.00%       2.00%       1.98%     2.12%(c)
  Ratio of net investment income (loss) to average net
    assets                                                       (1.35)%      0.01%       0.15%      (0.63)%   (0.55)%(c)
  Ratio of expenses to average net assets*                        2.00%       2.00%       2.01%       1.98%     2.12%(c)
  Ratio of net investment income (loss) to average net
    assets*                                                      (1.35)%      0.01%       0.14%      (0.63)%   (0.55)%(c)
  Portfolio turnover (d)                                        158.43%     301.35%     435.30%     132.63%    70.67%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Class B Shares commenced offering on January 14, 1994. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                NOVEMBER 4,
                                                                  1997 TO
                                                                 JUNE 30,
CLASS C                                                           1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                             $  21.47
-----------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                      (0.04)
  Net realized and unrealized gains from investments                 2.77
-----------------------------------------------------------------------------
Total from Investment Activities                                     2.73
-----------------------------------------------------------------------------
Distributions:
  From net realized gains                                           (1.78)
-----------------------------------------------------------------------------
Total Distributions                                                 (1.78)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  22.42
-----------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                14.27%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $  1,088
  Ratio of expenses to average net assets                            2.01%(c)
  Ratio of net investment income to average net assets              (1.31)%(c)
  Portfolio turnover (d)                                           158.43%


(A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)
International Equity Index Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks to provide investment
results that correspond to the
aggregate price and dividend
performance of the securities in the
MSCI EAFE GDP Index.*
LOGO INVESTMENT STRATEGY
The Fund attempts to track the
capital performance and dividend
income of the Index by investing in
a representative portion of the
stocks which match as closely as
possible the characteristics of the
stocks which comprise the Index. The
Fund also will invest in stock index
futures. The Fund will attempt to
achieve a correlation between the
performance of its portfolio and
that of the MSCI EAFE GDP Index of
at least 0.90, without taking into
account expenses. Perfect
correlation would be 1.00.
LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
65% of its total assets in foreign
equity securities, consisting of
common stocks (including American
Depository Receipts) and preferred
stocks, securities convertible to
common stock (provided they are
traded on an exchange or over-the-
counter), warrants and receipts. No
more than 10% of the Fund's assets
will be held in cash or cash
equivalents. The Fund may invest up
to 10% of its net assets in
securities of emerging international
markets such as Mexico, Chile and
Brazil, either directly through
local exchanges, through publicly
traded closed-end country funds, or
through "passive foreign investment
companies." A substantial portion of
the Fund's assets will be
denominated in foreign currencies.
For a list of all the securities in
which the Fund may invest, please
read "Investment Practices."
LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the index will affect the value of
your investment in the Fund. Also,
investments in foreign securities
involve risks different from
investments in U.S. securities.
Before you invest, please read "More
About the Funds" and "Investment
Risks."
LOGO FUND MANAGEMENT
Independence International
Associates, Inc. ("Independence
International") serves as
sub-advisor to the Fund.
Independence International is an
indirect subsidiary of John Hancock
Mutual Life Insurance Company.

* Gross Domestic Product Weighted
  Morgan Stanley Capital
  International Europe, Australasia
  and Far East Index. MSCI EAFE GDP
  Index is a registered service mark
  of Morgan Stanley Capital
  International, which does not
  sponsor and is in no way

  affiliated with the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      5.25%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3) (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees                .55%      .55%      .55%

                                                              12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%

                                                              Other Expenses                          .40%      .40%      .40%

                                                              Total Fund Operating Expenses (after
                                                                fee waiver) (5)                      1.20%     1.95%     1.95%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .55%
                                        none
                                        .40%
                                        .95%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.30% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 89       $115        $190

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 65      $ 92       $120        $201

                                                              Class B           $ 70      $ 91       $125        $208

                                                              Class C           $ 30      $ 61       $105        $227

                                                              Class I           $ 10      $ 30       $ 53        $117


Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 89       $115        $190

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 65      $ 92       $120        $201

                                                              Class B           $ 20      $ 61       $105        $208

                                                              Class C           $ 20      $ 61       $105        $227

                                                              Class I           $ 10      $ 30       $ 53        $117


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) International Equity Index Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                        YEAR ENDED JUNE 30,
                                   ----------------------------------------------------------------------------------------------
             CLASS I                 1998             1997             1996             1995             1994            1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                           $   16.89        $   15.17        $   13.93        $   13.46        $   11.80        $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                 0.21             0.15             0.11             0.13             0.11             0.06
  Net realized and unrealized
    gains from investments              1.32             2.02             1.43             0.46             1.68             1.75
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities        1.53             2.17             1.54             0.59             1.79             1.81
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income          (0.02)           (0.17)           (0.16)           (0.08)           (0.11)           (0.01)
  In excess of net investment
    income                                --           (0.13)           (0.02)            --                  --               --
  From net realized gains             (0.43)           (0.15)           (0.12)           (0.04)           (0.01)            --
  In excess of net realized gains      --                  --               --               --             (0.01)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.45)           (0.45)           (0.30)           (0.12)           (0.13)           (0.01)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $   17.97        $   16.89        $   15.17        $   13.93        $   13.46        $   11.80
---------------------------------------------------------------------------------------------------------------------------------
Total Return                           9.54%           14.64%           11.22%            4.20%           15.44%        26.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                          $586,741          $449,949         $347,790         $218,299         $145,640          $35,384
  Ratio of expenses to average
    net assets                         0.88%            0.86%            0.97%            1.04%            1.02%         1.22%(b)
  Ratio of net investment income
    to average net assets              1.29%            1.00%            1.04%            1.25%            1.27%         1.37%(b)
  Ratio of expenses to average
    net assets*                        0.88%            0.86%            1.00%            1.04%            1.02%         2.34%(b)
  Ratio of net investment income
    to average net assets*             1.29%            1.00%            1.01%            1.25%            1.27%         0.25%(b)
  Portfolio turnover (c)               9.90%            9.61%            6.28%            4.67%            7.74%            3.10%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced offering on October 28,
  1992. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                        YEAR ENDED JUNE 30,
                                   ----------------------------------------------------------------------------------------------
             CLASS A                 1998             1997             1996             1995             1994            1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                           $   16.92        $   15.16        $   13.92        $   13.49        $   11.80        $   11.74
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                 0.19             0.11             0.14             0.12             0.09             0.02
  Net realized and unrealized
    gains from investments              1.31             2.03             1.40             0.43             1.67             0.04
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities        1.50             2.14             1.54             0.55             1.76             0.06
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income              --           (0.13)           (0.16)           (0.08)           (0.05)            --
  In excess of net investment
    income                             --                (0.10)         (0.02)            --                  --               --
  From net realized gains             (0.43)           (0.15)           (0.12)           (0.04)           (0.02)            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.43)           (0.38)           (0.30)           (0.12)           (0.07)            --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $   17.99        $   16.92        $   15.16        $   13.92        $   13.49        $   11.80
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                              9.34%           14.31%           11.20%            3.87%           15.18%            2.87%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                          $24,060            $12,562          $10,789           $5,028           $2,395             $153
  Ratio of expenses to average
    net assets                         1.13%            1.11%            1.22%            1.28%            1.26%         1.47%(b)
  Ratio of net investment income
    to average net assets              1.11%            0.73%            0.79%            1.09%            1.15%         2.10%(b)
  Ratio of expenses to average
    net assets*                        1.23%            1.19%            1.35%            1.38%            1.36%         2.35%(b)
  Ratio of net investment income
    to average net assets*             1.01%            0.65%            0.66%            0.99%            1.05%         1.22%(b)
  Portfolio turnover (c)               9.90%            9.61%            6.28%            4.67%            7.74%            3.10%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A commenced operations on April 23,
  1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) International Equity Index Fund    Financial Highlights

                                                                                   YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
CLASS B                                                    1998            1997            1996            1995          1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $  16.44        $  14.79        $  13.73        $  13.40        $  13.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.08            0.09            0.03            0.03            0.06
  Net realized and unrealized gains from investments         1.24            1.86            1.32            0.41            0.34
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             1.32            1.95            1.35            0.44            0.40
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                   --          (0.08)          (0.15)          (0.07)           --
  In excess of net investment income                        --               (0.07)        (0.02)           --                 --
  From net realized gains                                  (0.43)          (0.15)          (0.12)          (0.04)           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.43)          (0.30)          (0.29)          (0.11)           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  17.33        $  16.44        $  14.79        $  13.73        $  13.40
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                        8.48%          13.37%           9.97%           3.17%        3.23%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $13,307          $10,033          $5,856          $3,687          $1,872
  Ratio of expenses to average net assets                   1.88%           1.86%           1.97%           2.04%        2.00%(c)
  Ratio of net investment income to average net assets      0.26%           0.08%           0.04%           0.25%        1.37%(c)
  Ratio of expenses to average net assets*                  1.88%           1.86%           2.00%           2.04%        2.00%(c)
  Ratio of net investment income to average net assets*     0.26%           0.08%           0.01%           0.25%        1.37%(c)
  Portfolio turnover (d)                                    9.90%           9.61%           6.28%           4.67%           7.74%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                 NOVEMBER 4,
                                                                   1997 TO
                                                                  JUNE 30,
CLASS C                                                            1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   15.70
----------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                         0.06
  Net realized and unrealized gains from investments
    (losses)                                                           2.45
----------------------------------------------------------------------------
Total from Investment Activities                                       2.51
----------------------------------------------------------------------------
Distributions:
  From net realized gains                                             (0.30)
----------------------------------------------------------------------------
Total Distributions                                                   (0.30)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   17.91
----------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               16.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                     $119
  Ratio of expenses to average net assets                           1.87%(c)
  Ratio of net investment income to average net assets              2.88%(c)
  Portfolio turnover (d)                                               9.90%


(a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)
Mid Cap Value Fund

LOGO INVESTMENT OBJECTIVE

The Fund seeks capital appreciation
with the secondary goal of achieving
current income by investing
primarily in equity securities.



LOGO INVESTMENT STRATEGY


The Fund primarily invests in the
equity securities of companies with
below-market average
price-to-earnings and price-to-book
value ratios and with market
capitalizations of $500 million to
$5 billion. In selecting
investments, the Fund considers the
issuer's soundness and earnings
prospects. If Banc One Investment
Advisors determines that a company's
fundamentals are declining or that
the company's ability to pay
dividends has been impaired, it
likely may consider eliminating the
Fund's holding of the company's
stock. This Fund was formerly called
The One Group Disciplined Value
Fund.


LOGO PORTFOLIO SECURITIES

The Fund normally invests at least
80% of its total assets in equity
securities of mid cap companies.
These securities include common
stocks, debt securities, and
preferred stocks that are
convertible into common stocks. A
portion of the Fund's assets will be
held in cash equivalents. For a list
of all the securities in which the
Fund may invest, please read
"Investment Practices."


LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Before you invest, please read "More
About the Funds" and "Investment
Practices."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      5.25%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3)
                                                                (as a percentage of average
                                                                daily net assets)

                                                              Investment Advisory Fees                .74%      .74%      .74%

                                                              12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%

                                                              Other Expenses                          .20%      .20%      .20%

                                                              Total Fund Operating Expenses (after
                                                                fee waiver) (5)                      1.19%     1.94%     1.94%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .74%
                                        none
                                        .20%
                                        .94%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.


(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.


(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.29% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 88       $114        $189

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 65      $ 91       $120        $200

                                                              Class B           $ 70      $ 91       $125        $207

                                                              Class C           $ 30      $ 61       $105        $226

                                                              Class I           $ 10      $ 30       $ 52        $115


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 88       $114        $189

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 65      $ 91       $120        $200

                                                              Class B           $ 20      $ 61       $105        $207

                                                              Class C           $ 20      $ 61       $105        $226

                                                              Class I           $ 10      $ 30       $ 52        $115


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Mid Cap Value Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                YEAR ENDED JUNE 30,
                                     --------------------------------------------------------------------------
              CLASS I                  1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  15.65   $  14.69   $  13.20   $  11.90   $  12.76   $  11.49   $  10.20
---------------------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.14       0.22       0.29       0.28       0.26       0.28       0.34
 Net realized and unrealized gains
   from investments                      3.99       2.57       2.27       1.57       0.29       1.27       1.29
---------------------------------------------------------------------------------------------------------------
Total from Investment Activities         4.13       2.79       2.56       1.85       0.55       1.55       1.63
---------------------------------------------------------------------------------------------------------------
Distributions:
 From net investment income             (0.14)     (0.22)     (0.29)     (0.27)     (0.26)     (0.28)     (0.34)
 From net realized gains                (2.74)     (1.61)     (0.78)     (0.28)     (1.15)        --         --
----------------------------------------------------------------------------------------------------
Total Distributions                     (2.88)     (1.83)     (1.07)     (0.55)     (1.41)     (0.28)     (0.34)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  16.90   $  15.65   $  14.69   $  13.20   $  11.90   $  12.76   $  11.49
---------------------------------------------------------------------------------------------------------------
Total Return                            28.27%     20.56%     20.10%     16.03%      4.04%     13.58%     16.24%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)   $634,672   $562,302   $522,474   $448,530   $418,238   $211,785   $155,234
 Ratio of expenses to average net
   assets                                0.96%      0.98%      0.99%      1.00%      0.93%      0.89%      0.69%
 Ratio of net investment income to
   average net assets                    0.85%      1.52%      2.04%      2.21%      2.14%      2.30%      3.17%
 Ratio of expenses to average net
   assets*                               0.96%      0.98%      1.00%      1.10%      0.98%      1.08%      1.23%
 Ratio of net investment income to
   average net assets*                   0.85%      1.52%      2.03%      2.11%      2.09%      2.11%      2.63%
 Portfolio turnover (a)                106.41%     92.66%     90.55%    176.66%     56.33%    108.79%     25.32%

                                          YEAR ENDED JUNE 30,
                                     ------------------------------
              CLASS I                  1991       1990     1989(B)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $  10.42   $  10.85   $  10.00
-----------------------------------------------------------------------
Investment Activities:
 Net investment income                   0.39       0.48       0.14
 Net realized and unrealized gains
   from investments                     (0.23)     (0.09)      0.85
-----------------------------------------------------------------------
Total from Investment Activities         0.16       0.39       0.99
-----------------------------------------------------------------------
Distributions:
 From net investment income             (0.38)     (0.48)     (0.14)
 From net realized gains                   --      (0.34)        --
-----------------------------------------------------------------------
Total Distributions                     (0.38)     (0.82)     (0.14)
-----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $  10.20   $  10.42   $  10.85
-----------------------------------------------------------------------
Total Return                             1.75%      3.49%     29.90%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)   $ 74,481   $ 59,992   $ 45,872
 Ratio of expenses to average net
   assets                                0.41%      0.35%      0.33%(c)
 Ratio of net investment income to
   average net assets                    3.92%      4.36%      3.95%(c)
 Ratio of expenses to average net
   assets*                               1.15%      1.09%      1.07%(c)
 Ratio of net investment income to
   average net assets*                   3.18%      3.62%      3.21%(c)
 Portfolio turnover (a)                 49.62%     51.14%     14.66%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Class I Shares commenced offering on March 2, 1989. (c) Annualized.


                                                                            YEAR ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                 CLASS A                     1998         1997         1996         1995         1994         1993       1992(b)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  15.68     $  14.72     $  13.22     $  11.91     $  12.75     $  11.49     $ 11.45
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.10         0.19         0.25         0.24         0.24         0.25        0.12
  Net realized and unrealized gains from
    investments                                3.99         2.57         2.28         1.59         0.30         1.26        0.06
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities               4.09         2.76         2.53         1.83         0.54         1.51        0.18
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                  (0.10)       (0.19)       (0.25)       (0.24)       (0.23)       (0.25)      (0.14)
  From net realized gains                     (2.74)       (1.61)       (0.78)       (0.26)       (1.10)          --          --
  In excess of net realized gains                --           --           --        (0.02)       (0.05)          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (2.84)       (1.80)       (1.03)       (0.52)       (1.38)       (0.25)      (0.14)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  16.93     $  15.68     $  14.72     $  13.22     $  11.91     $  12.75     $ 11.49
--------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)          27.90%       20.21%       19.80%       15.43%        3.95%       13.27%       1.56%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $ 29,443     $ 23,909     $ 20,838     $ 13,560     $ 10,448     $  3,435     $    35
  Ratio of expenses to average net assets      1.21%        1.23%        1.24%        1.26%        1.18%        1.12%       1.29%(c)
  Ratio of net investment income to
    average net assets                         0.60%        1.26%        1.79%        1.99%        2.00%        2.06%       2.43%(c)
  Ratio of expenses to average net
    assets*                                    1.31%        1.31%        1.35%        1.36%        1.33%        1.46%       1.49%(c)
  Ratio of net investment income to
    average net assets*                        0.50%        1.18%        1.68%        1.89%        1.85%        1.72%       2.23%(c)
  Portfolio turnover (a)                     106.41%       92.66%       90.55%      176.66%       56.33%      108.79%      25.32%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.

The One Group(R) Mid Cap Value Fund    Financial Highlights

                                                                                   YEAR ENDED JUNE 30,
                                                         ----------------------------------------------------------------------
                        CLASS B                            1998            1997            1996            1995        1994(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  15.64        $  14.69        $  13.19        $  11.90      $  12.60
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                     (0.02)           0.08            0.15            0.15          0.07
  Net realized and unrealized gains (losses) from
    investments                                              3.98            2.55            2.27            1.58         (0.70)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             3.96            2.63            2.42            1.73         (0.63)
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                (0.01)          (0.07)          (0.14)          (0.15)        (0.06)
  In excess of net investment income                           --              --              --           (0.01)        (0.01)
  From net realized gains                                   (2.74)          (1.61)          (0.78)          (0.28)           --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (2.75)          (1.68)          (0.92)          (0.44)        (0.07)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  16.85        $  15.64        $  14.69        $  13.19      $  11.90
-------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                        26.97%          19.19%          18.93%          14.92%        (5.00)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $ 30,094        $ 20,499        $ 16,305        $ 11,222      $  5,356
  Ratio of expenses to average net assets                    1.96%           1.98%           1.99%           2.00%         1.96%(c)
  Ratio of net investment income to average net assets      (0.15)%          0.51%           1.04%           1.26%         1.80%(c)
  Ratio of expenses to average net assets*                   1.96%           1.98%           2.00%           2.01%         1.96%(c)
  Ratio of net investment income to average net assets*     (0.15)%          0.51%           1.03%           1.25%         1.80%(c)
  Portfolio turnover (d)                                   106.41%          92.66%          90.55%         176.66%        56.33%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)
Equity Index Fund

LOGO INVESTMENT OBJECTIVE

The Fund seeks investment results
that correspond to the aggregate
price and dividend performance of
securities in the Standard & Poor's
500 Composite Stock Price Index
("S&P 500").*



LOGO INVESTMENT STRATEGY


The Fund invests primarily in stocks
included in the S&P 500 and,
secondarily in stock index futures.
Banc One Investment Advisors will
seek to achieve a correlation
between the performance of the Fund
and that of the S&P 500 Index. To
implement this strategy, Banc One
Investment Advisors generally
selects stocks in the order of their
weightings in the S&P 500 beginning
with the heaviest weighted stocks.
The Fund will attempt to achieve a
correlation between the performance
of its portfolio and that of the S&P
500 of at least 0.95, without taking
into account expenses. Perfect
correlation would be 1.00.


LOGO PORTFOLIO SECURITIES
The percentage of a stock that the
Fund holds will be approximately the
same percentage that the stock
represents in the S&P 500. In
addition, the Fund may hold up to
10% of its net assets in cash or
cash equivalents. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities, which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the index will affect the value of
your investment in the Fund. Before
you invest, please read "More About
the Funds" and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

* "S&P 500" is a registered service
  mark of Standard & Poor's
  Corporation, which does not
  sponsor and is in no way
  affiliated with the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      5.25%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (4)                           .15%      .15%      .15%

                                                              12b-1 Fees (after fee waiver) (5)       .25%     1.00%     1.00%

                                                              Other Expenses (after
                                                                reimbursements) (6)                   .21%      .21%      .21%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (7)                      .61%     1.36%     1.36%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .15%
                                        none
                                        .21%
                                        .36%


(1) If you buy or sell shares through an account with a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .30% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(6) Without expense reimbursements, Other Expenses would be .28% for all classes of shares.

(7) Without the voluntary reduction of Investment Advisory and 12b-1 fees and reimbursement of Other Expenses, Total Operating Expenses would be .93% for Class A shares, 1.58% for Class B shares, 1.58% for Class C shares and .58% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 58      $ 71       $ 85        $125

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 61      $ 81       $101        $161

                                                              Class B           $ 64      $ 73       $ 94        $143

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 66      $ 80       $106        $170

                                                              Class C           $ 24      $ 43       $ 74        $164

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 26      $ 50       $ 86        $188

                                                              Class I           $  4      $ 12       $ 20        $ 46

                                                              Class I
                                                                (without fee
                                                                waiver)         $  6      $ 19       $ 32        $ 73


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 58      $ 71       $ 85        $125

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 61      $ 81       $101        $161

                                                              Class B           $ 14      $ 43       $ 74        $143

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 16      $ 50       $ 86        $170

                                                              Class C           $ 14      $ 43       $ 74        $164

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 16      $ 50       $ 86        $188

                                                              Class I           $  4      $ 12       $ 20        $ 46

                                                              Class I
                                                                (without fee
                                                                waivers)        $  6      $ 19       $ 32        $ 73


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Equity Index Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                       YEAR ENDED JUNE 30,
                                            -------------------------------------------------------------------------
                 CLASS I                      1998            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   21.80       $   16.66       $   14.03       $   11.59       $   11.92
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                          0.33            0.35            0.33            0.32            0.29
  Net realized and unrealized gains
    (losses) from investments                    5.98            5.27            3.16            2.59          (0.20)
---------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                 6.31            5.62            3.49            2.91            0.09
---------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                   (0.32)          (0.33)          (0.33)          (0.29)          (0.29)
  In excess of net investment income               --           --               (0.01)        (0.02)          (0.04)
  From net realized gains                      (0.63)          (0.15)          (0.52)          (0.16)          (0.09)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.95)          (0.48)          (0.86)          (0.47)          (0.42)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   27.16       $   21.80       $   16.66       $   14.03       $   11.59
---------------------------------------------------------------------------------------------------------------------
Total Return                                   29.73%          34.30%          25.47%          25.79%           0.63%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $671,422         $480,819        $321,058        $234,895        $165,370
  Ratio of expenses to average net assets       0.35%           0.30%           0.30%           0.33%           0.46%
  Ratio of net investment income to
    average net assets                          1.37%           1.87%           2.18%           2.57%           2.44%
  Ratio of expenses to average net assets*      0.62%           0.61%           0.59%           0.66%           0.59%
  Ratio of net investment income to
    average net assets*                         1.10%           1.56%           1.89%           2.24%           2.31%
  Portfolio turnover (a)                        4.32%           5.81%           9.08%           2.71%          11.81%

                                               YEAR ENDED JUNE 30,
                                            -------------------------
                 CLASS I                      1993           1992(b)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.92       $   10.00
---------------------------------------------------------------------
Investment Activities:
  Net investment income                          0.30            0.26
  Net realized and unrealized gains
    (losses) from investments                    1.13            0.95
---------------------------------------------------------------------
Total from Investment Activities                 1.43            1.21
---------------------------------------------------------------------
Distributions:
  From net investment income                   (0.30)          (0.26)
  In excess of net investment income            --                 --
  From net realized gains                      (0.13)          (0.03)
---------------------------------------------------------------------
Total Distributions                            (0.43)          (0.29)
---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   11.92       $   10.92
---------------------------------------------------------------------
Total Return                                   13.04%       12.14%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)           $96,446         $62,150
  Ratio of expenses to average net assets       0.50%        0.73%(c)
  Ratio of net investment income to
    average net assets                          2.46%        2.43%(c)
  Ratio of expenses to average net assets*      0.87%        1.16%(c)
  Ratio of net investment income to
    average net assets*                         2.09%        2.00%(c)
  Portfolio turnover (a)                        2.71%          21.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The Fund commenced operations on July 2, 1991. (c) Annualized.

                                                                   YEAR ENDED JUNE 30,
                                      -----------------------------------------------------------------------------
              CLASS A                   1998             1997             1996             1995             1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $   21.81        $   16.67        $   14.02        $   11.59        $   11.91
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                    0.26             0.29             0.27             0.29             0.28
  Net realized and unrealized gains
    (losses) from investments              5.97             5.28             3.18             2.58           (0.20)
-------------------------------------------------------------------------------------------------------------------
Total from Investment Activities           6.23             5.57             3.45             2.87             0.08
-------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income             (0.26)           (0.28)           (0.27)           (0.28)           (0.27)
  In excess of net investment income      --                  --             (0.01)          --                (0.04)
  From net realized gains                (0.63)           (0.15)           (0.52)           (0.16)           (0.09)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.89)           (0.43)           (0.80)           (0.44)           (0.40)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $   27.15        $   21.81        $   16.67        $   14.02        $   11.59
-------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)     29.33%           33.94%           25.16%           25.43%            0.56%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   $218,518           $98,338          $32,186           $3,003           $1,416
  Ratio of expenses to average net
    assets                                0.60%            0.55%            0.55%            0.56%            0.62%
  Ratio of net investment income to
    average net assets                    1.11%            1.59%            1.93%            2.38%            2.37%
  Ratio of expenses to average net
    assets*                               0.96%            0.95%            0.94%            1.01%            0.94%
  Ratio of net investment income to
    average net assets*                   0.75%            1.19%            1.54%            1.94%            2.05%
  Portfolio turnover (a)                  4.32%            5.81%            9.08%            2.71%           11.81%

                                         YEAR ENDED JUNE 30,
                                      --------------------------
              CLASS A                   1993            1992(b)
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $   10.92        $   10.94
----------------------------------------------------------------
Investment Activities:
  Net investment income                    0.30             0.08
  Net realized and unrealized gains
    (losses) from investments              1.10               --
----------------------------------------------------------------
Total from Investment Activities           1.40             0.08
----------------------------------------------------------------
Distributions:
  From net investment income             (0.28)           (0.10)
  In excess of net investment income      --                  --
  From net realized gains                (0.13)            --
----------------------------------------------------------------
Total Distributions                      (0.41)           (0.10)
----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $   11.91        $   10.92
----------------------------------------------------------------
Total Return (Excludes Sales Charge)     12.75%         1.32%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $512               $5
  Ratio of expenses to average net
    assets                                0.52%         1.09%(c)
  Ratio of net investment income to
    average net assets                    2.51%         1.97%(c)
  Ratio of expenses to average net
    assets*                               0.99%         1.27%(c)
  Ratio of net investment income to
    average net assets*                   2.04%         1.79%(c)
  Portfolio turnover (a)                  2.71%           21.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.

One Group(R) Equity Index Fund    Financial Highlights

                                                                                   YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
                        CLASS B                            1998            1997            1996            1995          1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $  21.80        $  16.68        $  14.05        $  11.61        $  12.39
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.10            0.16            0.16            0.18            0.09
  Net realized and unrealized gains (losses) from
    investments                                              5.97            5.27            3.16            2.61          (0.78)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             6.07            5.43            3.32            2.79          (0.69)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                               (0.11)          (0.16)          (0.16)          (0.19)          (0.09)
  In excess of net investment income                           --           --               (0.01)         --                 --
  From net realized gains                                  (0.63)          (0.15)          (0.52)          (0.16)           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.74)          (0.31)          (0.69)          (0.35)          (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  27.13        $  21.80        $  16.68        $  14.05        $  11.61
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                       28.47%          32.93%          24.05%          24.58%        (5.57)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $351,624        $168,699         $38,538          $1,408            $248
  Ratio of expenses to average net assets                   1.35%           1.30%           1.30%           1.34%        1.10%(c)
  Ratio of net investment income to average net assets      0.36%           0.83%           1.18%           1.60%        2.08%(c)
  Ratio of expenses to average net assets*                  1.61%           1.61%           1.59%           1.67%        1.15%(c)
  Ratio of net investment income to average net assets*     0.10%           0.52%           0.89%           1.27%        2.03%(c)
  Portfolio turnover (d)                                    4.32%           5.81%           9.08%           2.71%          11.81%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                      NOVEMBER 4,
                                                                        1997 TO
                                                                        JUNE 30,
                          CLASS C                                       1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  22.60
------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                     0.07
  Net realized and unrealized gains (losses) from
    investments                                                             4.67
------------------------------------------------------------------------------------
Total from Investment Activities                                            4.74
------------------------------------------------------------------------------------
Distributions:
  From net investment income                                               (0.08)
  From net realized gains                                                  (0.12)
------------------------------------------------------------------------------------
Total Distributions                                                        (0.20)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $  27.14
------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                       21.07%(b)
RATIOS/SUPPLEMENTARY DATA:
                                                                    $
  Net Assets at end of period (000)                                        3,214
  Ratio of expenses to average net assets                                   1.35%(c)
  Ratio of net investment income to average net assets                      0.27%(c)
  Ratio of expenses to average net assets*                                  1.60%(c)
  Ratio of net investment income to average net assets*                     0.02%(c)
  Portfolio turnover (d)                                                    4.32%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Equity Income Fund
LOGO INVESTMENT OBJECTIVE

The Fund seeks current income
through regular payment of dividends
with the secondary goal of achieving
capital appreciation by investing
primarily in equity securities.


LOGO INVESTMENT STRATEGY


The Fund attempts to keep its yield
above the Standard & Poor's 500
Composite Price Index ("S&P 500")*
by investing in common stocks of
corporations which regularly pay
dividends, as well as stocks with
favorable long-term fundamental
characteristics. Continued payment
of dividends cannot be assured.
Because achieving yield is the
primary consideration in selecting
securities, stocks of companies that
are out of favor in the financial
community may also be purchased.
This Fund was formerly called The
One Group Income Equity Fund.

LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
65% of its total assets in the
equity securities of companies
described above, including common
stocks, debt securities, and
preferred stocks that are
convertible into common stocks. A
portion of the Fund's assets will be
held in cash equivalents. For a list
of all the securities in which the
Fund may invest, please read
"Investment Practices."
LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities, which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Before you invest, please read "More
About the Funds" and "Investment
Practices."
LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.
* "S&P 500" is a registered service
  mark of Standard & Poor's
  Corporation, which does not
  sponsor and is in no way

  affiliated with the Fund.

 SHAREHOLDER EXPENSES

                         SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C    CLASS I

                         Maximum Sales Charge Imposed on
                           Purchases (as a percentage of
                           offering price)                      5.25%      none      none       none

                         Maximum Contingent Deferred Sales
                           Charge (as a percentage of
                           original purchase price or
                           redemption proceeds, as
                           applicable)                           none(2)  5.00%     1.00%       none

                         Redemption Fees                         none      none      none       none

                         Exchange Fees                           none      none      none       none

                         ANNUAL OPERATING EXPENSES (3) (as a
                           percentage of average daily net
                           assets)

                         Investment Advisory Fees (after fee
                           waiver) (4)                           .66%      .66%      .66%        66%

                         12b-1 Fees (after fee waiver) (5)       .25%     1.00%     1.00%       none

                         Other Expenses (after fee
                           waiver) (6)                           .14%      .14%      .14%       .14%

                         Total Fund Operating Expenses (after
                           fee waivers) (7)                     1.05%     1.80%     1.80%        80%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .74% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(6) Without the fee waiver, Other Expenses would be .22% for all classes of shares.

(7) Without the voluntary reduction of Investment Advisory fees, 12b-1 fees and Other Expenses, Total Operating Expenses would be 1.31% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares and .96% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 63      $ 84       $107        $174

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 65      $ 92       $121        $202

                                                              Class B           $ 68      $ 87       $117        $192

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 70      $ 92       $126        $212

                                                              Class C           $ 28      $ 57       $ 97        $212

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 30      $ 62       $106        $229

                                                              Class I           $  8      $ 26       $ 44        $ 99

                                                              Class I
                                                                (without fee
                                                                waivers)        $ 10      $ 31       $ 53        $118


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 63      $ 84       $107        $174

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 65      $ 92       $121        $202

                                                              Class B           $ 18      $ 57       $ 97        $192

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 20      $ 62       $106        $212

                                                              Class C           $ 18      $ 57       $ 97        $212

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 20      $ 62       $106        $229

                                                              Class I           $  8      $ 26       $ 44        $ 99

                                                              Class I
                                                                (without fee
                                                                waivers)        $ 10      $ 31       $ 53        $118


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Equity Income Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                YEAR ENDED JUNE 30,
                                -----------------------------------------------------------------------------------
           CLASS I                1998         1997         1996         1995         1994         1993      1992
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $  21.93     $  17.65     $  15.13     $  13.22     $  13.21     $  12.24  $  11.35
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income             0.32         0.36         0.40         0.40         0.39         0.43      0.49
  Net realized and unrealized
    gains from investments          4.36         4.89         3.22         2.28         0.01         0.97      0.90
-------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                        4.68         5.25         3.62         2.68         0.40         1.40      1.39
-------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income      (0.31)       (0.36)       (0.40)       (0.40)       (0.39)       (0.43)    (0.50)
  From net realized gains         (2.23)       (0.61)       (0.70)       (0.37)           --        --           --
-------------------------------------------------------------------------------------------------------------------
Total Distributions               (2.54)       (0.97)       (1.10)       (0.77)       (0.39)       (0.43)    (0.50)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  24.07     $  21.93     $  17.65     $  15.13     $  13.22     $  13.21  $  12.24
-------------------------------------------------------------------------------------------------------------------
Total Return                      23.18%       30.90%       24.53%       21.04%        3.27%       11.56%    12.36%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                       $691,878     $649,007     $321,827     $170,919     $198,787     $153,144  $125,050
  Ratio of expenses to average
    net assets                     1.00%        1.00%        0.98%        1.01%        0.98%        0.90%     0.70%
  Ratio of net investment
    income to average net
    assets                         1.39%        1.91%        2.44%        2.85%        3.18%        3.37%     4.12%
  Ratio of expenses to average
    net assets*                    1.00%        1.00%        1.01%        1.01%        1.05%        1.07%     1.23%
  Ratio of net investment
    income to average net
    assets*                        1.39%        1.91%        2.41%        2.85%        3.11%        3.20%     3.59%
  Portfolio turnover (a)          14.64%       28.18%       14.92%        4.03%       22.69%        7.53%     5.99%

                                      YEAR ENDED JUNE 30,
                                -------------------------------
           CLASS I               1991        1990        1989
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $ 11.06     $ 10.32     $  9.10
------------------------------------------------------------------------
Investment Activities:
  Net investment income            0.54        0.53        0.45
  Net realized and unrealized
    gains from investments         0.26        0.77        1.22
----------------------------------------------------------------------------------------
Total from Investment
  Activities                       0.80        1.30        1.67
--------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income     (0.51)      (0.56)      (0.45)
  From net realized gains            --          --          --
-------------------------------------------------------------------------------------------------------------------
Total Distributions              (0.51)      (0.56)      (0.45)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $ 11.35     $ 11.06     $ 10.32
-------------------------------------------------------------------------------------------------------------------
Total Return                      7.48%      12.79%      18.59%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                       $73,552     $37,056     $24,591
  Ratio of expenses to average
    net assets                    0.42%       0.49%       0.66%
  Ratio of net investment
    income to average net
    assets                        4.80%       4.94%       5.35%
  Ratio of expenses to average
    net assets*                   1.16%       1.23%       1.42%
  Ratio of net investment
    income to average net
    assets*                       4.06%       4.20%       4.59%
  Portfolio turnover (a)          9.36%       9.81%       7.14%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                               YEAR ENDED JUNE 30,
                                                ---------------------------------------------------------------------------------
                   CLASS A                        1998         1997        1996        1995        1994        1993       1992(b)
NET ASSET VALUE, BEGINNING OF PERIOD            $  21.90     $  17.64     $ 15.11     $ 13.20     $ 13.20     $ 12.23     $ 12.34
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.25         0.31        0.38        0.03        0.36        0.40        0.20
  Net realized and unrealized gains from
    investments                                     4.37         4.87        3.20        2.29          --        0.98      (0.10)
---------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    4.62         5.18        3.58        2.32        0.36        1.38        0.10
---------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                      (0.25)       (0.31)      (0.35)      (0.03)      (0.34)      (0.41)      (0.21)
  In excess of net investment income               --              --          --        (0.01)    (0.02)       --             --
  From net realized gains                         (2.23)       (0.61)      (0.70)      (0.37)       --             --          --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                               (2.48)       (0.92)      (1.05)      (0.41)      (0.36)      (0.41)      (0.21)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  24.04     $  21.90     $ 17.64     $ 15.11     $ 13.20     $ 13.20     $ 12.23
---------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)              22.91%       30.39%      24.23%      20.79%       2.95%      11.38%     2.16%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $117,682      $78,976     $44,284     $13,793     $12,054      $9,513        $118
  Ratio of expenses to average net assets          1.25%        1.25%       1.23%       1.26%       1.23%       1.11%     1.29%(c)
  Ratio of net investment income to average
    net assets                                     1.15%        1.65%       2.19%       2.61%       3.01%       3.32%     3.97%(c)
  Ratio of expenses to average net assets*         1.35%        1.34%       1.36%       1.36%       1.40%       1.43%     1.49%(c)
  Ratio of net investment income to average
    net assets*                                    1.05%        1.56%       2.06%       2.51%       2.84%       3.00%     3.77%(c)
  Portfolio turnover (a)                          14.64%       28.18%      14.92%       4.03%      22.69%       7.53%       5.99%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.

One Group(R) Equity Income Fund    Financial Highlights

                                                                                      YEAR ENDED JUNE 30,
                                                              ----------------------------------------------------
                          CLASS B                               1998           1997           1996           1995         1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  21.95        $ 17.68        $ 15.14        $13.23        $ 13.83
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.26           0.17           0.24          0.26           0.11
  Net realized and unrealized gains (losses) from
    investments                                                   4.36           4.89           3.23          2.29         (0.60)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  4.62           5.06           3.47          2.55         (0.49)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                    (0.26)         (0.18)         (0.23)        (0.25)         (0.11)
  In excess of net investment income                                --          --                --          (0.02)        --
  From net realized gains                                       (2.23)         (0.61)         (0.70)        (0.37)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (2.49)         (0.79)         (0.93)        (0.64)         (0.11)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  24.08        $ 21.95        $ 17.68        $15.14        $ 13.23
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            21.97%         29.48%         23.41%        19.91%       .(337)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $165,813        $79,518        $29,169        $3,468         $1,714
  Ratio of expenses to average net assets                        1.99%          2.00%          1.98%         2.01%        1.95%(c)
  Ratio of net investment income to average net assets           0.39%          0.89%          1.44%         1.88%        2.70%(c)
  Ratio of expenses to average net assets*                       1.99%          2.00%          2.01%         2.02%        1.95%(c)
  Ratio of net investment income to average net assets*          0.39%          0.89%          1.41%         1.87%        2.70%(c)
  Portfolio turnover (d)                                        14.64%         28.18%         14.92%         4.03%         22.69%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not Annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                 NOVEMBER 4,
                                                                   1997 TO
                                                                  JUNE 30,
                          CLASS C                                  1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 21.40
----------------------------------------------------------------------------
Investment Activities:
  Net investment income                                               0.06
  Net realized and unrealized gains (losses) from
    investments                                                       3.39
----------------------------------------------------------------------------
Total from Investment Activities                                      3.45
----------------------------------------------------------------------------
Distributions:
  From net investment income                                         (0.07)
  From net realized gains                                            (0.70)
----------------------------------------------------------------------------
Total Distributions                                                  (0.77)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 24.08
----------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                 16.57%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $795
  Ratio of expenses to average net assets                             1.98%(c)
  Ratio of net investment income to average net assets                0.38%(c)
  Portfolio turnover (d)                                             14.64%


(a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)
Diversified Equity Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks long term capital
growth and growth of income with a
secondary objective of providing a
moderate level of current income.
LOGO INVESTMENT STRATEGY
The Fund invests primarily in common
stocks of overlooked or undervalued
companies that have the potential
for earnings growth over time. The
Fund uses a multi-style approach,
meaning that it may invest across
varied capitalization levels
targeting both value and growth
oriented companies. Because the Fund
seeks returns over the long term,
Banc One Investment Advisors will
not attempt to time the market. This
Fund was formerly known as The One
Group Value Growth Fund.
LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
65% of its total assets in equity
securities described above. Up to
35% of its total assets may be
invested in U.S. government
securities, other investment grade
fixed income securities, cash, and
cash equivalents. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. As a result, your
investment in the Fund may increase
or decrease in value. The Fund also
may invest in fixed income
securities. The value of these
securities will change in response
to interest rate changes and other
factors. This is especially true to
the extent that the Fund invests in
debt securities with speculative
characteristics. Before you invest,
please read "More About the Funds"
and "Investment Risks."
LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      5.25%      none      none     none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%     none

Redemption Fees                         none      none      none     none

Exchange Fees                           none      none      none     none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets)

 Investment Advisory Fees (after fee
   waiver)                               .73%      .73%      .73%     .73%

 12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%    none

 Other Expenses                          .23%      .23%      .23%     .23%

 Total Fund Operating Expenses (after
   fee waiver) (5)                      1.21%     1.96%     1.96%     .96%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.31% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 64      $ 89       $116        $191

Class A
  (without fee
  waiver)         $ 65      $ 92       $121        $202

Class B           $ 70      $ 92       $126        $209

Class C           $ 30      $ 62       $106        $229

Class I           $ 10      $ 31       $ 53        $118


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 64      $ 89       $116        $191

Class A
  (without fee
  waiver)         $ 65      $ 92       $121        $202

Class B           $ 20      $ 62       $106        $209

Class C           $ 20      $ 62       $106        $229

Class I           $ 10      $ 31       $ 53        $118


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Diversified Equity Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                 YEAR ENDED JUNE 30,            MARCH 26, 1996
                                                              --------------------------         TO JUNE 30,
                          CLASS I                               1998             1997              1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $   11.51        $   10.39          $   10.00
--------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.08             0.11               0.03
  Net realized and unrealized gains from investments               3.36             2.85               0.39
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                   3.44             2.96               0.42
--------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                     (0.08)           (0.11)              (0.03)
  From net realized gains                                        (1.36)           (1.73)                  --
--------------------------------------------------------------------------------------------------------------
Total Distributions                                              (1.44)           (1.84)              (0.03)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   13.51        $   11.51          $   10.39
--------------------------------------------------------------------------------------------------------------
Total Return                                                     32.26%           31.97%              10.49%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period(000)                            $630,340          $430,837            $191,212
  Ratio of expenses to average net assets                         0.98%            0.98%               0.95%(d)
  Ratio of net investment income to average net assets            0.66%            1.06%               1.13%(d)
  Ratio of expenses to average net assets*                        0.98%            1.00%               1.04%(d)
  Ratio of net investment income to average net assets*           0.66%            1.04%               1.04%(d)
  Portfolio turnover (e)                                         62.37%          113.17%              65.21%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of One
  Group. (b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                           SEVEN
                                                                          MONTHS
                                                     YEAR ENDED            ENDED
                                                      JUNE 30,           JUNE 30,       YEAR ENDED NOVEMBER 30,
                                               ----------------------    ---------      ----------------------
                   CLASS A                       1998         1997        1996(a)         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD           $   11.50    $   10.39    $   11.15      $    9.00    $   10.02
--------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.05         0.09         0.94           0.12         0.13
  Net realized and unrealized gains (losses)
    from investments                                3.36         2.83         0.08           2.44       (0.56)
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    3.41         2.92         1.02           2.56       (0.43)
--------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                      (0.05)       (0.08)       (0.94)         (0.12)       (0.14)
  In excess of net investment income                  --        --            (0.01)        --              --
  From net realized gains                         (1.36)       (1.73)       (0.83)         (0.29)       (0.45)
--------------------------------------------------------------------------------------------------------------
Total Distributions                               (1.41)       (1.81)       (1.78)         (0.41)       (0.59)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   13.50    $   11.50    $   10.39      $   11.15    $    9.00
--------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)              31.96%       31.53%    10.40%(b)         29.57%      (4.32)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)            $80,500        $47,306      $35,984       $217,978     $173,198
  Ratio of expenses to average net assets          1.23%        1.23%     0.97%(c)          0.95%        0.96%
  Ratio of net investment income to average
    net assets                                     0.40%        0.83%     0.85%(c)          1.25%        1.34%
  Ratio of expenses to average net assets*         1.33%        1.34%     1.05%(c)          0.95%        0.96%
  Ratio of net investment income to average
    net assets*                                    0.30%        0.72%     0.77%(c)          1.25%        1.34%
  Portfolio turnover (d)                          62.37%      113.17%       65.21%         77.00%       53.00%


                                                   YEAR ENDED NOVEMBER 30,
                                               -----------------------------------
                   CLASS A                       1993         1992         1991
NET ASSET VALUE, BEGINNING OF PERIOD           $    9.42    $    7.80    $    6.39
---------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.11         0.11         0.12
  Net realized and unrealized gains (losses)
    from investments                                0.83         1.75         1.44
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.94         1.86         1.56
--------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                      (0.12)       (0.10)       (0.14)
  In excess of net investment income                  --           --           --
  From net realized gains                         (0.22)       (0.14)       (0.01)
--------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.34)       (0.24)       (0.15)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.02    $    9.42    $    7.80
--------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)              10.13%       24.27%       24.97%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $171,141     $133,614      $93,400
  Ratio of expenses to average net assets          0.96%        0.97%        0.95%
  Ratio of net investment income to average
    net assets                                     1.21%        1.25%        1.73%
  Ratio of expenses to average net assets*         0.96%        0.97%        1.02%
  Ratio of net investment income to average
    net assets*                                    1.21%        1.25%        1.66%
  Portfolio turnover (d)                          66.00%       43.00%       54.00%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Diversified Equity Fund    Financial Highlights

                                                                  YEAR ENDED         SEVEN MONTHS                    SEPTEMBER 9,
                                                                   JUNE 30,             ENDED         YEAR ENDED       1994 TO
                                                             --------------------      JUNE 30,      NOVEMBER 30,    NOVEMBER 30,
                          CLASS B                              1998        1997        1996(a)           1995          1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                         $  11.47    $  10.39      $  11.16        $   9.01        $   9.85
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                        (0.02)        0.01          0.91            0.05            0.02
  Net realized and unrealized gains (losses) from
    investments                                                  3.31        2.82          0.07            2.46           (0.84)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 3.29        2.83          0.98            2.51           (0.82)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                       --      (0.02)         (0.91)          (0.07)          (0.02)
  In excess of net investment income                            --             --          (0.01)         --                 --
  From net realized gains                                      (1.36)      (1.73)         (0.83)          (0.29)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (1.36)      (1.75)         (1.75)          (0.36)          (0.02)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  13.40    $  11.47      $  10.39        $  11.16        $   9.01
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                           30.89%      30.52%          9.96%(c)       28.74%          (8.31)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                          $25,501      $10,517        $4,673          $2,923            $412
  Ratio of expenses to average net assets                       1.98%       1.98%          1.86%(d)        1.70%           1.71%(d)
  Ratio of net investment income to average net assets        (0.35)%       0.07%          0.13%(d)        0.38%           0.76%(d)
  Ratio of expenses to average net assets*                      1.98%       2.00%          1.94%(d)        1.70%           1.71%(d)
  Ratio of net investment income to average net assets*       (0.35)%       0.05%          0.05%(d)        0.38%           0.76%(d)
  Portfolio turnover (e)                                       62.37%     113.17%         65.21%          77.00%          53.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996. (b) Class B Shares commenced offering September 9, 1994. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                NOVEMBER 4,
                                                                  1997 TO
                                                                  JUNE 30,
                          CLASS C                                 1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $  11.76
------------------------------------------------------------------------------
Investment Activities:
  Net realized and unrealized gains (losses) from
    investments                                                       2.35
------------------------------------------------------------------------------
Total from Investment Activities                                      2.35
------------------------------------------------------------------------------
Distributions:
  From net investment income                                         (0.01)
  From net realized gains                                            (0.63)
------------------------------------------------------------------------------
Total Distributions                                                  (0.64)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  13.47
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                 20.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                 $1,234
  Ratio of expenses to average net assets                             1.99%(c)
  Ratio of net investment income to average net assets               (0.43)%(c)
  Portfolio turnover (d)                                             62.37%


(A) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Small Cap Growth Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks long-term capital
growth primarily by investing in a
portfolio of equity securities of
small capitalization and emerging
growth companies.

LOGO INVESTMENT STRATEGY


The Fund invests primarily in common
stocks, debt securities, preferred
stocks, convertible securities,
warrants, and other equity
securities of small capitalization
companies. Generally, Banc One
Investment Advisors selects a
portfolio of companies with a market
capitalization equivalent to the
median market capitalization of the
Standard & Poor's Small Cap 600
Index ("S&P Small Cap 600")*. The
Fund may occasionally hold
securities of companies with larger
capitalizations if doing so
contributes to the Fund's investment
objective. Companies listed on the
S&P Small Cap 600 range in size from
$35 million to $6 billion. This Fund
was formerly called The One Group
Small Capitalization Fund.

LOGO PORTFOLIO SECURITIES

The Fund invests at least 65% of its
total assets in the securities of
small cap companies. Up to 35% of
its total assets may be invested in
U.S. Government Securities, other
investment grade fixed income
securities, cash, and cash
equivalents. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."


LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. As a result, your
investment in the Fund may increase
or decrease in value. Also, smaller
companies may be subject to greater
business risks than larger
companies. Before you invest, please
read "More About the Funds" and
"Investment Risks."
LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.
* "S&P Small Cap 600" is a
  registered service mark of
  Standard & Poor's Corporation,
  which does not sponsor and is in
  no way affiliated with the Fund.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C    CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      5.25%      none      none      none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%      none

Redemption Fees                         none      none      none      none

Exchange Fees                           none      none      none      none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets)

Investment Advisory Fees                .74%      .74%      .74%      .74%

12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%      none

Other Expenses                          .31%      .31%      .31%      .31%

Total Fund Operating Expenses (after
  fee waiver) (5)                      1.30%     2.05%     2.05%     1.05%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.


(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.


(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.40% for Class A shares.

 EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 65      $ 92       $120        $201

Class A
  (without fee
  waiver)         $ 66      $ 94       $125        $212

Class B           $ 71      $ 94       $130        $219

Class C           $ 31      $ 64       $110        $238

Class I           $ 11      $ 33       $ 58        $128

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 65      $ 92       $120        $201

Class A
  (without fee
  waiver)         $ 66      $ 94       $125        $212

Class B           $ 21      $ 64       $110        $219

Class C           $ 21      $ 64       $110        $238

Class I           $ 11      $ 33       $ 58        $128

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Small Cap Growth Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, for years ended 1998, 1997 and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years ended prior to December 31, 1996 have been audited by other independent accountants.


                                                                           YEAR ENDED                     MARCH 26,
                                                                            JUNE 30,                       1996 TO
                                                                  ----------------------------            JUNE 30,
CLASS I                                                              1998              1997                1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.94         $   10.75             $   10.00
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                           --             (0.02)                --
  Net realized and unrealized gains from investments                   2.44              1.31                  0.78
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                       2.44              1.29                  0.78
-----------------------------------------------------------------------------------------------------------------------
Distributions:
  From net realized gains                                             (1.33)            (1.10)                (0.03)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (1.33)            (1.10)                (0.03)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   12.05         $   10.94             $   10.75
-----------------------------------------------------------------------------------------------------------------------
Total Return                                                          23.58%            13.44%             13.39%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $114,951            $78,318                $83,371
  Ratio of expenses to average net assets                              1.06%             1.02%                 0.96%(d)
  Ratio of net investment income (loss) to average net
    assets                                                           (0.05)%           (0.16)%               (0.16)%(d)
  Ratio of expenses to average net assets*                             1.09%             1.12%                 1.05%(d)
  Ratio of net investment income (loss) to average net
    assets*                                                          (0.08)%           (0.26)%               (0.25)%(d)
  Portfolio turnover (e)                                              83.77%            92.01%                59.57%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of One
  Group. (b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                               YEAR ENDED          SEVEN MONTHS
                                                JUNE 30,              ENDED                    YEAR ENDED NOVEMBER 30,
                                         ----------------------      JUNE 30,      ------------------------------------------------
CLASS A                                    1998         1997         1996(A)         1995         1994         1993         1992
NET ASSET VALUE, BEGINNING OF PERIOD     $   10.94    $   10.73     $   11.50      $    9.36    $   10.11    $    9.48    $    7.38
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)              (0.03)       (0.04)         (0.07)        (0.04)       (0.04)       (0.02)         0.01
  Net realized and unrealized gains
    (losses) from investments                 2.44         1.35          1.40           2.35       (0.63)         0.88         2.10
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities              2.41         1.31          1.33           2.31       (0.67)         0.86         2.11
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                    --        --               --             --           --         (0.01)     (0.01)
  From net realized gains                   (1.33)       (1.10)         (2.10)        (0.17)       (0.08)       (0.22)        --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (1.33)       (1.10)         (2.10)        (0.17)       (0.08)       (0.23)       (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   12.02    $   10.94     $   10.73      $   11.50    $    9.36    $   10.11    $    9.48
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)        23.28%       13.52%       12.85%(b)       25.07%      (6.66)%        9.10%       28.59%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)      $21,634        $17,299       $18,356        $95,467      $77,540      $74,982      $55,719
  Ratio of expenses to average net
    assets                                   1.31%        1.27%        1.05%(c)        1.03%        1.00%        1.01%        1.00%
  Ratio of net investment income (loss)
    to average net assets                  (0.31)%      (0.41)%      (0.33)%(c)      (0.36)%      (0.38)%      (0.21)%        0.15%
  Ratio of expenses to average net
    assets*                                  1.44%        1.45%        1.07%(c)        1.03%        1.00%        1.01%        1.00%
  Ratio of net investment income (loss)
    to average net assets*                 (0.44)%      (0.59)%      (0.35)%(c)      (0.36)%      (0.38)%      (0.21)%        0.15%
  Portfolio turnover (d)                    83.77%       92.01%         59.57%        65.00%       51.00%       59.00%       42.00%

                                         FIVE MONTHS
                                            ENDED
                                         NOVEMBER 30,
CLASS A                                    1991(e)
NET ASSET VALUE, BEGINNING OF PERIOD      $    6.37
------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                 0.01
  Net realized and unrealized gains
    (losses) from investments                  1.01
-------------------------------------------------------------------------------
Total from Investment Activities               1.02
--------------------------------------------------------------------------------------------
Distributions:
  From net investment income                  (0.01)
  From net realized gains                         --
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.01)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    7.38
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)        16.12%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)          $34,546
  Ratio of expenses to average net
    assets                                   1.05%(c)
  Ratio of net investment income (loss)
    to average net assets                    0.31%(c)
  Ratio of expenses to average net
    assets*                                  1.05%(c)
  Ratio of net investment income (loss)
    to average net assets*                   0.31%(c)
  Portfolio turnover (d)                      12.00%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) Period from commencement of operations.

One Group(R) Small Cap Growth Fund    Financial Highlights

                                                                                   SEVEN
                                                          YEAR ENDED               Months            Year           September 12,
                                                           JUNE 30,                ended            ended              1994 to
                                                    -----------------------       June 30,       November 30,       November 30,
                     CLASS B                          1998           1997         1996(a)            1995              1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                $  10.84       $  10.72       $  11.56         $   9.47           $  10.40
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment loss                                 (0.03)         (0.10)         (0.06)            (0.07)             (0.01)
  Net realized and unrealized gains (losses) from
    investments                                         2.31           1.32           1.35             2.33              (0.92)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                        2.28           1.22           1.29             2.26              (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net realized gains                             (1.33)         (1.10)         (2.13)            (0.17)                 --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (1.33)         (1.10)         (2.13)            (0.17)             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  11.79       $  10.84       $  10.72         $  11.56           $   9.47
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                   22.24%         12.74%         12.47%(c)        24.21%             (9.08)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                 $8,567          $3,835         $2,545            $1,814                $231
  Ratio of expenses to average net assets              2.06%          2.02%       1.87%(d)             1.78%             1.75%(d)
  Ratio of net investment income (loss) to average
    net assets                                       (1.02)%        (1.16)%       (1.10)%(d)          (1.16)%          (0.90)%(d)
  Ratio of expenses to average net assets*              2.09%          2.12%          1.92%(d)         1.78%              1.75%(d)
  Ratio of net investment income (loss) to average
    net assets*                                      (1.05)%        (1.26)%       (1.15)%(d)          (1.16)%          (0.90)%(d)
  Portfolio turnover (e)                              83.77%         92.01%         59.57%            65.00%             51.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.48 to $10.00 effective March 26, 1996. (b) Class B Shares commenced offering September 12, 1994. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                 NOVEMBER 4,
                                                                   1997 TO
                                                                  JUNE 30,
                          CLASS C                                  1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $   13.03
----------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                        (0.02)
  Net realized and unrealized gains (losses) from
    investments                                                        0.29
----------------------------------------------------------------------------
Total from Investment Activities                                       0.27
----------------------------------------------------------------------------
Distributions:
  From net realized gains                                             (1.33)
----------------------------------------------------------------------------
Total Distributions                                                   (1.33)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   11.97
----------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                      $90
  Ratio of expenses to average net assets                           2.05%(c)
  Ratio of net investment income to average net assets            (0.85)%(c)
  Ratio of expenses to average net assets*                          2.07%(c)
  Ratio of net investment income to average net assets*           (0.87)%(c)
  Portfolio turnover (d)                                              83.77%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Small Cap Value Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks long-term capital
growth by investing primarily in
equity securities of companies with
small capitalizations.

LOGO INVESTMENT STRATEGY
The Fund invests primarily in equity
securities of small domestic issuers
with market capitalizations of $100
million to $2 billion. In reviewing
investment opportunities, Banc One
Investment Advisors looks for high
quality management, a dominant
position in a major product line,
significant equity ownership
positions by management, a sound
financial position, and a relatively
high rate of return on invested
capital. The Fund also will invest
in companies that demonstrate a
potential for earnings growth due to
management changes, new products, or
a changing marketplace.

LOGO PORTFOLIO SECURITIES

The Fund normally invests at least
65% of its total assets in common
and preferred stocks, rights,
warrants, convertible securities,
and other equity securities of small
cap companies. While the Fund
invests primarily in securities of
U.S. companies, up to 25% of its
total assets may be invested in the
securities of foreign issuers. Up to
20% of the Fund's total assets may
be invested in U.S. government
securities, other investment grade
fixed income securities, cash and
cash equivalents. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."


LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. As a result, your
investment in the Fund may increase
or decrease in value. Also, smaller
companies may be subject to greater
business risks than larger
companies. Before you invest, please
read "More About the Funds" and
"Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      5.25%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (3)                           .70%      .70%      .70%

                                                              12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%

                                                              Other Expenses (after
                                                                reimbursements) (5)                   .21%      .21%      .21%

                                                              Total Fund Operating Expenses (after
                                                                fee waiver) (6)                      1.16%     1.91%     1.91%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .70%
                                        none
                                        .21%
                                        .91%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Without the fee waiver, Investment Advisory Fees would be .74% for all classes of shares.


(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.


(5) Without expense reimbursements, Other Expenses would be .22% for all classes of shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees and reimbursement of Other Expenses, Total Operating Expenses would be 1.31% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares and .96% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 87       $113        $186

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 65      $ 92       $121        $202

                                                              Class B           $ 69      $ 90       $123        $204

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 70      $ 92       $126        $212

                                                              Class C           $ 29      $ 60       $103        $223

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 30      $ 62       $106        $229

                                                              Class I           $  9      $ 29       $ 50        $112

                                                              Class I
                                                                (without fee
                                                                waiver)         $ 10      $ 31       $ 53        $118


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 64      $ 87       $113        $186

                                                              Class A
                                                                (without fee
                                                                waiver)         $ 65      $ 92       $121        $202

                                                              Class B           $ 19      $ 60       $103        $204

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 20      $ 62       $106        $212

                                                              Class C           $ 19      $ 60       $103        $223

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 20      $ 62       $106        $229

                                                              Class I           $  9      $ 29       $ 50        $112

                                                              Class I
                                                                (without fee
                                                                waiver)         $ 10      $ 31       $ 53        $118


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Small Cap Value Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, for years ended 1998, 1997, and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years ended prior to December 31, 1996 have been audited by other independent accountants.



                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
CLASS I                                                         1998         1997         1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  16.22     $  13.80     $  12.19     $  10.00
-------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          (0.07)       (0.05)       (0.01)        0.06
  Net realized and unrealized gains (losses) from
    investments and futures                                      (0.06)        4.24         3.13         2.44
-------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.67)        4.19         3.12         2.50
-------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                             --           --           --        (0.06)
  In excess of net investment income                                --           --        (0.01)          --
  From net realized gain                                         (0.46)       (1.77)       (1.50)       (0.25)
  In excess of net realized gain                                 (0.07)          --           --           --
-------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.53)       (1.77)       (1.51)       (0.31)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  15.02     $  16.22     $  13.80     $  12.19
-------------------------------------------------------------------------------------------------------------
Total Return                                                     (4.11)%      30.60%       25.63%       25.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $276,754     $217,908     $125,840     $ 92,926
  Ratio of expenses to average net assets                         0.94%        0.93%        0.88%        0.85%(c)
  Ratio of net investment income to average net assets           (0.48)%      (0.43)%      (0.04)%       0.59%(c)
  Ratio of expenses to average net assets*                          --           --         1.02%        1.09%(c)
  Portfolio turnover                                             42.39%       58.29%       93.82%       38.89%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period January 27, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.



                                                                         YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------
CLASS A                                                         1998         1997         1996       1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  16.03     $  13.70     $  12.20     $10.00
------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          (0.10)       (0.06)       (0.02)      0.02
  Net realized and unrealized gains (losses) from
    investments and futures                                      (0.59)        4.16         3.02       2.45
------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.69)        4.10         3.00       2.47
------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                             --           --           --      (0.02)
  In excess of net investment income                                --           --           --         --
  From net realized gain                                         (0.46)       (1.77)       (1.50)     (0.25)
  In excess of net realized gain                                 (0.07)          --           --         --
------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.53)       (1.77)       (1.50)     (0.27)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  14.81     $  16.03     $  13.70     $12.20
------------------------------------------------------------------------------------------------------------
Total Return [Excludes Sales load]                               (4.29)%      30.16%       24.59%     24.80%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $ 32,217     $ 21,836     $  6,697     $  672
  Ratio of expenses to average net assets                         1.19%        1.18%        1.13%      1.25%(c)
  Ratio of net investment income to average net assets           (0.73)%      (0.68)%      (0.29)%     0.19%(c)
  Ratio of expenses to average net assets*                          --           --         1.24%      2.56%(c)
  Portfolio turnover                                             42.39%       58.29%       93.82%     38.89%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period January 27, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.

One Group(R) Small Cap Value Fund    Financial Highlights



                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
                          CLASS B                               1998         1997        1996       1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  15.74     $  13.58     $ 12.12     $10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          (0.17)       (0.07)      (0.04)     (0.03)
  Net realized and unrealized gains (losses) from
    investments and futures                                      (0.63)        4.00        3.00       2.40
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.80)        3.93        2.96       2.37
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                             --           --          --         --
  In excess of net investment income                                --           --          --         --
  From net realized gain                                         (0.46)       (1.77)      (1.50)     (0.25)
  In excess of net realized gain                                 (0.07)          --          --         --
-----------------------------------------------------------------------------------------------------------
Total Distribution                                               (0.53)       (1.77)      (1.50)     (0.25)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  14.41     $  15.74     $ 13.58     $12.12
-----------------------------------------------------------------------------------------------------------
Total Return (Excludes sales load)                               (5.11)%      29.17%      24.42%     23.76%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $  4,014     $  1,799     $   110     $   15
  Ratio of expenses to average net assets                         1.94%        1.93%       1.88%      2.00%(c)
  Ratio of net investment income to average net assets           (1.48)%      (1.43)%     (1.04)%    (0.51)%(c)
  Ratio of expenses to average net assets*                          --           --        3.04%      9.52%(c)
  Portfolio Turnover                                             42.39%       58.29%      93.82%     38.89%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period January 27, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.

    One Group(R)

Diversified Mid Cap Fund
LOGO INVESTMENT OBJECTIVE

The Fund seeks long-term capital
growth by investing primarily in
equity securities of companies with
intermediate capitalizations.


LOGO INVESTMENT STRATEGY


The Fund invests primarily in equity
securities of mid cap companies.
These are companies with
capitalizations of $500 million to
$5 billion. Banc One Investment
Advisors believes that there are
many companies of this size with
strong potential, stable market
share, and an ability to quickly
respond to new business
opportunities, all of which increase
their likelihood of obtaining
superior levels of profitability and
investment returns.


LOGO PORTFOLIO SECURITIES

The Fund normally invests at least
65% of its total assets in common
and preferred stocks, rights,
warrants, convertible securities,
and other equity securities of mid
cap companies. While the Fund
invests primarily in securities of
U.S. companies, up to 25% of its
total assets may be invested in the
securities of foreign issuers. Up to
20% of the Fund's total assets may
be invested in U.S. government
securities, other investment grade
fixed income securities, cash and
cash equivalents. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. As a result, your
investment in the Fund may increase
or decrease in value. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO FUND MANAGEMENT

The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      5.25%      none      none      none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%      none

Redemption Fees                         none      none      none      none

Exchange Fees                           none      none      none      none

ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)

Investment Advisory Fees (after fee
  waivers) (3)                          .60%      .60%      .60%      .60%

12b-1 Fees (after
  reimbursements) (4)                   .25%     1.00%     1.00%      none

Other Expenses (5)                      .26%      .26%      .26%      .26%

Total Fund Operating Expenses (after
  fee waiver) (6)                      1.11%     1.86%     1.86%      .86%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Without the fee waiver, Investment Advisory Fees would be .74% for all classes of shares.


(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.


(5) With expense reimbursement, Other Expenses would be .27% for all classes of shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees and reimbursements of Other Expenses, Total Operating Expenses would be 1.36% for Class A shares, 2.01% for Class B shares, 2.01% for Class C shares and 1.01% for Class I shares.

EXAMPLE An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.


                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 63      $ 86       $110        $181

Class A
  (without fee
  waiver)         $ 66      $ 93       $123        $207

Class B           $ 69      $ 88       $121        $198

Class B
  (without fee
  waiver)         $ 70      $ 93       $128        $217

Class C           $ 29      $ 58       $101        $218

Class C
  (without fee
  waiver)         $ 30      $ 63       $108        $234

Class I           $  9      $ 27       $ 48        $106

Class I
  (without fee
  waiver)         $ 10      $ 32       $ 56        $124



Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 63      $ 86       $110        $181

Class A
  (without fee
  waiver)         $ 66      $ 93       $123        $207

Class B           $ 19      $ 58       $101        $198

Class B
  (without fee
  waiver)         $ 20      $ 63       $108        $217

Class C           $ 19      $ 58       $101        $218

Class C
  (without fee
  waiver)         $ 20      $ 63       $108        $234

Class I           $  9      $ 27       $ 48        $106

Class I
  (without fee
  waiver)         $ 10      $ 32       $ 56        $124


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Diversified Mid Cap Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                    YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------------------------------
           CLASS I                1998          1997          1996        1995        1994        1993        1992      1991(b)
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $  20.93      $  17.61      $  15.15    $  13.34    $  14.49    $  12.37    $  10.40    $  10.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income            (0.01)         0.01          0.04        0.06        0.07        0.10        0.11        0.09
  Net realized and unrealized
    gains (losses) from
    investments and futures         0.93          4.88          3.74        2.57       (0.54)       2.87        2.43        0.43
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                        0.92          4.89          3.78        2.63       (0.47)       2.97        2.54        0.52
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income               --         (0.01)        (0.04)      (0.06)      (0.07)      (0.10)      (0.11)      (0.09)
  In excess of net investment
    income                            --            --            --          --          --          --          --          --
  From net realized gain           (1.39)        (1.56)        (1.28)      (0.76)      (0.49)      (0.75)      (0.46)      (0.03)
  In excess of net realized
    gain                              --            --            --          --       (0.02)         --          --          --
  Return of capital                   --            --            --          --       (0.10)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                (1.39)        (1.57)        (1.32)      (0.82)      (0.68)      (0.85)      (0.57)      (0.12)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  20.46      $  20.93      $  17.61    $  15.15    $  13.34    $  14.49    $  12.37    $  10.40
--------------------------------------------------------------------------------------------------------------------------------
Total Return                        4.61%        27.91%        25.03%      19.88%      (3.27%)     24.01%      24.56%       8.92%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                       $987,256      $803,670      $677,608    $579,094    $460,673    $311,688    $161,312    $108,046
  Ratio of expenses to average
    net assets                      0.90%         0.84%         0.81%       0.89%       0.90%       0.86%       0.84%       0.84%(c)
  Ratio of net investment
    income to average net
    assets                         (0.08)%        0.05%         0.24%       0.37%       0.53%       0.71%       1.09%       1.56%(c)
  Ratio of expenses to average
    net assets*                       --            --            --          --          --          --          --          --
  Portfolio turnover               26.89%        37.54%(a)     34.87%      53.55%      37.51%      33.99%      34.44%       2.92%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The
  Redemptions In-Kind were approximately $4 million.   (b) For the period June
  1, 1991 (commencement of operations) to December 31, 1991.  (c) Annualized.



                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                    CLASS A                         1998         1997         1996       1995       1994        1993      1992(b)
NET ASSET VALUE, BEGINNING OF PERIOD              $  20.89     $  17.61      $ 15.15    $ 13.34    $ 14.49     $ 12.37    $10.95
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                              (0.07)       (0.03)        0.02       0.06       0.07        0.10      0.08
  Net realized and unrealized gains (losses)
    from investments and futures                      0.92         4.87         3.74       2.57      (0.54)       2.87      1.88
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                      0.85         4.84         3.76       2.63      (0.47)       2.97      1.96
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                 --           --        (0.02)     (0.06)     (0.07)      (0.10)    (0.08)
  In excess of net investment income                    --           --           --         --         --          --        --
  From net realized gain                             (1.39)       (1.56)       (1.28)     (0.76)     (0.49)      (0.75)    (0.46)
  In excess of net realized gain                        --           --           --         --      (0.02)         --        --
  Return of capital                                     --           --           --         --      (0.10)         --        --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (1.39)       (1.56)       (1.30)     (0.82)     (0.68)      (0.85)    (0.54)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $  20.35     $  20.89      $ 17.61    $ 15.15    $ 13.34     $ 14.49    $12.37
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                  4.30%       27.56%       24.91%     19.88%     (3.27%)     24.01%    27.93%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)               $278,279     $234,020      $91,516    $71,858    $64,326     $53,977    $5,111
  Ratio of expenses to average net assets             1.15%        1.09%        0.93%      0.89%      0.90%       0.86%     0.85%(c)
  Ratio of net investment income to average net
    assets                                           (0.33)%      (0.20)%       0.12%      0.37%      0.53%       0.71%     1.05%(c)
  Ratio of expenses to average net assets*              --           --           --         --         --          --        --
  Portfolio turnover                                 26.89%       37.54%(a)    34.87%     53.55%     37.51%      33.99%    34.44%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind were approximately $4 million. (b) For the period May 1, 1992 (initial offering date for Class A shares) through December 31,
  1992.  (c) Annualized.

One Group(R) Diversified Mid Cap Fund    Financial Highlights



                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
                          CLASS B                              1998          1997           1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.58        $ 9.57          $10.00
---------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                        (0.09)        (0.03)             --
  Net realized and unrealized gains (losses) from
    investments and futures                                     0.45          2.60            0.79
---------------------------------------------------------------------------------------------------
Total from Investment Activities                                0.36          2.57            0.79
---------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           --            --           (0.01)
  In excess of net investment income                              --            --              --
  From net realized gain                                       (1.39)        (1.56)          (1.21)
  In excess of net realized gain                                  --            --              --
  Return of capital                                               --            --              --
---------------------------------------------------------------------------------------------------
Total Distributions                                            (1.39)        (1.56)          (1.22)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 9.55        $10.58          $ 9.57
---------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            3.79%        27.10%           7.94%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $7,108        $3,965          $  154
  Ratio of expenses to average net assets                       1.90%         1.84%           1.81%(d)
  Ratio of net investment income to average net assets         (1.08)%       (0.95)%         (0.59)%(d)
  Ratio of expenses to average net assets*                        --            --              --
  Portfolio turnover                                           26.89%        37.54%(b)       34.87%



* During the period certain fees were voluntarily reduced. If such voluntary fee
  reductions had not occurred, the ratios would have been as indicated.   (a)
  For the period September 23, 1996 (commencement of operations) through December 31, 1996. (b) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind were approximately $4 million. (c) Not Annualized. (d) Annualized.

    One Group(R)
Diversified International Fund
LOGO INVESTMENT OBJECTIVE

The Fund seeks long-term capital
growth by investing primarily in
equity securities of foreign
issuers.


LOGO INVESTMENT STRATEGY


The Fund invests primarily in the
securities of companies located in
Europe, Asia and Latin America. The
Fund also will invest in other
regions and countries that present
attractive investment opportunities,
including developing countries. In
selecting a country for investment,
Banc One Investment Advisors
analyzes the global economic and
political situation, as well as the
securities markets of selected
countries. In selecting individual
securities, Banc One Investment
Advisors selects a representative
sampling of the companies comprising
the individual country's stock
market index. Banc One Investment
Advisors uses its best judgment,
experience and certain quantitative
techniques to determine the
countries in which the Fund will
invest, as well as the amount
invested in each country. Fund
assets will be invested in at least
three countries.

LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
65% of its total assets in foreign
equity securities, consisting of
common stock (including American
Depository Receipts), preferred
stocks, rights, warrants,
convertible securities, foreign
currencies and options on foreign
currency, and other equity
securities. Up to 20% of the Fund's
total assets may be invested in U.S.
government securities, other
investment grade fixed income
securities, cash and cash
equivalents. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."
LOGO RISK CONSIDERATIONS

The Fund invests in equity
securities which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the indices will affect the value of
your investment in the Fund. Also,
investments in foreign securities
involve risks different from
investments in U.S. securities.
Because the Fund may invest over 25%
of its total assets in a single
country, political and economic
developments in that country will
have a greater impact on the
performance of the Fund than would
be the case if the Fund were more
widely diversified. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      5.25%      none      none      none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%      none

Redemption Fees                         none      none      none      none

Exchange Fees                           none      none      none      none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets)

Investment Advisory Fees                .80%      .80%      .80%      .80%

12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%      none

Other Expenses (after
  reimbursements) (5)                   .22%      .22%      .22%      .22%

Total Fund Operating Expenses (after
  fee waiver) (6)                      1.27%     2.02%     2.02%     1.02%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(5) Without expense reimbursements, Other Expenses would be .23% for all classes of shares.

(6) Without the voluntary reduction of 12b-1 fees and reimbursement of Other Expenses, Total Operating Expenses would be 1.38% for Class A shares, 2.03% for Class B shares, 2.03% for Class C shares and 1.03% for Class I shares.

EXAMPLE An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.


                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 65      $ 91       $119        $198

Class A
  (without fee
  waiver)         $ 66      $ 94       $124        $210

Class B           $ 71      $ 93       $129        $216

Class B
  (without fee
  waiver)         $ 71      $ 94       $129        $219

Class C           $ 31      $ 63       $109        $235

Class C
  (without fee
  waiver)         $ 31      $ 64       $109        $236

Class I           $ 10      $ 32       $ 56        $125

Class I
  (without fee
  waiver)         $ 11      $ 33       $ 57        $126



Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 65      $ 91       $119        $198

Class A
  (without fee
  waiver)         $ 66      $ 94       $124        $210

Class B           $ 21      $ 63       $109        $216

Class B
  (without fee
  waiver)         $ 21      $ 64       $109        $219

Class C           $ 21      $ 63       $109        $235

Class C
  (without fee
  waiver)         $ 21      $ 64       $109        $236

Class I           $ 10      $ 32       $ 56        $125

Class I
  (without fee
  waiver)         $ 11      $ 33       $ 57        $126


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The One Group(R) Diversified International Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                          CLASS I                               1998          1997          1996          1995        1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  12.14      $  11.79      $  11.05      $  10.01      $  10.00
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.14          0.10          0.11          0.10          0.01
  Net realized and unrealized gains (losses) from
    investments and futures                                       1.85          0.37          0.74          1.05            --
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  1.99          0.47          0.85          1.15          0.01
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.15)        (0.12)        (0.11)        (0.11)           --
  In excess of net investment income                             (0.05)           --            --            --            --
  From net realized gain                                            --            --            --            --            --
  In excess of net realized gain                                    --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.20)        (0.12)        (0.11)        (0.11)           --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  13.93      $  12.14      $  11.79      $  11.05      $  10.01
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                     16.43%         3.98%         7.90%        11.47%         1.26%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $569,522      $487,986      $389,997      $106,300      $ 36,545
  Ratio of expenses to average net assets                         1.09%         1.10%         1.10%         1.16%         1.15%(c)
  Ratio of net investment income to average net assets            1.04%         1.05%         1.01%         1.43%         1.18%(c)
  Ratio of expenses to average net assets*                          --            --            --          1.24%         1.92%(c)
  Portfolio turnover                                              8.50%         3.56%(b)      6.37%         2.09%         0.30%(d)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a) For the period December 3, 1994 (commencement of operations) through December 31, 1994. (b) The Portfolio Turnover Percentage was adjusted for a conversion of assets from First National Bank of Chicago's International Equity Common Trust Fund, which took place during 1997. The Fund's securities purchases were appropriately reduced by the fair market value of the asset transfer approximating $20 million. (c) Annualized. (d) Not Annualized.



                                                                        YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------
                          CLASS A                              1998        1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.11     $ 11.77     $ 11.05     $ 10.01
---------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          0.11        0.07        0.10        0.10
  Net realized and unrealized gains (losses) from
    investments and futures                                      1.84        0.36        0.72        1.05
---------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 1.95        0.43        0.82        1.15
---------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                         (0.13)      (0.09)      (0.10)      (0.11)
  In excess of net investment income                            (0.04)         --          --          --
  From net realized gain                                           --          --          --          --
  In excess of net realized gain                                   --          --          --          --
---------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.17)      (0.09)      (0.10)      (0.11)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 13.89     $ 12.11     $ 11.77     $ 11.05
---------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            16.12%       3.69%       7.50%      11.47%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $44,232     $26,703     $10,836     $   988
  Ratio of expenses to average net assets                        1.34%       1.35%       1.23%       1.16%
  Ratio of net investment income to average net assets           0.79%       0.80%       0.88%       1.43%
  Ratio of expenses to average net assets*                         --          --          --        1.24%
  Portfolio turnover                                             8.50%       3.56%(a)    6.37%       2.09%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Portfolio Turnover Percentage was adjusted for a conversion of assets from First National Bank of Chicago's International Equity Common Trust Fund, which took place during 1997. The Fund's securities purchases were approximately reduced by the fair market value of the asset transfer approximating $20 million.

The One Group(R) Diversified International Fund    Financial Highlights






                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
                          CLASS B                              1998       1997      1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.37     $11.08     $10.84
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.01       0.01       0.04
  Net realized and unrealized gains (losses) from
    investments and futures                                     1.74       0.34       0.24
-------------------------------------------------------------------------------------------
Total from Investment Activities                                1.75       0.35       0.28
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.08)     (0.06)     (0.04)
  In excess of net investment income                           (0.03)        --         --
  From net realized gain                                          --         --         --
  In excess of net realized gain                                  --         --         --
-------------------------------------------------------------------------------------------
Total Distributions                                            (0.11)     (0.06)     (0.04)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $13.01     $11.37     $11.08
-------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                           15.43%      2.90%      2.62%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $2,545     $1,763     $1,131
  Ratio of expenses to average net assets                       2.09%      2.10%      2.05%(d)
  Ratio of net investment income to average net assets          0.04%      0.05%      0.75%(d)
  Ratio of expenses to average net assets*                        --         --         --
  Portfolio turnover                                            8.50%      3.56%(b)   6.37%(d)



 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) For the period August 24, 1996 (initial offering date of class B shares) through December 31, 1996. (b) The Portfolio Turnover Percentage was adjusted for a conversion of assets from First National Bank of Chicago's International Equity Common Trust Fund, which took place during 1997. The Fund's securities purchases were appropriately reduced by the fair market value of the asset transfer approximating $20 million. (c) Not
   Annualized.  (d) Annualized.

    One Group(R)

Market Expansion Index Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks to provide a return
which substantially duplicates the
price and yield performance of
domestically traded common stocks in
the small and mid capitalization
equity markets, as represented by a
market capitalization weighted
combination of the Standard & Poor's
Small Cap 600 Index ("S&P Small Cap
600") and the Standard & Poor's Mid
Cap 400 Index ("S&P Mid Cap 400").*

LOGO INVESTMENT STRATEGY


The Fund invests in a representative
sampling of stocks of medium-sized
and small U.S. companies that are
included in the S&P Small Cap 600
and S&P Mid Cap 400 and which trade
on the New York and American Stock
Exchanges, as well as
over-the-counter stocks that are
part of the National Market System.
The Fund uses a sampling methodology
to determine which stocks to
purchase or sell in order to closely
replicate the performance of the
combined indices. Small
capitalization companies are then
added to the Fund in equal
weightings according to an analysis
of the industry diversification of
the combined indices. The Fund seeks
to achieve a correlation between its
portfolio and that of the indices of
at least 0.95, without taking into
account expenses. Perfect
correlation would be 1.00.

LOGO PORTFOLIO SECURITIES

The Fund invests in a representative
sampling of stocks which are
included in the S&P SmallCap and S&P
MidCap Indices. The Fund also may
invest up to 25% of its total assets
in the securities of foreign issuers
through Depository Receipts, and may
hold up to 5% of its total assets in
cash and cash equivalents. In
addition, the Fund may invest up to
5% of its total assets in futures
contracts and related options.

LOGO RISK CONSIDERATIONS

The Fund invests in equity
securities which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the index will affect the value of
your investment in the Fund. Also,
investments in foreign securities
involve risks different from
investments in U.S. securities.
Finally, small companies may be
subject to greater business risks
than larger company. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.
*"S&P Small Cap 600" and "S&P Mid
 Cap 400" are registered service
 marks of Standard & Poor's
 Corporation, which does not sponsor
 and is in no way affiliated with
  the Fund.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C     CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      5.25%      none      none      none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%      none

Redemption Fees                         none      none      none      none

Exchange Fees                           none      none      none      none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets)

Investment Advisory Fees (after fee
  waiver) (4)                           .15%      .15%      .15%      .15%


12b-1 Fees (after fee waiver) (5)       .25%     1.00%     1.00%      none

Other Expenses (after
  reimbursements) (6)                   .42%      .42%      .42%     .42%

Total Fund Operating Expenses (after
  fee waiver) (7)                       .82%     1.57%     1.57%     .57%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .35% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(6) Without expense reimbursements, Other Expenses would be .52% for all classes of shares.


(7) Without the voluntary reduction of investment advisory and 12b-1 fees and reimbursement of other expenses, total operating expenses would be 1.22% for Class A shares, 1.87% for Class B shares, 1.87% for Class C shares and .87% for class I shares.


 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                 1 YEAR    3 YEARS

Class A           $ 60      $ 77

Class A
  (without fee
  waiver)         $ 64      $ 89

Class B           $ 66      $ 80

Class B
  (without fee
  waiver)         $ 69      $ 89

Class C           $ 26      $ 50

Class C
  (without fee
  waiver)         $ 29      $ 59

Class I           $  6      $ 18

Class I
  (without fee
  waiver)         $  9      $ 28



Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:


                 1 YEAR    3 YEARS

Class A           $ 60      $ 77

Class A
  (without fee
  waiver)         $ 64      $ 89

Class B           $ 16      $ 50

Class B
  (without fee
  waiver)         $ 19      $ 59

Class C           $ 16      $ 50

Class C
  (without fee
  waiver)         $ 19      $ 59

Class I           $  6      $ 18

Class I
  (without fee
  waiver)         $  9      $ 28


Class B shares automatically convert to Class A shares after eight (8) years.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Market Index Expansion Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                               PERIOD ENDED
                                                               DECEMBER 31,
                          CLASS I                                1998(A)
NET ASSET VALUE, BEGINNING OF PERIOD                            $   10.00
---------------------------------------------------------------------------
Investment Activities:
  Net investment income                                              0.03
  Net realized and unrealized gains (losses) from
    investments and futures                                          0.93
---------------------------------------------------------------------------
Total from Investment Activities                                     0.96
---------------------------------------------------------------------------
Distributions:
  Net investment income                                             (0.03)
  In excess of net investment income                                   --
  From net realized gain                                            (0.41)
  In excess of net realized gain                                       --
---------------------------------------------------------------------------
Total Distributions                                                 (0.44)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $   10.52
---------------------------------------------------------------------------
Total Return                                                         9.91%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                             $  27,483
  Ratio of expenses to average net assets                            0.56%(c)
  Ratio of net investment income to average net assets               0.75%(c)
  Ratio of expenses to average net assets*                           1.12%(c)
  Portfolio turnover                                                20.18%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


    (a) For the period July 31, 1998 (commencement of operations) through December 31, 1998. (b) Not Annualized. (c) Annualized.



                                                               PERIOD ENDED
                                                               DECEMBER 31,
                          CLASS A                                1998(A)
NET ASSET VALUE, BEGINNING OF PERIOD                            $   10.00
---------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                --
  Net realized and unrealized gains (losses) from
    investments and futures                                          0.95
---------------------------------------------------------------------------
Total from Investment Activities                                     0.95
---------------------------------------------------------------------------
Distributions:
  Net investment income                                             (0.01)
  In excess of net investment income                                   --
  From net realized gain                                            (0.41)
  In excess of net realized gain                                       --
---------------------------------------------------------------------------
Total Distributions                                                 (0.42)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $   10.53
---------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                 9.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                             $      30
  Ratio of expenses to average net assets                            0.77%(c)
  Ratio of net investment income to average net assets               0.47%(c)
  Ratio of expenses to average net assets*                           1.24%(c)
  Portfolio turnover                                                20.18%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



  (a) For the period July 31, 1998 (commencement of operations) through December 31, 1998. (b) Not Annualized. (c) Annualized.

One Group(R) Market Index Expansion Fund    Financial Highlights






                                                               PERIOD ENDED
                                                               DECEMBER 31,
                          CLASS B                                1998(A)
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00
---------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            (0.02)
  Net realized and unrealized gains (losses) from
    investments and futures                                         0.92
---------------------------------------------------------------------------
Total from Investment Activities                                    0.90
---------------------------------------------------------------------------
Distributions:
  Net investment income                                               --
  In excess of net investment income                                  --
  From net realized gain                                           (0.41)
  In excess of net realized gain                                      --
---------------------------------------------------------------------------
Total Distributions                                                (0.41)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.49
---------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                9.85%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $    0(c)
  Ratio of expenses to average net assets                           1.87%(d)
  Ratio of net investment income to average net assets             (0.59)%(d)
  Ratio of expenses to average net assets*                          2.14%(d)
  Portfolio turnover                                               20.18%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


  (a) For the period July 31, 1998 (commencement of operations) through December
  31, 1998.  (b) Not Annualized.   (c) Amount is less than $1,000.  (d)
  Annualized.

                              more about the funds

44

Portfolio Quality
----------------------------------------------------

The Funds only purchase securities that meet certain rating criteria.
- If the Funds invest in municipal bonds, the bonds must be rated as investment grade.
- Other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest investment grade categories at the time of investment.
- Corporate bonds generally will be rated in one of the three highest investment grade categories.
- Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

Illiquid Investments
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.

Special Risk
Considerations
----------------------------------------------------

DERIVATIVES: Some of the Funds may invest in securities that are considered to be "derivatives." Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These include:
- options, futures contracts, and options on futures contracts
- warrants
- mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed (Interest Only (IOs) and Principal Only (POs))
- asset-backed securities
- swap, cap and floor transactions
- new financial products
- >currency forwards
- >structured instruments

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. For a more detailed discussion of these risks, please read "Investment Risks." A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments.

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be able to handle sudden, and sometimes substantial, fluctuations in the value of your investment.

INTERNATIONAL FUNDS: Investments in foreign securities involve risks different from investments in U.S. securities. For more details, see "Investment

Practices" and "Investment Risks." Because of these risk factors, the share price of the International Equity Index Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment. On January 1, 1999, the European Economic and Monetary Union introduced the "Euro." The Euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in Euros. In addition, outstanding shares will be redenominated in Euros. All government bonds issued by participating nations will be in Euros, and outstanding government bonds will be redenominated in Euros. The introduction of the Euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the Euro could adversely affect the value of the securities held by the Fund.

                 how to do business with One Group Mutual Funds

46

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

One Group Fund Direct IRA. One Group offers a retirement plan. This plan allows participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates). The minimum initial investment for an IRA is $250

   - Subsequent investments must be at least $100 ($25 for employees of BANK ONE CORPORATION and its affiliates).

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3.Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4.Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

  State Street Bank and Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167
  FBO One Group Fund (ex: One Group Balanced Fund -- A)
  Your Account Number (ex: 123456789)
  Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

- You may revoke your right to make systematic investments by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

48

Sales Charges
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives which will be paid to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC. The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

 CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.


                       SALES CHARGE AS A %    SALES CHARGE AS A %   COMMISSION AS A %
  AMOUNT OF PURCHASE  OF THE OFFERING PRICE   OF YOUR INVESTMENT    OF OFFERING PRICE
  Less than $50,000           5.25%                  5.54%                4.75%
  $50,000-$99,999             4.50%                  4.71%                4.05%
  $100,000-$249,999           3.50%                  3.63%                3.05%
  $250,000-$499,999           2.50%                  2.56%                2.05%
  $500,000-$999,999           2.00%                  2.04%                1.60%
  $1,000,000*                 0.00%                  0.00%                0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    5.00%
          1-2                    4.00%
          2-3                    3.00%
          3-4                    3.00%
          4-5                    2.00%
          5-6                    1.00%
      more than 6                0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    1.00%
    After first year              none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

- If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Sales Charge
Reductions
and Waivers
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - One Group.

   - BANK ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

50

   - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANK ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with BANK ONE CORPORATION and its affiliates and subsidiaries.

   - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.


   - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."


   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8. Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of your account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

Exchanging
Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:
- State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes

52

  that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming
Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?


- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:


  One Group
  c/o State Street Bank and Trust Company
  P.O. Box 8528
  Boston, MA 02266-8528

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank; or

   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.


- Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING
REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of BANK ONE CORPORATION and its affiliates.

- One Group may suspend your ability to redeem when:

   1. Trading on the New York Stock Exchange ("NYSE") is restricted.


   2. The NYSE is closed (other than weekend and holiday closings).


   3. The SEC has permitted a suspension.

   4. An emergency exists.

   The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

                            shareholder information

54

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.
BANK ONE CORPORATION (One First National Plaza, Chicago Illinois, 60670), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Funds. This is because as of December 1, 1998, BANK ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Class I shares of the Funds.


On the same date, the following shareholders beneficially owned more than 25% of the following classes of shares of the Funds. As a consequence, they may be considered to be controlling persons of these classes of the Funds listed below.


                                                                           PERCENTAGE OF    TYPE OF
            NAME AND ADDRESS                       FUND/CLASS                OWNERSHIP     OWNERSHIP
  Banc One Sec. Svgs. Plan-Equity Fund  Equity Index Fund                      32.61%      Beneficial
  100 E. Broad Street                   Class I
  Columbus, OH 43215-3607
  FCC Pension                           Balanced Fund                          33.90%      Beneficial
  100 E. Broad Street                   Class I
  Columbus, OH 43215-3607


Dividend Policies
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of the next month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).



Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


TAXATION OF RETIREMENT PLANS


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.


TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of the funds
                                   fund name

56

THE FUNDS

Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers of 49 separate Funds. Fourteen of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.


THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets.

For the fiscal year ended June 30, 1998, the Funds paid advisory fees at the following rates:



                                                              Annual Rate As Percentage
                                                             of Average Daily Net Assets


             One Group(R) Balanced Fund                                  .56%


             One Group(R) Large Cap Growth Fund                          .74%


             One Group(R) Large Cap Value Fund                           .74%


             One Group(R) Mid Cap Growth Fund                            .74%


             One Group(R) International Equity Index
             Fund                                                        .47%


             One Group(R) Mid Cap Value Fund                             .74%


             One Group(R) Equity Index Fund                              .10%


             One Group(R) Equity Income Fund                             .74%


             One Group(R) Diversified Equity Fund                        .74%


             One Group(R) Small Cap Growth Fund                          .74%


             One Group(R) Small Cap Value Fund                           .70%*


             One Group(R) Diversified Mid Cap Fund                       .60%*


             One Group(R) Diversified International
             Fund                                                        .80%*


             One Group(R) Market Expansion Index Fund                    .00%*


* The predecessors of these Funds had a December 31 year end. The advisory fees shown are as of December 31, 1998.

As the assets in the Funds increase, the investment advisory fees for each of the Funds, other than the Balanced Fund, the International Equity Index Fund, the Equity Index Fund, and the Diversified Index Fund are reduced as follows:


             First $1.5 billion                                          .74%
             Next $500 million                                           .70%
             Thereafter                                                  .65%

THE SUB-ADVISOR

Independence International Associates, Inc. ("Independence International"), 53 State Street, Boston, Massachusetts, 02109, is the sub-advisor to the International Equity Index Fund. Independence International specializes in the management of international equity portfolios. Independence International is an indirect subsidiary of John Hancock Mutual Life Insurance Company. As of June 30, 1998, Independence International had approximately $2.2 billion in assets under management.

                                  fund assets

For the fiscal year ended June 30, 1998, Banc One Investment Advisors paid Independence International sub-investment advisory fees at the following rates:


                                                              Annual Rate As Percentage
                                                             of Average Daily Net Assets
             Up to $10 million                                          .275%
             Over $10,000,000 up to $25,000,000                         .225%
             Over $25,000,000 up to $50,000,000                         .195%
             Over $50,000,000 up to $100,000,000                        .125%
             Over $100,000,000                                          .060%

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND
SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statementing, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee by the Funds for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.


Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.


Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies fund name

58

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                                                    fund code
               One Group(R) Balanced Fund                               1
               One Group(R) Large Cap Growth Fund                       2
               One Group(R) Large Cap Value Fund                        3
               One Group(R) Mid Cap Growth Fund                         4
               One Group(R) International Equity Index                  5
               One Group(R) Mid Cap Value Fund                          6
               One Group(R) Equity Index Fund                           7
               One Group(R) Equity Income Fund                          8
               One Group(R) Diversified Equity Fund                     9
               One Group(R) Small Cap Growth Fund                      10
               One Group(R) Small Cap Value Fund                       11
               One Group(R) Diversified Mid Cap Fund                   12
               One Group(R) Diversified International Fund             13
               One Group(R) Market Expansion Index Fund                14

INSTRUMENT                                                         FUND CODE             RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and          1-14                  Market
CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                             1-14                  Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by              1-14                  Market
agencies and instrumentalities of the U.S. Government. These                               Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a               1-14                  Market
stated maturity.                                                                           Credit
                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-14                Liquidity
exchange for the deposit of funds.                                                         Credit
                                                                                           Market

COMMON STOCK: Shares of ownership of a company.                      1-14                  Market

REPURCHASE AGREEMENTS: The purchase of a security and the            1-14                  Credit
simultaneous commitment to return the security to the seller                               Market
at an agreed upon price on an agreed upon date. This is                                  Liquidity
treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the         1-14                  Market
simultaneous commitment to buy the security back at an                                    Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the              1-14                  Credit
Fund's total assets. In return the Fund will receive cash,                                 Market
other securities, and/or letters of credit as collateral.                                 Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or          1-14                  Market
contract to purchase securities at a fixed price for                                      Leverage
delivery at a future date.                                                               Liquidity
                                                                                           Credit

INSTRUMENT                                                         FUND CODE             RISK TYPE
INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,         1-14                  Market
including One Group money market funds and shares of other
investment companies for which Banc One Investment Advisors
serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing
in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that                1-14                  Market
convert to common stock.                                                                   Credit

CALL AND PUT OPTIONS: A call option gives the buyer the              1-14                Management
right to buy, and obligates the seller of the option to                                  Liquidity
sell, a security at a specified price. A put option gives                                  Credit
the buyer the right to sell, and obligates the seller of the                               Market
option to buy, a security at a specified price. The Funds                                 Leverage
will sell only covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the            1-14                Management
future sale and purchase of a specified amount of a                                        Market
specified security, class of securities, or an index at a                                  Credit
specified time in the future and at a specified price.                                   Liquidity
                                                                                          Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment           1-14                Liquidity
vehicles which invest primarily in income producing real                                 Management
estate or real estate related loans or interest.                                           Market
                                                                                         Regulatory
                                                                                            Tax
                                                                                        Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn         1-14                  Credit
on and accepted by a commercial bank. Maturities are                                     Liquidity
generally six months or less.                                                              Market

COMMERCIAL PAPER: Secured and unsecured short-term                   1-14                  Credit
promissory notes issued by corporations and other entities.                              Liquidity
Maturities generally vary from a few days to nine months.                                  Market

FOREIGN SECURITIES: Stocks issued by foreign companies, as         1-6, 8-14               Market
well as commercial paper of foreign issuers and obligations                              Political
of foreign banks, overseas branches of U.S. banks and                                    Liquidity
supranational entities. Includes American Depository                                 Foreign Investment
Receipts.

RESTRICTED SECURITIES: Securities not registered under the           1-14                Liquidity
Securities Act of 1933, such as privately placed commercial                                Market
paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-14                  Credit
interest rates which are reset daily, weekly, quarterly or                               Liquidity
some other period and which may be payable to the Fund on                                  Market
demand.

WARRANTS: Securities, typically issued with preferred stock         1-3, 5,                Market
or bonds, that give the holder the right to buy a                   7, 9-14                Credit
proportionate amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that generally pays a              1-14                  Market
dividend at a specified rate and has preference over common
stock in the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real       1, 11-13             Pre-payment
estate loans and pools of loans. These include                                             Market
collateralized mortgage obligations ("CMOs"), Real Estate                                  Credit
Mortgage Investment Conduits ("REMICs") and Stripped                                     Regulatory
Mortgage-Backed Securities ("SMBS").

CORPORATE DEBT SECURITIES: Corporate bonds and                         1                   Market
non-convertible debt securities.                                                           Credit

DEMAND FEATURES: Securities that are subject to puts and               1                   Market
standby commitments to purchase the securities at a fixed                                Liquidity
price (usually with accrued interest) within a fixed period                              Management
of time following demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by company             1, 11-13             Pre-payment
receivables, home equity loans, truck and auto loans,                                      Market
leases, credit card receivables and other securities backed                                Credit
by other types of receivables or other assets.                                           Regulatory

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells         1, 11-13             Pre-payment
securities for delivery in a current month and                                             Market
simultaneously contracts with the same party to repurchase                               Regulatory
similar but not identical securities on a specified future
date.

60


INSTRUMENT                                                         FUND CODE             RISK TYPE
ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans in a mortgage           1                Pre-payment
pool which provide for a fixed initial mortgage interest                                   Market
rate for a specified period of time, after which the rate                                  Credit
may be subject to periodic adjustments.                                                  Regulatory

SWAPS, CAPS AND FLOORS: A Fund may enter into these                  1-14                Management
transactions to manage its exposure to changing interest                                   Credit
rates and other factors. Swaps involve an exchange of                                    Liquidity
obligations by two parties. Caps and floors entitle a                                      Market
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures contracts            1-14                Management
and other financial products continue to be developed and                                  Credit
the Funds may invest in such options, contracts and                                        Market
products.                                                                                Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies             1                   Market
and instrumentalities of the U.S. government, banks,                                     Liquidity
municipalities, corporations and other businesses whose                                  Management
interest and/or principal payments are indexed to foreign                                  Credit
currency exchange rates, interest rates, or one or more                              Foreign Investment
other referenced indices.

MUNICIPAL SECURITIES: Securities issued by a state or                  1                   Market
political subdivision to obtain funds for various public                                   Credit
purposes. Municipal securities include private activity                                  Political
bonds and industrial development bonds, as well as General                                  Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation                              Regulatory
Notes, Revenue Anticipation Notes, Project Notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities and single
family revenue bonds.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations of              5, 11-13                Credit
supranational agencies who are chartered to promote economic                         Foreign Investment
development and are supported by various governments and
governmental agencies.

CURRENCY FUTURES AND RELATED OPTIONS: The Funds may engage           5, 13               Management
in transactions in financial futures and related options,                                Liquidity
which are generally described above. The Funds will enter                                  Credit
into these transactions in foreign currencies for hedging                                  Market
purposes only.                                                                           Political
                                                                                          Leverage
                                                                                     Foreign Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual agreement         5, 13               Management
to purchase or sell one specified currency for another                                   Liquidity
currency at a specified future date and price. The Funds                                   Credit
will enter into forward foreign exchange transactions for                                  Market
hedging purposes only.                                                                   Political
                                                                                          Leverage
                                                                                     Foreign Investment

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRS"): SPDRs               1-4,                  Market
represent ownership in a long-term unit investment trust           6-10, 14
that holds a portfolio common stocks designed to track the
price performance and dividend yield of the S&P 500 Index. A
SPDR entitles a holder to receive proportionate quarterly
cash distributions corresponding to the dividends that
accrue to the S&P 500 Index stocks in the underlying
portfolio, less trust expenses.

ZERO COUPON DEBT SECURITIES: Bonds and other debt that pay           11-13                 Credit
no interest, but are issued at a discount from their value                                 Market
at maturity. When held to maturity, their entire return                                 Zero-Coupon
equals the difference between their issue price and their
maturity value.

CORPORATE DEBT SECURITIES: Corporate Bonds and                         2                   Market
non-convertible debt securities.                                                           Credit

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risk than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain

62

  requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Policies
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

One Group Equity Index Fund may not:

1. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities.

Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Sometimes Banc One Investment Advisors or the Sub-Advisor decides that the Funds should temporarily be invested in cash and cash equivalents. Cash equivalents include:

- Securities issued by the U.S. Government, its agencies and instrumentalities

- Repurchase Agreements

- Certificates of Deposit

- Bankers' Acceptances

- Commercial Paper (rated in one of the two highest rating categories)

- Variable Rate Master Demand Notes

- Bank Money Market Deposit Accounts

The Balanced Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Equity Income Fund, the Mid Cap Growth Fund, the Diversified Equity Fund, and the Small Cap Growth Fund may temporarily invest up to 100% of their total assets in cash and cash equivalents. The International Equity Index Fund and Equity Index Fund may temporarily invest only 10% of their total assets in cash and cash equivalents, while the Small Cap Value Fund, the Diversified Mid Cap Fund and the Diversified International Fund may invest up to 20% of their total assets in cash and cash equivalents. The International Equity Index Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.


Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1998 is shown on the Financial Highlights, other than for the Small Cap Value Fund, the Diversified Mid Cap Fund, the Diversified International Fund and the Market Expansion Index Fund. The portfolio turnover for those Funds is for the fiscal year ended December 31, 1998. To the extent portfolio turn over results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

                                    appendix

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

64

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    AAA Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      AA These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/
MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Non-Investment Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    AAA Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      AA High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      BA These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     CAA Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      CA Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
                               MIG1 &

                                VMIG1
Short-term municipal securities rated MIG1 or VMIG1 are of the best quality.
          They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                               MIG2 &

                                VMIG2

These Short-term municipal securities are of high quality. Margins of protection are ample although not so large as in the preceding group.

                               MIG3 &

                                VMIG3

Favorable quality. All security elements are accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     AAA Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      AA High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       A Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     BAA Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the ad-

66

         verse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

                      (This page intentionally left blank)

INVESTMENT ADVISOR AND SUB-ADMINISTRATOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

SUB-ADVISOR
Independence International Associates, Inc.
53 State Street
Boston, MA 02109

DISTRIBUTOR AND ADMINISTRATOR
The One Group Services Company
3435 Stelzer road
Columbus, OH 43219

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8328

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20003

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215





THE STATEMENT OF ADDITIONAL INFORMATION
CONTAINS MORE DETAILED INFORMATION ABOUT THE
FUNDS. THE CURRENT STATEMENT OF ADDITIONAL
INFORMATION HAS BEEN FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION AND IS AVAILABLE
WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY
WRITING TO THE ONE GROUP SERVICES COMPANY AT
3435 STELZER ROAD, COLUMBUS, OHIO 43219.
THE STATEMENT OF ADDITIONAL INFORMATION IS
INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.
THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV)
THAT CONTAINS THE STATEMENT OF ADDITIONAL
INFORMATION, MATERIALS INCORPORATED BY
REFERENCE AND OTHER INFORMATION REGARDING ONE
GROUP.



TOG-F-120

ONE GROUP MUTUAL FUNDS


                                   BOND FUNDS
                              COMBINED PROSPECTUS
                                 MARCH 18, 1999

                      ONE GROUP(R) INTERMEDIATE BOND FUND
                         ONE GROUP(R) INCOME BOND FUND
                       ONE GROUP(R) GOVERNMENT BOND FUND
                    ONE GROUP(R) ULTRA SHORT-TERM BOND FUND
                       ONE GROUP(R) SHORT-TERM BOND FUND
                    ONE GROUP(R) TREASURY & AGENCY BOND FUND
                       ONE GROUP(R) HIGH YIELD BOND FUND
                             ONE GROUP(R) BOND FUND

--------------------------------------------------------------------------------

This prospectus describes eight funds with a variety of investment objectives, including current income, total return, capital preservation, state tax-exempt income, and low volatility. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

PLEASE REMEMBER THAT SHARES OF THE FUNDS: - ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES: - ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY: - INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                    LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       A BRIEF PREVIEW OF THE FUNDS................................    1
                       ABOUT THE FUNDS.............................................    2


                          One Group(R) Intermediate Bond Fund......................    2


                          One Group(R) Income Bond Fund............................    5


                          One Group(R) Government Bond Fund........................    8


                          One Group(R) Ultra Short-Term Bond Fund..................   11


                          One Group(R) Short-Term Bond Fund........................   14


                          One Group(R) Treasury & Agency Fund......................   17


                          One Group(R) High Yield Bond Fund........................   20


                          One Group(R) Bond Fund...................................   22
                       MORE ABOUT THE FUNDS........................................   25
                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............   28
                          Purchasing Fund Shares...................................   28
                          Sales Charges............................................   30
                          Sales Charge Reductions and Waivers......................   32
                          Exchanging Fund Shares...................................   34
                          Redeeming Fund Shares....................................   35
                       SHAREHOLDER INFORMATION.....................................   37
                          Voting Rights............................................   37
                          Dividend Policies........................................   37
                          Tax Treatment of the Funds...............................   38
                          Tax Treatment of Shareholders............................   38
                          Shareholder Inquiries....................................   38
                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   39
                          The Funds................................................   39
                          The Board of Trustees....................................   39
                          The Advisor..............................................   39
                          The Sub-Advisor..........................................   39
                          Banc One High Yield Partners--Prior Performance of
                            Pacholder Associates, Inc..............................   39
                          The Distributor..........................................   41
                          The Administrator and Sub-Administrator..................   41
                          The Transfer Agent, Custodian and Sub-Custodian..........   41
                          Year 2000................................................   41
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   42
                          Investment Practices.....................................   42
                          Investment Risks.........................................   45
                          Investment Policies......................................   46
                       APPENDIX: DESCRIPTION OF RATINGS............................   47


                              table of    contents
                        a brief    preview of the funds

             WHAT ARE THE GOALS OF ONE GROUP BOND FUNDS?
             The Funds are designed for a variety of investment objectives, including:
             - current income
             - total return
             - current income consistent with the preservation of capital
             - current income with a primary focus on income that is exempt from state income taxes
             - current income consistent with low volatility of principal. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Intermediate Bond Fund, the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, the Income Bond Fund, and the Bond Fund invest in high and medium grade debt securities of all types with average maturities ranging from one to twenty years. The Income Bond Fund and the High Yield Bond Fund also may invest in lower grade debt securities, although the Income Bond Fund will limit its investments in such securities to no more than 30% of its total assets. The Government Bond Fund and the Treasury & Agency Fund invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Several of the Funds may invest in preferred stock. The Funds also may lend their portfolio securities.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The Funds invest in fixed income investments that are subject to market fluctuations as a result of changes in interest rates. As a result, the value of investments in the Funds may decrease during periods of rising interest rates and increase during periods of declining interest rates. In addition, some of the Funds invest in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed income securities. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its payment obligation. Also, the Income Bond Fund and the High Yield Bond Fund may invest in securities in ANY rating category, some of which are regarded as predominately speculative. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class I shares are not available to Individual Retirement Accounts ("IRA"). Class C shares are not available for purchase in all of the Funds. The section called "How To Do Business With One Group Mutual Funds" will provide more information.

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at
             1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed on the first business day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?

             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. Banc One High Yield Partners, LLC (the "Sub-Advisor") serves as Sub-Advisor to the High Yield Bond Fund. The Sub-Advisor's fees are paid by Banc One Investment Advisors. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses." Additional information regarding the Sub-Advisor is located in the Prospectus under the heading "The Sub-Advisor."

    One Group(R)

Intermediate Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks current income
consistent with the preservation of
capital by investing in high and
medium-grade fixed income securities
with intermediate maturities.

LOGO INVESTMENT STRATEGY
Generally, the Fund invests in debt
securities of all types including
bonds, notes, U.S. government
obligations, and taxable and
tax-exempt municipal securities
rated as investment grade at the
time of investment, (or, if unrated,
determined by Banc One Investment
Advisors, to be of comparable
quality). The Fund's average
weighted maturity will ordinarily
range between three and ten years,
taking into account expected
prepayment of principal on certain
investments, although the Fund may
shorten the weighted average
maturity to as little as one year
for temporary defensive purposes.

LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
80% of its total assets in debt
securities. Debt securities include
bonds, notes and other obligations.
As a matter of fundamental policy,
at least 65% of the Fund's total
assets will consist of bonds and at
least 50% of total assets will
consist of obligations issued by the
U.S. government or its agencies and
instrumentalities, some of which may
be subject to repurchase agreements.
Up to 20% of the Fund's total assets
may be invested in preferred stock.
For a list of all the securities in
which the Fund may invest, please
read "Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund may invest in debt
securities that are rated in the
lowest investment grade category.
Such investments are considered to
have speculative characteristics. In
addition, the Fund invests in fixed
income securities. The value of
these securities will change in
response to interest rate changes
and other factors. This is
especially true to the extent the
Fund invests in debt securities in
the lowest investment grade
category. The Fund also invests in
mortgage-related securities which
may have greater price and yield
volatility than traditional fixed
income securities. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      4.50%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3)
                                                                (as a percentage of average
                                                                daily net assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (4)                           .36%      .36%      .36%

                                                              12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%

                                                              Other Expenses                          .22%      .22%      .22%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (6)                      .83%     1.48%     1.48%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .36%
                                        none
                                        .22%
                                        .58%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and .82% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 70       $ 89        $143

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 80       $106        $181

                                                              Class B           $ 65      $ 77       $101        $159

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 68      $ 87       $119        $197

                                                              Class C           $ 25      $ 47       $ 81        $177

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 28      $ 57       $ 99        $214

                                                              Class I           $  6      $ 19       $ 32        $ 73

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 70       $ 89        $143

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 80       $106        $181

                                                              Class B           $ 15      $ 47       $ 81        $159

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 18      $ 57       $ 99        $197

                                                              Class C           $ 15      $ 47       $ 81        $177

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 18      $ 57       $ 99        $214

                                                              Class I           $  6      $ 19       $ 32        $ 73

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Intermediate Bond Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen, LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                  YEAR ENDED DECEMBER 31,
                                --------------------------------------------------------------------------------------------
CLASS I                           1998        1997        1996        1995        1994        1993        1992      1991(a)
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $  10.48    $  10.29    $  10.37    $   9.21    $  10.41    $  10.28    $  10.55    $  10.00
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income             0.63        0.65        0.64        0.59        0.56        0.59        0.71        0.40
  Net realized and unrealized
    gains (losses) from
    investments and futures         0.14        0.18       (0.07)       1.16       (1.20)       0.26       (0.10)       0.57
----------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                        0.77        0.83        0.57        1.75       (0.64)       0.85        0.61        0.97
----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income            (0.64)      (0.64)      (0.65)      (0.59)      (0.55)      (0.59)      (0.71)      (0.40)
  In excess of net investment
    income                            --          --          --          --          --          --          --          --
  From net realized gain              --          --          --          --       (0.01)      (0.13)      (0.17)      (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                (0.64)      (0.64)      (0.65)      (0.59)      (0.56)      (0.72)      (0.88)      (0.42)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  10.61    $  10.48    $  10.29    $  10.37    $   9.21    $  10.41    $  10.28    $  10.55
----------------------------------------------------------------------------------------------------------------------------
Total Return                        7.62%       8.37%       5.78%      19.48%      (6.31)%      8.41%       6.00%      16.62%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                       $567,609    $482,679    $395,105    $393,656    $381,036    $413,299    $215,923    $130,367
  Ratio of expenses to average
    net assets                      0.66%       0.61%       0.67%       0.73%       0.74%       0.74%       0.74%       0.75%(b)
  Ratio of net investment
    income to average net
    assets                          6.02%       6.26%       6.29%       5.98%       5.73%       5.44%       6.91%       6.59%(b)
  Ratio of expenses to average
    net assets*                       --          --          --          --          --          --          --          --
  Portfolio Turnover               50.32%      31.66%      31.62%      36.47%      54.60%      92.80%      56.30%       7.38%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period June 1, 1991 (commencement of operations) to December 31,
  1991.  (b) Annualized.



                                                                           YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------------
CLASS A                                      1998         1997         1996         1995         1994         1993        1992(a)
NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.47      $ 10.29      $ 10.37      $  9.21      $ 10.41      $ 10.28      $10.32
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.61         0.62         0.64         0.59         0.56         0.59        0.49
  Net realized and unrealized gains
    (losses) from investments and futures      0.14         0.18        (0.07)        1.16        (1.20)        0.26        0.13
---------------------------------------------------------------------------------------------------------------------------------
Total Income from Investment Activities        0.75         0.80         0.57         1.75        (0.64)       (0.85)     (0.62)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                       (0.61)       (0.62)       (0.65)       (0.59)       (0.55)       (0.59)      (0.49)
  In excess of net investment income             --           --           --           --           --           --          --
  From net realized gain                         --           --           --           --        (0.01)       (0.13)      (0.17)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.61)       (0.62)       (0.65)       (0.59)       (0.56)       (0.72)      (0.66)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 10.61      $ 10.47      $ 10.29      $ 10.37      $  9.21      $ 10.41      $10.28
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)           7.37%        8.04%        5.65%       19.48%       (6.31%)       8.41%      11.17%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $88,072      $42,343      $18,324      $11,654      $11,983      $16,491      $4,509
  Ratio of expenses to average net assets      0.91%        0.86%        0.79%        0.73%        0.74%        0.74%       0.75%(b)
  Ratio of net investment income to
    average net assets                         5.77%        6.01%        6.17%        5.98%        5.73%        5.44%       7.04%(b)
  Ratio of expenses to average net assets*       --           --           --           --           --           --          --
  Portfolio Turnover                          50.32%       31.66%       31.62%       36.47%       54.60%       92.80%      56.30%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period May 1, 1992 (initial offering date of Class A shares) through December 31, 1992. (b) Annualized.

One Group(R) Intermediate Bond Fund    Financial Highlights



                                                                    YEAR ENDED DECEMBER 31,
                                                              -----------------------------------
                          CLASS B                              1998          1997         1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.38        $10.20        $10.00
-------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.47          0.55          0.15
  Net realized and unrealized gains (losses) from
    investments and futures                                     0.18          0.17          0.20
-------------------------------------------------------------------------------------------------
Total from Investment Activities                                0.65          0.72          0.35
-------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.53)        (0.54)        (0.15)
  In excess of net investment income                              --            --            --
  From net realized gains                                         --            --            --
-------------------------------------------------------------------------------------------------
Total Distributions                                            (0.53)        (0.54)        (0.15)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $10.50        $10.38        $10.20
-------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            6.44%         7.32%         3.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $  857        $  385        $  122
  Ratio of expenses to average net assets                       1.66%         1.61%         1.60%(c)
  Ratio of investment income to average net assets              5.02%         5.26%         1.52%(c)
  Ratio of expenses to average net assets*                        --            --            --
  Portfolio Turnover                                           50.32%        31.66%        31.62%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 23, 1996 (initial offering date of Class B shares) through December 31, 1996. (b) Not Annualized. (c) Annualized.

    One Group(R)

Income Bond Fund
LOGO INVESTMENT OBJECTIVE

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities.

LOGO INVESTMENT STRATEGY

The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as convertible securities, preferred stock, and loan participations. The Fund's average weighted maturity will normally range between five and twenty years, although the Fund may shorten its weighted average to as little as two years if deemed appropriate for temporary defensive purposes.

LOGO PORTFOLIO SECURITIES

The Fund invests at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. In addition, up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds" and "junk bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.), and are considered to be speculative. Even though it may invest in debt securities in all rating categories, the Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


LOGO RISK CONSIDERATIONS



The Fund invests in debt securities rated below investment grade that are considered speculative. While these securities generally provide a higher yield than higher rated debt securities, they are subject to a greater degree of risk. Issuers of these securities may include smaller, less creditworthy companies or highly indebted firms. The credit quality of securities in the high yield bond market can change suddenly and unexpectedly. Before you invest, please read "More About the Funds" and "Investment Risks."



LOGO FUND MANAGEMENT


The Fund is managed by a team of portfolio managers, research analysts and fixed income traders. The team works together to establish general duration and sector strategies for the Fund. Each team member makes recommendations about securities in the Fund. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C     CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      4.50%      none      none        none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%        none

Redemption Fees                         none      none      none        none

Exchange Fees                           none      none      none        none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets)

Investment Advisory Fees (after fee
  waiver) (4)                           .41%      .41%      .41%        .42%

12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%        none

Other Expenses                          .21%      .21%      .21%        .21%

Total Fund Operating Expenses (after
  fee waiver) (6)                       .87%     1.52%     1.52%        .62%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.16% for Class A shares, 1.81% for Class B shares, 1.81% for Class C shares and .81% for Class I shares.

 EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.


                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 53      $ 72       $ 91        $147

Class A
  (without fee
  waivers)        $ 56      $ 80       $106        $180

Class B           $ 65      $ 78       $103        $164

Class B
  (without fee
  waivers)        $ 68      $ 87       $118        $196

Class C           $ 25      $ 48       $ 83        $181

Class C
  (without fee
  waivers)        $ 28      $ 57       $ 98        $213

Class I           $  6      $ 20       $ 35        $ 77

Class I
  (without fee
  waiver)         $  8      $ 26       $ 45        $100



Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:


                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 53      $ 72       $ 91        $147

Class A
  (without fee
  waivers)        $ 56      $ 80       $106        $180

Class B           $ 15      $ 48       $ 83        $164

Class B
  (without fee
  waivers)        $ 18      $ 57       $ 98        $196

Class C           $ 15      $ 48       $ 83        $181

Class C
  (without fee
  waivers)        $ 18      $ 57       $ 98        $213

Class I           $  6      $ 20       $ 35        $ 77

Class I
  (without fee
  waiver)         $  8      $ 26       $ 45        $100



Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Income Bond Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen, LLP, for years ended 1998, 1997 and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years ended prior to December 31, 1996 have been audited by other independent accountants.



                                                                                                                YEAR ENDED
                                                                    YEAR ENDED DECEMBER 31,                     JANUARY 31,
                                                         ----------------------------------------------     -------------------
CLASS I                                                    1998        1997         1996       1995(A)       1995       1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                     $   8.01     $  7.85     $   8.18     $   7.68     $  8.25     $  8.36
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.47        0.50         0.46         0.47        0.52        0.47
  Net realized and unrealized gain (loss) from
    investments and futures                                  0.14        0.17        (0.24)        0.72       (0.57)      (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Total income from Investment Activities                      0.61        0.67         0.22         1.19       (0.05)       0.38
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                     (0.47)      (0.49)       (0.45)       (0.47)      (0.52)      (0.47)
  From net realized gains                                   (0.05)      (0.02)       (0.10)       (0.22)         --       (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.52)      (0.51)       (0.55)       (0.69)      (0.52)      (0.49)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $   8.10     $  8.01     $   7.85     $   8.18     $  7.68     $  8.25
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 7.82%       8.86%        3.14%       15.90%(c)   (0.48)%      5.16%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $385,672     $94,544     $187,112     $191,930     $ 7,101     $ 5,128
  Ratio of expenses to average net assets                    0.65%       0.62%        0.57%        0.55%(d)    0.04%         --
  Ratio of net investment income to average net assets       5.79%       6.08%        6.02%        6.34%(d)    6.70%       6.21%(d)
  Ratio of expenses to average net assets*                     --          --         0.66%        0.67%(d)    2.78%       2.64%(d)
  Portfolio Turnover                                        41.69%      38.70%      103.93%      173.26%(c)   71.65%      26.54%(c)



 * During the period certain fees were voluntarily reduced. If such voluntary fee waiver had not occurred, the ratios would have been as indicated. (a) For the period February 1, 1995 (commencement of operations) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31. (b) For the period March 5, 1993 (commencement of operations) through January 31, 1994. (c) Not
   Annualized.  (d) Annualized.



                                                                                                            YEAR ENDED
                                                                  YEAR ENDED DECEMBER 31,                  JANUARY 31,
                                                         -----------------------------------------     --------------------
CLASS A                                                   1998        1997       1996      1995(A)      1995       1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                     $  8.00     $ 7.84     $ 8.18     $ 7.68      $ 8.25     $    8.36
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                     0.44       0.48       0.41       0.44        0.52          0.47
  Net realized and unrealized gain (loss) from
    investments and futures                                 0.14       0.17      (0.25)      0.72       (0.57)        (0.09)
---------------------------------------------------------------------------------------------------------------------------
Total income from investment activities                     0.58       0.65       0.16       1.16       (0.05)         0.38
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                    (0.44)     (0.47)     (0.40)     (0.44)      (0.52)        (0.47)
  From net realized gain                                   (0.05)     (0.02)     (0.10)     (0.22)         --         (0.02)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.49)     (0.49)     (0.50)     (0.66)      (0.52)        (0.49)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  8.09     $ 8.00     $ 7.84     $ 8.18      $ 7.68     $    8.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                        7.44%      8.58%      2.75%     15.55%(c)   (0.45)%        5.16%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $15,785     $7,832     $8,798     $6,095      $   69     $      65
  Ratio of expenses to average net assets                   0.90%      0.87%      0.84%      0.94%(d)    0.04%           --
  Ratio of net investment income to average net assets      5.57%      5.83%      5.75%      5.72%(d)    6.70%         5.96%(d)
  Ratio of expenses to average net assets*                    --         --       0.90%      1.15%(d)    2.78%         3.67%(d)
  Ratio of net investment income to average net assets*       --         --         --         --          --
  Portfolio Turnover                                       41.69%     38.70%    103.93%    173.26%(c)   71.65%        26.54%(c)



 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period February 1, 1995 (commencement of operations) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31. (b) For the period March 5, 1993 (commencement of operations) through January 31, 1994. (c) Not Annualized. (d) Annualized.

One Group(R) Income Bond Fund    Financial Highlights


                                                                  YEAR ENDED DECEMBER 31,               PERIOD ENDED
                                                         ------------------------------------------     DECEMBER 2,
CLASS B                                                   1998        1997       1996       1995(A)       1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                     $  8.00     $ 7.85     $  8.18     $  8.13        $ 8.16
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                     0.39       0.42        0.45        0.24          0.40
  Net realized and unrealized gain (loss) from
    investments and futures                                 0.14       0.17       (0.23)       0.27         (0.55)
--------------------------------------------------------------------------------------------------------------------
Total income from investment activities                     0.53       0.59        0.22        0.51         (0.15)
--------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                    (0.35)     (0.42)      (0.45)      (0.24)        (0.40)
  Net realized gain                                        (0.05)     (0.02)      (0.10)      (0.22)           --
  In excess of net realized gain                              --         --          --          --            --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.40)     (0.44)      (0.55)      (0.46)        (0.40)
--------------------------------------------------------------------------------------------------------------------
Conversion to Class A Shares                                  --         --          --          --         (7.61)(c)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  8.13     $ 8.00     $  7.85     $  8.18        $   --
--------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                        6.74%      7.75%       2.09%       6.41%(d)     (1.82)%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)                      $   638     $  533     $   502     $   259        $   --
  Ratio of expenses to average net assets                   1.65%      1.62%       1.58%       1.60%(e)        --
  Ratio of net investment income to average net assets      4.80%      5.08%       5.01%       5.00%(e)      6.48%(e)
  Ratio of expenses to average net assets*                    --         --        1.67%       1.78%(e)      2.58%(e)
  Portfolio Turnover                                       41.69%     38.70%     103.93%     173.26%(d)     71.65%(d)



 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period May 31, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31. (b) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares. (c) On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares. (d) Not Annualized. (e) Annualized.

    One Group(R)

Government Bond Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks a high level of
current income with liquidity and
safety of principal.
LOGO INVESTMENT STRATEGY
The Fund limits its investments to
securities issued by the U.S.
government and its agencies and
instrumentalities or related to
securities issued by the U.S.
government and its agencies and
instrumentalities. The Fund's
average weighted maturity will
ordinarily range between three and
fifteen years, taking into account
expected prepayment of principal on
certain investments. However, the
Fund's average weighted remaining
maturity may be outside this range
if warranted by market conditions.
LOGO PORTFOLIO SECURITIES
At least 65% of the Fund's total
assets will be invested in debt
instruments with principal and
interest guaranteed by the U.S.
government or its agencies and
instrumentalities, some of which may
be subject to repurchase agreements,
and other securities representing an
interest in or secured by mortgages
that are issued or guaranteed by
certain U.S. government agencies or
instrumentalities. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund's ability to achieve higher
income is not as great as that of
funds that invest in lower-quality
instruments. In addition, the Fund
invests in fixed income securities.
The value of these securities will
change in response to interest rate
changes and other factors. The Fund
also invests in mortgage-related
securities which may have greater
price and yield volatility than
traditional fixed income securities.
Before you invest, please read "More
About the Funds" and "Investment
Risks."
LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C     CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      4.50%      none      none      none

Maximum Contingent Deferred Sales
  Chargee (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  5.00%     1.00%      none

Redemption Fees                         none      none      none      none

Exchange Fees                           none      none      none      none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets)

Investment Advisory Fees                .45%      .45%      .45%      .45%

12b-1 Fees (after fee waiver) (4)       .25%      .90%      .90%      none

Other Expenses                          .24%      .24%      .24%      .24%

Total Fund Operating Expenses (after
  fee waiver) (5)                       .94%     1.59%     1.59%      .69%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.04% for Class A shares and 1.69% for Class B shares and Class C shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 54      $ 74       $ 95        $155

Class A
  (without fee
  waiver)         $ 55      $ 77       $100        $166

Class B           $ 66      $ 80       $107        $172

Class B
  (without fee
  waiver)         $ 67      $ 83       $112        $183

Class C           $ 26      $ 50       $ 87        $189

Class C
  (without fee
  waiver)         $ 27      $ 53       $ 92        $200

Class I           $  7      $ 22       $ 38        $ 86


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 54      $ 74       $ 95        $155

Class A
  (without fee
  waiver)         $ 55      $ 77       $100        $166

Class B           $ 16      $ 50       $ 87        $172

Class B
  (without fee
  waiver)         $ 17      $ 53       $ 92        $183

Class C           $ 16      $ 50       $ 87        $189

Class C
  (without fee
  waiver)         $ 17      $ 53       $ 92        $200

Class I           $  7      $ 22       $ 38        $ 86


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Government Bond Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                   YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
                        CLASS I                            1998         1997         1996         1995         1994       1993(B)
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.69     $   9.56     $   9.81     $   9.35     $  10.15     $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.60         0.62         0.62         0.62         0.51        0.20
  Net realized and unrealized gains (losses) from
    investments and futures                                  0.42         0.13       (0.25)         0.46       (0.77)        0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             1.02         0.75         0.37         1.08       (0.26)        0.35
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                    (0.60)       (0.62)       (0.62)       (0.61)       (0.50)      (0.20)
  In excess of net investment income                           --        --              --         (0.01)     (0.02)       --
  In excess of net realized gains                           --              --           --           --         (0.02)     --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.60)       (0.62)       (0.62)       (0.62)       (0.54)      (0.20)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  10.11     $   9.69     $   9.56     $   9.81     $   9.35     $ 10.15
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                               10.81%        8.10%        3.81%       12.04%      (2.73)%     9.03%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $851,517     $724,423     $677,326     $379,826     $209,692     $52,152
  Ratio of expenses to average net assets                   0.62%        0.62%        0.68%        0.71%        0.68%     0.69%(b)
  Ratio of net investment income to average net assets      6.05%        6.45%        6.34%        6.65%        5.13%     5.43%(b)
  Ratio of expenses to average net assets*                  0.67%        0.68%        0.69%        0.73%        0.71%     1.05%(b)
  Ratio of net investment income to average net assets*     6.00%        6.39%        6.33%        6.63%        5.10%     5.07%(b)
  Portfolio Turnover (c)                                   91.49%       60.53%       62.70%      106.14%      377.78%     139.24%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) The Fund commenced offering on February 8, 1993.   (b) Annualized.
    (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                   YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
                        CLASS A                            1998         1997         1996         1995         1994       1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.69     $   9.56     $   9.81     $   9.35     $  10.17     $ 10.22
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.58         0.60         0.60         0.61         0.48        0.17
  Net realized and unrealized gains (losses) from
    investments and futures                                  0.42         0.13       (0.25)         0.45       (0.79)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             1.00         0.73         0.35         1.06       (0.31)        0.12
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                    (0.58)       (0.60)       (0.60)       (0.59)       (0.47)      (0.17)
  In excess of net investment income                           --        --              --         (0.01)     (0.02)       --
  In excess of net realized gains                           --              --           --           --         (0.02)     --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.58)       (0.60)       (0.60)       (0.60)       (0.51)      (0.17)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  10.11     $   9.69     $   9.56     $   9.81     $   9.35     $ 10.17
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                       10.54%        7.83%        3.58%       11.84%      (3.16)%     5.35%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $31,548       $34,727      $38,800       $8,130       $1,690        $840
  Ratio of expenses to average net assets                   0.87%        0.87%        0.93%        0.97%        0.92%     0.95%(b)
  Ratio of net investment income to average net assets      5.80%        6.20%        6.09%        6.46%        4.84%     5.56%(b)
  Ratio of expenses to average net assets*                  1.02%        1.03%        1.04%        1.09%        1.05%     1.44%(b)
  Ratio of net investment income to average net assets*     5.65%        6.04%        5.98%        6.34%        4.71%     5.07%(b)
  Portfolio Turnover (c)                                   91.49%       60.53%       62.70%      106.14%      377.78%     139.24%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Class A Shares commenced offering on March 5, 1993.   (b) Annualized.
    (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Government Bond Fund    Financial Highlights

                                                                                   YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
                        CLASS B                            1998            1997            1996            1995           1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.69        $   9.56        $   9.81        $    9.35        $ 10.04
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.52            0.54            0.54             0.55           0.18
  Net realized and unrealized gains (losses) from
    investments and futures                                  0.42            0.13          (0.25)             0.46         (0.69)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             0.94            0.67            0.29             1.01         (0.51)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                    (0.52)          (0.54)          (0.54)           (0.55)         (0.16)
  In excess of net investment income                           --           --                 --               --           (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.52)          (0.54)          (0.54)           (0.55)         (0.18)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  10.11        $   9.69        $   9.56        $    9.81        $  9.35
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                        9.86%           7.14%           2.95%           11.20%       .(499)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $20,922          $11,729         $10,782           $2,513           $656
  Ratio of expenses to average net assets                   1.52%           1.52%           1.58%            1.62%        1.52%(c)
  Ratio of net investment income to average net assets      5.14%           5.55%           5.44%            5.76%        4.60%(c)
  Ratio of expenses to average net assets*                  1.67%           1.68%           1.69%            1.74%        1.63%(c)
  Ratio of net investment income to average net assets*     4.99%           5.39%           5.33%            5.64%        4.49%(c)
  Portfolio Turnover (d)                                   91.49%          60.53%          62.70%          106.14%        377.78%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Class B Shares commenced offering on January 14, 1994.   (b) Not
  annualized.   (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Ultra Short-Term Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks a high level of
current income consistent with low
volatility of principal by investing
in a diversified portfolio of
short-term investment grade
securities.

LOGO INVESTMENT STRATEGY
The Fund invests in all types of
debt securities, including money
market instruments, adjustable rate
mortgage backed securities and
taxable and tax-exempt municipal
securities. The Fund will maintain a
maximum duration approximately equal
to that of a two-year U.S. Treasury
security, although the Fund's actual
duration is expected to be
approximately equal to that of a one
year U.S. Treasury security. This
Fund was formerly called The One
Group Ultra Short-Term Income Fund.

LOGO PORTFOLIO SECURITIES

The Fund normally invests at least
80% of its total assets in debt
securities. In addition, up to 20%
of the Fund's total assets may be
invested in other securities,
including preferred stock. The Fund
will invest in adjustable rate
mortgage pass-through securities and
other securities representing an
interest in or secured by mortgages
with periodic interest rate resets
(some of which may be subject to
repurchase agreements). These
securities often are issued or
guaranteed by the U.S. government,
its agencies or instrumentalities.
However, the Fund may also purchase
mortgage-backed securities that are
issued by non-governmental entities.
Such securities may or may not have
private insurer guarantees of timely
payments. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."


LOGO RISK CONSIDERATIONS
The Fund invests in fixed income
investments that are subject to
market fluctuations as a result of
changes in interest rates. As a
result, the value of investments in
the Fund may decrease during periods
of rising interest rates. In
addition, the Fund invests in
mortgage-related securities which
may have greater price and yield
volatility than traditional fixed
income securities. The Fund also
uses investment management hedging
techniques that may expose the Fund
to special risks. Before you invest,
please read "More About the Funds"
and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      3.00%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  3.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3)
                                                               (as a percentage of average
                                                               daily net assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (4)                           .30%      .30%      .30%

                                                              12b-1 Fees (after fee waiver) (5)       .25%      .75%      .75%

                                                              Other Expenses                          .25%      .25%      .25%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (6)                      .80%     1.30%     1.30%


                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .30%
                                        none
                                        .25%
                                        .55%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .55% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.15% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares, and .80% for Class I shares.

EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 38      $ 55       $ 73        $126

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 41      $ 65       $ 91        $166

                                                              Class B           $ 43      $ 61       $ 71        $130

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 48      $ 77       $ 97        $179

                                                              Class C           $ 23      $ 41       $ 71        $157

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 28      $ 57       $ 97        $212

                                                              Class I           $  6      $ 18       $ 31        $ 69

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 44        $ 99


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 38      $ 55       $ 73        $126

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 41      $ 65       $ 91        $166

                                                              Class B           $ 13      $ 41       $ 71        $130

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 18      $ 57       $ 97        $179

                                                              Class C           $ 13      $ 41       $ 71        $157

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 18      $ 57       $ 97        $212

                                                              Class I           $  6      $ 18       $ 31        $ 69

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 44        $ 99


Class B shares automatically convert to Class A shares after six (6) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Ultra Short-Term Bond Fund     Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                            YEAR ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                 CLASS I                     1998            1997           1996           1995            1994          1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $   9.87        $   9.79        $  9.84        $  9.85        $  10.03        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.59            0.62           0.62           0.55            0.36            0.17
  Net realized and unrealized gains
    (losses) from investments and futures    (0.01)            0.05         (0.07)         (0.05)          (0.15)            0.03
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.58            0.67           0.55           0.50            0.21            0.20
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.58)          (0.59)         (0.60)         (0.48)          (0.37)          (0.17)
  In excess of net investment income             --           --                --           (0.03)        (0.02)           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.58)          (0.59)         (0.60)         (0.51)          (0.39)          (0.17)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $   9.87        $   9.87        $  9.79        $  9.84        $   9.85        $  10.03
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                  6.00%           7.14%          5.71%          5.14%           2.16%        4.93%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $188,133        $114,413        $57,276        $51,050        $139,593        $154,413
  Ratio of expenses to average net assets     0.30%           0.35%          0.45%          0.61%           0.65%        0.58%(b)
  Ratio of net investment income to
    average net assets                        5.92%           6.02%          6.20%          5.18%           3.70%        4.71%(b)
  Ratio of expenses to average net
    assets*                                   0.81%           0.81%          1.06%          1.01%           0.81%        1.03%(b)
  Ratio of net investment income to
    average net assets*                       5.41%           5.56%          5.59%          4.78%           3.54%        4.26%(b)
  Portfolio Turnover (c)                     41.15%          70.36%         67.65%          2.91%         242.20%         109.96%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) The Fund commenced operations on February 2, 1993.   (b) Annualized.
    (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                            YEAR ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                 CLASS A                     1998            1997           1996           1995            1994          1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $   9.87        $   9.78        $  9.83        $  9.84        $  10.03        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.56            0.58           0.58           0.52            0.36            0.14
  Net realized and unrealized gains
    (losses) from investments and futures    (0.01)            0.09         (0.06)         (0.06)          (0.17)            0.03
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.55            0.67           0.52           0.46            0.19            0.17
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.55)          (0.58)         (0.57)         (0.46)          (0.34)          (0.14)
  In excess of net investment income             --           --                --           (0.01)        (0.04)           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.55)          (0.58)         (0.57)         (0.47)          (0.38)          (0.14)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $   9.87        $   9.87        $  9.78        $  9.83        $   9.84        $  10.03
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)          5.75%           7.00%          5.42%          4.84%           1.95%        4.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $24,747          $29,643         $3,969         $4,631         $19,053          $3,106
  Ratio of expenses to average net assets     0.54%           0.61%          0.70%          0.86%           0.89%        0.81%(b)
  Ratio of net investment income to
    average net assets                        5.66%           5.78%          5.95%          4.88%           3.54%        4.47%(b)
  Ratio of expenses to average net asset*     1.15%           1.17%          1.41%          1.36%           1.14%        1.34%(b)
  Ratio of net investment income to
    average net asset*                        5.05%           5.22%          5.24%          4.38%           3.29%        3.95%(b)
  Portfolio Turnover (c)                     41.15%          70.36%         67.65%          2.91%         242.20%         109.96%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) The Fund commenced offering on March 10, 1993.   (b) Annualized.
    (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Ultra Short-Term Bond Fund     Financial Highlights

                                                                                    YEAR ENDED JUNE 30,
                                                           ----------------------------------------------------------------------
                         CLASS B                             1998           1997           1996            1995          1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                       $   9.81        $  9.76        $  9.84        $   9.86        $   9.98
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                        0.52           0.54           0.52            0.47            0.12
  Net realized and unrealized gains (losses) from
    investments and futures                                  (0.01)           0.05         (0.07)          (0.04)          (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                               0.51           0.59           0.45            0.43            0.01
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                      (0.51)         (0.54)         (0.53)          (0.45)          (0.12)
  In excess of net investment income                             --          --                --              --            (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.51)         (0.54)         (0.53)          (0.45)          (0.13)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $   9.81        $  9.81        $  9.76        $   9.84        $   9.86
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                          5.32%          6.22%          4.63%           4.77%        (0.09)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                        $4,531           $2,818         $1,144            $160             $15
  Ratio of expenses to average net assets                     0.99%          1.07%          1.20%           1.31%        1.41%(c)
  Ratio of net investment income to average net assets        5.23%          5.18%          5.45%           4.91%        3.49%(c)
  Ratio of expenses to average net assets*                    1.75%          1.81%          2.06%           1.96%        1.83%(c)
  Ratio of net investment income to average net assets*       4.47%          4.44%          4.59%           4.26%        3.07%(c)
  Portfolio Turnover (d)                                     41.15%         70.36%         67.65%           2.91%         242.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) The Fund commenced offering on January 14, 1994.   (b) Not annualized.
    (c) Annualized.   (d) Portfolio turnover is calculated on the basis of the
  Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Short-Term Bond Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks current income
consistent with preservation of
capital through investment in
high-and medium-grade fixed income
securities.

LOGO INVESTMENT STRATEGY


The Fund invests in all types of
debt securities with short to
intermediate maturities. The Fund's
effective average weighted maturity
ordinarily will be three years or
less taking into account expected
amortization and prepayment of
principal on certain investments,
although for temporary defensive
purposes the effective average
weighted maturity may exceed three
years. This Fund was formerly called
The One Group Limited Volatility
Bond Fund.

LOGO PORTFOLIO SECURITIES

The Fund invests at least 80% of its
total assets in debt securities with
short to intermediate maturities. At
least 65% of the Fund's total assets
will consist of bonds. The Fund also
may purchase taxable or tax-exempt
municipal securities. Up to 20% of
the Fund's total assets may be
invested in preferred stock. For a
list of all the securities in which
the Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund may invest in debt
securities that are rated in the
lowest investment grade category.
Such investments are considered to
have speculative characteristics. In
addition, the Fund invests in fixed
income securities. The value of
these securities will change in
response to interest rate changes
and other factors. Also, the Fund
invests in mortgage-related
securities which may have greater
price and yield volatility than
traditional fixed income securities.
Before you invest, please read "More
About the Funds" and "Investment
Risks."

LOGO FUND MANAGEMENT


The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.


 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C  CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      3.00%      none      none     none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds, as
  applicable)                           none(2)  3.00%     1.00%     none

Redemption Fees                         none      none      none     none

Exchange Fees                           none      none      none     none

ANNUAL OPERATING EXPENSES (3)
  (as a percentage of average daily
  net assets)

Investment Advisory Fees (after fee
  waiver) (4)                           .32%      .32%      .32%     .32%

12b-1 Fees (after fee waiver) (5)       .25%      .75%      .75%     none

Other Expenses                          .21%      .21%      .21%     .21%

Total Fund Operating Expenses (after
  fee waiver) (6)                       .78%     1.28%     1.28%     .53%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C Shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.16% for Class A shares, 1.81% for Class B shares, 1.81% for Class C shares and .81% for Class I shares.

 EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.


                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 38      $ 54       $ 72        $124

Class A
  (without fee
  waivers)        $ 41      $ 66       $ 92        $167

Class B           $ 43      $ 61       $ 70        $128

Class B
  (without fee
  waivers)        $ 48      $ 77       $ 98        $180

Class C           $ 23      $ 41       $ 70        $155

Class C
  (without fee
  waivers)        $ 28      $ 57       $ 98        $213

Class I           $  5      $ 17       $ 30        $ 66

Class I
  (without fee
  waivers)        $  8      $ 26       $ 45        $100



Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:


                 1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A           $ 38      $ 54       $ 72        $124

Class A
  (without fee
  waivers)        $ 41      $ 66       $ 92        $167

Class B           $ 13      $ 41       $ 70        $128

Class B
  (without fee
  waivers)        $ 18      $ 57       $ 98        $180

Class C           $ 13      $ 41       $ 70        $155

Class C
  (without fee
  waivers)        $ 18      $ 57       $ 98        $213

Class I           $  5      $ 17       $ 30        $ 66

Class I
  (without fee
  waiver)         $  8      $ 26       $ 45        $100



Class B shares automatically convert to Class A shares after six (6) years. Therefore, the "10 years" examples above reflect this conversion.
These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Short-Term Bond Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                                                     SEPTEMBER 4,
                                                                   YEAR ENDED JUNE 30,                                 1990 TO
                                        -----------------------------------------------------------------------------------------
               CLASS I                    1998       1997       1996       1995       1994       1993       1992         1991
NET ASSET VALUE, BEGINNING OF PERIOD    $  10.47   $  10.42   $  10.53   $  10.33   $  10.87   $  10.72   $  10.26     $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                     0.63       0.63       0.64       0.60       0.54       0.61       0.70         0.58
  Net realized and unrealized gains
    (losses) from investments and
    futures                                 0.04       0.05      (0.11)      0.19      (0.45)      0.25       0.47         0.25
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities            0.67       0.68       0.53       0.79       0.09       0.86       1.17         0.83
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                    (0.63)     (0.63)     (0.64)     (0.59)     (0.55)     (0.62)     (0.70)       (0.57)
  In excess of net investment income          --         --         --         --      (0.02)        --         --           --
  Net realized gains                          --         --         --         --      (0.06)     (0.09)     (0.01)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.63)     (0.63)     (0.64)     (0.59)     (0.63)     (0.71)     (0.71)       (0.57)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  10.51   $  10.47   $  10.42   $  10.53   $  10.33   $  10.87   $  10.72     $  10.26
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                6.59%      6.75%      5.13%      7.96%      0.79%      8.27%     11.75%        9.76%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)     $592,669   $563,979   $604,916   $410,746   $447,394   $397,820   $301,907     $154,991
  Ratio of expenses to average net
    assets                                  0.53%      0.51%      0.51%      0.52%      0.50%      0.56%      0.52%        0.32%(b)
  Ratio of net investment income to
    average net assets                      6.01%      6.06%      6.06%      5.82%      5.10%      5.70%      6.63%        7.49%(b)
  Ratio of expenses to average net
    assets*                                 0.82%      0.81%      0.82%      0.85%      0.85%      0.90%      1.04%        0.92%(b)
  Ratio of net investment income to
    average net assets*                     5.72%      5.76%      5.75%      5.49%      4.75%      5.36%      6.11%        6.89%(b)
  Portfolio Turnover (a)                   56.99%     66.61%     75.20%     76.43%     30.61%     40.28%     43.87%       24.69%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized.

                                                                                  YEAR ENDED JUNE 30,
                                                       ---------------------------------------------------------------
                       CLASS A                           1998       1997       1996       1995       1994       1993     1992(C)
NET ASSET VALUE, BEGINNING OF PERIOD                   $  10.46   $  10.41   $  10.52   $  10.32   $  10.87   $  10.72   $  10.61
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                    0.61       0.61       0.63       0.56       0.52       0.59       0.24
  Net realized and unrealized gains (losses) from
    investments and futures                                0.04       0.05     (0.13)       0.21     (0.46)       0.24       0.13
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                           0.65       0.66       0.50       0.77       0.06       0.83       0.37
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                  (0.61)     (0.61)     (0.61)     (0.56)     (0.51)     (0.59)     (0.26)
  In excess of net investment income                         --      --            --       (0.01)   (0.04)      --            --
  Net realized gains                                      --            --         --         --       (0.06)   (0.09)      --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.61)     (0.61)     (0.61)     (0.57)     (0.61)     (0.68)     (0.26)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  10.50   $  10.46   $  10.41   $  10.52   $  10.32   $  10.87   $  10.72
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                      6.32%      6.47%      4.86%      7.67%      0.49%      8.04%   9.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $15,582     $20,055    $21,343    $12,516    $15,216    $15,719       $161
  Ratio of expenses to average net assets                 0.78%      0.76%      0.76%      0.77%      0.75%      0.76%   0.99%(b)
  Ratio of net investment income to average net
    assets                                                5.77%      5.81%      5.81%      5.57%      4.92%      5.35%   5.95%(b)
  Ratio of expenses to average net assets*                1.17%      1.16%      1.17%      1.20%      1.20%      1.27%   1.29%(b)
  Ratio of net investment income to average net
    assets*                                               5.38%      5.41%      5.40%      5.14%      4.47%      4.84%   5.65%(b)
  Portfolio Turnover (a)                                 56.99%     66.61%     75.20%     76.43%     30.61%     40.28%     43.87%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Class A Shares commenced offering on February 18, 1992.

One Group(R) Short-Term Bond Fund    Financial Highlights

                                                                              YEAR ENDED JUNE 30,
                                                              -----------------------------------------
                          CLASS B                               1998       1997       1996       1995     1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.53   $  10.49   $  10.60   $  10.40   $  10.78
------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.58       0.55       0.55       0.53       0.17
  Net realized and unrealized gains (losses) from
    investments and futures                                       0.04       0.04     (0.10)       0.19     (0.37)
------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.62       0.59       0.45       0.72     (0.20)
------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                         (0.58)     (0.55)     (0.56)     (0.52)     (0.15)
  In excess of net realized gains                                   --      --            --         --       (0.03)
------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.58)     (0.55)     (0.56)     (0.52)     (0.18)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  10.57   $  10.53   $  10.49   $  10.60   $  10.40
------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             5.98%      5.74%      4.28%      7.18%   (1.81)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $4,851       $4,920     $4,923     $2,906     $1,974
  Ratio of expenses to average net assets                        1.11%      1.20%      1.26%      1.28%   1.26%(c)
  Ratio of net investment income to average net assets           5.44%      5.21%      5.31%      5.10%   4.39%(c)
  Ratio of expenses to average net assets*                       1.64%      1.81%      1.82%      1.86%   1.86%(c)
  Ratio of net investment income to average net assets*          4.91%      4.60%      4.75%      4.52%   3.79%(c)
  Portfolio Turnover (d)                                        56.99%     66.61%     75.20%     76.43%     30.61%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Treasury & Agency Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks a high level of
current income by investing in U.S.
Treasury and other U.S. agency
obligations with a primary, but not
exclusive, focus on issues that
produce income exempt from state
income taxes.

LOGO INVESTMENT STRATEGY
The Fund invests in U.S. Treasury
and other U.S. agency obligations
including fixed income securities
and mortgage-related securities.
Normally, the Fund's average
weighted maturity will range between
two and five years.

LOGO PORTFOLIO SECURITIES

The Fund normally invests at least
65% of its total assets in U.S.
Treasury bills, notes and other
obligations issued or guaranteed by
the U.S. Treasury ("Treasury
Obligations") and securities issued
or guaranteed by U.S. government
agencies and instrumentalities.
Treasury Obligations may include
Separately Traded Registered
Interest and Principal Securities
("STRIPS"), Coupon Under Book Entry
Safekeeping ("CUBES"). The Fund also
invests in other government-only
investment companies, including
other funds of One Group. The Fund
also may invest in government
mortgage-backed securities and
government adjustable rate mortgage
loans ("ARMs"), as well as engage in
securities lending. For a list of
all the securities in which the Fund
may invest, please read "Investment
Practices."


LOGO RISK CONSIDERATIONS
The Fund invests in fixed income
securities. The value of these
securities will change in response
to interest rate changes and other
factors. Before you invest, please
read "More About the Funds" and
"Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      3.00%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  3.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (3)
                                                                (as a percentage of average
                                                                daily net assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (4)                           .20%      .20%      .20%

                                                              12b-1 Fees (after fee waiver) (5)       .25%      .75%      .75%

                                                              Other Expenses                          .25%      .25%      .25%

                                                              Total Fund Operating Expenses (after
                                                                fee waiver) (6)                       .70%     1.20%     1.20%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .20%
                                        none
                                        .25%
                                        .45%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .40% for all classes of shares.


(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.


(6) Without the voluntary reduction of fees, Total Operating Expenses would be 1.00% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and .65% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 37      $ 52       $ 68        $114

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 40      $ 61       $ 84        $149

                                                              Class B           $ 42      $ 58       $ 66        $119

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 47      $ 72       $ 90        $162

                                                              Class C           $ 22      $ 38       $ 66        $145

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 27      $ 52       $ 90        $195

                                                              Class I           $  5      $ 14       $ 25        $ 57

                                                              Class I
                                                                (without fee
                                                                waivers)        $  7      $ 21       $ 36        $ 81


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 37      $ 52       $ 68        $114

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 40      $ 61       $ 84        $149

                                                              Class B           $ 12      $ 38       $ 66        $119

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 17      $ 52       $ 90        $162

                                                              Class C           $ 12      $ 38       $ 66        $145

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 17      $ 52       $ 90        $195

                                                              Class I           $  5      $ 14       $ 25        $ 57

                                                              Class I
                                                                (without fee
                                                                waivers)        $  7      $ 21       $ 36        $ 81


Class B shares automatically convert to Class A shares after six (6) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Treasury & Agency Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                              JANUARY 20,
                                                                                 1997
                                                              YEAR ENDED        THROUGH
                                                               JUNE 30,        JUNE 30,
CLASS I                                                          1998           1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  9.99         $  10.00
-----------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.62             0.28
  Net realized and unrealized gains (losses) from
    investments and futures                                       0.15            (0.01)
-----------------------------------------------------------------------------------------
Total from Investment Activities                                  0.77             0.27
-----------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.62)           (0.28)
  Net realized gains                                             (0.05)               --
-----------------------------------------------------------------------------------------
Total Distributions                                              (0.67)           (0.28)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.09         $   9.99
-----------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              7.91%            2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                            $95,073           $110,084
  Ratio of expenses to average net assets                         0.35%            0.45%(c)
  Ratio of net investment income to average net assets            6.16%            6.44%(c)
  Ratio of expenses to average net assets*                        0.65%            0.78%(c)
  Ratio of net investment income to average net assets*           5.86%            6.11%(c)
  Portfolio Turnover (d)                                         41.60%           54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                              JANUARY 20,
                                                                                 1997
                                                              YEAR ENDED        THROUGH
                                                               JUNE 30,        JUNE 30,
CLASS A                                                          1998           1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  9.98          $10.00
-----------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.63            0.29
  Net realized and unrealized gains (losses) from
    investments and futures                                       0.16           (0.02)
-----------------------------------------------------------------------------------------
Total from Investment Activities                                  0.79            0.27
-----------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.63)          (0.29)
  Net realized gains                                             (0.05)              --
-----------------------------------------------------------------------------------------
Total Distributions                                              (0.68)          (0.29)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.09          $ 9.98
-----------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              8.10%           2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                            $35,213                $94
  Ratio of expenses to average net assets                         0.58%           0.71%(c)
  Ratio of net investment income to average net assets            5.87%           6.47%(c)
  Ratio of expenses to average net assets*                        0.98%           1.15%(c)
  Ratio of net investment income to average net assets*           5.47%           6.03%(c)
  Portfolio Turnover (d)                                         41.60%          54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Treasury & Agency Fund    Financial Highlights

                                                                              JANUARY 20,
                                                                                 1997
                                                              YEAR ENDED        THROUGH
                                                               JUNE 30,        JUNE 30,
                          CLASS B                                1998           1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  9.99          $10.00
-----------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.58            0.26
  Net realized and unrealized gains (losses) from
    investments and futures                                       0.14           (0.01)
-----------------------------------------------------------------------------------------
Total from Investment Activities                                  0.72            0.25
-----------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.58)          (0.26)
  Net realized gains                                             (0.05)             --
-----------------------------------------------------------------------------------------
Total Distributions                                              (0.63)          (0.26)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.08          $ 9.99
-----------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              7.33%           2.58%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                            $12,483          $   80
  Ratio of expenses to average net assets                         1.08%           1.23%(c)
  Ratio of net investment income to average net assets            5.39%           6.30%(c)
  Ratio of expenses to average net assets*                        1.63%           1.81%(c)
  Ratio of net investment income to average net assets*           4.84%           5.72%(c)
  Portfolio Turnover (d)                                         41.60%          54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

High Yield Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks a high level of
current income by investing
primarily in a diversified portfolio
of debt securities which are rated
below investment grade or unrated.
Capital appreciation is a secondary
objective.

LOGO INVESTMENT STRATEGY
The Fund invests in all types of
high yield, high risk debt
securities. The Fund also may invest
in convertible securities, preferred
stock, common stock, and loan
participations. The Fund's average
weighted maturity will normally
range between five and ten years,
although the Fund may shorten its
average weighted maturity to as
little as two years if deemed
appropriate for temporary defensive
purposes.

LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
80% of its total assets in debt
securities, loan participations,
convertible securities and preferred
stock which are rated below
investment grade or unrated,
although the Fund may invest up to
100% of the Fund's total assets in
such securities. Securities rated
below investment grade are called
"high yield bonds," "non-investment
grade bonds," "below investment
grade bonds" or "junk bonds." These
securities generally are rated in
the fifth or lower rating categories
(for example, BB or lower by
Standard & Poor's Corporation and Ba
or lower by Moody's Investors
Service, Inc.), and are considered
to be speculative. The Fund also may
invest up to 20% of its total assets
in other securities, including
investment grade debt securities. As
a matter of fundamental policy, at
least 65% of the Fund's total assets
will consist of bonds. For a list of
all the securities in which the Fund
may invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in debt securities
which are considered speculative.
While these securities generally
provide a higher yield than higher
rated debt securities, they are
subject to a greater degree of risk.
Issuers of these securities may
include highly leveraged, less
creditworthy companies or
financially distressed firms. The
credit quality of these securities
can change suddenly and
unexpectedly. Before you invest,
please read "More About the Funds,"
"Special Investment Risks," and
"Investment Risks."

LOGO FUND MANAGEMENT
Banc One High Yield Partners, LLC
serves as sub-advisor to the Fund.
Banc One High Yield Partners, LLC is
controlled by Banc One Investment
Advisors and Pacholder Associates,
Inc. Anthony L. Longi, Jr., an
officer of Banc One High Yield
Partners, LLC is the Manager of the
Fund. As an officer of Pacholder
Associates, Inc., Mr. Longi has
served as portfolio manager of the
Pacholder Fund, Inc. since 1994 and
as a high yield research analyst
with Pacholder Associates, Inc.
since 1987.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      4.50%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (3)                           .60%      .60%      .60%

                                                              12b-1 Fees (after fee waiver) (4)       .25%      .90%      .90%

                                                              Other Expenses                          .27%      .27%      .27%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (5)                     1.12%     1.77%     1.77%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .60%
                                        none
                                        .27%
                                        .87%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Without the fee waiver, Investment Advisory Fees would be .75% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(5) Without the voluntary reduction of Investment Advisory, 12b-1 fees and expense reimbursements, Total Operating Expenses would be 1.37% for Class A shares, 2.02% for Class B shares, 2.02% for Class C shares and 1.02% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                            1 YEAR    3 YEARS

                                                              Class A        $56        $79

                                                              Class A
                                                                (without
                                                                fee
                                                                waiver)      $58        $86

                                                              Class B        $68        $86

                                                              Class B
                                                                (without
                                                                fee
                                                                waiver)      $71        $93

                                                              Class C        $28        $56

                                                              Class C
                                                                (without
                                                                fee
                                                                waiver)      $31        $63

                                                              Class I        $ 9        $28

                                                              Class I
                                                                (without
                                                                fee
                                                                waiver)      $10        $32


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                            1 YEAR    3 YEARS

                                                              Class A        $56        $79

                                                              Class A
                                                                (without
                                                                fee
                                                                waiver)      $58        $86

                                                              Class B        $18        $56

                                                              Class B
                                                                (without
                                                                fee
                                                                waiver)      $21        $63

                                                              Class C        $18        $56

                                                              Class C
                                                                (without
                                                                fee
                                                                waiver)      $21        $63

                                                              Class I        $ 9        $28

                                                              Class I
                                                                (without
                                                                fee
                                                                waiver)      $10        $32


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) High Yield Bond Fund    Financial Highlights

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1998, there are no Financial Highlights for the Fund.

    One Group(R)

Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks to maximize total
return by investing primarily in a
diversified portfolio of
intermediate and long-term debt
securities.

LOGO INVESTMENT STRATEGY
The Fund invests in all types of
debt securities rated as investment
grade, as well as convertible
securities, preferred stock, and
loan participations. The Fund's
average weighted maturity will
normally range between four and
twelve years, although the Fund may
shorten its weighted average if
deemed appropriate for temporary
defensive purposes.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 65% of its
total assets in debt securities of
all types with intermediate to long
maturities. As a matter of
fundamental policy, at least 65% of
the Fund's total assets will consist
of bonds. The Fund may purchase
taxable or tax-exempt municipal
securities. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund may invest in debt
securities that are rated in the
lowest investment grade category.
Such investments are considered to
have speculative characteristics. In
addition, the Fund invests in fixed
income securities. The value of
these securities will change in
response to interest rate changes
and other factors. This is
especially true to the extent the
Fund invests in debt securities in
the lowest investment grade
category. The Fund also invests in
mortgage-related securities which
may have greater price and yield
volatility than traditional fixed
income securities. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      4.50%      none      none

                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%

                                                              Redemption Fees                         none      none      none

                                                              Exchange Fees                           none      none      none

                                                              ANNUAL OPERATING EXPENSES (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (3)                           .40%      .40%      .40%

                                                              12b-1 Fees (after fee waiver) (4)       .25%      .90%      .90%

                                                              Other Expenses (5)                      .20%      .20%      .20%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (6)                      .85%     1.50%     1.50%

                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .40%
                                        none
                                        .20%
                                        .60%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(5) Without a fee waiver, Other Expenses would be .21% for all classes of shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees and reimbursement of Other Expenses, Total Operating Expenses would be 1.16% for Class A shares, 1.81% for Class B shares, 1.81% for Class C shares and .81% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $53        $71       $ 90        $145

                                                              Class A
                                                                (without fee
                                                                waivers)        $56        $80       $106        $180

                                                              Class B           $65        $77       $102        $161

                                                              Class B
                                                                (without fee
                                                                waivers)        $68        $87       $118        $196

                                                              Class C           $25        $47       $ 82        $179

                                                              Class C
                                                                (without fee
                                                                waivers)        $28        $57       $ 98        $213

                                                              Class I           $ 6        $19       $ 33        $ 75

                                                              Class I
                                                                (without fee
                                                                waiver)         $ 8        $26       $ 45        $100


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $53        $71       $ 90        $145

                                                              Class A
                                                                (without fee
                                                                waivers)        $56        $80       $106        $180

                                                              Class B           $15        $47       $ 82        $161

                                                              Class B
                                                                (without fee
                                                                waivers)        $18        $57       $ 98        $196

                                                              Class C           $15        $47       $ 82        $179

                                                              Class C
                                                                (without fee
                                                                waivers)        $18        $57       $ 98        $213

                                                              Class I           $ 6        $19       $ 33        $ 75

                                                              Class I
                                                                (without fee
                                                                waiver)         $ 8        $26       $ 45        $100


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Bond Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen, LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                        YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------------------------------
CLASS I                                  1998         1997         1996        1995       1994       1993       1992     1991(A)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $    10.59   $    10.27   $    10.45   $   9.01   $  10.32   $  10.25   $  10.55   $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                     0.65         0.66         0.68       0.63       0.61       0.76       0.83      0.51
  Net realized and unrealized gains
    (losses) from investments and
    futures                                 0.19         0.32        (0.18)      1.45      (1.31)      0.38      (0.17)     0.57
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities            0.84         0.98         0.50       2.08      (0.70)      1.14       0.66      1.08
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                    (0.65)       (0.66)       (0.68)     (0.64)     (0.59)     (0.76)     (0.83)    (0.51)
  From net realized gain                      --           --           --         --      (0.02)     (0.31)     (0.13)    (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.65)       (0.66)       (0.68)     (0.64)     (0.61)     (1.07)     (0.96)    (0.53)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $    10.78   $    10.59   $    10.27   $  10.45   $   9.01   $  10.32   $  10.25   $ 10.55
--------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes sales charge)        8.17%        9.97%        5.08%     23.75%     (6.99)%    11.39%      6.56%    18.45%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   $1,277,246   $1,101,894   $  757,627   $485,851   $395,116   $455,786   $312,366  $237,673
  Ratio of expenses to average net
    assets                                  0.64%        0.61%        0.66%      0.74%      0.74%      0.73%      0.73%     0.75%(b)
  Ratio of net investment income to
    average net assets                      6.10%        6.41%        6.71%      6.39%      6.36%      7.20%      8.08%     8.44%(b)
  Ratio of expenses to average net
    assets*                                   --           --           --         --         --         --         --        --
  Portfolio Turnover                       34.69%       17.60%       24.92%     41.91%     75.67%    111.52%     90.45%     8.19%



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) For the period June 1, 1991 (commencement of operations) to December 31,
  1991.  (b) Annualized.



                                                                                YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------------
CLASS A                                                 1998        1997       1996       1995       1994       1993      1992(A)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.59    $  10.27    $ 10.45    $  9.01    $ 10.32    $ 10.25    $10.23
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                   0.61        0.63       0.67       0.63       0.61       0.76      0.56
  Net realized and unrealized gains (losses) from
    investments and futures                               0.21        0.32      (0.18)      1.45      (1.31)      0.38      0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                          0.82        0.95       0.49       2.08      (0.70)      1.14      0.71
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                  (0.63)      (0.63)     (0.67)     (0.64)     (0.59)     (0.76)    (0.56)
  From net realized gain                                    --          --         --         --      (0.02)     (0.31)    (0.13)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.63)      (0.63)     (0.67)     (0.64)     (0.61)     (1.07)    (0.69)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  10.78    $  10.59    $ 10.27    $ 10.45    $  9.01    $ 10.32    $10.25
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                              7.92%       9.65%      4.98%     23.75%     (6.99)%    11.39%     9.59%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                   $226,261    $125,515    $46,977    $31,714    $32,053    $45,410    $9,392
  Ratio of expenses to average net assets                 0.89%       0.86%      0.78%      0.74%      0.74%      0.73%     0.74%(b)
  Ratio of net investment income to average net
    assets                                                5.85%       6.16%      6.59%      6.39%      6.36%      7.20%     8.12%(b)
  Ratio of expenses to average net assets*                  --          --         --         --         --         --        --
  Portfolio Turnover                                     34.69%      17.60%     24.92%     41.91%     75.67%    111.52%    90.45%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) For the period May 1, 1992 (Initial offering date for Class A Shares) through December 31, 1992. (b) Annualized.

One Group(R) Bond Fund    Financial Highlights


                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                          CLASS B                              1998        1997       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.59      $10.27      $10.00
--------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.47        0.56        0.21
  Net realized and unrealized gains (losses) from
    investments and futures                                     0.27        0.32        0.27
--------------------------------------------------------------------------------
Total from Investment Activities                                0.74        0.88        0.48
--------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.55)      (0.56)      (0.21)
  From net realized gain                                          --          --          --
--------------------------------------------------------------------------------
Total Distributions                                            (0.55)      (0.56)      (0.21)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $10.78      $10.59      $10.27
--------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            7.16%       8.91%       4.81%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $9,074      $3,394      $  280
  Ratio of expenses to average net assets                       1.64%       1.61%       1.59%(c)
  Ratio of net investment income to average net assets          5.10%       5.41%       3.01%(c)
  Ratio of expenses to average net assets*                        --          --          --
  Portfolio Turnover                                           34.69%      17.60%      24.92%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period August 24, 1996 (initial offering date for Class B Shares) through December 31, 1996. (b) Not Annualized. (c) Annualized.

                              more about the funds

WHEN THE PROSPECTUS REFERS TO "BONDS," WHAT TYPES OF INVESTMENTS ARE INCLUDED?


"Bonds" include debt instruments with maturities of 90 days or more issued by the U.S. Treasury, U.S. government agencies, corporations, municipalities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, securities issued by domestic and supranational banks, mortgage-related securities, asset-backed securities, stripped government securities and zero coupon obligations.


Portfolio Quality
----------------------------------------------------

The Funds only purchase securities that meet the following criteria:

DEBT SECURITIES

- >The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

- >The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Short-Term Bond Fund and the Bond Fund may invest in debt securities rated in any of the four investment grade rating categories.

- >The Income Bond Fund and the High Yield Bond Fund may purchase securities in ANY rating category. Please read "Special Risk Considerations" and "High Yield/Junk Bonds" for more information about the Income Bond Fund.

PREFERRED STOCK

- >The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

- >The Income Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

MUNICIPAL SECURITIES

- >The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Ultra Short-Term Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

- >The Intermediate Bond Fund, the Ultra Short-Term Bond Fund and the Bond Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes, and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest rating category.

- >The Income Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in ANY category.

COMMERCIAL PAPER

- >The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Ultra Short-Term Bond Fund may invest in commercial paper rated in the highest or second highest rating category.

- >The High Yield Bond Fund and the Income Bond Fund may invest in commercial paper in any rating category.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

Illiquid Investments
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.

Special Risk
Considerations
----------------------------------------------------

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

DERIVATIVES: Some of the Funds may invest in securities that are considered to be derivatives. "Derivatives" are securities or contracts that derive

26

their value from the performance of underlying assets or securities. These include:

- options, futures contracts, and options on futures contracts

- mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed (Interest Only (IOs) and Principal Only (POs))

- asset-backed securities

- swap, cap and floor transactions

- new financial products

- structured instruments

- inverse floating rate instruments

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. For a more detailed discussion of these risks, please read "Investment Risks." The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments.

LOWER RATED SECURITIES: The Intermediate Bond Fund, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Income Bond Fund may invest in debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

HIGH YIELD/JUNK BONDS: The Income Bond Fund and the High Yield Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:


   - GREATER RISK OF LOSS. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer fails to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of their investments. The Funds may also incur additional expenses in seeking recovery from the issuer.



   - SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The income and market value of the Funds' securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds' investments and the Funds' net asset value may be volatile.



   - VALUATION DIFFICULTIES. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds' investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds' investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.



   - LIQUIDITY. There may be no established secondary or public market for the Funds' investments. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.



   - HIGH YIELD BOND MARKET. Unlike investment grade securities (including securities which were investment grade when issued but have fallen below investment grade), the track record for bond default rates on new issues of non-investment grade bonds is relatively short. It may be that future default rates on new issues of non-investment grade securities will be more widespread and higher than in the past, especially if economic conditions deteriorate.



   - CREDIT QUALITY. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisor's or the Sub-Advisor's independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Appendix for additional information). Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds' investment objectives will be more dependent on Banc One Investment Advisor's or the Sub-Advisor's credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.


   - EXPERIENCE OF ADVISOR AND SUB-ADVISOR. The High Yield Bond Fund's portfolio manager has been responsible for the day-to-day management of the Pacholder Fund, Inc. since 1994. The Pacholder Fund, Inc. is a closed end fund that invests primarily in high risk, high yield securities. Open-end investment companies, like the Fund, are subject to different regulatory requirements than closed-end funds such as the Pacholder Fund, Inc. The Sub-Advisor, Banc One Investment Advisors and the portfolio manager have limited experience in managing an open-end investment company (like the Fund) that primarily invests in high yield, high risk bonds.



FOREIGN SECURITIES: Investments in foreign securities involve risks different from investments in U.S. securities. This includes the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. For more details, see "Investment Practices" and "Investment Risks." Because of these risk factors, the share price of a Fund investing in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment. On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in euros. In addition, outstanding shares will be redenominated in euros. All government bonds issued by participating nations will be in euros, and outstanding government bonds will be redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the euro could adversely affect the value of the securities held by a Fund.

                 how to do business with One Group Mutual Funds

28

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET"), will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

One Group Fund Direct IRA. The One Group offers a retirement plan. This plan allows participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment for all Funds except the Treasury & Agency Fund is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates). The minimum initial investment for the Treasury & Agency Fund is $50,000. The minimum initial investment for an IRA is $250.

   - Subsequent investments for all Funds except the Treasury & Agency Fund must be at least $100 ($25 for employees of BANK ONE CORPORATION and its affiliates). Subsequent investments for the Treasury & Agency Fund must be at least $1,000.

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

   State Street Bank and Trust Company
   c/o One Group
   P.O. Box 8528
   Boston, MA 02266-8528

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes, simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer to the following wire address:
  State Street Bank & Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167
  FBO One Group Fund (ex: One Group Intermediate Bond Fund -- A)
  Your Account Number (ex: 123456789)
  Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes, except for The Treasury & Agency Fund. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.
  One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

- You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CONVERSION FEATURE

- Your Class B shares automatically convert to Class A shares.

- Class B shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund automatically convert to Class A shares after eight years. Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund automatically convert to Class A shares after six years.

- Conversion periods are measured from the end of the month in which the Class B shares were purchased.

30

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together for purposes of calculating the six and eight year time periods.

Sales Charges
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from: sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC. The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

 CLASS A SHARES
If you buy Class A shares of THE SHORT-TERM BOND FUND, THE ULTRA SHORT-TERM BOND FUND and THE TREASURY & AGENCY FUND, the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.


                       SALES CHARGE AS A %    SALES CHARGE AS A %   COMMISSION AS A %
  AMOUNT OF PURCHASE  OF THE OFFERING PRICE   OF YOUR INVESTMENT    OF OFFERING PRICE
  Less than $100,000          3.00%                  3.09%                2.70%
  $100,000-$249,999           2.50%                  2.56%                2.18%
  $250,000-$499,999           2.00%                  2.04%                1.64%
  $500,000-$999,999           1.50%                  1.52%                1.20%
  $1,000,000*                 0.00%                  0.00%                0.00%

* If you buy Class A shares of THE INTERMEDIATE BOND FUND, THE INCOME BOND FUND, THE GOVERNMENT BOND FUND, THE HIGH YIELD BOND FUND and THE BOND FUND the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.


                       SALES CHARGE AS A %    SALES CHARGE AS A %   COMMISSION AS A %
  AMOUNT OF PURCHASE  OF THE OFFERING PRICE   OF YOUR INVESTMENT    OF OFFERING PRICE
  Less than $100,000          4.50%                  4.71%                4.05%
  $100,000-$249,999           3.50%                  3.63%                3.05%
  $250,000-$499,999           2.50%                  2.56%                2.05%
  $500,000-$999,999           2.00%                  2.04%                1.60%
  $1,000,000*                 0.00%                  0.00%                0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase amount if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of THE INTERMEDIATE BOND FUND, THE INCOME BOND FUND, THE GOVERNMENT BOND FUND, THE HIGH YIELD BOND FUND or THE BOND FUND before the sixth anniversary of purchase, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    5.00%
          1-2                    4.00%
          2-3                    3.00%
          3-4                    3.00%
          4-5                    2.00%
          5-6                    1.00%
      more than 6                 None

Or if you redeem Class B shares of THE ULTRA SHORT-TERM BOND FUND, THE SHORT-TERM BOND FUND or THE TREASURY & AGENCY FUND prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    3.00%
          1-2                    3.00%
          2-3                    2.00%
          3-4                    1.00%
      more than 4                 None

The One Group Services Company pays a commission of 4.00% of the original purchase to Shareholder Servicing Agents who sell Class B shares of THE INTERMEDIATE BOND FUND, THE INCOME BOND FUND, THE GOVERNMENT BOND FUND, THE HIGH YIELD BOND FUND and THE BOND FUND. Shareholder Servicing Agents who sell Class B shares of the ULTRA SHORT-TERM BOND FUND, THE SHORT-TERM BOND FUND and THE TREASURY & AGENCY FUND receive a commission of 2.75% from The One Group Services Company.
 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    1.00%
    After first year              none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

- If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund

32

  reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund and to .75% for the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and the Treasury & Agency Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% of the average daily net assets of the Class A shares of the Funds. In addition, The One Group Services Company received 12b-1 fees totaling .90% of the average daily net assets of the Class B shares of the Intermediate Bond Fund, the Income Bond Fund, and the Government Bond Fund, and .75% for Class B shares of the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and the Treasury & Agency Fund.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Sales Charge
Reductions
and Waivers
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more Funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - One Group.

   - BANK ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a One Group Fund and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANK ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

   - Accounts which participate in select affinity programs with BANK ONE CORPORATION and its subsidiaries and affiliates.


   - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."


   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8. Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other One Group Funds.

34

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving their commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance of the purchase. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

Exchanging
Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That do not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming
Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

   One Group
   c/o State Street Bank and Trust Company
   P.O. Box 8528
   Boston, MA 02266-8528

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank; or

   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.


- Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic

36

      payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. These payments may be less than $100 each.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of BANK ONE CORPORATION and its affiliates.

- One Group may suspend your ability to redeem when:

   1. Trading on the New York Stock Exchange ("NYSE") is restricted.

   2. The NYSE is closed (other then weekend and holiday closings).

   3. The SEC has permitted a suspension.

   4. An emergency exists.

   The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

                            shareholder information

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each Class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or Class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.
BANK ONE CORPORATION (One First National Plaza, Chicago Illinois, 60670), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940 to control the Funds. This is because as of December 1, 1998, BANK ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Class I shares of the Funds.


On the same date, the following shareholders beneficially owned more than 25% of the following classes of shares of the Funds. As a consequence, they may be considered to be controlling persons of these classes of the Funds listed below:


                                                                           PERCENTAGE OF    TYPE OF
            NAME AND ADDRESS                       FUND/CLASS                OWNERSHIP     OWNERSHIP
  The One Group Investor Growth &       High Yield Bond Fund                   52.67%      Beneficial
  Income Fund                           Class I
  c/o Mark Redman
  The One Group Services Company
  3435 Stelzer Road
  Columbus OH 43219-6004
  The One Group Investor Growth Fund    High Yield Bond Fund                   46.71%      Beneficial
  c/o Mark Redman                       Class I
  The One Group Services Company
  3435 Stelzer Road
  Columbus OH 43219-6004


Dividend Policies
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expectations.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

38

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF ZERO-COUPON SECURITIES


Some of the Funds may acquire certain securities issued with original issue discount (including zero-coupon securities). Current Federal tax requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors or the Sub-Advisor will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.


TAXATION OF DISTRIBUTIONS


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).



Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


TAXATION OF RETIREMENT PLANS


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received the shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.


TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of the funds
                                   fund name

THE FUNDS

Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers 49 separate Funds. Each Fund described in this prospectus is diversified. Eight of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund is supervised by the Board of Trustees.


THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR
Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets.

For the fiscal year ended June 30, 1998, the Funds paid investment advisory fees at the following rates:



                                                              Annual Rate As Percentage
                                                             of Average Daily Net Assets


             One Group(R) Intermediate Bond Fund                         .40%*


             One Group(R) Income Bond Fund                               .40%*


             One Group(R) Government Bond Fund                           .44%


             One Group(R) Ultra Short-Term Bond Fund                     .21%


             One Group(R) Short-Term Bond Fund                           .31%


             One Group(R) Treasury & Agency Fund                         .20%


             One Group(R) Bond Fund                                      .40%*


* The predecessors to these Funds had December 31 year ends. The advisory fees shown are as of December 31, 1998.

THE SUB-ADVISOR

Banc One High Yield Partners, LLC ("Banc One High Yield Partners") makes the day-to-day investment decisions for the High Yield Bond Fund and administers the Fund's investment program, subject to supervision by Banc One Investment Advisors and the Trustees. Banc One High Yield Partners was formed in May, 1998 to provide investment advice related to high yield, high risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities. Banc One High Yield Partners is entitled to a fee for its services. The fee, which is equal to .70% of the Fund's average daily net assets, is calculated daily and paid monthly. Banc One Investment Advisors pays Banc One High Yield Partners' fee. Banc One High Yield Partners has agreed to waive part of its fee. The fee waiver is voluntary and may be terminated at any time.

BANC ONE HIGH YIELD PARTNERS -- PRIOR PERFORMANCE OF PACHOLDER ASSOCIATES, INC.


Banc One High Yield Partners, the Sub-Advisor of the High Yield Bond Fund, was formed as a limited liability company under an agreement between Banc One Investment Advisors and Pacholder Associates, Inc. ("Pacholder"). Under the Agreement, Pacholder is responsible for providing portfolio management services on behalf of Banc One High Yield Partners for the High Yield Bond Fund. Pacholder is also responsible for advising the Pacholder Fund, Inc., a closed-end fund (the "Pacholder Fund") through a limited liability company known as Pacholder & Company, LLC.(1)


The following table shows historical performance of the Pacholder Fund, a fund with substantially similar investment objectives, policies, strategies and risks to the High Yield Bond Fund as measured against a specified market index. THIS INFORMATION IS PROVIDED TO SHOW THE PAST PERFORMANCE OF PACHOLDER IN MANAGING A SUBSTANTIALLY SIMILAR FUND. THIS INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE HIGH YIELD BOND FUND. YOU SHOULD NOT CON-

---------------

(1) Prior to August 21, 1998, Pacholder was responsible for advising the Pacholder Fund through a partnership known as Pacholder & Company.

40

SIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE HIGH YIELD BOND FUND OR THE PACHOLDER FUND.

With the exception of 1995, the expense ratio of the Pacholder Fund has been higher than the projected expense ratio of High Yield Bond Fund. The expense ratio has an impact on the total return that shareholders in the fund would realize. Unlike the High Yield Bond Fund, the Pacholder Fund pays a performance based investment advisory fee. With the exception of investment advisory fees paid in 1991 and 1995, the Pacholder Fund's investment advisory fees have been higher than the contractual advisory fees of the High Yield Bond Fund.

Unlike the High Yield Bond Fund, the Pacholder Fund is a closed-end fund that has issued both common and preferred stock. Holders of preferred stock in the Pacholder Fund are entitled to fixed rate distributions. The first column shows the NAV return realized by holders of common shares in the Pacholder Fund after distributions were made to preferred shareholders. The second column shows the NAV return that would have been realized if preferred shares had not been issued. The third column compares the performance of the Pacholder Fund to a specified market index.


PACHOLDER FUND HISTORICAL PERFORMANCE(1)

                                                                 TOTAL RETURN ASSUMING
                                                                  COMMON STOCK IS NOT
                                                 COMMON            LEVERAGED THROUGH     CS FIRST BOSTON
                                          SHAREHOLDERS' RETURN        ISSUANCE OF          HIGH YIELD
                                            BASED ON NAV(2)       PREFERRED STOCK(3)          INDEX
  1989(4)                                           NA                      NA                   NA
  1990                                           -0.87%                  -0.87%(2)(5)        -6.38%
  1991                                           36.71%                  36.71%(2)(5)        43.75%
  1992                                           18.78%                  19.38%              16.66%
  1993                                           20.27%                  18.40%              18.91%
  1994                                            0.72%                   2.21%              -0.97%
  1995                                           10.68%                  10.41%              17.38%
  1996                                           20.40%                  16.63%              12.42%
  1997                                           15.44%                  12.00%              12.63%
  1998                                           -3.19%                  -0.40%               0.58%
  1 YR Average Annual Return                     -3.19%                  -0.40%               0.58%
  3 YR Average Annual Return                     10.40%                   9.17%               8.39%
  5 YR Average Annual Return                      8.45%                   7.98%               8.16%
  Average Annual Return since 1990(4)            12.58%                  12.18%              11.96%


(1) Performance information is provided net of Fund expenses. The net investment performance represents total return, assuming reinvestment of all dividends and proceeds from capital transactions.


(2) Return to holders of common shares of the Pacholder Fund after distribution of dividends to preferred shareholders. Performance was derived using the method for calculating the total return of a closed-end fund as required by SEC Form N-2. The returns through December 31, 1998 were audited by the Pacholder Fund's independent auditor in conjunction with the audit of the Pacholder Fund. As a closed-end fund, the Pacholder Fund is not required to redeem shares. As a result, it may be fully invested, hold more illiquid securities, and have a greater potential for gain or loss than the High Yield Bond Fund.



(3) Adjusts total return to show what shareholders would have received if the Pacholder Fund's common stock was not leveraged through the issuance of preferred stock. Assumes no distribution of dividends to preferred shareholders and that all shareholders in the Pacholder Fund hold common stock. The net investment performance has been computed in accordance with the Performance Presentation Standards established by the Association for Investment Management and Research ("AIMR-PPS"), but has not been verified by an entity independent of Banc One Investment Advisors and Pacholder. AIMR-PPS computation methods differ from those endorsed by the SEC and will produce different results.



(4) The Pacholder Fund commenced operation on November 23, 1988. However, the Pacholder Fund was not managed with substantially similar investment objectives to the High Yield Bond Fund in 1988 and 1989. Beginning in the first quarter of 1990, the Pacholder Fund was managed with substantially similar investment objectives to the High Yield Bond Fund.



(5) No preferred stock was issued prior to April 6, 1992.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory reporting and compliance. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations.

Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND
SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent if appropriate, handles shareholder recordkeeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company, Bank One Trust Company, N.A. is paid a fee paid by the Funds for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.


Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.


Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies fund name

42

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                                                    fund code
               One Group(R) Intermediate Bond Fund                      1
               One Group(R) Income Bond Fund                            2
               One Group(R) Government Bond Fund                        3
               One Group(R) Ultra Short-Term Bond Fund                  4
               One Group(R) Short-Term Bond Fund                        5
               One Group(R) Treasury & Agency Fund                      6
               One Group(R) High Yield Bond Fund                        7
               One Group(R) Bond Fund                                   8


INSTRUMENT                                                            FUND CODE               RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and              1-8                    Market
CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                                 1-8                    Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by                  1-8                    Market
agencies and instrumentalities of the U.S. Government. These                                    Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a             1, 2, 4, 5, 7, 8             Market
stated maturity.                                                                                Credit
                                                                                              Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in         1, 2, 4, 5, 7, 8             Market
exchange for the deposit of funds.                                                            Liquidity
                                                                                                Credit

REPURCHASE AGREEMENTS: The purchase of a security and the                1-8                    Credit
simultaneous commitment to return the security to the seller                                    Market
at an agreed upon price on an agreed upon date. This is                                       Liquidity
treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the             1-8                    Market
simultaneous commitment to buy the security back at an                                         Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the                  1-8                    Credit
Fund's total assets. In return the Fund will receive cash,                                      Market
other securities, and/or letters of credit as collateral.                                      Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or              1-8                    Market
contract to purchase securities at a fixed price for                                           Leverage
delivery at a future date.                                                                    Liquidity
                                                                                                Credit

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,             1-8                    Market
including One Group money market funds and shares of other
investment companies for which Banc One Investment Advisors
serves as investment advisor or administrator. The Treasury
& Agency Fund and the Government Bond Fund will only
purchase shares of investment companies which invest
exclusively in U.S. Treasury and other U.S. agency
obligations. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as
investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that               1, 2, 4, 7, 8               Market
convert to common stock.                                                                        Credit

CALL AND PUT OPTIONS: A call option gives the buyer the               1-5, 7, 8               Management
right to buy, and obligates the seller of the option to                                       Liquidity
sell, a security at a specified price. A put option gives                                       Credit
the buyer the right to sell, and obligates the seller of the                                    Market
option to buy, a security at a specified price. The Funds                                      Leverage
will sell covered call and secured put options.

INSTRUMENT                                                            FUND CODE               RISK TYPE
FUTURES AND RELATED OPTIONS: A contract providing for the             1-5, 7, 8               Management
future sale and purchase of a specified amount of a                                             Market
specified security, class of securities, or an index at a                                       Credit
specified time in the future and at a specified price.                                        Liquidity
                                                                                               Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment               2, 7                 Liquidity
vehicles which invest primarily in income producing real                                      Management
estate or real estate related loans or interest.                                                Market
                                                                                             Pre-payment
                                                                                                 Tax
                                                                                              Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn       1, 2, 4, 5, 7, 8             Credit
on and accepted by a commercial bank. Maturities are                                          Liquidity
generally six months or less.                                                                   Market

COMMERCIAL PAPER: Secured and unsecured short-term                 1, 2, 4, 5, 7, 8             Credit
promissory notes issued by corporations and other entities.                                   Liquidity
Maturities generally vary from a few days to nine months.                                       Market

FOREIGN SECURITIES: Debt issued by foreign governments,            1, 2, 4, 5, 7, 8             Market
foreign corporations, domestic subsidiaries of foreign                                        Political
corporations, and foreign banks, as well as commercial paper                                  Liquidity
of foreign issuers and obligations of foreign banks and                                       Investment
overseas branches of U.S. foreign banks and of foreign
issuers and supranational entities. The High Yield Bond Fund also may purchase equity securities issued by the entities
listed above.

RESTRICTED SECURITIES: Securities not registered under the         1, 2, 4, 5, 7, 8           Liquidity
Securities Act of 1933, such as privately placed commercial                                     Market
paper and Rule 144A securities.                                                                 Credit

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                 1-8                    Market
interest rates which are reset daily, weekly, quarterly or                                      Credit
some other period and which may be payable to the Fund on                                     Liquidity
demand. The Treasury & Agency Fund will invest in these
securities only if they are issued by the U.S. Treasury or
another U.S. Government Agency.

WARRANTS: Securities, typically issued with preferred stock              2, 7                   Market
or bonds, that give the holder the right to buy a                                               Credit
proportionate amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that generally pays a            1, 2, 4, 5, 7, 8             Market
dividend at a specified rate and has preference over common
stock in the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real             1-8                 Pre-payment
estate loans and pools of loans. These include                                                  Market
collateralized mortgage obligations ("CMOs"), Real Estate                                       Credit
Mortgage Investment Conduits ("REMICs").                                                      Regulatory

CORPORATE DEBT SECURITIES: Corporate bonds and                     1, 2, 4, 5, 7, 8             Market
non-convertible debt securities.                                                                Credit

DEMAND FEATURES: Securities that are subject to puts and           1, 2, 4, 5, 7, 8             Market
standby commitments to purchase the securities at a fixed                                     Liquidity
price (usually with accrued interest) within a fixed period                                   Management
of time following demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by company             1, 2, 4, 5, 7, 8          Pre-payment
receivables, home equity loans, truck and auto loans,                                           Market
leases, credit card receivables and other securities backed                                     Credit
by other types of receivables or other assets.                                                Regulatory

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells               1-8                 Pre-payment
securities for delivery in a current month and                                                  Market
simultaneously contracts with the same party to repurchase                                    Regulatory
similar but not identical securities on a specified future
date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans in a mortgage             1-8                 Pre-payment
pool which provide for a fixed initial mortgage interest                                        Market
rate for a specified period of time, after which the rate                                       Credit
may be subject to periodic adjustments. The Treasury &                                        Regulatory
Agency Fund will only buy ARMs issued by U.S. government
entities.

SWAPS, CAPS AND FLOORS: A Fund may enter into these                  1-4, 5, 7, 8             Management
transactions to manage its exposure to changing interest                                        Credit
rates and other factors. Swaps involve an exchange of                                         Liquidity
obligations by two parties. Caps and floors entitle a                                           Market
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest rate or amount.

44


INSTRUMENT                                                            FUND CODE               RISK TYPE
NEW FINANCIAL PRODUCTS: New options and futures contracts             1-5, 7, 8               Management
and other financial products continue to be developed and                                       Credit
the Funds may invest in such options, contracts and                                             Market
products.                                                                                     Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies               1-8                    Market
and instrumentalities of the U.S. government, banks,                                          Liquidity
municipalities, corporations and other businesses whose                                       Management
interest and/or principal payments are indexed to foreign                                       Credit
interest rates, or one or more other referenced indices.                                  Foreign Investment

MUNICIPAL SECURITIES: Securities issued by a state or              1, 2, 4, 5, 7, 8             Credit
political subdivision to obtain funds for various public                                      Political
purposes. Municipal securities include private activity                                          Tax
bonds and industrial development bonds, as well as General                                      Market
Obligation Notes, Anticipation Notes, Bond Tax Anticipation                                   Regulatory
Notes, Revenue Anticipation Notes, Project Notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities and single
family revenue bonds.

ZERO COUPON DEBT SECURITIES: Bonds and other debt that pay               1-8                    Credit
no interest, but are issued at a discount from their value                                      Market
at maturity. When held to maturity, their entire return                                      Zero Coupon
equals the difference between their issue price and their
maturity value.

ZERO-FIXED-COUPON DEBT SECURITIES: Zero coupon debt                      1-8                    Credit
securities which convert on a specified date to interest                                        Market
bearing debt securities.                                                                     Zero Coupon

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class           1-5, 7, 8              Pre-payment
mortgage securities usually structured with two classes of                                      Market
shares that receive different proportions of the interest                                       Credit
and principal from a pool of mortgage-backed obligations.                                     Regulatory
These include only invests in Stripped Mortgage-Backed
Securities issued or guaranteed by the U.S. government, its
agencies or instrumentalities.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged variable rate            1-5, 7, 8                 Market
debt instruments with interest rates that reset in the                                         Leverage
opposite direction from the market rate of interest to which                                    Credit
the inverse floater is indexed.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or         1, 2, 4, 5, 7, 8             Credit
assignments of all or a portion of loans to corporations or                                   Political
to governments, including governments of the less developed                                   Liquidity
countries ("LDC's").                                                                      Foreign Investment
                                                                                                Market

FIXED RATE MORTGAGE LOANS: Investments in fixed rate                     1-8                    Credit
mortgage loans or mortgage pools which bear simple interest                                  Pre-payment
at fixed annual rates and have short to long term final                                       Regulatory
maturities.                                                                                     Market

SHORT-TERM FUNDING AGREEMENTS: Investments in short-term           1, 2, 4, 5, 7, 8             Credit
funding agreements issued by banks and highly rated U.S.                                      Liquidity
insurance companies such as Guaranteed Investment Contracts                                     Market
("GIC's") and Bank Investment Contracts ("BIC's").

COMMON STOCK: Shares of ownership of a company.                           7                     Market

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risk than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain

46

  requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- ZERO COUPON RISK. The risk associated with changes in interest rates. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. This risk is similar to Market Risk, which is described above.

Investment Policies
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate their investment in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.


3. Make loans, except that a Fund may:

   (i) purchase or hold debt instruments in accordance with its investment objective and policies;
   (ii) enter into repurchase agreements; and
   (iii) engage in securities lending.

Additional investment policies are set forth in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes as determined by Banc One Investment Advisors or the Sub-Advisor, the Funds may invest up to 100% of their assets in money market instruments, and may hold a portion of their assets in cash for liquidity purposes. While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER


Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1998 is shown on the Financial Highlights, other than for the Income Bond Fund, the Intermediate Bond Fund and the Bond Fund. The portfolio turnover rate for those Funds is for the fiscal year ended December 31, 1998. The estimated portfolio turnover rate for the High Yield Bond Fund will not exceed 100%. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

                                    appendix

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors or a Sub-Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2 Good certainty of timely payment. Liquidity facts and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     D-5 Issuer failed to meet scheduled principal and/interest payments.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

     A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH'S IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

      F3 Adequate capacity for timely repayment, but more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

48

       B Capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

       C High risk of default or which are currently in default.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

 PRIME-3 Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT
   PRIME Does not fall within any of the Prime rating categories.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

       D These banks possess adequate financial strength, but may be limited by one or more of the following factors: a vulnerable or developing business franchise; weak financial fundamentals; or an unstable operating environment.

       E These banks possess very weak intrinsic financial strength, require periodic outside support or suggest an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a business franchise of questionable value; financial fundamentals that are seriously deficient in one or more respects; or a highly unstable operating environment.

DESCRIPTION OF TAXABLE BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       B More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to nonpayment.

       C Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

       D In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

Investment Grade

    AAA Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      AA High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      BA These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     CAA Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      CA Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

FITCH

Investment Grade

    AAA Highest rating category. The obligor's capacity for timely repayment of principal and interest is extremely strong.

     AA The obligor's capacity for timely repayment is very strong.

       A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability for timely repayment is strong. However, adverse changes in business, economic, or financial conditions are more likely to affect the capacity for timely repayment than obligations in higher rated categories.

    BBB The obligor's capacity for timely repayment of principal and interest is adequate. However, adverse changes in business, economic or financial conditions and circumstances, are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

Non-Investment Grade

     BB Obligations for which capacity for timely repayment of principal and interest is uncertain. These obligations are speculative to some degree and capacity for repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

       B The Obligor's capacity for timely repayment of principal and interest is uncertain. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.

    CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, eco-

50

        nomic, or financial conditions and these obligations are far more speculative than those in higher rated categories.

      CC Obligations which are highly speculative or which have a high risk of default.

       C Obligations which are currently in default.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    AAA Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      AA These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

      BA Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

       B Insurance companies rated in this company offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

     CAA Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

      CA Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

       C Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S&P

An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

    AAA Extremely strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

     AA Very strong financial security characteristics, differing only slightly from those rated higher.

       A Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

    BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

     BB Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

       B Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

    CCC Very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

      CC Extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

       R An insurer rated "R" has experienced a Regulatory Action regarding solvency. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

     NR Not Rated, which implies no opinion about the insurer's financial security.

Plus (+) or minus (-) Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
                               MIG1 &

                                VMIG1
Short-term municipal securities rated MIG1 or VMIG1 are of the best quality.
          They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                               MIG2 &

                                VMIG2


These short-term municipal securities rated MIG2 & VMIG2 are of high quality.
          Margins of protection are ample although not so large as in the preceding group.


                               MIG3 &

                                VMIG3

Favorable quality. All security elements are accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

                               MIG4 &

                                VMIG4

This denotes adequate quality protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is a specific risk.

                                   SG

This denotes speculative quality.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     AAA Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      AA High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       A Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     BAA Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      BA Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

       B Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     CAA Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      CA Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

       C Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a pre-

52

        ferred stock in this category than for issues in the "A" category.
                               BB, B,

                                  CCC

Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CC In arrears on dividends or sinking fund payments, but that is currently paying.

       C Nonpaying issue.

       D Nonpaying issue with the issuer in default on debt instruments.

     NR No rating has been requested, insufficient information on which to base a rating, or Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-)

To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") ratings apply only to the unsecured commercial paper and other senior short-term and deposit obligations of entities to which the ratings have been assigned. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

DESCRIPTION OF MUNICIPAL BOND RATINGS
(Including Foreign, Mortgage and Asset-Backed Securities)

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Non-Investment Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligations.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    AAA Best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edged.' Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      AA High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      BA These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     CAA Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      CA Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

                      (This page intentionally left blank)

INVESTMENT ADVISOR AND SUB-ADMINISTRATOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

SUB-ADVISOR
Banc One High Yield Partners, LLC
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

DISTRIBUTOR AND ADMINISTRATOR
The One Group Services Company
3435 Stelzer road
Columbus, OH 43219

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8328

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20003

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215





THE STATEMENT OF ADDITIONAL INFORMATION
CONTAINS MORE DETAILED INFORMATION ABOUT THE
FUNDS. THE CURRENT STATEMENT OF ADDITIONAL
INFORMATION HAS BEEN FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION AND IS AVAILABLE
WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY
WRITING TO THE ONE GROUP SERVICES COMPANY AT
3435 STELZER ROAD, COLUMBUS, OHIO 43219.
THE STATEMENT OF ADDITIONAL INFORMATION IS
INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.
THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV)
THAT CONTAINS THE STATEMENT OF ADDITIONAL
INFORMATION, MATERIALS INCORPORATED BY
REFERENCE AND OTHER INFORMATION REGARDING ONE
GROUP.



TOG-F-122

ONE GROUP MUTUAL FUNDS


                              MUNICIPAL BOND FUNDS
                              COMBINED PROSPECTUS
                                 MARCH 18, 1999

                  ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND
                       ONE GROUP(R) MUNICIPAL INCOME FUND
                        ONE GROUP(R) TAX-FREE BOND FUND
                  ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND
                    ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND
                 ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND
                   ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND
                     ONE GROUP(R) OHIO MUNICIPAL BOND FUND
                   ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND
                   ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

This prospectus describes ten mutual funds that attempt to produce income exempt from Federal and/or state income tax. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

PLEASE REMEMBER THAT SHARES OF THE FUNDS: - ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES; - ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; - INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                    LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       A BRIEF PREVIEW OF THE FUNDS................................    1
                       ABOUT THE FUNDS.............................................    2


                          One Group(R) Intermediate Tax-Free Bond Fund.............    2


                          One Group(R) Municipal Income Fund.......................    5


                          One Group(R) Tax-Free Bond Fund..........................    8


                          One Group(R) Short-Term Municipal Bond Fund..............   11


                          One Group(R) Arizona Municipal Bond Fund.................   14


                          One Group(R) West Virginia Municipal Bond Fund...........   17


                          One Group(R) Louisiana Municipal Bond Fund...............   20


                          One Group(R) Ohio Municipal Bond Fund....................   23


                          One Group(R) Kentucky Municipal Bond Fund................   26


                          One Group(R) Michigan Municipal Bond Fund................   29
                       MORE ABOUT THE FUNDS........................................   32
                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............   34
                          Purchasing Fund Shares...................................   34
                          Sales Charges............................................   36
                          Sales Charge Reductions and Waivers......................   38
                          Exchanging Fund Shares...................................   39
                          Redeeming Fund Shares....................................   40
                       SHAREHOLDER INFORMATION.....................................   42
                          Voting Rights............................................   42
                          Dividend Policies........................................   42
                          Tax Treatment of the Funds...............................   42
                          Tax Treatment of Shareholders............................   42
                          Shareholder Inquiries....................................   44
                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   45
                          The Funds................................................   45
                          The Board of Trustees....................................   45
                          The Advisor..............................................   45
                          The Distributor..........................................   45
                          The Administrator and Sub-Administrator..................   45
                          The Transfer Agent, Custodian and Sub-Custodian..........   45
                          Year 2000................................................   46
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   47
                          Investment Practices.....................................   47
                          Investment Risks.........................................   49
                          Investment Policies......................................   50
                       APPENDIX: DESCRIPTION OF RATINGS............................   52


                              table of    contents
                        a brief    preview of the funds

             WHAT ARE THE GOALS OF THE MUNICIPAL BOND FUNDS?
             The Funds are designed to produce income exempt from Federal and/or state income tax. Each Fund pursues a different investment objective and involves different risks. These Funds may not be appropriate for Individual Retirement Accounts, Qualified Plans, and other Retirement Plans that receive favorable tax treatment. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Tax-Free Bond Fund, and the Short-Term Municipal Bond Fund invest in debt securities issued by or on behalf of states, territories, and possessions of the United States and their agencies that produce interest that is exempt from Federal income tax. The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest in debt securities of their respective states that produce interest that is exempt from Federal income tax and the personal income tax of each Fund's respective state. The Funds may also lend their portfolio securities.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The Funds invest in fixed-income investments that are subject to market fluctuations as a result of changes in interest rates. As a result, the value of investments in the Funds may decrease during periods of rising interest rates and increase during periods of declining interest rates. In addition, some of the Funds invest in mortgage-related securities which may have greater price and yield volatility than traditional fixed income securities. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation. All of the Funds, except the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Short-Term Municipal Bond Fund and the Tax-Free Bond Fund are non-diversified funds which expose investors to special risks, including risks associated with state specific investments. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class C shares are not available for purchase in all of the Funds. The section called "How To Do Business With One Group Mutual Funds" will provide more information.

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at
             1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed on the first business day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?

             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

    One Group(R)
Intermediate Tax-Free Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a diversified fund that
seeks current income exempt from
Federal income taxes consistent with
prudent investment management and
the preservation of capital.

LOGO INVESTMENT STRATEGY
The Fund invests in bonds and notes
of states, territories and
possessions of the United States,
including the District of Columbia,
and their respective authorities,
political subdivisions, agencies and
instrumentalities, the interest on
which is exempt from Federal income
tax ("Municipal Securities"). The
Fund's average weighted maturity
normally will range between three
and ten years.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
net assets in Municipal Securities.
As a matter of fundamental policy,
the Fund invests at least 65% of its
total assets in bonds. The Fund also
may invest in mortgage-backed
securities, restricted securities,
and mortgage dollar rolls. The
securities in which the Fund invests
may have fixed rates of return or
floating or variable rates. For a
list of all securities in which the
Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund may invest in Municipal
Securities that are rated in the
lowest investment grade. Even though
such securities are generally
considered investment grade, they
are considered to have speculative
characteristics. Issuers of such
securities are more vulnerable to
changes in economic conditions than
issuers of higher grade securities.
The Municipal Securities are also
fixed income investments. The value
of these securities will change in
response to interest rate changes
and other factors. In addition, the
Fund invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed income
securities. Before you invest,
please read "More About the Funds"
and "Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 20% of the Fund's assets may
be invested in Municipal Securities,
the interest on which may be subject
to the Federal alternative minimum
tax for individuals. Shareholders
who are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities into account in
determining their alternative
minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                    SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                                    Maximum Sales Charge Imposed on
                                                      Purchases (as a percentage of
                                                      offering price)                      4.50%      none      none   none

                                                    Maximum Contingent Deferred Sales
                                                      Charge (as a percentage of
                                                      original purchase price or
                                                      redemption proceeds, as
                                                      applicable)                           none(2)  5.00%     1.00%   none

                                                    Redemption Fees                         none      none      none   none

                                                    Exchange Fees                           none      none      none   none

                                                    ANNUAL OPERATING EXPENSES (3) (as a
                                                      percentage of average daily net
                                                      assets)

                                                    Investment Advisory Fees (after fee
                                                      waiver) (4)                           .39%      .39%      .39%    .39%

                                                    12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%   none

                                                    Other Expenses                          .19%      .19%      .19%    .19%

                                                    Total Fund Operating Expenses (after
                                                      fee waivers) (6)                      .83%     1.48%     1.48%    .58%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.14 % for Class A shares, 1.79% for Class B shares, 1.79% for Class C shares and .79% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 70       $ 89        $143

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 80       $105        $177

                                                              Class B           $ 65      $ 77       $101        $159

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 68      $ 86       $117        $193

                                                              Class C           $ 25      $ 47       $ 81        $177

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 28      $ 56       $ 97        $211

                                                              Class I           $  6      $ 19       $ 32        $ 73

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 44        $ 98


Assuming no redemption the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 70       $ 89        $143

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 80       $105        $177

                                                              Class B           $ 15      $ 47       $ 81        $159

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 97        $193

                                                              Class C           $ 15      $ 47       $ 81        $177

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 97        $211

                                                              Class I           $  6      $ 19       $ 32        $ 73

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 44        $ 98


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Intermediate Tax-Free Bond Fund     Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, for years ended 1998, 1997 and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years prior to December 31, 1996 have been audited by other independent accountants.

                                                                        YEAR ENDED JUNE 30,
                                           ------------------------------------------------------------------------------
CLASS I                                      1998          1997          1996          1995          1994          1993
NET ASSET VALUE, BEGINNING OF PERIOD       $  10.92      $  10.67      $  10.64      $  10.49      $  11.15      $  10.69
-------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.52          0.54          0.52          0.54          0.52          0.53
  Net realized and unrealized gains
    (losses) from investments                  0.31          0.27          0.04          0.15        (0.52)          0.49
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities               0.83          0.81          0.56          0.69          0.00          1.02
-------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.52)        (0.54)        (0.51)        (0.54)        (0.53)        (0.52)
  In excess of net investment income             --         --               --            --          (0.01)       --
  Net realized gains                         (0.08)        (0.02)        (0.02)         --             (0.01)      (0.04)
  In excess of net realized gains             --               --            --            --          (0.11)       --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.60)        (0.56)        (0.53)        (0.54)        (0.66)        (0.56)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  11.15      $  10.92      $  10.67      $  10.64      $  10.49      $  11.15
-------------------------------------------------------------------------------------------------------------------------
Total Return                                  7.74%         7.76%         5.39%         6.75%       (0.11)%         9.79%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $493,686      $451,089      $217,201      $211,229      $182,611      $166,489
  Ratio of expenses to average net assets     0.60%         0.58%         0.54%         0.53%         0.48%         0.54%
  Ratio of net investment income to
    average net assets                        4.70%         5.05%         4.87%         5.17%         4.78%         4.93%
  Ratio of expenses to average net
    assets*                                   0.81%         0.81%         0.87%         0.88%         0.84%         0.94%
  Ratio of net investment income to
    average net assets*                       4.49%         4.82%         4.54%         4.82%         4.42%         4.53%
  Portfolio turnover (a)                    109.03%        86.89%       111.58%       199.76%       105.98%        31.99%

                                            YEAR ENDED JUNE 30,
                                           ----------------------
CLASS I                                      1992        1991(C)
NET ASSET VALUE, BEGINNING OF PERIOD       $  10.28      $  10.00
---------------------------------------------------------------------------
Investment Activities:
  Net investment income                        0.55          0.49
  Net realized and unrealized gains
    (losses) from investments                  0.42          0.27
-------------------------------------------------------------------------------------
Total from Investment Activities               0.97          0.76
-----------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.55)        (0.48)
  In excess of net investment income             --            --
  Net realized gains                         (0.01)         --
  In excess of net realized gains                --            --
---------------------------------------------------------------------------------------------------------
Total Distributions                          (0.56)        (0.48)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  10.69      $  10.28
-------------------------------------------------------------------------------------------------------------------------
Total Return                                  9.54%      9.49%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $142,672       $82,192
  Ratio of expenses to average net assets     0.55%      0.30%(b)
  Ratio of net investment income to
    average net assets                        5.28%      6.04%(b)
  Ratio of expenses to average net
    assets*                                   1.07%      0.90%(b)
  Ratio of net investment income to
    average net assets*                       4.77%      5.44%(b)
  Portfolio turnover (a)                     11.50%        35.15%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Annualized. (C) The Class I commenced operations on September 4, 1990.

                                                                      YEAR ENDED JUNE 30,
                                            ------------------------------------------------------------------------
CLASS A                                       1998            1997            1996            1995            1994
NET ASSET VALUE, BEGINNING OF PERIOD        $  10.91        $  10.67        $  10.63        $  10.48        $  11.14
Investment Activities:
  Net investment income                         0.50            0.51            0.50            0.51            0.50
  Net realized and unrealized gains
    (losses) from investments                   0.31            0.26            0.05            0.15          (0.52)
--------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                0.81            0.77            0.55            0.66          (0.02)
--------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                  (0.50)          (0.51)          (0.49)          (0.49)          (0.52)
  In excess of net investment income              --           --                 --            (0.02)        (0.01)
  Net realized gains                          (0.08)          (0.02)          (0.02)           --                 --
  In excess of net realized gains              --                 --              --              --            (0.11)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.58)          (0.53)          (0.51)          (0.51)          (0.64)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $  11.14        $  10.91        $  10.67        $  10.63        $  10.48
--------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)           7.50%           7.39%           5.28%           6.49%         (0.33)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $14,515           $8,457          $6,622          $5,614          $5,556
  Ratio of expenses to average net assets      0.85%           0.83%           0.79%           0.78%           0.73%
  Ratio of net investment income to
    average net assets                         4.45%           4.75%           4.62%           4.91%           4.57%
  Ratio of expenses to average net assets*     1.16%           1.15%           1.22%           1.23%           1.19%
  Ratio of net investment income to
    average net assets*                        4.14%           4.43%           4.19%           4.46%           4.11%
  Portfolio turnover (a)                     109.03%          86.89%         111.58%         199.76%         105.98%

                                              YEAR ENDED JUNE 30,
                                            ------------------------
CLASS A                                       1993          1992(C)
NET ASSET VALUE, BEGINNING OF PERIOD        $  10.69        $  10.57
Investment Activities:
  Net investment income                         0.55            0.15
  Net realized and unrealized gains
    (losses) from investments                   0.44            0.18
--------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                0.99            0.33
--------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                  (0.50)          (0.21)
  In excess of net investment income           --                 --
  Net realized gains                            (0.04)         --
  In excess of net realized gains              --                 --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.54)          (0.21)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $  11.14        $  10.69
--------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)           9.47%        8.68%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)           $5,480              $5
  Ratio of expenses to average net assets      0.71%        1.02%(b)
  Ratio of net investment income to
    average net assets                         4.77%        4.91%(b)
  Ratio of expenses to average net assets*     1.27%        1.32%(b)
  Ratio of net investment income to
    average net assets*                        4.21%        4.61%(b)
  Portfolio turnover (a)                      31.99%          11.50%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Class A Shares commenced offering on February 18, 1992.

One Group(R) Intermediate Tax-Free Bond Fund    Financial Highlights

                                                                                   YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
                        CLASS B                            1998            1997            1996            1995          1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.93        $  10.68        $  10.65        $  10.50      $  11.18
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.43            0.45            0.43            0.46          0.17
  Net realized and unrealized gains (losses) from
    investments                                              0.31            0.27            0.04            0.14         (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             0.74            0.72            0.47            0.60         (0.50)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                (0.43)          (0.45)          (0.42)          (0.45)        (0.17)
  Net realized gains                                        (0.08)          (0.02)          (0.02)             --            --
  In excess of net realized gains                              --              --              --              --         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.51)          (0.47)          (0.44)          (0.45)        (0.18)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  11.16        $  10.93        $  10.68        $  10.65        $10.50
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                         6.81%           6.82%           4.48%           5.89%        (4.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                        $5,659          $3,307          $2,439          $1,116          $549
  Ratio of expenses to average net assets                    1.50%           1.47%           1.44%           1.43%         1.40%(c)
  Ratio of net investment income to average net assets       3.80%           4.09%           3.97%           4.29%         4.08%(c)
  Ratio of expenses to average net assets*                   1.81%           1.78%           1.87%           1.88%         1.85%(c)
  Ratio of net investment income to average net assets*      3.49%           3.78%           3.54%           3.84%         3.63%(c)
  Portfolio turnover (d)                                   109.03%          86.89%         111.58%         199.76%       105.98%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Municipal Income Fund
LOGO INVESTMENT OBJECTIVE
The Fund is a diversified fund that
seeks current income exempt from
Federal income taxes.

LOGO INVESTMENT STRATEGY
The Fund invests in debt securities
of states, territories and
possessions of the United States,
including the District of Columbia,
and their respective authorities,
political subdivisions, agencies and
instrumentalities, the interest on
which is exempt from Federal income
tax ("Municipal Securities"). The
Fund's average weighted maturity
normally will range from five to
fifteen years, although the Fund may
shorten its average weighted
maturity to as little as two years
if appropriate for temporary
defensive purposes.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
net assets in Municipal Securities.
As a matter of fundamental policy,
the Fund invests at least 65% of its
total assets in bonds. As a matter
of fundamental policy, the Fund will
not invest more than 25% of its net
assets (i) in securities within a
single industry; or (ii) in
securities of governmental units or
issuers in the same state,
territory, or possession. However,
the Fund will, from time to time,
invest more than 25% of its net
assets in municipal housing
authority obligations and
single-family mortgage revenue
bonds. The Fund also may invest in
mortgage-backed securities,
restricted securities, and mortgage
dollar rolls. The securities in
which the Fund invests may have
fixed rates of return or floating or
variable rates. For a list of all
securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund may invest in Municipal
Securities that are rated in the
lowest investment grade. Even though
such securities are generally
considered investment grade
securities, they are considered to
have speculative characteristics.
Issuers of such securities are more
vulnerable to changes in economic
conditions than issuers of higher
grade securities. The Municipal
Securities are also fixed income
investments. The value of these
securities will change in response
to interest rates and other factors.
In addition, the Fund invests in
mortgage-related securities which
may have greater price and yield
volatility than traditional fixed
income securities. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 100% of the Fund's assets may
be invested in Municipal Securities
the interest on which may be subject
to Federal alternative minimum tax
for individuals. Shareholders who
are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities into account in
determining their alternative
minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                    SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                                     Maximum Sales Charge Imposed on
                                                      Purchases
                                                      (as a percentage of offering
                                                      price)                               4.50%      none      none    none

                                                    Maximum Contingent Deferred Sales
                                                      Charge
                                                      (as a percentage of original
                                                       purchase price or redemption
                                                       proceeds, as applicable)              none(2)  5.00%     1.00%   none

                                                    Redemption Fees                         none      none      none    none

                                                    Exchange Fees                           none      none      none    none

                                                    ANNUAL OPERATING EXPENSES (3) (as a
                                                      percentage of average daily net
                                                      assets)

                                                   Investment Advisory Fees (after fee
                                                      waiver) (4)                           .35%      .35%      .35%     .35%

                                                    12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%    none

                                                    Other Expenses                          .27%      .27%      .27%     .27%

                                                    Total Fund Operating Expenses (after
                                                      fee waivers) (6)                      .87%     1.52%     1.52%     .62%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.


(2) Except for purchases of $1 million or more. Please see "Sales Charges."


(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.07% for Class A shares, 1.72% for Class B shares, 1.72% for Class C shares and .72% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 72       $ 91        $147

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 55      $ 78       $101        $170

                                                              Class B           $ 65      $ 78       $103        $164

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 67      $ 84       $113        $186

                                                              Class C           $ 25      $ 48       $ 83        $181

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 27      $ 54       $ 93        $203

                                                              Class I           $  6      $ 20       $ 35        $ 77

                                                              Class I
                                                                (without fee
                                                                waiver)         $  7      $ 23       $ 40        $ 89


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 72       $ 91        $147

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 55      $ 78       $101        $170

                                                              Class B           $ 15      $ 48       $ 83        $164

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 17      $ 54       $ 93        $186

                                                              Class C           $ 15      $ 48       $ 83        $181

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 17      $ 54       $ 93        $203

                                                              Class I           $  6      $ 20       $ 35        $ 77

                                                              Class I
                                                                (without fee
                                                                waiver)         $  7      $ 23       $ 40        $ 89


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Municipal Income Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                           YEAR ENDED JUNE 30,
                                         ----------------------------------------------------------------------------------------
                CLASS I                    1998            1997            1996            1995            1994          1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.84        $   9.66        $   9.69        $   9.66        $  10.11        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                      0.51            0.53            0.56            0.57            0.56           0.19
  Net realized and unrealized gains
    (losses) from investments                0.27            0.18           (0.03)           0.03           (0.42)          0.11
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities             0.78            0.71            0.53            0.60            0.14           0.30
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                     (0.51)          (0.53)          (0.56)          (0.57)          (0.56)         (0.19)
  In excess of net realized gains              --              --              --              --           (0.03)            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.51)          (0.53)          (0.56)          (0.57)          (0.59)         (0.19)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.11        $   9.84        $   9.66        $   9.69        $   9.66        $ 10.11
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                 8.09%           7.49%           5.54%           6.46%           1.36%          5.18%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)      $617,885        $408,577        $241,115        $185,916        $152,763        $40,777
  Ratio of expenses to average net
    assets                                   0.57%           0.57%           0.56%           0.56%           0.54%          0.54%(b)
  Ratio of net investment income to
    average net assets                       5.08%           5.38%           5.70%           6.02%           5.61%          5.66%(b)
  Ratio of expenses to average net
    assets*                                  0.67%           0.68%           0.76%           0.74%           0.71%          1.01%(b)
  Ratio of net investment income to
    average net assets*                      4.98%           5.27%           5.50%           5.84%           5.44%          5.19%(b)
  Portfolio turnover (c)                    69.76%          62.83%          83.17%          66.02%         101.48%         66.12%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) The Fund commenced operations on February 9, 1993.  (b) Annualized.
    (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                           YEAR ENDED JUNE 30,
                                         ----------------------------------------------------------------------------------------
                CLASS A                    1998            1997            1996            1995            1994          1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD     $  9.87        $  9.69        $   9.72        $  9.67        $  10.12        $  10.06
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                     0.49            0.51           0.55           0.55            0.55            0.19
  Net realized and unrealized gains
    (losses) from investments               0.27            0.18          (0.04)           0.05          (0.43)           0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities            0.76            0.69           0.51            0.60           0.12            0.24
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                    (0.49)          (0.51)         (0.54)          (0.55)         (0.54)          (0.18)
  In excess of net realized gains             --              --             --              --          (0.03)             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.49)          (0.51)         (0.54)          (0.55)         (0.57)          (0.18)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  10.14        $   9.87        $  9.69        $   9.72        $  9.67        $  10.12
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)        7.84%           7.24%          5.35%           6.21%          1.34%           6.86%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)     $101,805         $41,829        $25,787         $11,462        $10,725          $4,106
  Ratio of expenses to average net
    assets                                  0.82%           0.82%          0.81%           0.81%          0.79%           0.80%(b)
  Ratio of net investment income to
    average net assets                      4.83%           5.13%          5.45%           5.76%          5.44%           5.71%(b)
  Ratio of expenses to average net
    assets*                                 1.02%           1.03%          1.11%           1.09%          1.06%           1.36%(b)
  Ratio of net investment income to
    average net assets*                     4.63%           4.92%          5.15%           5.48%          5.17%           5.15%(b)
  Portfolio turnover (c)                   69.76%          62.83%         83.17%          66.02%        101.48%          66.12%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced offering on February 23,
  1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Municipal Income Fund    Financial Highlights

                                                                                   YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
CLASS B                                                    1998            1997            1996            1995      1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.84        $   9.66        $   9.69         $  9.62    $ 10.10
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                      0.42            0.44            0.47            0.49       0.24
  Net realized and unrealized gains (losses) from
    investments                                              0.26            0.18           (0.03)           0.07      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             0.68            0.62            0.44            0.56      (0.24)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                     (0.42)          (0.44)          (0.47)          (0.49)     (0.24)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.42)          (0.44)          (0.47)          (0.49)     (0.24)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  10.10        $   9.84        $   9.66         $  9.69    $  9.62
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                         7.04%           6.55%           4.65%           5.58%     (1.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $ 56,911        $ 36,258        $ 23,204         $ 8,326    $ 4,855
  Ratio of expenses to average net assets                    1.47%           1.47%           1.46%           1.46%      1.41%(c)
  Ratio of net investment income to average net assets       4.18%           4.48%           4.80%           5.14%      4.95%(c)
  Ratio of expenses to average net assets*                   1.67%           1.67%           1.76%           1.74%      1.62%(c)
  Ratio of net investment income to average net assets*      3.98%           4.28%           4.50%           4.86%      4.74%(c)
  Portfolio turnover (d)                                    69.76%          62.83%          83.17%          66.02%    101.48%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been indicated. (a) Class B Shares commenced offering on January 14, 1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                               NOVEMBER 4, 1997
CLASS C                                                       TO JUNE 30, 1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                               $   9.96
---------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                0.68
  Net realized and unrealized gains (losses) from
    investments                                                        0.13
---------------------------------------------------------------------------------
Total from Investment Activities                                       0.81
---------------------------------------------------------------------------------
Distributions:
  Net investment income                                               (0.68)
---------------------------------------------------------------------------------
Total Distributions                                                   (0.68)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $  10.09
---------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                   8.28%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                $  2,216
  Ratio of expenses to average net assets                              1.47%(c)
  Ratio of net investment income to average net assets                 4.18%(c)
  Ratio of expenses to average net assets*                             1.67%(c)
  Ratio of net investment income to average net assets*                3.98%(c)
  Portfolio turnover (d)                                              69.76%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Period from commencement of operations.  (b) Not annualized.
  (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Tax-Free Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a diversified fund that
seeks as high a level of current
income exempt from Federal income
tax as is consistent with relative
stability of principal.

LOGO INVESTMENT STRATEGY
The Fund invests in debt securities
of states, territories and
possessions of the United States,
including the District of Columbia,
and their respective authorities,
political subdivisions, agencies and
instrumentalities, the interest on
which is exempt from Federal income
tax ("Municipal Securities"). The
Fund invests in Municipal Securities
without regard to maturity.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
net assets in Municipal Securities.
As a matter of fundamental policy,
the Fund invests at least 65% of its
total assets in bonds. Up to 20% of
the Fund's total assets may be held
in cash and cash equivalents. The
Fund will, from time to time, invest
more than 25% of its net assets in
municipal housing authority
obligations and single-family
mortgage revenue bonds. The Fund
also may invest in mortgage-backed
securities, restricted securities,
and mortgage dollar rolls. The
securities in which the Fund invests
may have fixed rates of return or
floating or variable rates. For a
list of all securities in which the
Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund may invest in Municipal
Securities that are rated in the
lowest investment grade. Even though
such securities are generally
considered investment grade
securities, they are considered to
have speculative characteristics.
Issuers of such securities are more
vulnerable to changes in economic
conditions than issuers of higher
grade securities. The Municipal
Securities are also fixed income
investments. The value of these
securities will change in response
to interest rates and other factors.
In addition, the Fund invests in
mortgage-related securities which
may have greater price and yield
volatility than traditional fixed
income securities. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 20% of the Fund's assets may
be invested in Municipal Securities
the interest on which may be subject
to Federal alternative minimum tax
for individuals. Shareholders who
are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities into account in
determining their alternative
minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                    SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                                    Maximum Sales Charge Impose
                                                      Purchases
                                                      (as a percentage of offering
                                                      price)                               4.50%      none      none    none

                                                    Maximum Contingent Deferred Sales
                                                      Charge
                                                      (as a percentage of original
                                                      purchase price or redemption
                                                      proceeds, as applicable)              none(2)  5.00%     1.00%    none

                                                    Redemption Fees                         none      none      none    none

                                                    Exchange Fees                           none      none      none    none

                                                    ANNUAL OPERATING EXPENSES (as a
                                                      percentage of average daily net
                                                      assets)

                                                    Investment Advisory Fees (after fee
                                                      waiver) (3)                           .40%      .40%      .40%     .40%

                                                    12b-1 Fees (after fee waiver) (4)       .25%      .90%      .90%    none

                                                    Other Expenses (after
                                                      reimbursements) (5)                   .22%      .22%      .22%     .22%

                                                    Total Fund Operating Expenses (after
                                                      fee waivers) (6)                      .87%     1.52%     1.52%     .62%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(5) Without a fee waiver, Other Expenses would be .23% for all classes of shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.03% for Class A shares, 1.68% for Class B shares, 1.68% for Class C shares and .68% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 72       $ 91        $147

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 55      $ 76       $ 99        $165

                                                              Class B           $ 65      $ 78       $103        $164

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 67      $ 83       $111        $181

                                                              Class C           $ 25      $ 48       $ 83        $181

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 27      $ 53       $ 91        $199

                                                              Class I           $  6      $ 20       $ 35        $ 77

                                                              Class I
                                                                (without fee
                                                                waiver)         $  7      $ 22       $ 38        $ 85


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 72       $ 91        $147

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 55      $ 76       $ 99        $165

                                                              Class B           $ 15      $ 48       $ 83        $164

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 17      $ 53       $ 91        $181

                                                              Class C           $ 15      $ 48       $ 83        $181

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 17      $ 53       $ 91        $199

                                                              Class I           $  6      $ 20       $ 35        $ 77

                                                              Class I
                                                                (without fee
                                                                waiver)         $  7      $ 22       $ 38        $ 85


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Tax-Free Bond Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen, LLP, for years ended 1998, 1997, and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years ended prior to December 31, 1996 have been audited by other independent accountants.



                                                                                                              PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,                 FEBRUARY 28,
                                                          -----------------------------------------------     ------------
CLASS I                                                     1998         1997         1996       1995(A)        1995(b)
NET ASSET VALUE, BEGINNING OF PERIOD                      $  12.86     $  12.36     $  12.63     $  12.06       $  12.06
--------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                       0.60         0.61         0.65         0.52           0.05
  Net realized and unrealized gains (losses) from
    investments and futures                                   0.16         0.51        (0.20)        0.81             --
--------------------------------------------------------------------------------------------------------------------------
Total income from Investment Activities                       0.76         1.12         0.45         1.33           0.05
--------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                      (0.61)       (0.62)       (0.61)       (0.52)         (0.05)
  From net realized gain                                     (0.03)          --        (0.01)       (0.24)            --
  In excess of net realized gain                                --           --        (0.10)          --             --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.64)       (0.62)       (0.72)       (0.76)         (0.05)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  12.98     $  12.86     $  12.36     $  12.63       $  12.06
--------------------------------------------------------------------------------------------------------------------------
Total Return                                                  6.01%        9.32%        3.76%       11.20%(c)       0.39%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                       $841,715     $355,814     $338,104     $240,160       $220,143
  Ratio of expenses to average net assets                     0.63%        0.60%        0.58%        0.54%(d)       0.65%(d)
  Ratio of net investment income to average net assets        4.61%        4.90%        4.79%        4.95%(d)       5.45%(d)
  Ratio of expenses to average net assets*                      --           --         0.68%        0.67%(d)       0.79%(d)
  Portfolio Turnover                                         22.05%       32.08%       64.51%       69.31%(c)      60.78%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


  (a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December
  31. (b) For the period February 1, 1995 (initial offering date of Class I Shares) through February 28, 1995. (c) Not Annualized. (d) Annualized.


                                             YEAR ENDED DECEMBER 31,                     YEAR ENDED FEBRUARY 28,
                                     ----------------------------------------     -------------------------------------
CLASS A                               1998       1997       1996      1995(A)      1995      1994      1993       1992
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $ 12.87    $ 12.36    $ 12.64    $12.06      $12.13    $13.25    $ 12.49    $12.10
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                 0.55       0.56       0.59      0.48        0.60      0.63       0.70      0.76
  Net realized and unrealized gains
    (losses) from investments and
    futures                             0.17       0.54      (0.18)     0.82       (0.07)    (0.15)      1.01      0.47
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities        0.72       1.10       0.41      1.30        0.53      0.48       1.71      1.23
-----------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                (0.57)     (0.59)     (0.58)    (0.48)      (0.60)    (0.63)     (0.70)    (0.76)
  From net realized gain               (0.03)        --      (0.01)    (0.24)         --     (0.96)     (0.25)    (0.08)
  In excess of net realized gain          --         --      (0.10)       --          --     (0.01)        --        --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.60)     (0.59)     (0.69)    (0.72)      (0.60)    (1.60)     (0.95)    (0.84)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $ 12.99    $ 12.87    $ 12.36    $12.64      $12.06    $12.13    $ 13.25    $12.49
-----------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                               5.74%      9.13%      3.36%    10.95%(c)    4.45%     3.70%     14.37%    10.50%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)  $47,176    $34,729    $29,352    $7,426      $6,840    $9,234    $11,290    $6,591
  Ratio of expenses to average net
    assets                              0.88%      0.85%      0.83%     0.89%(d)    1.98%       --         --        --
  Ratio of net investment income to
    average net assets                  4.36%      4.65%      4.54%     4.57%(d)    5.09%     4.85%      5.49%     5.99%
  Ratio of expenses to average net
    assets*                               --         --       0.89%     1.04%(d)    3.89%     1.44%      1.59%     2.75%
  Portfolio Turnover                   22.05%     32.08%     64.51%    69.31%(c)   60.78%   175.06%     88.53%    66.28%

                                       YEAR ENDED FEBRUARY 28,
                                     ---------------------------
CLASS A                               1991      1990     1989(B)
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $11.77    $11.82    $11.94
------------------------------------------------------------------------
Investment Activities:
  Net investment income                0.81      0.81      0.89
  Net realized and unrealized gains
    (losses) from investments and
    futures                            0.33      0.28    (0.12)
---------------------------------------------------------------------------------
Total from Investment Activities       1.14      1.09      0.77
------------------------------------------------------------------------------------------
Distributions:
  Net investment income               (0.81)    (0.81)    (0.89)
  From net realized gain                 --     (0.33)       --
  In excess of net realized gain         --        --        --
---------------------------------------------------------------------------------------------------
Total Distributions                   (0.81)    (1.14)    (0.89)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $12.10    $11.77    $11.82
---------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                             10.13%     9.39%     6.82%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)  $2,244    $1,192    $  673
  Ratio of expenses to average net
    assets                               --        --        --
  Ratio of net investment income to
    average net assets                 6.87%     6.60%     7.46%(d)
  Ratio of expenses to average net
    assets*                            2.75%     2.75%     2.25%(d)
  Portfolio Turnover                  32.40%    85.07%    36.19%(c)


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

  (a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December
  31. (b) For the period March 1, 1988 (commencement of operations) to February 28, 1989. (c) Not Annualized. (d) Annualized.

One Group(R) Tax-Free Bond Fund    Financial Highlights



                                                                                                    PERIOD ENDED     PERIOD ENDED
                                                               YEAR ENDED DECEMBER 31,              DECEMBER 2,      FEBRUARY 28,
                                                       ----------------------------------------     ------------     ------------
                       CLASS B                          1998       1997       1996      1995(A)       1994(B)          1994(c)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.86     $12.36     $12.65     $12.17        $ 12.14            12.37
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                  0.45       0.46       0.52       0.34           0.41             0.03
  Net realized and unrealized gains (losses) from
    investments and futures                              0.18       0.54      (0.21)      0.72          (0.70)           (0.23)
---------------------------------------------------------------------------------------------------------------------------------
Total income from Investment Activities                  0.63       1.00       0.31       1.06          (0.29)           (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                 (0.47)     (0.50)     (0.49)     (0.34)         (0.41)           (0.03)
  From net realized gain                                (0.03)        --      (0.01)     (0.24)            --               --
  In excess of net realized gain                           --         --      (0.10)        --             --               --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.50)     (0.50)     (0.60)     (0.58)         (0.41)           (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Conversion to Class A Shares                               --         --         --         --          11.44(d)            --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $12.99     $12.86     $12.46     $12.65             --           $12.14
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                     4.98%      8.26%      2.56%      8.81%(e)       (4.30)%(e)       1.64%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $2,142     $1,312     $  672     $  238             --           $    2
  Ratio of expenses to average net assets                1.63%      1.60%      1.58%      1.66%(f)       3.18%(f)         0.50%(f)
  Ratio of net investment income to average net
    assets                                               3.61%      3.90%      3.79%      3.61%(f)       4.51%(f)         4.10%(f)
  Ratio of expenses to average net assets*                 --         --       1.70%      2.04%(f)       5.85%(f)         2.91%(f)
  Portfolio Turnover                                    22.05%     32.08%     64.51%     69.31%(e)      60.78%(e)       175.06%(e)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period April 4, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31. (b) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B shares and such shares converted to Class A shares. (c) For the period February 8, 1994 (initial offering date of Class B shares) through February 28, 1994. (d) On December 2, 1994, the Fund terminated its offering of Class B shares under the then-current sales load schedule and such shares converted to Class A shares. (e) Not Annualized. (f) Annualized.

    One Group(R)
Short-Term Municipal Bond Fund
LOGO INVESTMENT OBJECTIVE

The Fund is a diversified fund that seeks as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal.


LOGO INVESTMENT STRATEGY


The Fund invests in debt securities of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax ("Municipal Securities"). The Fund's average weighted maturity will range between one and three years.


LOGO PORTFOLIO SECURITIES


The Fund invests at least 80% of its net assets in Municipal Securities. As a matter of fundamental policy, the Fund invests at least 65% of its total assets in bonds. Up to 20% of the Fund's total assets may be held in cash and cash equivalents. The Fund will, from time to time, invest more than 25% of its net assets in municipal housing authority obligations and single-family mortgage revenue bonds. The Fund also may invest in mortgage-backed securities, restricted securities, and mortgage dollar rolls. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."


LOGO RISK CONSIDERATIONS

The Fund may invest in Municipal Securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Municipal Securities are also fixed income investments. The value of these securities will change in response to interest rates and other factors. In addition, the Fund invests in mortgage-related securities which may have greater price and yield volatility than traditional fixed income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

LOGO TAX CONSIDERATIONS


Up to 100% of the Fund's assets may be invested in Municipal Securities the interest on which may be subject to Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities into account in determining their alternative minimum taxable income.


LOGO FUND MANAGEMENT

The Fund is managed by a team of portfolio managers, research analysts and fixed income traders. The team works together to establish general duration and sector strategies for the Fund. Each team member makes recommendations about securities in the Fund. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                      3.00%      none      none      none

Maximum Contingent Deferred Sales
  Charge (as a percentage of
  original purchase price or
  redemption proceeds,
  as applicable)                        none(2)  3.00%     1.00%      none

Redemption Fees                         none      none      none      none

Exchange Fees                           none      none      none      none

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)

Investment Advisory Fees (after fee
  waiver) (3)                           .35%      .35%      .35%      .35%


12b-1 Fees (after fee waiver) (4)       .25%      .90%      .90%     none

Other Expenses (5)                      .27%      .27%      .27%     .27%

Total Fund Operating Expenses (after
  fee waivers) (6)                      .87%     1.52%     1.52%     .62%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(5) Without a fee waiver, Other Expenses would be .28% for all classes.


(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.23% for Class A shares, 1.88% for Class B shares, 1.88% for Class C shares and .88% for Class I shares.


EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                         1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A                   $ 39      $ 57       $ 77        $134

Class A
  (without fee waivers)   $ 42      $ 68       $ 96        $174

Class B                   $ 45      $ 68       $ 83        $148

Class B
  (without fee waivers)   $ 49      $ 79       $102        $188

Class C                   $ 25      $ 48       $ 83        $181

Class C
  (without fee waivers)   $ 29      $ 59       $102        $220

Class I                   $  6      $ 20       $ 35        $ 77

Class I
  (without fee waiver)    $  9      $ 28       $ 49        $108


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                         1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A                   $ 39      $ 57       $ 77        $134

Class A
  (without fee waivers)   $ 42      $ 68       $ 96        $174

Class B                   $ 15      $ 48       $ 83        $148

Class B
  (without fee waivers)   $ 19      $ 59       $102        $188

Class C                   $ 15      $ 48       $ 83        $181

Class C
  (without fee waivers)   $ 19      $ 59       $102        $220

Class I                   $  6      $ 20       $ 35        $ 77

Class I
  (without fee waiver)    $  9      $ 28       $ 49        $108


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Short-Term Municipal Bond Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen, LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                  PERIOD ENDED
                                                                  DECEMBER 31,
CLASS I                                                             1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                $  10.00
------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                 0.25
  Net realized and unrealized gains (losses) from
    investments and futures                                             0.16
------------------------------------------------------------------------------
Total from Investment Activities                                        0.41
------------------------------------------------------------------------------
Distributions:
  Net investment income                                                (0.25)
  From net realized gain                                                  --
------------------------------------------------------------------------------
Total Distributions                                                    (0.25)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $  10.16
------------------------------------------------------------------------------
Total Return                                                            4.15%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                 $118,296
  Ratio of expenses to average net assets                               0.61%(b)
  Ratio of net investment income to average net assets                  3.75%(b)
  Ratio of expenses to average net assets*                              0.70%(b)
  Portfolio Turnover                                                   32.23%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period May 4, 1998 (commencement of operations) through December 31,
  1998.  (b) Annualized.  (c) Not Annualized



                                                                  PERIOD ENDED
                                                                  DECEMBER 31,
CLASS A                                                             1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                $  10.00
------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                 0.22
  Net realized and unrealized gains (losses) from
    investments and futures                                             0.16
------------------------------------------------------------------------------
Total from Investment Activities                                        0.38
------------------------------------------------------------------------------
Distributions:
  Net investment income                                                (0.23)
  From net realized gain                                                  --
------------------------------------------------------------------------------
Total Distributions                                                    (0.23)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $  10.15
------------------------------------------------------------------------------
Total Return                                                            3.89%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                     $559
  Ratio of expenses to average net assets                               0.86%(c)
  Ratio of net investment income to average net assets                  3.53%(c)
  Ratio of expenses to average net assets*                              0.99%(c)
  Portfolio Turnover                                                   32.23%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period May 4, 1998 (commencement of operations) through December 31,
  1998.  (b) Not Annualized.  (c) Annualized.

One Group(R) Short-Term Municipal Bond Fund    Financial Highlights


                                                                  PERIOD ENDED
                                                                  DECEMBER 31,
                          CLASS B                                   1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                $  10.00
------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                 0.13
  Net realized and unrealized gains (losses) from
    investments and futures                                             0.21
------------------------------------------------------------------------------
Total from Investment Activities                                        0.34
------------------------------------------------------------------------------
Distributions:
  Net investment income                                                (0.15)
  From net realized gains                                                 --
------------------------------------------------------------------------------
Total Distributions                                                    (0.15)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $  10.19
------------------------------------------------------------------------------
Total Return                                                            3.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                     $112
  Ratio of expenses to average net assets                               1.61%(c)
  Ratio of net investment income to average net assets                  2.43%(c)
  Ratio of expenses to average net assets*                              1.68%(c)
  Portfolio Turnover                                                   32.23%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period May 4, 1998 (commencement of operations) through December 31,
  1998.  (b) Not Annualized.  (c) Annualized.

    One Group(R)

Arizona Municipal Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a non-diversified fund
that seeks current income exempt
from Federal income tax and Arizona
personal income tax, consistent with
the preservation of principal.
LOGO INVESTMENT STRATEGY
The Fund invests in debt securities
issued by or on behalf of Arizona
and its respective authorities,
political subdivisions, agencies and
instrumentalities, the interest on
which, in the opinion of issuer's
counsel, is exempt from Federal
income tax and Arizona personal
income tax ("Arizona Municipal
Securities"). The Fund's average
weighted maturity normally will be
between five and twenty years,
although the Fund may invest in
securities of any maturity.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
total assets in Arizona Municipal
Securities. This is a fundamental
policy. The Fund also may invest up
to 20% of its total assets in bonds
and notes of states (other than
Arizona) as well as of territories
and possessions of the United
States, including the District of
Columbia, and their respective
authorities, agencies,
instrumentalities, and political
subdivisions, the interest on which,
in the opinion of issuer's counsel,
is exempt from Federal income tax
("Municipal Securities"). The
securities in which the Fund invests
may have fixed rates of return or
floating or variable rates. For a
list of all securities in which the
Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in Arizona
Municipal Securities, which may be
impacted by economic and political
developments in Arizona. The Arizona
Municipal Securities also include
fixed income investments. The value
of these securities will change in
response to interest rate changes
and other factors. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 100% of the Fund's assets may
be invested in Arizona Municipal
Securities and Municipal Securities
the interest on which may be subject
to Federal alternative minimum tax
for individuals. Shareholders who
are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities and Arizona Municipal
Securities into account in
determining their alternative
minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                  SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                                  Maximum Sales Charge Imposed on
                                                    Purchases (as a percentage of
                                                    offering price)                      4.50%      none      none     none

                                                  Maximum Contingent Deferred Sales
                                                    Charge (as a percentage of
                                                    original purchase price or
                                                    redemption proceeds, as
                                                    applicable)                           none(2)  5.00%     1.00%     none

                                                  Redemption Fees                         none      none      none     none

                                                  Exchange Fees                           none      none      none     none

                                                  ANNUAL OPERATING EXPENSES (3) (as a
                                                    percentage of average daily net
                                                    assets)

                                                  Investment Advisory Fees (after fee
                                                    waiver) (4)                           .40%      .40%      .40%      .40%

                                                  12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%     none

                                                  Other Expenses                          .32%      .32%      .32%      .32%

                                                  Total Fund Operating Expenses (after
                                                    fee waivers) (6)                      .97%     1.62%     1.62%      .72%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.12% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and .77% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 79       $104        $175

                                                              Class B           $ 66      $ 81       $108        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 68      $ 86       $116        $191

                                                              Class C           $ 26      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 28      $ 56       $ 96        $208

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 95


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:


                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 79       $104        $175

                                                              Class B           $ 16      $ 51       $ 88        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 96        $191

                                                              Class C           $ 16      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 96        $208

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 95


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Arizona Municipal Bond Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance over the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                              JAN. 20, 1997
                                                              YEAR ENDED         THROUGH
                                                               JUNE 30,         JUNE 30,
                          CLASS I                                1998            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.06         $  10.00
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.49             0.23
  Net realized and unrealized gains from investments               0.16             0.06
-------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.65             0.29
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.49)           (0.23)
  Net realized gain                                               (0.07)           --
-------------------------------------------------------------------------------------------
Total Distributions                                               (0.56)           (0.23)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.15         $  10.06
-------------------------------------------------------------------------------------------
Total Return                                                       6.58%           2.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           2$48,590        25$5,755
  Ratio of expenses to average net assets                          0.59%           0.59%(c)
  Ratio of net investment income to average net assets             4.79%           5.09%(c)
  Ratio of expenses to average net assets*                         0.65%           0.66%(c)
  Ratio of net investment income to average net assets*            4.73%           5.02%(c)
  Portfolio turnover (d)                                          20.89%            5.66%

* During the period certain fees were voluntarily reduced. If such voluntary fee
  reductions had not occurred, the ratios would have been as indicated.   (a)
  Period from commencement of operations.  (b) Not annualized.  (c)
  Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                              JAN. 20, 1997
                                                              YEAR ENDED         THROUGH
                                                               JUNE 30,         JUNE 30,
                          CLASS A                                1998            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.99         $  10.00
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.46             0.15
  Net realized and unrealized gains (losses) from
    investments                                                    0.16            (0.01)
-------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.62             0.14
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.46)           (0.15)
  Net realized gain                                               (0.07)           --
-------------------------------------------------------------------------------------------
Total Distributions                                               (0.53)           (0.15)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.08         $   9.99
-------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               6.30%           1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                            $1,321           $1,500
  Ratio of expenses to average net assets                          0.84%           0.85%(c)
  Ratio of net investment income to average net assets             4.53%           4.90%(c)
  Ratio of expenses to average net assets*                         1.01%           0.96%(c)
  Ratio of net investment income to average net assets*            4.36%           4.79%(c)
  Portfolio turnover (d)                                          20.89%            5.66%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c)
  Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Arizona Municipal Bond Fund    Financial Highlights

                                                                              JAN. 20, 1997
                                                              YEAR ENDED         THROUGH
                                                               JUNE 30,         JUNE 30,
                          CLASS B                                1998            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.09         $  10.00
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.13             0.00
  Net realized and unrealized gains (losses) from
    investments                                                    0.14             0.09
-------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.27             0.09
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.13)              --
  Net realized gains                                              (0.07)              --
-------------------------------------------------------------------------------------------
Total Distributions                                               (0.20)              --
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.16         $  10.09
-------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               2.67%            0.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                            $ 290                  --(c)
  Ratio of expenses to average net assets                          1.50%              --(d)
  Ratio of net investment income to average net assets             3.88%              --(d)
  Ratio of expenses to average net assets*                         1.64%              --(d)
  Ratio of net investment income to average net assets*            3.74%              --(d)
  Portfolio turnover (e)                                          20.89%            5.66%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Amount is less than $1,000. (d) Since net assets are less than $1,000, ratios have not been presented. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)
West Virginia Municipal Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a non-diversified fund
that seeks current income exempt
from Federal income tax and West
Virginia personal income tax,
consistent with the preservation of
principal.

LOGO INVESTMENT STRATEGY
The Fund invests in debt securities
issued by, or on behalf of, West
Virginia and its respective
authorities, political subdivisions,
agencies and instrumentalities, the
interest on which, in the opinion of
issuer's counsel, is exempt from
Federal income tax and West Virginia
personal income tax ("West Virginia
Municipal Securities"). Generally,
the Fund's average weighted maturity
will be between five and twenty
years, although the Fund may invest
in securities of any maturity.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
total assets in West Virginia
Municipal Securities. This is a
fundamental policy. The Fund also
may invest up to 20% of its total
assets in bonds and notes of states
(other than West Virginia) as well
as of territories and possessions of
the United States, including the
District of Columbia, and their
respective authorities, agencies,
instrumentalities, and political
subdivisions, the interest on which,
in the opinion of issuer's counsel,
is exempt from Federal income tax
("Municipal Securities"). The
securities in which the Fund invests
may have fixed rates of return or
floating or variable rates. For a
list of all securities in which the
Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in West Virginia
Municipal Securities, which may be
impacted by economic and political
developments in West Virginia. The
West Virginia Municipal Securities
also include fixed income
investments. The value of these
securities will change in response
to interest rate changes and other
factors. Before you invest, please
read "More About the Funds" and
"Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 100% of the Fund's assets may
be invested in West Virginia
Municipal Securities and Municipal
Securities the interest on which may
be subject to Federal alternative
minimum tax for individuals.
Shareholders who are subject to the
Federal alternative minimum tax may
have all or a portion of their
income from the Fund subject to
Federal income tax. In addition,
corporate shareholders will be
required to take the interest on
Municipal Securities and West
Virginia Municipal Securities into
account in determining their
alternative minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                         SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                         Maximum Sales Charge Imposed on
                                           Purchases
                                           (as a percentage of offering
                                           price)                               4.50%      none      none    none

                                         Maximum Contingent Deferred Sales
                                           Charge
                                           (as a percentage of original
                                           purchase price or redemption
                                           proceeds, as applicable)              none(2)  5.00%     1.00%    none

                                         Redemption Fees                         none      none      none    none

                                         Exchange Fees                           none      none      none    none

                                         ANNUAL OPERATING EXPENSES (3) (as a
                                           percentage of average daily net
                                           assets)

                                         Investment Advisory Fees (after fee
                                           waiver) (4)                           .40%      .40%      .40%     .40%

                                         12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%    none

                                         Other Expenses                          .32%      .32%      .32%     .32%

                                         Total Fund Operating Expenses (after
                                           fee waivers) (6)                      .97%     1.62%     1.62%     .72%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.12% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and .77% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 79       $104        $175

                                                              Class B           $ 66      $ 81       $108        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 68      $ 86       $116        $191

                                                              Class C           $ 26      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 28      $ 56       $ 96        $208

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 95


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 79       $104        $175

                                                              Class B           $ 16      $ 51       $ 88        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 96        $191

                                                              Class C           $ 16      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 96        $208

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 95


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) West Virginia Municipal Bond Fund     Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                              JAN. 20, 1997
                                                              YEAR ENDED         THROUGH
                                                               JUNE 30,         JUNE 30,
                          CLASS I                                1998            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $   10.06         $  10.00
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.50             0.22
  Net realized and unrealized gains from investments               0.22             0.06
-------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.72             0.28
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.50)           (0.22)
-------------------------------------------------------------------------------------------
Total Distributions                                               (0.50)           (0.22)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   10.28         $  10.06
-------------------------------------------------------------------------------------------
Total Return                                                       7.36%           2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                             $102,413      $96,270
  Ratio of expenses to average net assets                          0.60%           0.59%(c)
  Ratio of net investment income to average net assets             4.93%           5.04%(c)
  Ratio of expenses to average net assets*                         0.72%           0.67%(c)
  Ratio of net investment income to average net assets*            4.81%           4.96%(c)
  Portfolio turnover (d)                                          16.69%            6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Period from commencement of operations.  (b) Not annualized.
  (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                              JAN. 20, 1997
                                                              YEAR ENDED         THROUGH
                                                               JUNE 30,         JUNE 30,
                          CLASS A                                1998            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.15          $ 10.00
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.48             0.16
  Net realized and unrealized gains from investments               0.21             0.15
-------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.69             0.31
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.48)           (0.16)
-------------------------------------------------------------------------------------------
Total Distributions                                               (0.48)           (0.16)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.36          $ 10.15
-------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               6.98%           3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $ 2,024        $ 808
  Ratio of expenses to average net assets                          0.85%           0.84%(c)
  Ratio of net investment income to average net assets             4.68%           4.94%(c)
  Ratio of expenses to average net assets*                         1.07%           0.97%(c)
  Ratio of net investment income to average net assets*            4.46%           4.81%(c)
  Portfolio turnover (d)                                          16.69%            6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Period from commencement of operations.  (b) Not annualized.
  (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) West Virginia Municipal Bond Fund    Financial Highlights

                                                                              JAN. 20, 1997
                                                              YEAR ENDED         THROUGH
                                                               JUNE 30,         JUNE 30,
                          CLASS B                                1998            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.12          $ 10.00
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.42             0.14
  Net realized and unrealized gains from investments               0.23             0.12
-------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.65             0.26
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.42)           (0.14)
-------------------------------------------------------------------------------------------
Total Distributions                                               (0.42)           (0.14)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.35          $ 10.12
-------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               6.57%           2.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $3,352         $614
  Ratio of expenses to average net assets                          1.50%           1.49%(c)
  Ratio of net investment income to average net assets             4.05%           4.08%(c)
  Ratio of expenses to average net assets*                         1.72%           1.62%(c)
  Ratio of net investment income to average net assets*            3.83%           3.95%(c)
  Portfolio turnover (d)                                          16.69%            6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Period from commencement of operations.  (b) Not annualized.
  (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)
Louisiana Municipal Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a non-diversified fund
that seeks current income both
consistent with the preservation of
principal and exempt from Federal
income tax and Louisiana income tax.
LOGO INVESTMENT STRATEGY
The Fund invests in investment grade
municipal securities issued by or on
behalf of Louisiana and its
authorities, political subdivisions,
agencies and instrumentalities, the
interest on which, in the opinion of
issuer's counsel, is exempt from
both Federal income tax and
Louisiana state income tax
("Louisiana Municipal Securities").
The Fund's average weighted maturity
normally will be between five and
twenty years, although the Fund may
invest in securities of any
maturity.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
net assets in Louisiana Municipal
Securities. This is a fundamental
policy. The Fund also may hold up to
20% of its total assets in cash or
invest in municipal securities of
other states ("Municipal
Securities"), short-term taxable
investments including repurchase
agreements, and U.S. government
securities or other cash
equivalents. The securities in which
the Fund invests may have fixed
rates of return or floating or
variable rates. For a list of all
securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in Louisiana
Municipal Securities, which may be
impacted by economic and political
developments in Louisiana. The
Louisiana Municipal Securities also
include fixed income investments.
The value of these securities will
change in response to interest rate
changes and other factors. Before
you invest, please read "More About
the Funds" and "Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 100% of the Fund's assets may
be invested in Louisiana Municipal
Securities and Municipal Securities
the interest on which may be subject
to Federal alternative minimum tax
for individuals. Shareholders who
are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities and Louisiana Municipal
Securities into account in
determining their alternative
minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                          SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                          Maximum Sales Charge Imposed on
                                            Purchases (as a percentage of
                                            offering price)                      4.50%      none      none    none

                                          Maximum Contingent Deferred Sales
                                            Charge (as a percentage of
                                            original purchase price or
                                            redemption proceeds, as
                                            applicable)                           none(2)  5.00%     1.00%    none

                                          Redemption Fees                         none      none      none    none

                                          Exchange Fees                           none      none      none    none

                                          ANNUAL OPERATING EXPENSES (3) (as a
                                            percentage of average daily net
                                            assets)

                                          Investment Advisory Fees (after fee
                                            waiver) (4)                           .40%      .40%      .40%     .40%

                                          12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%    none

                                          Other Expenses                          .32%      .32%      .32%     .32%

                                          Total Fund Operating Expenses (after
                                            fee waivers) (6)                      .97%     1.62%     1.62%     .72%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.27% for Class A shares, 1.92% for Class B shares, 1.92% for Class C shares and .92% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 57      $ 83       $112        $191

                                                              Class B           $ 66      $ 81       $108        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 69      $ 90       $124        $207

                                                              Class C           $ 26      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 29      $ 60       $104        $224

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  9      $ 29       $ 51        $113


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 57      $ 83       $112        $191

                                                              Class B           $ 16      $ 51       $ 88        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 19      $ 60       $104        $207

                                                              Class C           $ 16      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 19      $ 60       $104        $224

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  9      $ 29       $ 51        $113


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Louisiana Municipal Bond Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                     Year ended
                                                                      June 30,                 MARCH 26, 1996
                                                              ------------------------        THROUGH JUNE 30,
CLASS I                                                         1998            1997              1996(a)

NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.10        $   9.93            $  10.00
--------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.50            0.49                0.13
  Net realized and unrealized gains (losses) from
    investments                                                   0.16            0.17               (0.07)
--------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.66            0.66                0.06
--------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.50)          (0.49)              (0.13)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.50)          (0.49)              (0.13)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  10.26        $  10.10            $   9.93
--------------------------------------------------------------------------------------------------------------
Total Return                                                      6.62%           6.81%               0.90%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $ 92,690        $113,338            $136,041
  Ratio of expenses to average net assets                         0.60%           0.62%               0.71%(d)
  Ratio of net investment income to average net assets            4.85%           4.91%               4.76%(d)
  Ratio of expenses to average net assets*                        0.83%           0.84%               0.86%(d)
  Ratio of net investment income to average net assets*           4.62%           4.69%               4.61%(d)
  Portfolio turnover (e)                                         12.03%          17.39%              16.72%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from date reorganized as a fund of One Group. (B) Not annualized. (C) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period March 26, 1996 through June 30, 1996. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

                                                                SEVEN
                                       YEAR ENDED               MONTHS
                                        JUNE 30,                ENDED          YEAR ENDED NOVEMBER 30,
                                 ----------------------        JUNE 30,        ------------------------
CLASS A                           1998           1997          1996(A)           1995            1994

NET ASSET VALUE, BEGINNING OF
  PERIOD                         $ 10.10        $  9.93        $ 10.09         $   9.38        $  10.27
-------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income             0.47           0.47           0.24             0.50            0.49
  Net realized and unrealized
    gains (losses) from
    investments                     0.16           0.17          (0.16)            0.71           (0.79)
-------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                        0.63           0.64           0.08             1.21           (0.30)
-------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income            (0.47)         (0.47)         (0.24)           (0.50)          (0.49)
  Net realized gains                  --             --             --               --           (0.10)
-------------------------------------------------------------------------------------------------------
Total Distributions                (0.47)         (0.47)         (0.24)           (0.50)          (0.59)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $ 10.26        $ 10.10        $  9.93         $  10.09        $   9.38
-------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                           6.35%          6.55%          0.84%(b)        13.11%          (2.97)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                        $47,078        $48,498        $53,479         $206,119        $196,820
  Ratio of expenses to average
    net assets                      0.85%          0.87%          0.69%(c)         0.62%           0.65%
  Ratio of net investment
    income to average net
    assets                          4.60%          4.66%          4.71%(c)         5.07%           4.97%
  Ratio of expenses to average
    net assets*                     1.18%          1.19%          0.86%(c)         0.77%           0.80%
  Ratio of net investment
    income to average net
    assets*                         4.27%          4.34%          4.54%(c)         4.92%           4.82%
  Portfolio turnover (d)           12.03%         17.39%         16.72%           28.00%          24.00%


                                         YEAR ENDED NOVEMBER 30,
                                 ---------------------------------------
CLASS A                            1993            1992           1991
NET ASSET VALUE, BEGINNING OF
  PERIOD                         $   9.92        $   9.73        $  9.51
--------------------------------------------------------------------------------
Investment Activities:
  Net investment income              0.52            0.55           0.56
  Net realized and unrealized
    gains (losses) from
    investments                      0.42            0.26           0.22
-----------------------------------------------------------------------------------------
Total from Investment
  Activities                         0.94            0.82           0.78
--------------------------------------------------------------------------------------------------
Distributions:
  Net investment income             (0.52)          (0.55)         (0.56)
  Net realized gains                (0.07)          (0.07)            --
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.59)          (0.62)         (0.56)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $  10.27        $   9.92        $  9.73
-------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                            9.65%           8.64%          8.45%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                        $196,534        $135,692        $88,503
  Ratio of expenses to average
    net assets                       0.62%           0.58%          0.61%
  Ratio of net investment
    income to average net
    assets                           5.07%           5.70%          5.86%
  Ratio of expenses to average
    net assets*                      0.78%           0.83%          0.86%
  Ratio of net investment
    income to average net
    assets*                          4.91%           5.45%          5.61%
  Portfolio turnover (d)            25.00%          32.00%         35.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

One Group(R) Louisiana Municipal Bond Fund    Financial Highlights

                                                                                  SEVEN                               SEPT. 16,
                                                        YEAR ENDED                MONTHS                                 1994
                                                         JUNE 30,                 ENDED          YEAR ENDED,           THROUGH
                                                 ------------------------        JUNE 30,        NOVEMBER 30,        NOVEMBER 30,
                    CLASS B                        1998            1997          1996(a)             1995              1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD             $  10.10        $   9.93        $  10.09          $   9.36            $   9.73
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                              0.41            0.40            0.21              0.42                0.08
  Net realized and unrealized gains (losses)
    from investments                                 0.16            0.17          (0.16)              0.73               (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.57            0.57            0.05              1.15               (0.29)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.41)          (0.40)          (0.21)             (0.42)              (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.41)          (0.40)          (0.21)             (0.42)              (0.08)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  10.26        $  10.10        $   9.93          $  10.09            $   9.36
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                5.69%           5.87%        0.48%(c)             12.52%           (2.94)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                $5,474        $3,835            $3,223          $2,115              $ 204
  Ratio of expenses to average net assets           1.50%           1.51%        1.50%(d)              1.37%             1.41%(d)
  Ratio of net investment income to average net
    assets                                          3.95%           4.02%        3.98%(d)              4.27%             4.45%(d)
  Ratio of expenses to average net assets*          1.83%           1.85%        1.70%(d)              1.52%             1.56%(d)
  Ratio of net investment income to average net
    assets*                                         3.62%           3.68%        3.78%(d)              4.12%             4.30%(d)
  Portfolio turnover (e)                           12.03%          17.39%          16.72%             28.00%              24.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Upon reorganizing as a fund of One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996. (b) Class B Shares commenced offering on September 16, 1994. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Ohio Municipal Bond Fund
LOGO INVESTMENT OBJECTIVE

The Fund is a non-diversified fund
that seeks current income exempt
from Federal income tax and Ohio
personal income tax, consistent with
the preservation of principal.


LOGO INVESTMENT STRATEGY


The Fund invests in debt securities
issued by, or on behalf of, Ohio and
its respective authorities,
political subdivisions, agencies and
instrumentalities, the interest on
which, in the opinion of issuer's
counsel, is exempt from Federal
income tax and Ohio personal income
tax ("Ohio Municipal Securities").
Generally, the Fund's average
weighted maturity will be between
five and twenty years, although the
Fund may invest in securities of any
maturity.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
total assets in Ohio Municipal
Securities. This is a fundamental
policy. The Fund also may invest up
to 20% of its total assets in bonds
and notes of states (other than
Ohio) as well as territories and
possessions of the United States,
including the District of Columbia,
and their respective authorities,
agencies, instrumentalities, and
political subdivisions, the interest
on which, in the opinion of issuer's
counsel, is exempt from Federal
income tax ("Municipal Securities").
The securities in which the Fund
invests may have fixed rates of
return or floating or variable
rates. For a list of all securities
in which the Fund may invest, please
read "Investment Practices."
LOGO RISK CONSIDERATIONS
The Fund invests in Ohio Municipal
Securities, which may be impacted by
economic and political developments
in Ohio. The Ohio Municipal
Securities also include fixed income
investments. The value of these
securities will change in response
to interest rate changes and other
factors. Before you invest, please
read "More About the Funds" and
"Investment Risks."
LOGO TAX CONSIDERATIONS
Up to 100% of the Fund's assets may
be invested in Ohio Municipal
Securities and Municipal Securities,
the interest on which may be subject
to Federal alternative minimum tax
for individuals. Shareholders who
are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities and Ohio Municipal
Securities into account in
determining their alternative
minimum taxable income.
LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the

investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C
                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                      4.50%      none      none
                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none(2)  5.00%     1.00%
                                                              Redemption Fees                         none      none      none
                                                              Exchange Fees                           none      none      none
                                                              ANNUAL OPERATING EXPENSES (3) (as a
                                                                percentage of average daily net
                                                                assets)
                                                              Investment Advisory Fees (after fee
                                                                waiver) (4)                           .40%      .40%      .40%
                                                              12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%
                                                              Other Expenses                          .22%      .22%      .22%
                                                              Total Fund Operating Expenses (after
                                                                fee waiver) (6)                       ,87%     1.52%     1.52%


                                      CLASS I
                                        none
                                        none
                                        none
                                        none
                                        .40%
                                        none
                                        .22%
                                        .62%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and .82% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and
                                   (3) redemption at the end of each time
                                   period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              Class A           $ 53      $ 72       $ 91        $147
                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 80       $106        $181
                                                              Class B           $ 65      $ 78       $103        $164
                                                              Class B
                                                                (without fee
                                                                waivers)        $ 68      $ 87       $119        $197
                                                              Class C           $ 25      $ 48       $ 83        $181
                                                              Class C
                                                                (without fee
                                                                waivers)        $ 28      $ 57       $ 99        $214
                                                              Class I           $  6      $ 20       $ 35        $ 77
                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 53      $ 72       $ 91        $147

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 80       $106        $181

                                                              Class B           $ 15      $ 48       $ 83        $164

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 18      $ 57       $ 99        $197

                                                              Class C           $ 15      $ 48       $ 83        $181

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 18      $ 57       $ 99        $214

                                                              Class I           $  6      $ 20       $ 35        $ 77

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101


Class B shares automatically convert to Class A shares after eight (8) years.
                                   Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR LESS
                                   THAN THOSE SHOWN.

One Group(R) Ohio Municipal Bond Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                               YEAR ENDED JUNE 30,
                                                ---------------------------------------------------------------------------------
                   CLASS I                        1998         1997        1996        1995        1994        1993       1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD            $  10.88     $  10.69     $ 10.65     $ 10.58     $ 11.11     $ 10.48     $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.56         0.56        0.56        0.55        0.51        0.54        0.56
  Net realized and unrealized gains (losses)
    from investments                                0.20         0.19        0.04        0.07      (0.50)        0.62        0.47
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.76         0.75        0.60        0.62        0.01        1.16        1.03
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                           (0.56)       (0.56)      (0.56)      (0.55)      (0.52)      (0.53)      (0.55)
  In excess of net realized gains                    --           --          --          --       (0.02)         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.56)       (0.56)      (0.56)      (0.55)      (0.54)      (0.53)      (0.55)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  11.08     $  10.88     $ 10.69     $ 10.65     $ 10.58     $ 11.11     $ 10.48
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                       7.13%        7.22%       5.69%       6.07%       0.07%      11.43%     10.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $149,890     $133,172     $80,611     $79,993     $93,261     $74,792     $45,199
  Ratio of expenses to average net assets          0.54%        0.54%       0.57%       0.58%       0.53%       0.55%     0.63%(b)
  Ratio of net investment income to average
    net assets                                     5.09%        5.24%       5.17%       5.29%       4.76%       5.14%     5.61%(b)
  Ratio of expenses to average net assets*         0.83%        0.84%       0.95%       0.91%       0.86%       0.94%     1.21%(b)
  Ratio of net investment income to average
    net assets*                                    4.80%        4.94%       4.79%       4.96%       4.43%       4.75%     5.03%(b)
  Portfolio turnover (a)                          10.49%        7.45%      24.61%      77.69%      16.77%      26.67%       9.78%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Fund commenced operation on July 2, 1991.

                                                                                YEAR ENDED JUNE 30,
                                                  -------------------------------------------------------------------------------
                    CLASS A                        1998        1997        1996        1995        1994        1993       1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.91     $ 10.72     $ 10.68     $ 10.61     $ 11.13     $ 10.48     $ 10.29
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                              0.54        0.54        0.55        0.53        0.50        0.52        0.20
  Net realized and unrealized gains (losses)
    from investments                                 0.20        0.19        0.03        0.07      (0.48)        0.64        0.21
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.74        0.73        0.58        0.60        0.02        1.16        0.41
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.54)      (0.54)      (0.54)      (0.51)      (0.50)      (0.51)      (0.22)
  In excess of net investment income                  --          --          --       (0.02)      (0.02)         --          --
  In excess of net realized gains                     --          --          --          --       (0.02)         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.54)      (0.54)      (0.54)      (0.53)      (0.54)      (0.51)      (0.22)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $ 11.11     $ 10.91     $ 10.72     $ 10.68     $ 10.61     $ 11.13     $ 10.48
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                6.87%       6.95%       5.44%       5.79%     (0.05)%      11.40%     10.85%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)               $17,297     $16,114     $16,507     $12,006     $14,883     $13,092         $41
  Ratio of expenses to average net assets           0.79%       0.79%       0.82%       0.82%       0.78%       0.77%     1.01%(b)
  Ratio of net investment income to average net
    assets                                          4.83%       4.96%       4.92%       5.01%       4.63%       4.85%     5.16%(b)
  Ratio of expenses to average net assets*          1.18%       1.19%       1.30%       1.25%       1.21%       1.25%     1.40%(b)
  Ratio of net investment income to average net
    assets*                                         4.44%       4.56%       4.44%       4.58%       4.20%       4.37%     4.77%(b)
  Portfolio turnover (a)                           10.49%       7.45%      24.61%      77.69%      16.77%      26.67%       9.78%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Class A Shares commenced offering on February 18, 1992.

One Group(R) Ohio Municipal Bond Fund    Financial Highlights

                                                                                     YEAR ENDED JUNE 30,
                                                              --------------------------------------------------
                          CLASS B                              1998           1997           1996          1995         1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.98        $ 10.79        $10.75        $10.68        $ 11.31
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          0.47           0.47          0.48          0.43           0.17
  Net realized and unrealized gains (losses) from
    investments                                                  0.20           0.19          0.03          0.07         (0.62)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 0.67           0.66          0.51          0.50         (0.45)
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.47)         (0.47)        (0.47)        (0.43)         (0.17)
  In excess of net investment income                              --             --            --            --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.47)         (0.47)        (0.47)        (0.43)         (0.18)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.18        $ 10.98        $10.79        $10.75        $ 10.68
-------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            6.20%          6.26%         4.79%         5.17%       .(402)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $26,138        $14,316        $8,854        $3,209         $2,043
  Ratio of expenses to average net assets                       1.44%          1.44%         1.47%         1.48%        1.28%(c)
  Ratio of net investment income to average net assets          4.19%          4.33%         4.27%         4.40%        4.23%(c)
  Ratio of expenses to average net assets*                      1.83%          1.84%         1.95%         1.91%        1.68%(c)
  Ratio of net investment income to average net assets*         3.80%          3.93%         3.79%         3.97%        3.83%(c)
  Portfolio turnover (d)                                       10.49%          7.45%        24.61%        77.69%         16.77%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)
Kentucky Municipal Bond Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a non-diversified fund
that seeks current income exempt
from Federal income tax and Kentucky
personal income tax, consistent with
the preservation of principal.

LOGO INVESTMENT STRATEGY
The Fund invests in debt securities
issued by, or on behalf of, Kentucky
and its respective authorities,
political subdivisions, agencies and
instrumentalities, the interest on
which, in the opinion of issuer's
counsel, is exempt from Kentucky
personal income tax ("Kentucky
Municipal Securities"), as well as
debt securities that, in the opinion
of issuer's counsel, produce
interest that is exempt from Federal
income tax ("Municipal Securities").
Generally, the Fund's average
weighted maturity will be between
five and twenty years, although the
Fund may invest in securities of any
maturity.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
total assets in Municipal
Securities. Alternatively, the Fund
invests its assets so that at least
80% of its annual interest income is
exempt from Federal income tax. The
Fund invests at least 65% of its
total assets in Kentucky Municipal
Securities. Each of these investment
policies is fundamental. The Fund
may also invest up to 35% of its
total assets in bonds and notes of
states (other than Kentucky) as well
as territories and possessions of
the United States, including the
District of Columbia, and their
respective authorities, agencies,
instrumentalities, and political
subdivisions, the interest on which
is exempt from Federal income tax.
The securities in which the Fund
invests may have fixed rates of
return or floating or variable
rates. For a list of all securities
in which the Fund may invest, please
read "Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in Kentucky
Municipal Securities, which may be
impacted by economic and political
developments in Kentucky. The Fund's
investments also include fixed
income investments. The value of
these securities will change in
response to interest rate changes
and other factors. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 100% of the Fund's assets may
be invested in Kentucky Municipal
Securities and Municipal Securities
the interest on which may be subject
to Federal alternative minimum tax
for individuals. Shareholders who
are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities and Kentucky Municipal
Securities into account in
determining their alternative
minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                           SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                           Maximum Sales Charge Imposed on
                                             Purchases (as a percentage of
                                             offering price)                      4.50%      none      none    none

                                           Maximum Contingent Deferred Sales
                                             Charge (as a percentage of
                                             original purchase price or
                                             redemption proceeds, as
                                             applicable)                           none(2)  5.00%     1.00%    none

                                           Redemption Fees                         none      none      none    none

                                           Exchange Fees                           none      none      none    none

                                           ANNUAL OPERATING EXPENSES (3) (as a
                                             percentage of average daily net
                                             assets)

                                           Investment Advisory Fees (after fee
                                             waiver) (4)                           .40%      .40%      .40%     .40%

                                           12b-1 Fees (after fee waiver) (5)       .25%      .90%      .90%    none

                                           Other Expenses                          .32%      .32%      .32%     .32%

                                           Total Fund Operating Expenses (after
                                             fee waivers) (6)                      .97%     1.62%     1.62%     .72%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.12% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and .77% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 79       $104        $175

                                                              Class B           $ 66      $ 81       $108        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 68      $ 86       $116        $191

                                                              Class C           $ 26      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 28      $ 56       $ 96        $208

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 95


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 75       $ 96        $159

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 56      $ 79       $104        $175

                                                              Class B           $ 16      $ 51       $ 88        $175

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 96        $191

                                                              Class C           $ 16      $ 51       $ 88        $192

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 18      $ 56       $ 96        $208

                                                              Class I           $  7      $ 23       $ 40        $ 89

                                                              Class I
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 95


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

One Group(R) Kentucky Municipal Bond Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                      JANUARY 20,     FEBRUARY 1,      MARCH 12,
                                                       YEAR ENDED JUNE 30,              1995 TO         1994 TO         1993 TO
                                                ---------------------------------      JUNE 30,       JANUARY 19,     JANUARY 31,
CLASS I                                           1998         1997        1996         1995(a)         1995(b)       1994(b)(c)
NET ASSET VALUE, BEGINNING OF PERIOD            $  10.20     $  10.04     $  9.92       $  9.49         $ 10.45       $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.51         0.50        0.50          0.20            0.41          0.36
  Net realized and unrealized gains (losses)
    from investments                                0.20         0.16        0.12          0.43           (0.95)         0.43
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                    0.71         0.66        0.62          0.63           (0.54)         0.79
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.51)       (0.50)      (0.50)         (0.20)         (0.42)        (0.34)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.51)       (0.50)      (0.50)         (0.20)          (0.42)       (0.34)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  10.40     $  10.20     $ 10.04       $  9.92         $  9.49       $ 10.45
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                        7.11%        6.74%       6.35%        6.56%(d)        (5.17)%(d)     8.05%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $122,220     $116,830     $30,300         $32,520       $41,953       $64,663
  Ratio of expenses to average net assets           0.60%        0.59%       0.68%        0.65%(e)         1.03%(e)      0.70%(e)
  Ratio of net investment income to average
    net assets                                      4.94%        5.12%       4.60%        4.70%(e)         4.27%(e)      4.19%(e)
  Ratio of expenses to average net assets*          0.69%        0.72%       1.02%        0.97%(e)         1.05%(e)      0.91%(e)
  Ratio of net investment income to average
    net assets*                                     4.85%        4.99%       4.26%        4.38%(e)         4.25%(e)      3.98%(e)
  Portfolio turnover (f)                            5.81%       13.30%      16.78%         19.75%         10.00%         5.00%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of One Group. (b) Prior to reorganizing as a fund of One Group, the Fund offered only one class of shares. (c) Period from commencement of operations. (d) Not annualized. (e) Annualized. (f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                               JANUARY 20,
                                                                  YEAR ENDED JUNE 30,            1995 TO
                                                              ----------------------------      JUNE 30,
                          CLASS A                              1998       1997       1996        1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.21     $10.05     $ 9.93      $ 9.49
----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.49       0.48       0.44        0.19
  Net realized and unrealized gains from investments            0.20       0.16       0.12        0.44
----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                0.69       0.64       0.56        0.63
----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.49)     (0.48)     (0.44)      (0.19)
----------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.49)     (0.48)     (0.44)      (0.19)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $10.41     $10.21     $10.05      $ 9.93
----------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            6.86%      6.46%      5.70%       5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $7,899     $5,554     $8,178      $8,818
  Ratio of expenses to average net assets                       0.85%      0.84%      0.93%       0.90%(c)
  Ratio of net investment income to average net assets          4.69%      4.66%      4.35%       4.44%(c)
  Ratio of expenses to average net assets*                      1.04%      1.04%      1.37%       1.33%(c)
  Ratio of net investment income to average net assets*         4.50%      4.46%      3.91%       4.01%(c)
  Portfolio turnover (d)                                        5.81%     13.30%     16.78%      19.75%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of One Group. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

28

One Group(R) Kentucky Municipal Bond Fund    Financial Highlights

                                                                                                              MARCH 16, 1995
                                                                                                                    TO
                                                                        YEAR ENDED JUNE 30,                       JUNE 30,
                                                              ------------------------------------------
                          CLASS B                               1998            1997            1996               1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.15          $ 9.99          $ 9.87              $9.75
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.42            0.41            0.38                0.14
  Net realized and unrealized gains from investments               0.20            0.16            0.13                0.12
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.62            0.57            0.51                0.26
----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.42)          (0.41)          (0.39)              (0.14)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (0.42)          (0.41)          (0.39)              (0.14)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $10.35          $10.15          $ 9.99              $ 9.87
----------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               6.20%           5.81%           5.16%               2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $5,581          $2,399          $1,457              $   79
  Ratio of expenses to average net assets                          1.51%           1.47%           1.58%               1.58%(c)
  Ratio of net investment income to average net assets             4.04%           4.05%           3.70%               3.89%(c)
  Ratio of expenses to average net assets*                         1.70%           1.70%           2.02%               2.21%(c)
  Ratio of net investment income to average net assets*            3.85%           3.82%           3.26%               3.25%(c)
  Portfolio turnover (d)                                           5.81%          13.30%          16.78%              19.75%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Class B Shares commenced offering on March 16, 1995.  (b) Not annualized.
  (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

    One Group(R)

Michigan Municipal Bond Fund
LOGO INVESTMENT OBJECTIVE
The Fund is a non-diversified fund
that seeks current income exempt
from Federal income tax and Michigan
personal income tax, consistent with
the preservation of principal.

LOGO INVESTMENT STRATEGY
The Fund invests in debt securities
issued by or on behalf of Michigan
and its respective authorities,
political subdivisions, agencies and
instrumentalities, the interest on
which, in the opinion of issuer's
counsel, is exempt from Federal
income tax and Michigan personal
income tax ("Michigan Municipal
Securities"). The Fund may invest in
securities of any maturity.

LOGO PORTFOLIO SECURITIES
The Fund invests at least 80% of its
total assets in Michigan Municipal
Securities. This is a fundamental
policy. The Fund also may invest up
to 20% of its total assets in bonds
and notes of states (other than
Michigan) as well as of territories
and possessions of the United
States, including the District of
Columbia, and their respective
authorities, agencies,
instrumentalities, and political
subdivisions, the interest on which,
in the opinion of issuer's counsel,
is exempt from Federal income tax
("Municipal Securities"). The
securities in which the Fund invests
may have fixed rates of return or
floating or variable rates. For a
list of all securities in which the
Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in Michigan
Municipal Securities, which may be
impacted by economic and political
developments in Michigan. The Fund's
investments also include fixed
income investments. The value of
these securities will change in
response to interest rate changes
and other factors. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO TAX CONSIDERATIONS
Up to 100% of the Fund's assets may
be invested in Michigan Municipal
Securities and Municipal Securities
the interest on which may be subject
to Federal alternative minimum tax
for individuals. Shareholders who
are subject to the Federal
alternative minimum tax may have all
or a portion of their income from
the Fund subject to Federal income
tax. In addition, corporate
shareholders will be required to
take the interest on Municipal
Securities and Michigan Municipal
Securities into account in
determining their alternative
minimum taxable income.

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts and fixed income traders.
The team works together to establish
general duration and sector
strategies for the Fund. Each team
member makes recommendations about
securities in the Fund. The research
analysts and trading personnel
provide individual security and
sector recommendations, while the
portfolio managers select and
allocate individual securities in a
manner designed to meet the
investment objectives of the Fund.

 SHAREHOLDER EXPENSES

                                               SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I

                                               Maximum Sales Charge Imposed on
                                                 Purchases (as a percentage of
                                                 offering price)                      4.50%      none      none    none

                                               Maximum Contingent Deferred Sales
                                                 Charge (as a percentage of
                                                 original purchase price or
                                                 redemption proceeds, as
                                                 applicable)                          none(2)    5.00%      1.0    none

                                               Redemption Fees                        none       none      none    none

                                               Exchange Fees                          none       none      none    none

                                               ANNUAL OPERATING EXPENSES (as a
                                                 percentage of average daily net
                                                 assets)

                                               Investment Advisory Fees (after fee
                                                 waiver) (3)                           .40%       .40%      .40%    .40%

                                               12b-1 Fees (after fee waiver) (4)       .25%       .90%      .90%   none

                                               Other Expenses (after
                                                 reimbursements) (5)                   .25%       .25%      .25%    .25%

                                               Total Fund Operating Expenses (after
                                                 fee waivers) (6)                      .90%      1.55%     1.55%    .65%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(5) Without expense reimbursements, Other Expenses would be .26% for all classes of shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.06% for Class A shares, 1.71% for Class B shares, 1.71% for Class C shares and .71% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 72       $ 93        $151

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 55      $ 77       $101        $169

                                                              Class B           $ 66      $ 79       $104        $167

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 67      $ 84       $113        $185

                                                              Class C           $ 26      $ 49       $ 84        $185

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 27      $ 54       $ 93        $202

                                                              Class I           $  7      $ 21       $ 36        $ 81

                                                              Class I
                                                                (without fee
                                                                waiver)         $  7      $ 23       $ 40        $ 88


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:


                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 54      $ 72       $ 93        $151

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 55      $ 77       $101        $169

                                                              Class B           $ 16      $ 49       $ 84        $167

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 17      $ 54       $ 93        $185

                                                              Class C           $ 16      $ 49       $ 84        $185

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 17      $ 54       $ 93        $202

                                                              Class I           $  7      $ 21       $ 36        $ 81

                                                              Class I
                                                                (without fee
                                                                waiver)         $  7      $ 23       $ 40        $ 88


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF THE PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Michigan Municipal Bond Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen, LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
CLASS I                                                         1998       1997       1996       1995       1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.93    $ 10.48    $ 10.60    $  9.54    $ 10.60    $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.50       0.51       0.49       0.48       0.50       0.44
  Net realized and unrealized gains (losses) from
    investments and futures                                       0.13       0.45      (0.14)      1.06      (1.06)      0.59
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.63       0.96       0.35       1.54      (0.56)      1.03
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.51)     (0.51)     (0.47)     (0.48)     (0.50)    (0.43)
  From net realized gain                                         (0.02)        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.53)     (0.51)     (0.47)     (0.48)     (0.50)    (0.43)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  11.03    $ 10.93    $ 10.48    $ 10.60    $  9.54    $ 10.60
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                      5.94%      9.42%      3.44%     16.49%     (5.42)%    11.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $298,842    $61,768    $41,909    $32,419    $24,157    $15,772
  Ratio of expenses to average net assets                         0.66%      0.67%      0.77%      0.79%      0.53%      0.19%(b)
  Ratio of net investment income to average net assets            4.52%      4.84%      4.68%      4.71%      5.01%      5.12%(b)
  Ratio of expenses to average net assets*                        0.67%      0.73%      0.85%      1.04%      1.05%      1.21%(b)
  Portfolio turnover                                             23.33%     37.84%     24.49%     26.97%     25.93%     41.70%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(A) For the period from February 1, 1993 (commencement of operations) through December 31, 1993. (b) Annualized. (c) Not Annualized.



                                                                               YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
CLASS A                                                   1998        1997        1996        1995        1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.93     $ 10.48     $ 10.60     $  9.54     $ 10.60     $ 10.00
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                     0.47        0.49        0.48        0.48        0.50        0.44
  Net realized and unrealized gains (losses) from
    investments and futures                                 0.13        0.44       (0.14)       1.06       (1.06)       0.59
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            0.60        0.93        0.34        1.54       (0.56)       1.03
----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                    (0.48)      (0.48)      (0.46)      (0.48)      (0.50)      (0.43)
  From net realized gain                                   (0.02)         --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.50)      (0.48)      (0.46)      (0.48)      (0.50)      (0.43)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $ 11.03     $ 10.93     $ 10.48     $ 10.60     $  9.54     $ 10.60
----------------------------------------------------------------------------------------------------------------------------
Total Return                                                5.61%       9.15%       3.32%      16.49%      (5.42)%     11.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $22,876     $18,687     $18,575     $21,034     $21,106     $26,342
  Ratio of expenses to average net assets                   0.91%       0.92%       0.88%       0.79%       0.53%       0.19%(b)
  Ratio of net investment income to average net assets      4.27%       4.59%       4.57%       4.71%       5.01%       5.12%(b)
  Ratio of expenses to average net assets*                  0.92%       0.98%       0.96%       1.04%       1.05%       1.21%(b)
  Portfolio turnover                                       23.33%      37.84%      24.49%      26.97%      25.93%      41.70%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) For the period February 1, 1993 (commencement of operations) through December 31, 1993. (b) Annualized. (c) Not Annualized.

One Group(R) Michigan Municipal Bond Fund    Financial Highlights



                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                          CLASS B                              1998        1997       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.59     $ 10.18     $ 10.00
---------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          0.39        0.38        0.07
  Net realized and unrealized gains (losses) from
    investments and futures                                      0.12        0.44        0.17
---------------------------------------------------------------------------------------------
Total from Investment Activities                                 0.51        0.82        0.24
---------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                         (0.40)      (0.41)      (0.06)
  From net realized gain                                        (0.02)         --          --
---------------------------------------------------------------------------------------------
Total Distributions                                             (0.42)      (0.41)      (0.06)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.68     $ 10.59     $ 10.18
---------------------------------------------------------------------------------------------
Total Return                                                     4.92%       8.26%       2.45%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $ 1,940     $   707     $   110
  Ratio of expenses to average net assets                        1.66%       1.67%       1.69%(c)
  Ratio of net investment income to average net assets           3.52%       3.84%       2.01%(c)
  Ratio of expenses to average net assets*                       1.67%       1.73%       1.77%(c)
  Portfolio turnover                                            23.33%      37.84%      24.49%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 23, 1996 (initial offering date of Class B shares) through December 31, 1996. (b) Not Annualized. (c) Annualized.

                              more about the funds

32

WHEN THE PROSPECTUS REFERS TO "BONDS," WHAT TYPES OF INVESTMENTS ARE INCLUDED?

"Bonds" include debt instruments issued by the U.S. Treasury, U.S. government agencies, mortgage related securities, municipalities and zero coupon obligations as well as debt instruments issued by states and their respective authorities, political subdivisions, agencies and instrumentalities.

PORTFOLIO QUALITY
----------------------------------------------------

The Funds only purchase securities that meet certain rating criteria:

- Municipal Securities that are bonds must be rated as investment grade.

- Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, Ohio Municipal Securities, Kentucky Municipal Securities and Michigan Municipal Securities that are bonds must be rated as investment grade.

- Other securities such as taxable and tax-exempt commercial paper, notes, and variable demand obligations must be rated in one of the two highest investment grade categories.

- The Louisiana Municipal Bond Fund may also invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody's or SP-2 by S&P. These securities may have speculative characteristics.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK CONSIDERATIONS
----------------------------------------------------

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

DERIVATIVES: Some of the Funds may invest in securities that are considered to be "derivatives." Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These include:

- options

- futures contracts

- options on futures contracts

- mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed (Interest Only (IOs) and Principal Only (POs) securities.

- structured instruments

- swaps, caps and floors

- new financial products

- inverse floating rate instruments

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments. For a more detailed discussion of these risks, please read "Investment Risks."

NON-DIVERSIFIED FUNDS: All of the Funds (except the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Short-Term Municipal Bond Fund and the Tax-Free Bond Fund) are "non-diversified" funds. This means that the Funds may invest a more significant portion of their assets in the securities of a single issuer than can a "diversified" fund. In addition, the Funds' investments are concentrated geographically. These concentrations increase the risk of loss to the Funds if an issuer fails to make interest or principal payments or if the market value of a security declines.

MUNICIPAL SECURITIES: Because the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Michigan Municipal

Bond Fund are not diversified and because they concentrate in securities of Arizona, West Virginia, Louisiana, Ohio, Kentucky and Michigan issuers, respectively, certain factors may have a disproportionate negative effect on the Funds' investments. These factors may include certain economic conditions, constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives. For instance, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities or the ability of issuers to make timely payments of interest and principal. In addition, agriculture is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Similarly, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and a reduced demand for coal has adversely affected that industry. While revenues in recent years have been adequate, an aging population and little or no population growth have put increasing financial pressure on state and local governments.

The Louisiana economy, like that of West Virginia, is heavily dependent on a single industry, in this case energy (oil and gas). Louisiana continues to recover from the oil price declines of the mid-1980's, although its debt burden is well above that of other states, while wealth and income indicators are below the national average. Both West Virginia and Louisiana post unemployment rates above the national average.

Arizona's population growth continues to outpace the national average. However, this growth is expensive and Arizona's economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona's continued growth depends to some extent on its ability to manage its water resources.

As of June 30, 1998, the Kentucky unemployment rate was below the national average, and the state showed a surplus in its General Fund for the prior fiscal year. However, unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the security.

The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the State and local governments because of its impact on tax sources, particularly sales taxes, income taxes, and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer the financing of education costs from property taxes to sales taxes.

For a more complete description of the risks of investing in state specific securities, please see the Statement of Additional Information.

                 how to do business with One Group Mutual Funds

34

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4:00 p.m. Eastern time ("ET"), will be effective that day. On occasion, the NYSE will close before 4:00 p.m. When that happens, purchases received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We refer to these entities as "Intermediaries."

- If you intend to hold your shares six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates).

   - Subsequent investments must be at least $100 ($25 for employees of BANK ONE CORPORATION and its affiliates).

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4.Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

5.All checks should be in U.S. dollars. Third party checks will not be accepted.
  Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer to the following wire address:

  State Street Bank & Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167
  FBO One Group Fund (ex: One Group Intermediate Tax-Free Bond Fund -- A) Your Account Number (ex: 123456789)
  Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

- You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:
  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

36

SALES CHARGES
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from: sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC. The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

 CLASS A SHARES
If you buy Class A shares of any Fund described in this prospectus, other than the Short-Term Municipal Bond Fund, this table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.


                       SALES CHARGE AS A %    SALES CHARGE AS A %   COMMISSION AS A %
  AMOUNT OF PURCHASE  OF THE OFFERING PRICE   OF YOUR INVESTMENT    OF OFFERING PRICE
-------------------------------------------------------------------------------------
  Less than $100,000          4.50%                  4.71%                4.05%
  $100,000-$249,999           3.50%                  3.63%                3.05%
  $250,000-$499,999           2.50%                  2.56%                2.05%
  $500,000-$999,999           2.00%                  2.04%                1.60%
  $1,000,000*                 0.00%                  0.00%                0.00%

If you buy Class A shares of the Short-Term Municipal Bond Fund, the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.


                       SALES CHARGE AS A %    SALES CHARGE AS A %   COMMISSION AS A %
  AMOUNT OF PURCHASE  OF THE OFFERING PRICE   OF YOUR INVESTMENT    OF OFFERING PRICE
-------------------------------------------------------------------------------------
  Less than $100,000          3.00%                  3.09%                2.70%
  $100,000-$249,999           2.50%                  2.56%                2.18%
  $250,000-$499,999           2.00%                  2.04%                1.64%
  $500,000-$999,999           1.50%                  1.52%                1.20%
  $1,000,000*                 0.00%                  0.00%                0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of any Fund, other than the Short-Term Municipal Bond Fund, within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
------------------------------------------------
          0-1                    5.00%
          1-2                    4.00%
          2-3                    3.00%
          3-4                    3.00%
          4-5                    2.00%
          5-6                    1.00%
      more than 6                0.00%

Or if you redeem Class B shares of the Short-Term Municipal Bond Fund prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
------------------------------------------------
          0-1                    3.00%
          1-2                    3.00%
          2-3                    2.00%
          3-4                    1.00%
      more than 4                 None

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares of all Funds except for the Short-Term Municipal Bond Fund. Shareholder Servicing Agents receive a commission of 2.75% of the price purchase of Class B shares of the Short-Term Municipal Bond Fund.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
------------------------------------------------
          0-1                    1.00%
    After first year              None

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90%. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% of the average daily net assets of Class A shares and .90% of the average daily net assets of Class B and Class C shares.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

38

SALES CHARGE
REDUCTIONS
AND WAIVERS
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own of any One Group Fund (except a money market fund) to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more Funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - One Group.

   - BANK ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a One Group Fund and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANK ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

   - Accounts which participate in select affinity programs with BANK ONE CORPORATION and its affiliates and subsidiaries.


   - Certain Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."


   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8. Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisi-
tions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commissions.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

Exchanging
Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.


One Group offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

40

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING
FUND SHARES
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or State Street Bank and Trust Company at the following address:

  One Group
  c/o State Street Bank and Trust Company
  P.O. Box 8528
  Boston, MA 02266-8528

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank; or

   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.


- Call your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of BANK ONE CORPORATION and its affiliates.


- One Group may suspend your ability to redeem when:



   1. Trading on the New York Stock Exchange ("NYSE") is restricted.



   2. The NYSE is closed (other than weekend and holiday closings).



   3. The SEC has permitted a suspension.



   4. An emergency exists.



   The Statement of Additional Information offers more details about this process.



- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

                            shareholder information

42

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. BANK ONE CORPORATION (One First National Plaza, Chicago, Illinois, 60670), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940 to control the Funds. This is because as of December 1, 1998, BANK ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Class I shares of each Fund other than the Tax-Free Bond Fund, the Short-Term Municipal Bond Fund, and the Michigan Municipal Bond Fund.


On that same date, no shareholders beneficially owned more than 25% of Class A, Class B or Class C shares of the Funds.


Dividend Policies
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends daily. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no Federal income tax on the earnings they distribute to shareholders.

Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

FEDERAL TAXATION OF DISTRIBUTIONS

EXEMPT-INTEREST DIVIDENDS. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to you. Generally, exempt-interest dividends are excludable from gross income. However:

1. If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.


2. Receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for foreign state and local taxes, both for individual and corporate shareholders.

INTEREST ON PRIVATE ACTIVITY BONDS: The Municipal Income Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities the interest on which is a tax preference item for purposes of the Federal alternative minimum tax ("Private Activity Bonds"). The Intermediate Tax-Free Bond Fund and the Tax-Free Bond Fund may invest as much as 20% of their assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from those Funds subject to Federal alternative minimum tax. Additionally, corporate shareholders will be required to take the interest on [all] municipal securities (including municipal securities of each Fund's respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by Private Activity Bonds or who are "related persons" of such substantial users should consult their tax advisors before investing in the Funds.



INVESTMENT INCOME AND CAPITAL GAINS DIVIDENDS: Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, other than "exempt-interest dividends," will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net investment income, if any, will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).



Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


STATE AND LOCAL TAXATION OF DISTRIBUTIONS: Dividends that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

LOUISIANA TAXES: Distributions from the Louisiana Municipal Bond Fund, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions and certain obligations of the United States or its territories, are exempt from Louisiana income tax.

ARIZONA TAXES: Exempt-interest dividends from the Arizona Municipal Bond Fund, which are derived from interest on tax-exempt obligations of the State of Arizona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

WEST VIRGINIA TAXES: Distributions from the West Virginia Municipal Bond Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

KENTUCKY TAXES: Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky Municipal Securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the Federal government, repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gain earned by the Fund are includable in each shareholder's Kentucky adjusted gross income as dividend income and long-term capital gain, respectively, and are both taxed at ordinary income tax rates.

OHIO TAXES: Dividends received from the Ohio Municipal Bond Fund which are derived from interest on Ohio Municipal Securities are exempt from the Ohio personal income tax. In addition, gain from the sale or transfer of certain Ohio

44

Municipal Securities is also exempt from Ohio income tax. Certain Ohio municipalities may have retained the right to tax dividends from the Fund. Corporate investors must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income computation.

MICHIGAN TAXES: Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax and excluded from the taxable income base of the Michigan intangibles tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, intangibles tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities. Information in the preceding paragraphs is based on the current law as well as current policies of the various state Departments of Taxation, all of which may change.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of the funds
                                   fund name

                                                                              45

THE FUNDS

Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers 49 separate Funds. Ten of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Four of the Funds described in this prospectus are diversified, and six of the Funds described in this prospectus are non-diversified. Each Fund is supervised by the Board of Trustees.


THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets. For the fiscal year ended June 30, 1998, the Funds paid investment advisory fees at the following rates:



                                                              Annual Rate As Percentage
                                                             of Average Daily Net Assets


             One Group(R) Intermediate Tax-Free Bond
             Fund                                                        .39%


             One Group(R) Municipal Income Fund                          .35%


             One Group(R) Short-Term Municipal Bond
             Fund                                                        .31%*


             One Group(R) Tax-Free Bond Fund                             .40%*


             One Group(R) Arizona Municipal Bond Fund                    .39%


             One Group(R) West Virginia Municipal Bond
             Fund                                                        .35%


             One Group(R) Louisiana Municipal Bond
             Fund                                                        .37%


             One Group(R) Ohio Municipal Bond Fund                       .31%


             One Group(R) Kentucky Municipal Bond Fund                   .36%


             One Group(R) Michigan Municipal Bond Fund                   .39%*


* The predecessor to these Funds had a December 31 year end. The advisory fees shown are as of December 31, 1998.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory reporting and compliance. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528 or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending

46

activities under an agreement with State Street Bank and Trust Company and Bank One Trust Company, N.A. Bank One Trust Company, N.A. is paid a fee by the Funds for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.


Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.


Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies fund name

                                                                              47

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                                                    fund code
               One Group(R) Intermediate Tax-Free Bond Fund             1
               One Group(R) Municipal Income Fund                       2
               One Group(R) Tax-Free Bond Fund                          3
               One Group(R) Short-Term Municipal Bond Fund              4
               One Group(R) Arizona Municipal Bond Fund                 5
               One Group(R) West Virginia Municipal Bond Fund           6
               One Group(R) Louisiana Municipal Bond Fund               7
               One Group(R) Ohio Municipal Bond Fund                    8
               One Group(R) Kentucky Municipal Bond Fund                9
               One Group(R) Michigan Municipal Bond Fund               10

INSTRUMENT                                                         FUND CODE           RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and          1-10                Market
CUBES.

TREASURY RECEIPTS: TRs, TIGRS, and CATS.                             1-10                Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by              1-10                Market
agencies and instrumentalities of the U.S. Government. These                             Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a               1-10                Market
stated maturity.                                                                         Credit
                                                                                       Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-10              Liquidity
exchange for the deposit of funds.                                                       Credit
                                                                                         Market

REPURCHASE AGREEMENTS: The purchase of a security and the            1-10                Credit
simultaneous commitment to return the security to the seller                             Market
at an agreed upon price on an agreed upon date. This is                                Liquidity
treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the         1-10                Market
simultaneous commitment to buy the security back at an                                  Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of a Fund's         1-10                Credit
total assets. In return the Fund will receive cash, other                                Market
securities, and/or letters of credit as collateral.                                     Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or          1-10                Market
contract to purchase securities at a fixed price for                                    Leverage
delivery at a future date.                                                             Liquidity
                                                                                         Credit

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,         1-10                Market
including One Group money market funds and shares of other
investment companies for which Banc One Investment Advisors
serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing
in funds for which it serves as investment advisor.

CALL AND PUT OPTIONS: A call option gives the buyer the              1-10              Management
right to buy, and obligates the seller of the option to                                Liquidity
sell, a security at a specified price. A put option gives                                Credit
the buyer the right to sell, and obligates the seller of the                             Market
option to buy, a security at a specified price. The Funds                               Leverage
will sell only covered call and secured put options

FUTURES AND RELATED OPTIONS: A contract providing for the            1-10          Management Market
future sale and purchase of a specified amount of a                                      Credit
specified security, class of securities, or an index at a                              Liquidity
specified time in the future and at a specified price.                                  Leverage

48

INSTRUMENT                                                         FUND CODE           RISK TYPE
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn         1-10                Credit
on and accepted by a commercial bank. Maturities are                                   Liquidity
generally six months or less.                                                            Market

COMMERCIAL PAPER: Secured and unsecured short-term                   1-10                Credit
promissory notes issued by corporations and other entities.                            Liquidity
Maturities generally vary from a few days to nine months.                                Market

RESTRICTED SECURITIES: Securities not registered under the           1-10              Liquidity
Securities Act of 1933, such as privately placed commercial                              Market
paper and Rule 144A securities.                                                          Credit

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-10                Market
interest rates which are reset daily, weekly, quarterly or                               Credit
some other period and which may be payable to the Fund on                              Liquidity
demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real         1-10             Pre-payment
estate loans and pools of loans. These include                                           Market
collateralized mortgage obligations ("CMOs"), and Real                                   Credit
Estate Mortgage Investment Conduits ("REMICs").                                        Regulatory

DEMAND FEATURES: Securities that are subject to puts and             1-10                Market
standby commitments to purchase the securities at a fixed                              Liquidity
price (usually with accrued interest) within a fixed period                            Management
of time following demand by a Fund.

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells           1-10             Pre-payment
securities for delivery in a current month and                                           Market
simultaneously contracts with the same party to repurchase                             Regulatory
similar but not identical securities on a specified future
date.

SWAPS, CAPS AND FLOORS: A Fund may enter into these                  1-10              Management
transactions to manage its exposure to changing interest                                 Credit
rates and other factors. Swaps involve an exchange of                                  Liquidity
obligations by two parties. Caps and floors entitle a                                    Market
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest.

NEW FINANCIAL PRODUCTS: New options and futures contracts            1-10              Management
and other financial products continue to be developed and                                Credit
the Fund may invest in such options, contracts and products.                             Market
                                                                                       Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies           1-10                Market
and instrumentalities of the U.S. government, banks,                                   Liquidity
municipalities, corporations and other businesses whose                                Management
interest and/or principal payments are indexed to foreign                                Credit
currency exchange rates, interest rates, or one or more                            Foreign Investment
other referenced indices.

MUNICIPAL SECURITIES: Securities issued by a state or                1-10                Credit
political subdivision to obtain funds for various public                               Political
purposes. Municipal securities include private activity                                   Tax
bonds and industrial development bonds, as well as General                               Market
Obligation Notes, Anticipation Notes, Bond Tax Anticipation                            Regulatory
Notes, Revenue Anticipation Notes, Project Notes, other
short-term tax-exempt obligations, municipal leases,
participations in pools of municipal securities, and
obligations of municipal housing authorities and single
family revenue bonds.

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class          1-10             Pre-payment
mortgage securities usually structured with two classes of                               Market
shares that receive different proportions of the interest                                Credit
and principal from a pool of mortgage backed obligations.                              Regulatory
These include IOs and POs.

ASSET-BACKED SECURITIES: Securities secured by company               1-10             Pre-payment
receivables, home equity loans, truck and auto loans,                                    Market
leases, credit card receivables and other securities backed                              Credit
by other types of receivables or other assets.                                         Regulatory

ZERO-COUPON DEBT SECURITIES: Bonds and other debt that pay           1-10                Credit
no interest, but are issued at a discount from their value                               Market
at maturity. When held to maturity, their entire return
equals the differences between their issue price and their
maturity value.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged variable rate           1-10                Credit
debt instruments with interest rates that reset in the                                   Market
opposite direction from the market rate of interest to which                            Leverage
the inverse floater is indexed

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or           1-10                Market
assignments of municipal securities, including municipal                                 Credit
leases                                                                                 Political
                                                                                       Liquidity
                                                                                          Tax

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline.

  When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain

50

  requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Policies
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

INVESTMENT POLICIES FOR SPECIFIC FUNDS

The Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Tax-Free Bond Fund, and the Short-Term Municipal Bond Fund may not:

1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies to 75% of a Fund's total assets.

2. Concentrate in a particular industry or group of industries. This does not include Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. Private activity bonds that are backed only by the assets and revenues of a non-governmental issuer are not Municipal Securities for purposes of this restriction.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund and the Michigan Municipal Bond Fund may not:

1. Purchase the securities of an issuer if as a result more than 25% of its total assets would be invested in the securities of that issuer. This restriction applies with respect to 50% of a Fund's total assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer. This restriction does not apply to securities issued or guaranteed by the United States, its agencies, or instrumentalities, securities of regulated investment companies, and repurchase agreement involving such securities.

2. Concentrate their investment in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include:

  - Obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities;

  - Municipal Securities; and

  - Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, and Michigan Municipal Securities or governmental guarantees of such securities. With respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, private activity bonds that are backed only by the assets and revenues of a non-governmental issuer are not Arizona Municipal Securities or West Virginia Municipal Securities for purposes of this restriction.

INVESTMENT POLICIES FOR ALL FUNDS

None of the Funds may make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies are set forth in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and may hold a portion of its assets in cash for liquidity purposes.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund also may invest up to 20% of their total assets in securities other than Arizona, West Virginia, Louisiana, Ohio and Michigan Municipal Securities, respectively. The Kentucky Municipal Bond Fund may invest up to 35% of its total assets in securities other than Kentucky Municipal Securities.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.


Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1998 is shown on the Financial Highlights, other than for the Tax-Free Bond Fund, the Short-Term Municipal Bond Fund and the Michigan Municipal Bond Fund. The portfolio turnover for those Funds is for the fiscal year ended December 31, 1998. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

                                    appendix

52

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH IBCA, INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    AAA Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      AA These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


DESCRIPTION OF MUNICIPAL BOND RATINGS (Including Mortgage and Asset-Backed Securities)


S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligations is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Non-Investment Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet their financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

54

MOODY'S

Investment Grade

    AAA Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      AA High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      BA These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     CAA Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      CA Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
                               MIG1 &

                                VMIG1
Short-term municipal securities rated MIG1 or VMIG1 are of the best quality.
          They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                               MIG2 &

                                VMIG2

These Short-term municipal securities rated MIG2 or VMIG2 are of high quality.
          Margins of protection are ample although not so large as in the preceding group.

                               MIG3 &

                                VMIG3

Favorable quality. All security elements are accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     AAA Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      AA High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       A Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     BAA Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

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

INVESTMENT ADVISOR AND SUB-ADMINISTRATOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

DISTRIBUTOR AND ADMINISTRATOR
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215





THE STATEMENT OF ADDITIONAL INFORMATION
CONTAINS MORE DETAILED INFORMATION ABOUT THE
FUNDS. THE CURRENT STATEMENT OF ADDITIONAL
INFORMATION HAS BEEN FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION AND IS AVAILABLE
WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY
WRITING TO THE ONE GROUP SERVICES COMPANY AT
3435 STELZER ROAD, COLUMBUS, OHIO 43219.
THE STATEMENT OF ADDITIONAL INFORMATION IS
INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.
THE SEC MAINTAINS A WEB SITE (www.sec.gov)
THAT CONTAINS THE STATEMENT OF ADDITIONAL
INFORMATION, MATERIALS INCORPORATED BY
REFERENCE AND OTHER INFORMATION REGARDING ONE
GROUP(R).




TOG-F-121

ONE GROUP(R) MUTUAL FUNDS

                             -------------------
                              MONEY MARKET FUNDS
                             COMBINED PROSPECTUS

                                March 18, 1999
                             -------------------


                     One Group(R) Prime Money Market Fund

                   One Group(R) Municipal Money Market Fund

                One Group(R) Ohio Municipal Money Market Fund

              One Group(R) Treasury Securities Money Market Fund

              One Group(R) Michigan-Municipal Money Market Fund

===============================================================================

       This prospectus describes five money market mutual funds with a variety of investment objectives, including current income, interest income exempt from Federal Income Tax, and interest income exempt from Federal Income Tax and Ohio and Michigan Personal Income Tax. The information in this prospectus is important.

Please read it carefully before you invest, and save it for future reference.

 Please remember that shares of the Funds: - Are not deposits or obligations of, or guaranteed by BANK ONE CORPORATION or its affiliates; - Are not insured or guaranteed by the Federal Deposit Insurance Corporation or by
     any federal or state governmental agency; - Involve investment risk, including the possible loss of the principal amount invested.

 One Group Ohio Municipal Money Market Fund and One Group Michigan Municipal
  Money Market Fund may invest a significant portion of their assets in the securities of a single issuer. As a result, an investment in the Fund may entail more risks than an investment in another type of money market fund.

       There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

   These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus.
          Any representation to the contrary is a criminal offense.

                              table of contents

                       A BRIEF PREVIEW OF THE FUNDS................................    1
                       ABOUT THE FUNDS.............................................    2


                          One Group(R) Prime Money Market Fund.....................    2


                          One Group(R) Municipal Money Market Fund.................    5


                          One Group(R) Ohio Municipal Money Market Fund............    7


                          One Group(R) U.S. Treasury Securities Money Market
                            Fund...................................................    9


                          One Group(R) Michigan Municipal Money Market Fund........   12
                       MORE ABOUT THE FUNDS........................................   14
                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............   16
                          Purchasing Fund Shares...................................   16
                          Sales Charges............................................   19
                          Sales Charge Reductions and Waivers......................   20
                          Exchanging Fund Shares...................................   21
                          Redeeming Fund Shares....................................   22
                       SHAREHOLDER INFORMATION.....................................   24
                          Voting Rights............................................   24
                          Dividend Policies........................................   24
                          Tax Treatment of the Funds...............................   24
                          Tax Treatment of Shareholders............................   24
                          Shareholder Inquiries....................................   26
                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   27
                          The Funds................................................   27
                          The Board of Trustees....................................   27
                          The Advisor..............................................   27
                          The Distributor..........................................   27
                          The Administrator and Sub-Administrator..................   27
                          The Transfer Agent, Custodian and Sub-Custodian..........   27
                          Year 2000................................................   27
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   29
                          Investment Practices.....................................   29
                          Investment Risks.........................................   31
                          Investment Policies......................................   31
                       APPENDIX: DESCRIPTION OF RATINGS............................   33

                        a brief    preview of the funds

             WHAT ARE THE GOALS OF ONE GROUP MONEY MARKET FUNDS?
             The Funds are designed for a variety of investment objectives, including current income, interest income exempt from Federal Income Tax, and interest income exempt from Federal Income Tax and Ohio and Michigan Personal Income Tax. Each Fund pursues a different objective and involves different risks. All of the Funds will use their best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. The Funds intend to comply with Rule 2a-7 under the Investment Company Act of 1940.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The Funds invest in securities that are backed by "credit enhancements" such as letters of credit. The value of investments in the Funds could decrease if the credit quality of the credit enhancement provider declines. The Prime Money Market Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed income securities. In addition, the Prime Money Market Fund invests in U.S. dollar denominated foreign securities which may expose the Fund to risks that are different from investments in U.S. Securities. The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund are non-diversified funds which expose investors to special risks. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             Each Fund currently offers Class A, Class C, Class I and Service Class shares. Class A and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class I shares are not available to Individual Retirement Accounts ("IRA"). Service Class shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

             The Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund also offer Class B shares. Class B shares are offered to the general public. The section called "How To Do Business With One Group Mutual Funds" will provide more information.

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Class C Shares are not available for purchase in all of the Funds. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at 1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed monthly. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?

             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

2
    One Group(R)

Prime Money Market Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a diversified money
market fund that seeks current
income with liquidity and stability
of principal.

LOGO PORTFOLIO SECURITIES
The Fund invests exclusively in high
quality money market instruments.
These instruments include U.S.
Treasury obligations, obligations
issued or guaranteed by U.S.
government agencies or
instrumentalities, mortgage-backed
securities, commercial paper, bank
obligations and deposit notes. The
Fund also may invest in commercial
paper issued by foreign issuers. The
Fund may invest up to 10% of its net
assets in illiquid investments such
as certain restricted securities and
private placements. The Fund also
may engage in securities lending.
For a list of all of the securities
in which the Fund may invest, please
read "Investment Policies."

LOGO RISK CONSIDERATIONS
The Fund invests in securities that
are backed by "credit enhancements"
such as letters of credit. The value
of your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. The Fund also
invests in U.S. dollar denominated
foreign investments which involve
risks that are different from
investments in U.S. companies. In
addition, the Fund invests in
mortgage-related securities which
have significantly greater price and
yield volatility than traditional
fixed income securities. Before you
invest, please read "More About the
Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES

                                                                 SHAREHOLDER
                                                                 TRANSACTION                                  SERVICE
                                                                EXPENSES (1)     CLASS A   CLASS B   CLASS C   CLASS     CLASS I


                                                              Maximum Sales
                                                                Charge Imposed
                                                                on Purchases
                                                                (as a
                                                                percentage of
                                                                offering price)    none      none      none      none      none

                                                              Maximum
                                                                Contingent
                                                                Deferred Sales
                                                                Charge (as a
                                                                percentage of
                                                                original
                                                                purchase price
                                                                or redemption
                                                                proceeds, as
                                                                applicable)        none     5.00%     1.00%      none      none

                                                              Redemption Fees      none      none      none      none      none

                                                              Exchange Fees        none      none      none      none      none

                                                              ANNUAL OPERATING
                                                                EXPENSES (2)
                                                                (as a
                                                                percentage of
                                                                average daily
                                                                net assets)

                                                              Investment
                                                                Advisory
                                                                Fees (3)           .32%      .32%      .32%      .32%      .32%

                                                              12b-1 Fees (after
                                                                fee waiver) (4)    .25%     1.00%     1.00%      .55%      none

                                                              Other Expenses
                                                                (after
                                                                reimbursements) (5)   .20%   .20%      .20%      .20%      .20%

                                                              Total Fund
                                                                Operating
                                                                Expenses (after
                                                                fee
                                                                waivers) (6)       .77%     1.52%     1.52%     1.07%      .52%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Without the fee waiver, Investment Advisory fees would be .35% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class B, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .75% for Service Class shares.

(5) Without expense reimbursements, Other Expenses would be .22% for all classes of shares.

(6) Without a voluntary reduction of Investment Advisory and 12b-1 fees and reimbursement of Other Expenses, Total Operating Expenses would be .82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares, .57% for Class I shares and 1.32% for Service Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  8      $ 25       $ 43        $ 95

                                                              Class A
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101

                                                              Class B           $ 65      $ 78       $103        $161

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 66      $ 80       $106        $167

                                                              Class C           $ 25      $ 48       $ 83        $181

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 26      $ 50       $ 86        $187

                                                              Class I           $  5      $ 17       $ 29        $ 65

                                                              Class I
                                                                (without fee
                                                                waiver)         $  6      $ 18       $ 32        $ 71


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  8      $ 25       $ 43        $ 95

                                                              Class A
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101

                                                              Class B           $ 15      $ 48       $ 83        $161

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 16      $ 50       $ 86        $167

                                                              Class C           $ 15      $ 48       $ 83        $181

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 16      $ 50       $ 86        $187

                                                              Class I           $  5      $ 17       $ 29        $ 65

                                                              Class I
                                                                (without fee
                                                                waiver)         $  6      $ 18       $ 32        $ 71


Class B shares automatically convert to Class A shares after eight years.
                                   Therefore, the "10 years" examples above reflect this conversion.

Because of the nature of the shares, shareholders are not expected to remain in
                                   Service Class shares for more than a very limited period of time. However, a shareholder investing in the Service Class shares on a continual basis for a period of one month would pay $1, three months would pay $3, one year would pay $11. Without the voluntary fee reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR LESS
                                   THAN THOSE SHOWN.

                                                                               3
One Group(R) Prime Money Market Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                               YEARS ENDED JUNE 30,
                            ------------------------------------------------------------------------------------------
         CLASS I               1998          1997          1996          1995          1994         1993        1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                 $    1.000    $    1.000    $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income          0.053         0.051         0.054         0.052         0.031       0.030       0.045
----------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income         (0.053)       (0.051)       (0.054)       (0.052)       (0.031)     (0.030)     (0.045)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                    $    1.000    $    1.000    $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
----------------------------------------------------------------------------------------------------------------------
Total Return                      5.39%         5.20%         5.49%         5.34%         3.19%       3.09%       4.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)            $2,616,698    $2,563,768    $2,186,562    $1,965,416    $1,600,876    $979,275    $946,504
  Ratio of expenses to
    average net assets            0.51%         0.48%         0.44%         0.41%         0.40%       0.44%       0.59%
  Ratio of net investment
    income to average net
    assets                        5.26%         5.08%         5.34%         5.27%         3.18%       3.05%       4.49%
  Ratio of expenses to
    average net assets*           0.58%         0.56%         0.55%         0.57%         0.59%       0.62%       0.76%
  Ratio of net investment
    income average net
    assets*                       5.19%         5.00%         5.23%         5.12%         2.99%       2.87%       4.32%

                                  YEARS ENDED JUNE 30,
                            ----------------------------------
         CLASS I              1991        1990        1989
--------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                 $  1.000    $  1.000    $  1.000
--------------------------------------------------------------
Investment Activities:
  Net investment income        0.069       0.080       0.084
--------------------------------------------------------------
Less Distributions:
  Net investment income       (0.069)     (0.080)     (0.084)
--------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                    $  1.000    $  1.000    $  1.000
--------------------------------------------------------------
Total Return                    7.12%       8.33%       8.69%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)            $760,726    $562,680    $350,280
  Ratio of expenses to
    average net assets          0.68%       0.64%       0.49%
  Ratio of net investment
    income to average net
    assets                      6.86%       8.02%       8.36%
  Ratio of expenses to
    average net assets*         0.83%       0.79%       0.64%
  Ratio of net investment
    income average net
    assets*                     6.71%       7.87%       8.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                                             YEARS ENDED JUNE 30,
                                              -----------------------------------------------------------------------------------
                  CLASS A                       1998         1997         1996         1995        1994        1993       1992(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.000     $  1.000     $  1.000     $  1.000     $ 1.000     $ 1.000     $1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                          0.050        0.048        0.051        0.050       0.027       0.030      0.013
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                         (0.050)      (0.048)      (0.051)      (0.050)     (0.027)     (0.030)    (0.013)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  1.000     $  1.000     $  1.000     $  1.000     $ 1.000     $ 1.000     $1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                      5.13%        4.94%        5.22%        5.08%       2.93%       2.83%      3.51%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)           $605,291     $332,646     $315,374     $201,968     $74,759     $61,106     $  511
  Ratio of expenses to average net assets         0.76%        0.73%        0.69%        0.67%       0.65%       0.65%      0.79%(b)
  Ratio of net investment income to average
    net assets                                    5.01%        4.83%        5.09%        5.02%       2.92%       2.67%      3.40%(b)
  Ratio of expenses to average net assets*        0.83%        0.91%        0.90%        0.92%       0.90%       0.99%      0.94%(b)
  Ratio of net investment income to average
    net assets*                                   4.94%        4.65%        4.88%        4.77%       2.67%       2.33%      3.25%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Class A Shares commenced offering on February 18, 1992.
    (b) Annualized.

4
One Group(R) Prime Money Market Fund    Financial Highlights


                                                                                NOVEMBER 21,
                                                              YEAR ENDED          1996 TO
                                                               JUNE 30,           JUNE 30,
CLASS B                                                          1998             1997(a)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 1.000             $1.000
--------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          0.043              0.026
--------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                         (0.043)            (0.026)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $(1.000)            $1.000
--------------------------------------------------------------------------------------------
Total Return                                                      4.35%              2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $1,912              $618
  Ratio of expenses to average net assets                         1.51%              1.51%(c)
  Ratio of net investment income to average net assets            4.25%              4.16%(c)
  Ratio of expenses to average net assets*                        1.57%              1.59%(c)
  Ratio of net investment income to average net assets*           4.19%              4.08%(c)


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Period from commencement of operations.   (b) Not annualized.
    (c) Annualized.

                                                                               5
    One Group(R)

Municipal Money Market Fund
LOGO INVESTMENT OBJECTIVE
The Fund is a diversified fund that
seeks as high a level of current
interest income exempt from Federal
income tax as is consistent with
capital preservation and stability
of principal.

LOGO PORTFOLIO SECURITIES


As a matter of fundamental policy,
the Fund will invest at least 80% of
its total assets in municipal
securities. These are securities
issued by or on behalf of the
states, territories and possessions
of the United States, including the
District of Columbia, and their
political subdivisions, agencies,
instrumentalities and authorities.
These municipal securities produce
interest that, in the opinion of
bond counsel for the issuer, is
exempt from Federal income tax.
However, the Fund may invest as much
as 100% of its assets in municipal
securities that produce income that
is subject to the Federal
alternative minimum tax. If you are
subject to the Federal alternative
minimum tax, please read the section
of this prospectus entitled "Tax
Treatment of Shareholders" before
you invest. The Fund also may invest
up to 20% of its total assets in
other types of securities, such as
taxable money market instruments,
including repurchase agreements. For
a list of all the securities in
which the Fund may invest, please
read "Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in securities that
are backed by "credit enhancements"
such as letters of credit. The value
of your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. In addition,
the Fund invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed income
securities. Before you invest,
please read "More Information about
the Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES

                                                                SERVICE
 SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A    CLASS C        CLASS     CLASS I

 Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                       none       none         none      none

 Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds, as
   applicable)                           none      1.00%         none      none

 Redemption Fees                         none       none         none      none

 Exchange Fees none                      none       none         none

 ANNUAL OPERATING EXPENSES (2) (as a
   percentage of average daily net
   assets)

 Investment Advisory Fees (after fee
   waiver) (3)                           .27%       .27%         .27%      .27%

 12b-1 Fees (4)                          .25%      1.00%         .55%      none

 Other Expenses (after
   reimbursements) (5)                   .18%       .18%         .18%      .18%

 Total Fund Operating Expenses (after
   fee waiver) (6)                       .70%      1.45%         1.00%     .45%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Without a fee waiver, Investment Advisory Fees would be .35% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .75% for Service Class shares.

(5) Without expense reimbursements, Other Expenses would be .22% for all classes of shares.

(6) Without a voluntary reduction of Investment Advisory and 12b-1 fees and reimbursement of Other Expenses, Total Operating Expenses would be .82% for Class A shares, 1.57% for Class C shares, 1.32% for Service Class shares and .57% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  7      $ 22       $ 39        $ 87

                                                              Class A
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101

                                                              Class C           $ 25      $ 46       $ 79        $174

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 26      $ 50       $ 86        $187

                                                              Class I           $  5      $ 14       $ 25        $ 57

                                                              Class I
                                                                (without fee
                                                                waiver)         $  6      $ 18       $ 32        $ 71


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  7      $ 22       $ 39        $ 87

                                                              Class A
                                                                (without fee
                                                                waiver)         $  8      $ 26       $ 46        $101

                                                              Class C           $ 15      $ 46       $ 79        $174

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 16      $ 50       $ 86        $187

                                                              Class I           $  5      $ 14       $ 25        $ 57

                                                              Class I
                                                                (without fee
                                                                waiver)         $  6      $ 18       $ 32        $ 71



Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a
                                   very limited period of time. However, a
                                   shareholder investing in the Service
                                   Class shares on a continual basis for a
                                   period of one month would pay $1, three
                                   months would pay $3, and one year would
                                   pay $10. Without the voluntary fee
                                   reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.


These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

6
One Group(R) Municipal Money Market Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                YEAR ENDED JUNE 30,
                                                     --------------------------------------------------------------------------
CLASS I                                                1998       1997       1996       1995       1994       1993       1992
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                 0.032      0.031      0.033      0.032      0.021      0.021      0.034
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                (0.032)    (0.031)    (0.033)    (0.032)    (0.021)    (0.021)    (0.034)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                             3.27%      3.19%      3.34%      3.28%      2.16%      2.15%      3.47%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                  $498,127   $467,420   $459,807   $437,743   $352,702   $175,277   $170,961
  Ratio of expenses to average net assets                0.45%      0.43%      0.41%      0.41%      0.40%      0.46%      0.43%
  Ratio of net investment income to average net
    assets                                               3.22%      3.16%      3.29%      3.26%      2.13%      2.12%      3.41%
  Ratio of expenses to average net assets*               0.56%      0.55%      0.59%      0.59%      0.60%      0.66%      0.80%
  Ratio of net investment income to average net
    assets*                                              3.11%      3.04%      3.11%      3.08%      1.93%      1.92%      3.04%

                                                          YEAR ENDED JUNE 30,
                                                     -----------------------------
CLASS I                                                1991       1990      1989
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  1.000   $  1.000   $ 1.000
-----------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                 0.050      0.057     0.057
-----------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                (0.050)    (0.057)   (0.057)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $  1.000   $  1.000   $ 1.000
-----------------------------------------------------------------------------------
Total Return                                             5.17%      5.82%     5.90%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                  $166,200   $145,712   $49,966
  Ratio of expenses to average net assets                0.32%      0.36%     0.39%
  Ratio of net investment income to average net
    assets                                               5.04%      5.66%     5.75%
  Ratio of expenses to average net assets*               0.67%      0.76%     0.79%
  Ratio of net investment income to average net
    assets*                                              4.69%      5.26%     5.35%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                                               YEAR ENDED JUNE 30,
                                                ---------------------------------------------------------------------------------
CLASS A                                           1998         1997        1996        1995        1994        1993       1992(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                            0.030        0.029       0.030       0.030       0.021       0.019      0.009
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                           (0.030)      (0.029)     (0.030)     (0.030)     (0.021)     (0.019)    (0.009)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                        3.01%        2.97%       3.08%       3.02%       1.96%       1.89%      2.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $104,809      $48,185     $50,720     $56,518     $41,595     $18,932        $122
  Ratio of expenses to average net assets           0.70%        0.68%       0.66%       0.66%       0.65%       0.66%      0.84%(b)
  Ratio of net investment income to average
    net assets                                      2.97%        2.91%       3.04%       3.01%       1.92%       1.82%      2.44%(b)
  Ratio of expenses to average net assets*          0.81%        0.90%       0.94%       0.94%       0.91%       1.01%      0.99%(b)
  Ratio of net investment income to average
    net assets*                                     2.86%        2.69%       2.76%       2.73%       1.66%       1.47%      2.29%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A shares commenced offering on February 18, 1992. (b) Annualized.

                                                                               7
    One Group(R)
Ohio Municipal Money Market Fund
LOGO INVESTMENT OBJECTIVE
The Fund is a non-diversified money
market fund that seeks as high a
level of current interest income
exempt from Federal income tax and
Ohio personal income tax as is
consistent with capital preservation
and stability of principal.
LOGO PORTFOLIO SECURITIES
The Fund will invest at least 80% of
its total assets in Ohio municipal
securities. These are securities
issued by or on behalf of the State
of Ohio and its political
subdivisions, agencies,
instrumentalities and authorities.
Ohio municipal securities produce
interest that, in the opinion of
bond counsel for the issuer, is
exempt from both Federal income tax
and Ohio personal income tax. The
Fund also may invest up to 20% of
its total assets in non-Ohio
municipal securities, i.e.,
municipal securities issued by
states, territories and possessions
of the United States, including the
District of Columbia, other than
Ohio, as well as their political
subdivisions, agencies,
instrumentalities and authorities
that produce interest exempt from
Federal income tax. The Fund has the
ability, for temporary defensive
purposes, to invest as much as 100%
of its assets in non-Ohio municipal
securities that produce income that
is subject to the Federal
alternative minimum tax. If you are
subject to the Federal alternative
minimum tax, please read the section
of this prospectus entitled "Tax
Treatment of Shareholders" before
you invest. Finally, the Fund also
may invest up to 20% of its total
assets in other types of securities,
such as taxable money market
instruments, including repurchase
agreements. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."
LOGO RISK CONSIDERATIONS
Because of the relatively small
number of issuers of Ohio municipal
securities, the Fund's performance
is affected to a greater extent by
the success of one or a few issuers
than is the performance of a
diversified fund. In addition, the
Fund invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed income
securities. Finally, the Fund
invests in securities that are
backed by "credit enhancements" such
as letters of credit. The value of
your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. Before you
invest, please read "More About the
Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES



                                                              SHAREHOLDER TRANSACTION                      SERVICE
                                                                   EXPENSES (1)        CLASS A   CLASS C   CLASS     CLASS I


                                                              Maximum Sales Charge
                                                                Imposed on Purchases
                                                                (as a percentage of
                                                                offering price)          none      none      none      none

                                                              Maximum Contingent
                                                                Deferred Sales Charge
                                                                (as a percentage of
                                                                original purchase
                                                                price or redemption
                                                                proceeds, as
                                                                applicable)              none     1.00%      none      none

                                                              Redemption Fees            none      none      none      none

                                                              Exchange Fees              none      none      none      none

                                                              ANNUAL OPERATING
                                                                EXPENSES (2) (as a
                                                                percentage of average
                                                                daily net assets)

                                                              Investment Advisory
                                                                Fees (after fee
                                                                waiver) (3)              .27%      .27%      .27%      .27%

                                                              12b-1 Fees (4)             .25%     1.00%      .55%      none

                                                              Other Expenses (after
                                                                reimbursements) (5)      .18%      .18%      .18%      .18%

                                                              Total Fund Operating
                                                                Expenses (after fee
                                                                waivers) (6)             .70%     1.45%     1.00%      .45%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Without a fee waiver, Investment Advisory Fees would be .30% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .75% for Service Class shares.

(5) Without expense reimbursements, Other Expenses would be .25% for all classes of shares.

(6) Without a voluntary reduction of Investment Advisory Fees or 12b-1 fee and reimbursement of Other Expenses, Total Operating Expenses would be .80% for Class A shares, 1.55% for Class C shares, .55% for Class I shares, and 1.30% for Service Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  7      $ 22       $ 39        $ 87

                                                              Class A
                                                                (without fee
                                                                waivers)        $  8      $ 26       $ 44        $ 99

                                                              Class C           $ 25      $ 46       $ 79        $174

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 26      $ 49       $ 84        $185

                                                              Class I           $  5      $ 14       $ 25        $ 57

                                                              Class I
                                                                (without fee
                                                                waivers)        $  6      $ 18       $ 31        $ 69


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  7      $ 22       $ 39        $ 87

                                                              Class A
                                                                (without fee
                                                                waivers)        $  8      $ 26       $ 44        $ 99

                                                              Class C           $ 15      $ 46       $ 79        $174

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 16      $ 49       $ 84        $185

                                                              Class I           $  5      $ 14       $ 25        $ 57

                                                              Class I
                                                                (without fee
                                                                waivers)        $  6      $ 18       $ 31        $ 69


Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a
                                   very limited period of time. However, a
                                   shareholder investing in the Service
                                   Class shares on a continual basis for a
                                   period of one month would pay $1, three
                                   months would pay $2, and one year would
                                   pay $10. Without the voluntary fee
                                   reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

8
One Group(R) Ohio Municipal Money Market Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                                                        JUNE 9,
                                                                YEAR ENDED JUNE 30,                                     1993 TO
                                      ------------------------------------------------------------------------         JUNE 30,
CLASS I                                 1998            1997            1996            1995            1994            1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $  1.000        $  1.000        $  1.000        $  1.000        $  1.000         $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                  0.033           0.032           0.033           0.032           0.022            0.013
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                 (0.033)         (0.032)         (0.032)         (0.032)         (0.022)          (0.013)
  In excess of net investment income        --              --          (0.001)             --              --               --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                     (0.033)         (0.032)         (0.033)         (0.032)         (0.022)          (0.013)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $  1.000        $  1.000        $  1.000        $  1.000        $  1.000         $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                              3.31%           3.22%           3.34%           3.20%           2.25%            2.14%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   $ 77,224        $ 56,442        $ 55,915        $ 51,806        $ 55,375         $  3,500
  Ratio of expenses to average net
    assets                                0.40%           0.40%           0.41%           0.41%           0.34%            0.08%(b)
  Ratio of net investment income to
    average net assets                    3.27%           3.17%           3.19%           3.13%           2.29%            2.07%(b)
  Ratio of expenses to average net
    assets*                               0.53%           0.53%           0.71%           0.60%           0.57%            0.51%(b)
  Ratio of net investment income to
    average net assets*                   3.14%           3.04%           2.89%           2.94%           2.06%            1.64%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

                                                                                                                      JANUARY 26,
                                                                YEAR ENDED JUNE 30,                                     1993 TO
                                      ------------------------------------------------------------------------         JUNE 30,
CLASS A                                 1998            1997            1996            1995            1994            1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $  1.000        $  1.000        $  1.000        $  1.000        $  1.000         $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                  0.030           0.029           0.030           0.029           0.021            0.009
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                 (0.030)         (0.029)         (0.029)         (0.029)         (0.021)          (0.009)
  In excess of net investment income        --              --          (0.001)             --              --               --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                     (0.030)         (0.029)         (0.030)         (0.029)         (0.021)          (0.009)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $  1.000        $  1.000        $  1.000        $  1.000        $  1.000         $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                              3.06%           2.96%           3.08%           2.98%           2.09%            2.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   $ 39,100        $ 30,479        $ 41,132        $ 35,790        $ 37,356         $ 25,125
  Ratio of expenses to average net
    assets                                0.65%           0.65%           0.66%           0.63%           0.44%            0.26%(b)
  Ratio of net investment income to
    average net assets                    2.98%           2.90%           2.94%           2.91%           2.05%            2.03%(b)
  Ratio of expenses to average net
    assets*                               0.78%           0.88%           1.06%           0.95%           0.94%            0.92%(b)
  Ratio of net investment income to
    average net assets*                   2.85%           2.67%           2.54%           2.59%           1.55%            1.37%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

                                                                               9
    One Group(R)
U.S. Treasury Securities Money Market Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a diversified money
market fund that seeks current
income with liquidity and stability
of principal.

LOGO PORTFOLIO SECURITIES
The Fund will invest exclusively in
short-term U.S. Treasury obligations
including repurchase agreements
collateralized by such Treasury
obligations and when-issued
securities. The Fund also may engage
in securities lending. For a list of
all the securities in which the Fund
may invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
Before you invest, please read "More
About the Funds" and "Investment
Risks."

 SHAREHOLDER EXPENSES

                                                                         SERVICE
     SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS    CLASS I

     Maximum Sales Charge Imposed on
       Purchases (as a percentage of
       offering price)                       none      none      none    none      none

     Maximum Contingent Deferred Sales
       Charge (as a percentage of
       original purchase price or
       redemption proceeds, as
       applicable)                           none     5.00%     1.00%    none      none

     Redemption Fees                         none      none      none    none      none

     Exchange Fees                           none      none      none    none      none

     ANNUAL OPERATING EXPENSES (2)
       (as a percentage of average daily
       net assets)

     Investment Advisory Fees (after fee
       waiver) (3)                           .32%      .32%      .32%    .32%      .32%

     12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%    .55%      none

     Other Expenses                          .18%      .18%      .18%    .18%      .18%

     Total Fund Operating Expenses (after
       fee waivers) (5)                      .75%     1.50%     1.50%    1.05%      .50%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Without a fee waiver, Investment Advisory fees would be .35% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class B, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .75% for Service Class shares.

(5) Without a voluntary reduction of Investment Advisory and 12b-1 fees, Total Fund Operating Expenses would be .78% for Class A shares, 1.53% for Class B shares, 1.53% for Class C shares, 1.28% for Service Class shares and .53% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  8      $ 24       $ 42        $ 93

                                                              Class A
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 97

                                                              Class B           $ 65      $ 77       $102        $159

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 66      $ 78       $103        $162

                                                              Class C           $ 25      $ 47       $ 82        $179

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 26      $ 48       $ 83        $182

                                                              Class I           $  5      $ 16       $ 28        $ 63

                                                              Class I
                                                                (without fee
                                                                waiver)         $  5      $ 17       $ 30        $ 66


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  8      $ 24       $ 42        $ 93

                                                              Class A
                                                                (without fee
                                                                waiver)         $  8      $ 25       $ 43        $ 97

                                                              Class B           $ 15      $ 47       $ 82        $159

                                                              Class B
                                                                (without fee
                                                                waiver)         $ 16      $ 48       $ 83        $162

                                                              Class C           $ 15      $ 47       $ 82        $179

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 16      $ 48       $ 83        $182

                                                              Class I           $  5      $ 16       $ 28        $ 63

                                                              Class I
                                                                (without fee
                                                                waiver)         $  5      $ 17       $ 30        $ 66



Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a
                                   very limited period of time. However, a
                                   shareholder investing in the Service
                                   Class shares on a continual basis for a
                                   period of one month would pay $1, three
                                   months would pay $3, and one year would
                                   pay $11. Without the voluntary fee
                                   reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.


Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

10
One Group(R) U.S. Treasury Securities Money Market Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                              YEARS ENDED JUNE 30,
                                              ------------------------------------------------------------------------------------
                  CLASS I                        1998         1997         1996         1995         1994        1993       1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $  1.000   $  1.000
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                            0.051        0.050        0.052        0.050        0.030      0.029      0.043
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                           (0.051)      (0.050)(a)     (0.052)     (0.050)     (0.030)    (0.029)    (0.043)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $  1.000   $  1.000
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                        5.19%        5.07%        5.34%        5.07%        3.01%      2.89%      4.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period at (000)        $3,025,608   $2,243,376   $1,844,590   $1,178,091   $  969,326   $492,862   $410,146
  Ratio of expenses to average net assets            .52%        0.46%        0.42%        0.41%        0.40%      0.45%      0.55%
  Ratio of net investment income to average
    net assets                                      5.07%        4.95%        5.17%        4.96%        3.02%      2.85%      4.25%
  Ratio of expenses to average net assets*          0.60%        0.57%        0.56%        0.59%        0.58%      0.67%      0.77%
  Ratio of net investment income to average
    net assets*                                     4.99%        4.84%        5.03%        4.78%        2.84%      2.63%      4.04%

                                                  YEARS ENDED JUNE 30,
                                             -------------------------------
                  CLASS I                       1991       1990      1989
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.000   $  1.000   $ 1.000
----------------------------------------------------------------------------
Investment Activities:
  Net investment income                          0.062      0.078     0.080
----------------------------------------------------------------------------
Less Distributions:
  Net investment income                         (0.062)    (0.078)   (0.080)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  1.000   $  1.000   $ 1.000
----------------------------------------------------------------------------
Total Return                                      6.63%      8.10%     8.31%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period at (000)        $339,987   $119,544   $92,711
  Ratio of expenses to average net assets         0.60%      0.59%     0.51%
  Ratio of net investment income to average
    net assets                                    6.20%      7.82%     8.01%
  Ratio of expenses to average net assets*        0.80%      0.79%     0.71%
  Ratio of net investment income to average
    net assets*                                   6.00%      7.62%     7.81%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Includes $.000002 short term capital gain.

                                                                               YEARS ENDED JUNE 30,
                                                 ------------------------------------------------------------------------------
                     CLASS A                       1998        1997         1996       1995       1994       1993      1992(b)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000    $  1.000     $  1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.048       0.047        0.050      0.047      0.027      0.026      0.012
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                            (0.048)     (0.047)(a)   (0.050)    (0.047)    (0.027)    (0.026)    (0.012)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  1.000    $  1.000     $  1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                         4.92%       4.81%        5.08%      4.81%      2.76%      2.63%      3.38%(c)
RATIOS/SUPPLEMENTARY DATA
  Net Assets at end of period (000)              $861,350    $530,164     $110,864    $98,723    $53,423    $30,759    $     6
  Ratio of expenses to average net assets            0.77%       0.72%        0.67%      0.66%      0.63%      0.65%      0.59%(c)
  Ratio of net investment income to average net
    assets                                           4.82%       4.71%        4.92%      4.71%      2.81%      2.52%      2.51%(c)
  Ratio of expenses to average net assets*           0.86%       0.93%        0.91%      0.94%      0.87%      1.02%      0.71%(c)
  Ratio of net investment income to average net
    assets*                                          4.73%       4.50%        4.68%      4.43%      2.57%      2.15%      2.39%(c)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Includes $.000002 short term capital gain. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.

One Group(R) U.S. Treasury Securities Money Market Fund    Financial Highlights


                                                                               NOVEMBER 21, 1996
                                                               YEAR ENDED             TO
CLASS B                                                       JUNE 30, 1998    June 30, 1997(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 1.000            $ 1.000
------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.041              0.024
------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                           (0.041)            (0.024)(b)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 1.000            $ 1.000
------------------------------------------------------------------------------------------------
Total Return                                                        4.14%              2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $   181            $    49
  Ratio of expenses to average net assets                           1.52%              1.48%(d)
  Ratio of net investment income to average net assets              4.06%              3.97%(d)
  Ratio of expenses to average net assets*                          1.60%              1.59%(d)
  Ratio of net investment income to average net assets*             3.98%              3.86%(d)


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Includes $.000002 short term capital gain. (c) Not annualized. (d) Annualized.

12

    One Group(R)
Michigan Municipal Money Market Fund

LOGO INVESTMENT OBJECTIVE
The Fund is a non-diversified money
market fund that seeks as high a
level of current interest income
exempt from Federal income tax and
Michigan personal income tax as is
consistent with capital preservation
and stability of principal.

LOGO PORTFOLIO SECURITIES
The Fund will invest at least 80% of
its total assets in Michigan
municipal securities. These are
securities issued by or on behalf of
the State of Michigan and its
political subdivisions, agencies,
instrumentalities and authorities.
Michigan municipal securities
produce interest that, in the
opinion of bond counsel for the
issuer, is exempt from both Federal
income tax and Michigan personal
income tax. The Fund also may invest
up to 20% of its total assets in
non-Michigan municipal securities,
i.e., municipal securities issued by
states, territories and possessions
of the United States, including the
District of Columbia, other than
Michigan, as well as their political
subdivisions, agencies,
instrumentalities and authorities
that produce interest exempt from
Federal income tax. The Fund has the
ability, for temporary defensive
purposes to invest as much as 100%
of its assets in non-Michigan
municipal securities that produce
income that is subject to the
Federal alternative minimum tax. If
you are subject to the Federal
alternative minimum tax, please read
the section of this prospectus
entitled "Tax Treatment of
Shareholders" before you invest.
Finally, the Fund also may invest up
to 20% of its total assets in other
types of securities, such as taxable
money market instruments, including
repurchase agreements. For a list of
all the securities in which the Fund
may invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
Because of the relatively small
number of issuers of Michigan
municipal securities, the Fund's
performance is affected to a greater
extent by the success of one or a
few issuers than is the performance
of a diversified fund. In addition,
the Fund invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed income
securities. Finally, the Fund
invests in securities that are
backed by "credit enhancements" such
as letters of credit. The value of
your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. Before you
invest, please read "More About the
Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES

                                            SHAREHOLDER TRANSACTION                      SERVICE
                                                 EXPENSES (1)        CLASS A   CLASS C    CLASS     CLASS I

                                            Maximum Sales Charge
                                              Imposed on Purchases
                                              (as a percentage of
                                              offering price)          none      none      none      none

                                            Maximum Contingent
                                              Deferred Sales Charge
                                              (as a percentage of
                                              original purchase
                                              price or redemption
                                              proceeds, as
                                              applicable)              none     1.00%      none      none

                                            Redemption Fees            none      none      none      none

                                            Exchange Fees              none      none      none      none

                                            ANNUAL OPERATING
                                              EXPENSES (as a
                                              percentage of average
                                              daily net assets)

                                            Investment Advisory
                                              Fees (after fee
                                              waiver) (2)              .27%      .27%      .27%      .27%

                                            12b-1 Fees (after fee
                                              waiver) (3)              .25%     1.00%      .55%      none

                                            Other Expenses (after
                                              reimbursements) (4)      .22%      .22%      .22%      .22%

                                            Total Fund Operating
                                              Expenses (after fee
                                              waivers) (5)             .74%     1.49%     1.04%      .49%


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Without a fee waiver, Investment Advisory Fees would be .35% for all classes of shares.

(3) Due to 12b-1 fees, long-term Class A, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .75% for Service Class shares.

(4) Without expense reimbursements, Other Expenses would be .24% for all classes of shares.

(5) Without a voluntary reduction of Investment Advisory and 12b-1 fees and reimbursement of Other Expenses, Total Operating Expenses would be .84% for Class A shares, 1.59% for Class C shares, .59% for Class I shares, and 1.34% for Service Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  8      $ 24       $ 41        $ 92

                                                              Class A
                                                                (without fee
                                                                waivers)        $  9      $ 27       $ 47        $104

                                                              Class C           $ 25      $ 47       $ 81        $178

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 26      $ 50       $ 87        $189

                                                              Class I           $  5      $ 16       $ 27        $ 62

                                                              Class I
                                                                (without fee
                                                                waivers)        $  6      $ 19       $ 33        $ 74


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $  8      $ 24       $ 41        $ 92

                                                              Class A
                                                                (without fee
                                                                waivers)        $  9      $ 27       $ 47        $104

                                                              Class C           $ 15      $ 47       $ 81        $178

                                                              Class C
                                                                (without fee
                                                                waiver)         $ 16      $ 50       $ 87        $189

                                                              Class I           $  5      $ 16       $ 27        $ 62

                                                              Class I
                                                                (without fee
                                                                waivers)        $  6      $ 19       $ 33        $ 74


Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a
                                   very limited period of time. However, a
                                   shareholder investing in the Service
                                   Class shares on a continual basis for a
                                   period of one month would pay $1, three
                                   months would pay $3, and one year would
                                   pay $11. Without the voluntary fee
                                   reduction, that shareholder would pay $1 after one month, $3 after three months, and $14 after one year.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

                                                                              13
One Group(R) Michigan Municipal Money Market Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                    YEAR ENDED DECEMBER 31,
                                                                --------------------------------
CLASS I                                                           1998        1997       1996(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   1.00     $  1.00     $  1.00
------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.0298      0.0321      0.0225
  Net realized and unrealized gains (losses) from
    investments and futures                                           --          --          --
------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.0298      0.0321      0.0225
------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.0298)    (0.0321)    (0.0225)
------------------------------------------------------------------------------------------------
Total Distributions                                              (0.0298)    (0.0321)    (0.0225)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $   1.00     $  1.00     $  1.00
------------------------------------------------------------------------------------------------
Total Return                                                        3.02%       3.26%       3.03%(b)
RATIO/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                             $110,833     $74,888     $49,521
  Ratio of expenses to average net assets                           0.50%       0.50%       0.59%(b)
  Ratio of net investment income to average net assets              2.97%       3.20%       3.02%(b)
  Ratio of expenses to average net assets*                          0.53%       0.54%       0.62%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996. (b) Annualized.



                                                                        YEAR ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------------
CLASS A                                   1998       1997       1996        1995       1994       1993       1992      1991(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00    $  1.00    $  1.00    $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                   0.0273     0.0296     0.0289      0.0329     0.0235     0.0181      0.237     0.0353
  Net realized and unrealized gains
    (losses) from investments and
    futures                                   --         --         --          --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities          0.0273     0.0296     0.0289      0.0329     0.0235     0.0181     0.0237     0.0353
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                  (0.0273)   (0.0296)   (0.0289)    (0.0329)   (0.0235)   (0.0181)   (0.0237)   (0.0353)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.0273)   (0.0296)   (0.0289)    (0.0329)   (0.0235)   (0.0181)   (0.0237)   (0.0353)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  1.00    $  1.00    $  1.00    $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------
Total Return                                2.76%      3.00%      2.93%       3.32%      2.38%      1.83%      2.40%      3.83%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)      $64,283    $29,202    $72,089    $122,057    $78,640    $52,557    $52,960    $38,885
  Ratio of expenses to average net
    assets                                  0.75%      0.75%      0.74%       0.69%      0.67%       .65%       .64%       .65%(b)
  Ratio of net investment income to
    average net assets                      2.72%      2.95%      2.87%       3.30%      2.35%      1.81%      2.37%      3.77%(b)
  Ratio of expenses to average net
    assets*                                 0.78%      0.79%      0.77%       0.76%      0.75%        --         --         --



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period January 23, 1991 (commencement of operations) through December 31, 1991. (b) Annualized.

                              more about the funds

14

Portfolio Quality
----------------------------------------------------


Securities will be purchased by the Funds only if Banc One Investment Advisors determine that they present minimal credit risk under guidelines adopted by the One Group Board of Trustees. In addition, unless a more specific rating is specified, all investments of the Funds must be rated in one of the three highest rating categories described in "Description of Ratings" in the Appendix. If an investment is unrated, Banc One Investment Advisors must determine that it is of comparable quality to a rated security. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.


Illiquid Investments
----------------------------------------------------

Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees in determining whether an investment is illiquid.

Special Risk Considerations
----------------------------------------------------

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

NON-DIVERSIFIED FUNDS: The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund are "non-diversified" funds. "Non-diversified" means that each Fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

THE OHIO ECONOMY: The Ohio Municipal Money Market Fund's investments are concentrated in the State of Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.

THE MICHIGAN ECONOMY: The Michigan Municipal Money Market Fund's investments are concentrated in the State of Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This effects the revenue streams of the State and local governments because of its impact on tax sources, particularly sales taxes, income taxes, and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer the financing of education costs from property taxes to sales taxes.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

DERIVATIVES: Some of the Funds invest in securities that are considered to be derivatives. Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These securities may be more volatile than other securities. These include mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and asset-backed securities. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments. For a more detailed discussion of these risks, please read "Investment Risks."

FOREIGN SECURITIES: Investments in foreign securities involve risks different from investments in U.S.

securities. For more details, see "Investment Practices" and "Investment Risks." On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All government securities issued by participating nations will be in euros, and outstanding government securities will be redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the euro could adversely affect the value of the securities held by a Fund.

                 how to do business with One Group Mutual Funds

16

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services
  Company:


   (i) before 12:00 noon, Eastern Time ("ET"), for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund;



   (ii) before 4:00 p.m., ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.


   In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before 4:00 p.m., ET on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- Service Class shares are available to Intermediaries purchasing shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

- If you intend to hold your shares six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

One Group Fund Direct IRA. One Group offers a retirement plan. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investment and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.


- NAV is calculated each business day as of 12:00 noon and 4:00 p.m., ET, for the Municipal Money Market Fund, Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 4:00 p.m., ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1.Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates). The minimum initial investment for an IRA is $250.

   - Subsequent investments must be at least $100 ($25 for employees of BANK ONE CORPORATION and its affiliates).

   - The One Group Services Company may waive these minimums.

3.Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4.Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

   State Street Bank and Trust Company
   c/o One Group
   P.O. Box 8528
   Boston, MA 02266-8528

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer to the following wire address:

  State Street Bank & Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167

  FBO One Group Fund (ex: One Group Prime Money Market Fund -- A)
  Your Account Number (ex: 123456789)
  Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

- You may revoke your right to make systematic investments by calling The One Group Services

18

Company at 1-800-480-4111 or by sending a letter to:

State Street Bank and Trust Company
c/o One Group
P.O. Box 8528
Boston, MA 02266-8528

MAY I WRITE CHECKS ON MY ACCOUNT?

Class A shareholders may write checks for $250 or more.

- Checks may be payable to any person and your account will continue to earn dividends until the check clears.

- Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

- You can not use this option to close your account because of the difficulty of determining the exact value of your account.

- You must wait ten (10) calendar days before you can write a check against shares purchased by a check.

TO SELECT THIS OPTION:

- Select the "Check Writing" option on the Account Application Form.

- Complete, sign and return a signature card and other forms sent to you by State Street Bank and Trust Company. You will receive a supply of checks that will be drawn on State Street Bank and Trust Company.

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any tax.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

Sales Charges
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    5.00%
          1-2                    4.00%
          2-3                    3.00%
          3-4                    3.00%
          4-5                    2.00%
          5-6                    1.00%
      more than 6                0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.
 CLASS C SHARES
Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    1.00%
    After first year              none

The One Group Services Company pays a commission of 1.00% of the original purchase price to Shareholder Servicing Agents who sell Class C shares.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the net amount redeemed.

- A sales charge is not assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

- If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to brokers and other Shareholder Servicing Agents that sell shares of One Group.

20

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.


   3. Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55% for each Fund.


   4. There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Sales Charge Reductions and Waivers
----------------------------------------------------

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distributions from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distributions from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

Exchanging Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

- Service Class shares do not have exchange privileges.

One Group offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group may change the terms and conditions of your exchange privileges upon 60 days written notice. One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by:


   (i) 12:00 noon ET, for the Municipal Money Market Fund, The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund.



   (ii) 4:00 p.m. ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.


- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds into which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

22

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes), will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank; or

   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- Your redemption proceeds will ordinarily be paid the next business day after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment on redemptions, if the request is received before:


   (i) 12:00 noon ET, for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund.



   (ii) 4:00 p.m. ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.


- The Funds also will attempt to honor requests for payments in two business days, if the redemption request is received after the times listed above.

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you own Class A, Service Class or Class I shares, you will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

- If you own Class B or Class C shares, you will receive the NAV calculated after your redemption request is received, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.


- Call your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   2. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. You also may elect to receive payments of less than $100 each.

   3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash. The redemption price of shares is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of BANK ONE CORPORATION and its affiliates.

- One Group may suspend your ability to redeem when:

   1. Trading on the NYSE is restricted;

   2. the NYSE is closed (other than weekend and holiday closings);

   3. the SEC has permitted a suspension; or

   4. an emergency exists.

   The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

                            shareholder information

24

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


BANK ONE CORPORATION (One First National Plaza, Chicago, Illinois 60670), through its affiliates, may be deemed for purposes of The Investment Company Act of 1940, to control the Prime Money Market and the Municipal Money Market Funds. This is because as of December 1, 1998, BANK ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Class I shares of the Funds. On the same date, no shareholders owned more than 25% of either Class A or Class B shares of the Funds.



Dividend Policies

----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B, Class C and Service Class shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.


TAXATION OF DISTRIBUTIONS -- PRIME MONEY MARKET FUND AND U.S. TREASURY SECURITIES MONEY MARKET FUND


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, of net short-term capital gains over net long-term capital losses) and, if any, net capital gains (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) to investors on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.



Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF DIVIDENDS -- OHIO MUNICIPAL MONEY MARKET FUND, MICHIGAN MUNICIPAL MONEY MARKET FUND AND MUNICIPAL MONEY MARKET FUND


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, of net short-term capital gains over net long-term capital losses) and, if any, net capital gains (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) to investors on at least an annual basis. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for federal state and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


OHIO TAXATION OF DIVIDENDS -- OHIO
MUNICIPAL MONEY MARKET FUND

Dividends received from the Ohio Municipal Money Market Fund that result from interest on Ohio municipal securities are exempt from the Ohio personal income tax. Some Ohio statutes provide that interest on and gain from the sale of Ohio municipal securities is exempt from all taxation in Ohio. Dividends that are attributable to interest on or gain from the sale of certain obligations issued under such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends on any intangible property (including such property of the Fund) unless the intangible income was not exempt from municipal income taxation before April 2, 1986 and the tax was approved in an election held on November 8, 1988. Corporate shareholders will be required to include the interest on Ohio municipal securities in their alternative minimum-taxable income. In addition, corporate shareholders must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

MICHIGAN TAXATION OF DIVIDENDS -- MICHIGAN MUNICIPAL MONEY MARKET FUND

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax, Michigan intangibles tax and Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. Government Obligations (or are derived from short term or long term gains), such dividends will be subject to Michigan income tax, Michigan intangibles tax and Michigan single business tax, even though the dividends may be exempt for Federal income tax purposes.

Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

TAXATION OF RETIREMENT PLANS


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.


TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

26

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of the funds
                                   fund name

                                                                              27

THE FUNDS

Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers 49 separate Funds. Five of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund is supervised by the Board of Trustees.


THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR
Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets.

For the fiscal year ended June 30, 1998, the Funds paid investment advisory fees at the following rate:



                                                             Annual Rate As Percentage
                                                            of Average Daily Net Assets


            One Group(R) Prime Money Market Fund                        .30%


            One Group(R) Municipal Money Market Fund                    .25%


            One Group(R) Ohio Municipal Money Market Fund               .24%


            One Group(R) U.S. Treasury Securities Money
            Market Fund                                                 .28%


            One Group(R) Michigan Municipal Money Market
            Fund                                                        .27%*


* The predecessor of this Fund had a December 31 year end. The advisory fees shown are as of December 31, 1998.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND THE
SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528 or your Shareholder Servicing Agent, if appropriate, handles shareholder record keeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile

28

machines, and should have no significant impact on the delivery of services to One Group.


Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.


Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipate that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies fund name

                                                                              29

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                                                      fund code
               One Group(R) Prime Money Market Fund                       1
               One Group(R) Municipal Money Market Fund                   2
               One Group(R) Ohio Municipal Money Market Fund              3
               One Group(R) U.S. Treasury Securities Money Market
               Fund                                                       4
               One Group(R) Michigan Municipal Money Market Fund          5


INSTRUMENT                                                        FUND CODE           RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and          1-5                Market
CUBES. The U.S. Treasury Securities Money Market Fund does
not buy STRIPS and CUBES.

TREASURY RECEIPTS: TRs, TIGRS, and CATS.                           1-3, 5               Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by            1-3, 5               Market
agencies and instrumentalities of the U.S. Government.                                  Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a             1-3, 5               Market
stated maturity.                                                                        Credit
                                                                                      Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in         1-3, 5             Liquidity
exchange for the deposit of funds.                                                      Credit
                                                                                        Market

REPURCHASE AGREEMENTS: The purchase of a security and the            1-5                Credit
simultaneous commitment to return the security to the                                   Market
seller at an agreed upon price on an agreed upon date. This                           Liquidity
is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and            1, 4                Market
the simultaneous commitment to buy the security back at an                             Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the              1-5                Credit
Fund's total assets. In return the Fund will receive cash,                              Market
other securities and/or letters of credit as collateral.                               Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or          1-5                Market
contract to purchase securities at a fixed price for                                   Leverage
delivery at a future date.                                                            Liquidity
                                                                                        Credit

INVESTMENT COMPANY SECURITIES: Shares of other mutual              1-3, 5               Market
funds, including One Group money market funds and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment
advisor.

EXTENDABLE COMMERCIAL NOTES: Variable rate notes which             1-3, 5               Market
normally mature within a short period of time (e.g., 1                                  Credit
month) but which may be extended by the issuer for a                                  Liquidity
maximum maturity of thirteen months.

BANKERS' ACCEPTANCES: Bills of exchange or time drafts             1-3, 5               Credit
drawn on and accepted by a commercial bank. Maturities are                            Liquidity
generally six months or less.                                                           Market

COMMERCIAL PAPER: Secured and unsecured short-term                 1-3, 5               Credit
promissory notes issued by corporations and other entities.                           Liquidity
Maturities generally vary from a few days to nine months.                               Market

30


INSTRUMENT                                                        FUND CODE           RISK TYPE
FOREIGN SECURITIES: Commercial paper of foreign issuers and        1-3, 5               Market
obligations of foreign banks, overseas branches of U.S.                               Political
banks and supranational entities.                                                     Liquidity
                                                                                  Foreign Investment

RESTRICTED SECURITIES: Securities not registered under the         1-3, 5             Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with           1-3, 5               Market
interest rates which are reset daily, weekly, quarterly or                              Credit
some other period and which may be payable to the Fund on                             Liquidity
demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by            1-3, 5            Pre-payment
real estate loans and pools of loans. These include                                     Market
collateralized mortgage obligations ("CMOs") and Real                                   Credit
Estate Mortgage Investment Conduits ("REMICs").                                       Regulatory

DEMAND FEATURES: Securities that are subject to puts and           1-3, 5               Market
standby commitments to purchase the securities at a fixed                             Liquidity
price (usually with accrued interest) within a fixed period                           Management
of time following demand by a Fund.

MUNICIPAL SECURITIES: Securities issued by a state or              2, 3, 5              Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity                               Political
bonds and industrial development bonds, as well as General                               Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation                           Regulatory
Notes, Revenue Anticipation Notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities and single family revenue
bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by banks             1                 Market
and highly rated insurance companies such as Guaranteed                                 Credit
Investment Contracts ("GICs") and Bank Investment Contracts                           Liquidity
("BICs").

PARTICIPATION INTERESTS: Interests in municipal securities,        2, 3, 5              Credit
including municipal leases, from financial institutions                                  Tax
such as commercial and investment banks, savings and loan                               Market
associations and insurance companies. These interests may
take the form of participations, beneficial interests in a
trust, partnership interests or any other form of indirect
ownership that allows the Funds to treat the income from
the investment as exempt from Federal Income Tax.

ASSET-BACKED SECURITIES: Securities secured by company             1-3, 5            Pre-payment
receivables, home equity loans, truck and auto loans,                                   Market
leases, credit card receivables and other securities backed                             Credit
by other types of receivables or other assets.                                        Regulatory

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Policies
----------------------------------------------------

Each Fund's investment objective and the following investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

32

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

FUNDAMENTAL POLICIES OF SPECIFIC FUNDS

The Prime Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements involving such securities, municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

The Prime Money Market Fund, the Municipal Money Market Fund and the U.S. Treasury Securities Money Market Fund:


1. Will not purchase an issuer's securities if as a result more than 5% of a Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.


The U.S. Treasury Securities Money Market Fund:

1. Will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.

The Ohio Municipal Money Market Fund and The Michigan Municipal Money Market
Fund:

1. Will not purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund's total assets. With respect to the remaining 50% of its total assets, the Fund will not purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer.

The Ohio Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the assets and revenues of a non-governmental user will not be deemed to be Ohio municipal securities.

The Michigan Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities.

The Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Sometimes the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund may temporarily invest up to 100% of their total assets in securities that are not municipal securities, such as taxable money market instruments (including repurchase agreements) and may hold uninvested cash pending investment. While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

                                    appendix

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

34

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

     Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

      A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/
MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

      A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligations is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Non-Investment Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

      B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions will likely impair the capacity to meet its financial commitment on the obligation.

     CC  Currently highly vulnerable to non-payment.

      C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

      D  Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    AAA Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

     AA High quality by all standards. Margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

     Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

      B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

    Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

     Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S

MIG1 &   Short-term municipal securities rated MIG1 or are of the best VMIG1
VMIG1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2 &   These Short-term municipal securities are of high quality. Margins of
VMIG2    protection are ample although not so large as in the preceding group.

MIG3 &   All security elements are accounted for, but the undeniable strength of
VMIG3 the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

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
Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH  43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 434215

THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING ONE GROUP(R).

TOG-F-123

ONE GROUP(R) MUTUAL FUNDS



                          ONE GROUP(R) INVESTOR FUNDS
                               COMBINED PROSPECTUS
                                  MARCH 18, 1999


                       ONE GROUP(R) INVESTOR GROWTH FUND
                   ONE GROUP(R) INVESTOR GROWTH & INCOME FUND
                      ONE GROUP(R) INVESTOR BALANCED FUND
                 ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND



--------------------------------------------------------------------------------

 This prospectus describes four mutual funds that invest in other mutual funds.
    The Funds in this prospectus pursue a variety of investment objectives, including growth, total return, capital appreciation, and current income.
                The information in this prospectus is important.
 Please read it carefully before you invest, and save it for future reference.


PLEASE REMEMBER THAT SHARES OF THE FUNDS: - ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES; - ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; - INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                    LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               table of contents

                       A BRIEF PREVIEW OF THE FUNDS................................    1
                       ABOUT THE FUNDS.............................................    2
                          One Group(R) Investor Growth Fund........................    2
                          One Group(R) Investor Growth & Income Fund...............    5
                          One Group(R) Investor Balanced Fund......................    8
                          One Group(R) Investor Conservative Growth Fund...........   11
                       MORE ABOUT THE FUNDS........................................   14
                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............   16
                          Purchasing Fund Shares...................................   16
                          Sales Charges............................................   18
                          Sales Charge Reductions and Waivers......................   19
                          Exchanging Fund Shares...................................   21
                          Redeeming Fund Shares....................................   22
                       SHAREHOLDER INFORMATION.....................................   24
                          Voting Rights............................................   24
                          Dividend Policies........................................   24
                          Tax Treatment of the Funds...............................   24
                          Tax Treatment of Shareholders............................   24
                          Shareholder Inquiries....................................   25
                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   26
                          The Funds................................................   26
                          The Board of Trustees....................................   26
                          The Advisor..............................................   26
                          The Distributor..........................................   26
                          The Administrator and Sub-Administrator..................   26
                          The Transfer Agent, Custodian and Sub-Custodian..........   26
                          Year 2000................................................   26
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   28
                          Investment Practices.....................................   28
                          Investment Policies......................................   32
                       APPENDIX A: DETAILS ABOUT THE UNDERLYING FUNDS' INVESTMENT
                         PRACTICES AND POLICIES....................................   33
                       APPENDIX B: DESCRIPTION OF RATINGS..........................   39

                          a brief preview of the funds

             WHAT ARE THE GOALS OF ONE GROUP INVESTOR FUNDS?
             The Funds are designed for a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds normally will invest in a diversified group of One Group mutual funds, which invest primarily in equity, fixed income and money market instruments. Shares are available for long-term investors, including tax-advantaged retirement accounts; the Funds should not be used for short-term trading purposes. Each Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. The underlying mutual funds in which the Funds will invest have the following characteristics:




                         One Group(R) Prime Money Market Fund........................    Money Market


                         One Group(R) Short-Term Bond Fund...........................    Fixed Income


                         One Group(R) Intermediate Bond Fund.........................    Fixed Income


                         One Group(R) Income Bond Fund...............................    Fixed Income


                         One Group(R) Bond Fund......................................    Fixed Income


                         One Group(R) Government Bond Fund...........................    Fixed Income


                         One Group(R) Ultra Short-Term Bond Fund.....................    Fixed Income


                         One Group(R) High Yield Bond Fund...........................    Fixed Income


                         One Group(R) Mid Cap Value Fund.............................    Equity


                         One Group(R) International Equity Index Fund................    Equity


                         One Group(R) Diversified International Fund.................    Equity


                         One Group(R) Large Cap Growth Fund..........................    Equity


                         One Group(R) Large Cap Value Fund...........................    Equity


                         One Group(R) Mid Cap Growth Fund............................    Equity


                         One Group(R) Diversified Mid Cap Fund.......................    Equity


                         One Group(R) Diversified Equity Fund........................    Equity


                         One Group(R) Small Cap Growth Fund..........................    Equity


                         One Group(R) Small Cap Value Fund...........................    Equity


                         One Group(R) Equity Income Fund.............................    Equity


                         One Group(R) Equity Index Fund..............................    Equity


             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The investments of each Fund are concentrated in the underlying funds, so each Fund's investment performance is directly related to the performance of the underlying funds. Each Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, each Fund must allocate its investments among the underlying funds. As a result, the Funds do not have the same flexibility to invest as a mutual fund without such constraints. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With One Group Mutual Funds" will provide more information. Class I shares are not available to Individual Retirement Accounts ("IRA").

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at
             1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared monthly and distributed on the first business day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. Banc One Investment Advisors also serves as the advisor to the underlying mutual funds, for which it receives a fee.

2
    One Group(R)

Investor Growth Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks long-term capital
appreciation by investing primarily
in a diversified group of One Group
mutual funds which invest primarily
in equity securities.
LOGO INVESTMENT STRATEGY
The Fund invests 80% to 100% of its
total assets in twelve One Group
mutual funds of which invest
primarily in equity securities, up
to 20% of its total assets in seven
One Group mutual funds that invest
primarily in fixed income
securities, and up to 10% of its
total assets in one One Group money
market fund. The Fund also may hold
cash and cash equivalents.
LOGO PORTFOLIO SECURITIES
The Fund will invest in the
underlying mutual funds within the
following range:




One Group(R) Prime Money Market Fund                0-10%


One Group(R) Short-Term Bond Fund                   0-20%


One Group(R) Intermediate Bond Fund                 0-20%


One Group(R) Income Bond Fund                       0-20%


One Group(R) Bond Fund                              0-20%


One Group(R) High Yield Bond Fund                   0-20%


One Group(R) Government Bond Fund                   0-20%


One Group(R) Ultra Short-Term Bond Fund             0-20%


One Group(R) Mid Cap Value Fund                     0-40%


One Group(R) International Equity Index Fund        0-40%


One Group(R) Diversified International Fund         0-40%


One Group(R) Large Cap Growth Fund                  0-48%


One Group(R) Large Cap Value Fund                   0-55%


One Group(R) Mid Cap Growth Fund                    0-40%


One Group(R) Diversified Mid Cap Fund               0-40%


One Group(R) Diversified Equity Fund                0-50%


One Group(R) Small Cap Growth Fund                  0-40%


One Group(R) Small Cap Value Fund                   0-40%


One Group(R) Equity Income Fund                     0-50%


One Group(R) Equity Index Fund                      0-50%


LOGO RISK CONSIDERATIONS

The Fund's investments are
concentrated in other mutual funds,
so the Fund's investment performance
is directly related to the
performance of those mutual funds.
In addition, as a matter of
fundamental policy, the Fund must
allocate its investments primarily
among the mutual funds. As a result,
the Fund's investment flexibility is
limited. The Fund may invest in a
mutual fund which invests in medium
or lower grade bonds, which can be
volatile. Medium and lower grade
bonds are speculative. See "Special
Risk Considerations."


 SHAREHOLDER EXPENSES

    SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C    CLASS I

    Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price)                       5.25%      none      none     none

    Maximum Sales Charge Imposed on
     Purchases

    Maximum Contingent Deferred Sales
     Charge (as a percentage of original
     purchase price or redemption
     proceeds, as applicable)               none(2)  5.00%     1.00%     none

    Redemption Fees                         none      none      none     none

    Exchange Fees                           none      none      none     none

    ANNUAL OPERATING EXPENSES (as a
     percentage of average daily net
     assets) (3)

    Investment Advisory Fees                .05%      .05%      .05%     .05%

    12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%     none

    Other Expenses                          .15%      .15%      .15%     .15%

    Total Fund Operating Expenses (after
    fee waivers) (5)                       .45%     1.20%     1.20%      .20%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.


(4) Due to 12b-1 fees, long-term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.



(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be .55% for Class A shares.



The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart
                                   provides the expense ratio for each
                                   underlying fund in which the Fund invests
                                   (based on the current fund prospectus).
                                   Some of these expense ratios may include a voluntary reduction of investment advisory fees.



                   NAME OF             EXPENSE            NAME OF                   EXPENSE
               UNDERLYING FUND          RATIO         UNDERLYING FUND                RATIO




         One Group(R) Prime Money                     One Group(R) Diversified
          Market Fund                    .52%         International Fund            1.02%



         One Group(R) Short-Term Bond                 One Group(R) Large Cap
          Fund                           .53%          Growth Fund                   .92%



         One Group(R) Intermediate                    One Group(R) Large Cap
          Bond Fund                      .58%          Value Fund                   1.00%



         One Group(R) Income Bond                     One Group(R) Mid Cap
          Fund                           .62%          Growth Fund                  1.00%



         One Group(R) Bond Fund          .60%         One Group(R) Diversified
                                                       Mid Cap Fund                  .86%


         One Group(R) High Yield Bond                 One Group(R) Divesified
          Fund                           .87%          Equity Fund                   .96%



         One Group(R) Government Bond                 One Group(R) Small Cap
          Fund                           .69%          Growth Fund                  1.05%



         One Group(R) Ultra                           One Group(R) Small Cap
          Short-Term Bond Fund           .55%          Value Fund                    .91%



         One Group(R) Mid Cap Value                   One Group(R) Equity
          Fund                           .94%          Income Fund                   .80%


         One Group(R) International                   One Group(R) Equity
          Equity Index Fund              .95%          Index Fund                    .36%



After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average
                                   weighted expense ratio for Class A shares is 1.28%, for Class B shares is 2.03%, for Class C shares is 2.03%, and for Class I shares is 1.03%. The following examples were calculated using the combined total operating expenses.



 EXAMPLE


An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charges; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.


                                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A               $ 65      $ 91       $119        $199

                                                              Class A (without
                                                               fee waiver)          $ 67      $ 96       $128        $218

                                                              Class B               $ 71      $ 94       $129        $217

                                                              Class B (without
                                                               fee waiver)          $ 71      $ 96       $133        $228

                                                              Class C               $ 31      $ 64       $109        $236

                                                              Class C (without
                                                               fee waiver)          $ 31      $ 66       $113        $244

                                                              Class I               $ 11      $ 33       $ 57        $126

                                                              Class I (without
                                                               fee waiver)          $ 11      $ 35       $ 61        $135



Assuming no redemption the end of each time period, the dollar amounts in the above example would be as follows:


                                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A               $ 65      $ 91       $119        $199

                                                              Class A (without
                                                               fee waiver)          $ 67      $ 96       $128        $218

                                                              Class B               $ 21      $ 64       $109        $217

                                                              Class B (without
                                                               fee waiver)          $ 21      $ 66       $113        $228

                                                              Class C               $ 21      $ 64       $109        $236

                                                              Class C (without
                                                               fee waiver)          $ 21      $ 66       $113        $244

                                                              Class I               $ 11      $ 33       $ 57        $126

                                                              Class I (without
                                                               fee waiver)          $ 11      $ 35       $ 61        $135



Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

                                                                               3
One Group(R) Investor Growth Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                               DECEMBER 10, 1996
                                                               YEAR ENDED           THROUGH
CLASS I                                                      JUNE 30, 1998    June 30, 1997(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.25            $10.00
------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                              0.12              0.09
 Net realized and unrealized gains (losses) from investments        2.49              1.25
------------------------------------------------------------------------------------------------
Total from Investment Activities                                    2.61              1.34
------------------------------------------------------------------------------------------------
Distributions:
 From net investment income                                        (0.12)            (0.09)
 From net realized gain                                            (0.35)               --
------------------------------------------------------------------------------------------------
Total Distributions                                                (0.47)            (0.09)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 13.39            $11.25
------------------------------------------------------------------------------------------------
Total Return                                                       23.81%            13.50%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                                $86,355          $31,318
 Ratio of expenses to average net assets                            0.20%             0.20%(c)
 Ratio of net investment income to average net assets               1.04%             1.70%(c)
 Ratio of expenses to average net assets*                           0.36%             0.77%(c)
 Ratio of net investment income to average net assets*              0.88%             1.13%(c)
 Portfolio turnover (d)                                             4.05%            18.49%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                               DECEMBER 10, 1996
                                                               YEAR ENDED           THROUGH
CLASS A                                                      JUNE 30, 1998    June 30, 1997(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.21            $ 10.00
------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                              0.10               0.07
 Net realized and unrealized gains (losses) from investments        2.47               1.21
------------------------------------------------------------------------------------------------
Total from Investment Activities                                    2.57               1.28
------------------------------------------------------------------------------------------------
Distributions:
 From net investment income                                        (0.10)             (0.07)
 From net realized gain                                            (0.35)                --
------------------------------------------------------------------------------------------------
Total Distributions                                                (0.45)             (0.07)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 13.33            $ 11.21
------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               23.44%             12.84%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                                $55,057            $4,439
 Ratio of expenses to average net assets                            0.45%              0.46%(c)
 Ratio of net investment income to average net assets               0.78%              1.82%(c)
 Ratio of expenses to average net assets*                           0.70%              1.62%(c)
 Ratio of net investment income to average net assets*              0.53%              0.66%(c)
 Portfolio turnover (d)                                             4.05%             18.49%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

4
One Group(R) Investor Growth Fund    Financial Highlights

                                                                               DECEMBER 10, 1996
                                                               YEAR ENDED           THROUGH
CLASS B                                                       JUNE 30, 1998    June 30, 1997(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.34            $ 10.00
------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                              0.02               0.04
 Net realized and unrealized gains (losses) from investments        2.48               1.34
------------------------------------------------------------------------------------------------
Total from Investment Activities                                    2.50               1.38
------------------------------------------------------------------------------------------------
Distributions:
 From net investment income                                        (0.02)             (0.04)
 Net realized gains                                                (0.35)                --
------------------------------------------------------------------------------------------------
Total Distributions                                                (0.37)             (0.04)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 13.47            $ 11.34
------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               22.52%             13.88%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                               $70,515            $ 7,651
 Ratio of expenses to average net assets                            1.20%              1.20%(c)
 Ratio of net investment income to average net assets               0.04%              0.97%(c)
 Ratio of expenses to average net assets*                           1.35%              2.18%(c)
 Ratio of net investment income to average net assets*              (0.11)%                (0.01)%(c)
 Portfolio turnover (d)                                             4.05%             18.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                   YEAR ENDED
CLASS C                                                         June 30, 1998(a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $11.25
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                                 0.02
 Net realized and unrealized gains (losses) from investments           2.45
--------------------------------------------------------------------------------
Total from Investment Activities                                       2.47
--------------------------------------------------------------------------------
Distributions:
 Net investment income                                                (0.03)
 From net realized gains                                              (0.35)
--------------------------------------------------------------------------------
Total Distributions                                                   (0.38)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $13.34
--------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                  22.42%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                                   $8,772
 Ratio of expenses to average net assets                               1.20%
 Ratio of net investment income to average net assets                  0.04%
 Ratio of expenses to average net assets*                              1.35%
 Ratio of net investment income to average net assets*                 (0.11)%
 Portfolio turnover (b)                                                4.05%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations on July 1, 1997. (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                               5
    One Group(R)
Investor Growth & Income Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks long-term capital
appreciation and growth of income by
investing primarily in a diversified
group of One Group mutual funds
which invest primarily in equity
securities.
LOGO INVESTMENT STRATEGY
The Fund invests 60% to 80% of its
total assets in twelve One Group
mutual funds of which invest
primarily in equity securities, 20%
to 40% of its total assets in seven
One Group mutual funds that invest
primarily in fixed income
securities, and up to 10% of its
total assets in one One Group money
market fund. The Fund also may hold
cash and cash equivalents.
LOGO PORTFOLIO SECURITIES

The Fund will invest in the
underlying mutual funds within the
following ranges:


One Group(R) Prime Money Market Fund                  0-10%
One Group(R) Short-Term Bond Fund                     0-30%
One Group(R) Intermediate Bond Fund                   0-30%
One Group(R) Income Bond Fund                         0-30%

One Group(R) Bond Fund                                0-30%


One Group(R) High Yield Bond Fund                     0-30%


One Group(R) Government Bond Fund                     0-30%


One Group(R) Ultra Short-Term Bond Fund               0-30%


One Group(R) Mid Cap Value Fund                       0-40%


One Group(R) International Equity Index Fund          0-40%


One Group(R) Diversified International Fund           0-40%


One Group(R) Large Cap Growth Fund                    0-50%


One Group(R) Large Cap Value Fund                     0-60%


One Group(R) Mid Cap Growth Fund                      0-40%


One Group(R) Diversified Mid Cap Fund                 0-40%


One Group(R) Diversified Equity Fund                  0-60%


One Group(R) Small Cap Growth Fund                    0-40%


One Group(R) Small Cap Value Fund                     0-40%


One Group(R) Equity Income Fund                       0-60%


One Group(R) Equity Index Fund                        0-60%


LOGO RISK CONSIDERATIONS
The Fund's investments are
concentrated in other mutual funds,
so the Fund's investment performance
is directly related to the
performance of those mutual funds.
In addition, as a matter of
fundamental policy, the Fund must
allocate its investments primarily
among the mutual funds. As a result,
the Fund's investment flexibility is
limited. The Fund may invest in a
mutual fund which invests in medium
or lower grade bonds, which can be
volatile. Medium and lower grade
bonds are speculative. See "Special
Risk Considerations."

 SHAREHOLDER EXPENSES

    SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C      CLASS I

    Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price)                       5.25%      none      none       none

    Maximum Contingent Deferred Sales
     Charge (as a percentage of original
     purchase price or redemption
     proceeds, as applicable)               none(2)  5.00%     1.00%       none

    Redemption Fees                         none      none      none       none

    Exchange Fees                           none      none      none       none

    ANNUAL OPERATING EXPENSES

     (as a percentage of average daily
       net assets) (3)

    Investment Advisory Fees                .05%      .05%      .05%       .05%

    12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%       none

    Other Expenses                          .15%      .15%      .15%       .15%

    Total Operating Expenses (after fee
     waivers) (5)                           .45%     1.20%     1.20%       .20%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.


(4) Due to 12b-1 fees, long-term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.


(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be .55% for Class A shares.

The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart
                                   provides the expense ratio for each
                                   underlying fund (based on the current
                                   fund prospectus). Some of these expense
                                   ratios may include a voluntary reduction of investment advisory fees.


                  NAME OF             EXPENSE             NAME OF                   EXPENSE
              UNDERLYING FUND          RATIO           UNDERLYING FUND               RATIO




        One Group(R) Prime Money                       One Group(R) Diversified
         Market Fund                    .52%            International Fund          1.02%



        One Group(R) Short-Term Bond                   One Group(R) Large Cap
         Fund                           .53%            Growth Fund                  .92%



        One Group(R) Intermediate                      One Group(R) Large Cap
         Bond Fund                      .58%            Value Fund                  1.00%



        One Group(R) Income Bond                       One Group(R) Mid Cap
         Fund                           .62%            Growth Fund                 1.00%



        One Group(R) Bond Fund          .60%           One Group(R) Diversified
                                                        Mid Cap Fund                 .86%


        One Group(R) High Yield Bond                   One Group(R) Diversified
         Fund                           .87%            Equity Fund                  .96%



        One Group(R) Government Bond                   One Group(R) Small Cap
         Fund                           .69%            Growth Fund                 1.05%



        One Group(R) Ultra                             One Group(R) Small Cap
         Short-Term Bond Fund           .55%            Value Fund                   .91%



        One Group(R) Mid Cap Value                     One Group(R) Equity
         Fund                           .94%            Income Fund                  .80%


        One Group(R) International                     One Group(R) Equity
         Equity Index Fund              .95%            Index Fund                   .36%



After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average
                                   weighted expense ratios for Class A
                                   shares is 1.26%, for Class B shares is
                                   2.01%, for Class C shares is 2.01%, and
                                   for Class I shares is 1.01%. The
                                   following examples were calculated using combined total operating expenses.


 EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charges; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.


                                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A               $ 65      $ 90       $118        $197

                                                              Class A (without
                                                               fee waiver)          $ 66      $ 96       $128        $217

                                                              Class B               $ 70      $ 93       $128        $214

                                                              Class B (without
                                                               fee waiver)          $ 71      $ 96       $133        $227

                                                              Class C               $ 30      $ 63       $108        $234

                                                              Class C (without
                                                               fee waiver)          $ 31      $ 66       $113        $243

                                                              Class I               $ 10      $ 32       $ 56        $124

                                                              Class I (without
                                                               fee waiver)          $ 11      $ 35       $ 61        $134



Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:


                                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A               $ 65      $ 90       $118        $197

                                                              Class A (without
                                                               fee waiver)          $ 66      $ 96       $128        $217

                                                              Class B               $ 20      $ 63       $108        $214

                                                              Class B (without
                                                               fee waiver)          $ 21      $ 66       $113        $227

                                                              Class C               $ 20      $ 63       $108        $234

                                                              Class C (without
                                                               fee waiver)          $ 21      $ 66       $113        $243

                                                              Class I               $ 10      $ 32       $ 56        $124

                                                              Class I (without
                                                               fee waiver)          $ 11      $ 35       $ 61        $134



Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 Years" examples above reflect the conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

6
One Group(R) Investor Growth & Income Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                   DECEMBER 10, 1996
                                                               YEAR ENDED               THROUGH
CLASS I                                                       JUNE 30, 1998        June 30, 1997(a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.93                $ 10.00
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                             0.25                   0.15
  Net realized and unrealized gains from investments                1.92                   0.93
----------------------------------------------------------------------------------------------------
Total from Investment Activities                                    2.17                   1.08
----------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                       (0.25)                 (0.15)
  Net realized gain                                                (0.28)                     --
----------------------------------------------------------------------------------------------------
Total Distributions                                                (0.53)                 (0.15)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 12.57                $ 10.93
----------------------------------------------------------------------------------------------------
Total Return                                                       20.34%                 10.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $98,060                $43,660
  Ratio of expenses to average net assets                           0.20%                  0.20%(c)
  Ratio of net investment income to average net assets              2.17%                  2.78%(c)
  Ratio of expenses to average net assets*                          0.34%                  0.66%(c)
  Ratio of net investment income to average net assets*             2.03%                  2.32%(c)
  Portfolio turnover (d)                                           11.38%                 18.07%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                   DECEMBER 10, 1996
                                                               YEAR ENDED               THROUGH
CLASS A                                                       JUNE 30, 1998        June 30, 1997(a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.02                $ 10.00
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                             0.22                   0.12
  Net realized and unrealized gains from investments                1.95                   1.02
----------------------------------------------------------------------------------------------------
Total from Investment Activities                                    2.17                   1.14
----------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                       (0.22)                 (0.12)
  Net realized gain                                                (0.28)                    --
----------------------------------------------------------------------------------------------------
Total Distributions                                                (0.50)                 (0.12)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 12.69                $ 11.02
----------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               20.18%                 11.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $39,874                $ 4,262
  Ratio of expenses to average net assets                           0.45%                  0.46%(c)
  Ratio of net investment income to average net assets              1.91%                  2.67%(c)
  Ratio of expenses to average net assets*                          0.67%                  1.26%(c)
  Ratio of net investment income to average net assets*             1.69%                  1.87%(c)
  Portfolio turnover (d)                                           11.38%                 18.07%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                               7
One Group(R) Investor Growth & Income Fund    Financial Highlights

                                                                                   DECEMBER 10, 1996
                                                               YEAR ENDED               THROUGH
CLASS B                                                       JUNE 30, 1998        June 30, 1997(a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.00                $ 10.00
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                             0.14                   0.09
  Net realized and unrealized gains from investments                1.92                   1.00
----------------------------------------------------------------------------------------------------
Total from Investment Activities                                    2.06                   1.09
----------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                       (0.14)                 (0.09)
  Net realized gain                                                (0.28)                    --
----------------------------------------------------------------------------------------------------
Total Distributions                                                (0.42)                 (0.09)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 12.64                $ 11.00
----------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               19.13%                 11.02%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $85,468                $ 8,896
  Ratio of expenses to average net assets                           1.20%                  1.21%(c)
  Ratio of net investment income to average net assets              1.15%                  1.94%(c)
  Ratio of expenses to average net assets*                          1.32%                  1.89%(c)
  Ratio of net investment income to average net assets*             1.03%                  1.26%(c)
  Portfolio turnover (d)                                           11.38%                 18.07%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                 YEAR ENDED
CLASS C                                                       June 30, 1998(a)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.93
------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                              0.14
  Net realized and unrealized gains (losses) from
    investments                                                      1.90
------------------------------------------------------------------------------
Total from Investment Activities                                     2.04
------------------------------------------------------------------------------
Distributions:
  Net investment income                                             (0.15)
  Net realized gains                                                (0.28)
------------------------------------------------------------------------------
Total Distributions                                                 (0.43)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $12.54
------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                19.08%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                $6,429
  Ratio of expenses to average net assets                            1.20%
  Ratio of net investment income to average net assets               1.14%
  Ratio of expenses to average net assets*                           1.31%
  Ratio of net investment income to average net assets*              1.03%
  Portfolio turnover (b)                                            11.38%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations on July 1, 1997. (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

8
    One Group(R)

Investor Balanced Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks high total return
consistent with the preservation of
capital by investing primarily in a
diversified group of One Group
mutual funds which invest primarily
in equity and fixed income
securities.
LOGO INVESTMENT STRATEGY
The Fund invests 40% to 60% of its
total assets in twelve One Group
mutual funds which invest primarily
in equity securities, 40% to 60% of
its total assets in seven One Group
mutual funds which invest primarily
in fixed income securities, and up
to 10% of its total assets in one
One Group money market fund. The
Fund also may hold cash and cash
equivalents.
LOGO PORTFOLIO SECURITIES
The Fund will invest in the
underlying mutual funds within the
following range:


One Group(R) Prime Money Market Fund                0-10%
One Group(R) Short-Term Bond Fund                   0-50%
One Group(R) Intermediate Bond Fund                 0-50%
One Group(R) Income Bond Fund                       0-50%
One Group(R) Bond Fund                              0-50%
One Group(R) High Yield Bond Fund                   0-30%
One Group(R) Government Bond Fund                   0-50%
One Group(R) Ultra Short-Term Bond Fund             0-50%
One Group(R) Mid Cap Value Fund                     0-30%
One Group(R) International Equity Index Fund        0-30%
One Group(R) Diversified International Fund         0-30%
One Group(R) Large Cap Growth Fund                  0-40%
One Group(R) Large Cap Value Fund                   0-50%
One Group(R) Mid Cap Growth Fund                    0-30%
One Group(R) Diversified Mid Cap Fund               0-30%
One Group(R) Diversified Equity Fund                0-40%
One Group(R) Small Cap Growth Fund                  0-30%
One Group(R) Small Cap Value Fund                   0-30%
One Group(R) Equity Income Fund                     0-40%
One Group(R) Equity Index Fund                      0-40%


LOGO RISK CONSIDERATIONS
The Fund's investments are
concentrated in other mutual funds,
so the Fund's investment performance
is directly related to the
performance of those mutual funds.
In addition, as a matter of
fundamental policy, the Fund must
allocate its investments primarily
among the mutual funds. As a result,
the Fund's investment flexibility is
limited. The Fund may invest in a
mutual fund which invests in medium
or lower grade bonds, which can be
volatile. See "Special Risk
Considerations."

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C   CLASS I


Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price)                       5.25%      none      none    none

Maximum Contingent Deferred Sales
 Charge (as a percentage of original
 purchase price or redemption
 proceeds, as applicable)               none(2)  5.00%     1.00%    none

Redemption Fees                         none      none      none    none

Exchange Fees                           none      none      none    none

ANNUAL OPERATING EXPENSES (as a
 percentage of average daily net
 assets) (3)

Investment Advisory Fees                .05%      .05%      .05%    .05%

12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%    none

Other Expenses                          .15%      .15%      .15%    .15%

Total Operating Expenses (after fee
 waivers) (5)                           .45%     1.20%     1.20%    .20%




(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.


(4) Due to 12b-1 fees, long term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.



(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be .55% for Class A shares.



The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart provides the expense ratio for each underlying fund in which the Fund invests (based on the current fund prospectus). Some of these expense ratios may include a voluntary reduction of investment advisory fees.



          NAME OF             EXPENSE          NAME OF                           EXPENSE
      UNDERLYING FUND          RATIO         UNDERLYING FUND                      RATIO

One Group(R) Prime Money                        One Group(R) Diversified
 Market Fund                        .52%        International Fund                    1.02%

One Group(R) Short-Term Bond
 Fund                               .53%        One Group(R) Large Cap Growth Fund     .92%

One Group(R) Intermediate
 Bond Fund                          .58%        One Group(R) Large Cap Value Fund     1.00%

One Group(R) Income Bond
 Fund                               .62%        One Group(R) Mid Cap Growth Fund      1.00%

One Group(R) Bond Fund              .60%        One Group(R) Diversified Mid Cap
                                                Fund                                   .86%
One Group(R) High Yield Bond                    One Group(R) Diversified Equity
 Fund                               .87%        Fund                                   .96%

One Group(R) Government Bond                   One Group(R) Small Cap Growth Fund    1.05%
 Fund                               .69%
One Group(R) Ultra                             One Group(R) Small Cap Value Fund      .91%
 Short-Term Bond Fund               .55%

One Group(R) Mid Cap Value                     One Group(R) Equity Income Fund        .80%
 Fund                               .94%

One Group(R) International                     One Group(R) Equity Index Fund         .36%
 Equity Index Fund                  .95%




After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio for Class A shares is 1.22%, for Class B shares is 1.97%, for Class C shares is 1.97%, and for Class I shares is .97%. The following examples were calculated using the combined total operating expenses.


 EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charges; (2) 5% annual return; and (3) redemption at the end of each time period.


                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

          Class A               $ 64      $ 89       $116        $192

          Class A (without
           fee waiver)          $ 66      $ 95       $127        $215

          Class B               $ 70      $ 92       $126        $210

          Class B (without
           fee waiver)          $ 71      $ 95       $132        $224

          Class C               $ 30      $ 62       $106        $230

          Class C (without
           fee waiver)          $ 31      $ 65       $112        $241

          Class I               $ 10      $ 31       $ 54        $119

          Class I (without
           fee waiver)          $ 11      $ 34       $ 60        $132



Assuming no redemption at the end of the time period, the dollar amounts in the above example would be as follows:


                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

          Class A               $ 64      $ 89       $116        $192

          Class A (without
           fee waiver)          $ 66      $ 95       $127        $215

          Class B               $ 20      $ 62       $106        $210

          Class B (without
           fee waiver)          $ 21      $ 65       $112        $224

          Class C               $ 20      $ 62       $106        $230

          Class C (without
           fee waiver)          $ 21      $ 65       $112        $241

          Class I               $ 10      $ 31       $ 54        $119

          Class I (without
           fee waiver)          $ 11      $ 34       $ 60        $132



Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               9
One Group(R) Investor Balanced Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                               DECEMBER 10, 1996
                                                               YEAR ENDED           THROUGH
CLASS I                                                       JUNE 30, 1998    JUNE 30, 1997(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.63            $ 10.00
------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                              0.37               0.21
 Net realized and unrealized gains from investments                 1.39               0.63
------------------------------------------------------------------------------------------------
Total from Investment Activities                                    1.76               0.84
------------------------------------------------------------------------------------------------
Distributions:
 From net investment income                                        (0.36)             (0.21)
 Net realized gains                                                (0.22)                --
------------------------------------------------------------------------------------------------
Total Distributions                                                (0.58)             (0.21)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.81            $ 10.63
------------------------------------------------------------------------------------------------
Total Return                                                       17.02%              8.48%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                               $93,557                 $72,155
 Ratio of expenses to average net assets                            0.20%              0.20%(c)
 Ratio of net investment income to average net assets               3.31%              3.84%(c)
 Ratio of expenses to average net assets*                           0.32%              0.56%(c)
 Ratio of net investment income to average net assets*              3.19%              3.48%(c)
 Portfolio turnover (d)                                             9.71%             12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                               DECEMBER 10, 1996
                                                               YEAR ENDED           THROUGH
CLASS A                                                       JUNE 30, 1998    JUNE 30, 1997(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.66            $ 10.00
------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                              0.34               0.17
 Net realized and unrealized gains from investments                 1.39               0.66
------------------------------------------------------------------------------------------------
Total from Investment Activities                                    1.73               0.83
------------------------------------------------------------------------------------------------
Distributions:
 From net investment income                                        (0.34)             (0.17)
 Net realized gains                                                (0.22)                --
------------------------------------------------------------------------------------------------
Total Distributions                                                (0.56)             (0.17)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.83            $ 10.66
------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               16.62%              8.41%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                            $32,605                $2,176
 Ratio of expenses to average net assets                            0.45%              0.47%(c)
 Ratio of net investment income to average net assets               3.01%              3.78%(c)
 Ratio of expenses to average net assets*                           0.66%              1.12%(c)
 Ratio of net investment income to average net assets*              2.80%              3.13%(c)
 Portfolio turnover (d)                                             9.71%             12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

10

One Group(R) Investor Balanced Fund    Financial Highlights

                                                                               DECEMBER 10, 1996
                                                               YEAR ENDED           THROUGH
CLASS B                                                       JUNE 30, 1998    JUNE 30, 1997(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.65            $ 10.00
------------------------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                              0.26               0.16
 Net realized and unrealized gains from investments                 1.39               0.65
------------------------------------------------------------------------------------------------
Total from Investment Activities                                    1.65               0.81
------------------------------------------------------------------------------------------------
Distributions:
 From net investment income                                        (0.26)             (0.16)
 Net realized gains                                                (0.22)                --
------------------------------------------------------------------------------------------------
Total Distributions                                                (0.48)             (0.16)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.82            $ 10.65
------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               15.85%              8.22%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                            $70,463                $5,672
 Ratio of expenses to average net assets                            1.20%              1.22%(c)
 Ratio of net investment income to average net assets               2.26%              2.93%(c)
 Ratio of expenses to average net assets*                           1.31%              1.73%(c)
 Ratio of net investment income to average net assets*              2.15%              2.42%(c)
 Portfolio turnover (d)                                             9.71%             12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                    YEAR ENDED
CLASS C                                                          June 30, 1998(a)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.63
---------------------------------------------------------------------------------
Investment Activities:
 Net investment income                                                  0.26
 Net realized and unrealized gains (losses) from investments            1.37
---------------------------------------------------------------------------------
Total from Investment Activities                                        1.63
---------------------------------------------------------------------------------
Distributions:
 Net investment income                                                 (0.27)
 Net realized gains                                                    (0.22)
---------------------------------------------------------------------------------
Total Distributions                                                    (0.49)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $11.77
---------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                   15.66%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)                                     $6,653
 Ratio of expenses to average net assets                                1.20%
 Ratio of net investment income to average net assets                   2.24%
 Ratio of expenses to average net assets*                               1.30%
 Ratio of net investment income to average net assets*                  2.14%
 Portfolio turnover (b)                                                 9.71%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations on July 1, 1997. (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                              11
    One Group(R)

Investor Conservative Growth Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks income and capital
appreciation by investing primarily
in a diversified group of One Group
mutual funds which invest primarily
in equity and fixed income
securities.
LOGO INVESTMENT STRATEGY
The Fund invests 20% to 40% of its
total assets in twelve One Group
mutual funds which invest primarily
in equity securities, 60% to 80% of
its total assets in seven One Group
mutual funds which invest primarily
in fixed income securities, and up
to 10% of its total assets in one
One Group money market fund. The
Fund also may hold cash and cash
equivalents.
LOGO PORTFOLIO SECURITIES
The Fund will invest in the
underlying mutual funds within the
following range:




One Group(R) Prime Money Market Fund                0-10%


One Group(R) Short-Term Bond Fund                   0-70%


One Group(R) Intermediate Bond Fund                 0-70%


One Group(R) Income Bond Fund                       0-70%


One Group(R) Bond Fund                              0-70%


One Group(R) High Yield Bond Fund                   0-15%


One Group(R) Government Bond Fund                   0-70%


One Group(R) Ultra Short-Term Bond Fund             0-70%


One Group(R) Mid Cap Value Fund                     0-20%


One Group(R) International Equity Index Fund        0-20%


One Group(R) Diversified International Fund         0-20%


One Group(R) Large Cap Growth Fund                  0-20%


One Group(R) Large Cap Value Fund                   0-20%


One Group(R) Mid Cap Growth Fund                    0-20%


One Group(R) Diversified Mid Cap Fund               0-20%


One Group(R) Diversified Equity Fund                0-20%


One Group(R) Small Cap Growth Fund                  0-20%


One Group(R) Small Cap Value Fund                   0-20%


One Group(R) Equity Income Fund                     0-20%


One Group(R) Equity Index Fund                      0-20%


LOGO RISK CONSIDERATIONS
The Fund's investments are
concentrated in other mutual funds,
so the Fund's investment performance
is directly related to the
performance of those mutual funds.
In addition, as a matter of
fundamental policy, the Fund must
allocate its investments primarily
among the mutual funds. As a result,
the Fund's investment flexibility is
limited. The Fund may invest in a
mutual fund which invests in medium
or lower grade bonds, which can be
volatile. See "Special Risk
Considerations."

 SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C    CLASS I


Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price)                       5.25%      none      none     none

Maximum Contingent Deferred Sales
 Charge (as a percentage of original
 purchase price or redemption
 proceeds, as applicable)               none(2)  5.00%     1.00%     none

Redemption Fees                         none      none      none     none

Exchange Fees                           none      none      none     none

ANNUAL OPERATING EXPENSES (as a
 percentage of average daily net
 assets) (3)

Investment Advisory Fees                .05%      .05%      .05%     .05%

12b-1 Fees (after fee waiver) (4)       .25%     1.00%     1.00%     none

Other Expenses                          .15%      .15%      .15%     .15%

Total Operating Expenses (after fee
 waivers) (5)                           .45%     1.20%     1.20%     .20%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.


(4) Due to 12b-1 fees, long term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.



(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be .55% for Class A shares.



The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart
                                   provides the expense ratio for each
                                   underlying fund in which the Fund invests
                                   (based on the current fund prospectus).
                                   Some of these expense ratios may include a voluntary reduction of investment advisory fees.



                NAME OF             EXPENSE          NAME OF                  EXPENSE
            UNDERLYING FUND          RATIO       UNDERLYING FUND               RATIO




      One Group(R) Prime Money                   One Group(R) Diversified
       Market Fund                    .52%        International Fund          1.02%



      One Group(R) Short-Term Bond               One Group(R) Large Cap
       Fund                           .53%        Growth Fund                  .92%



      One Group(R) Intermediate                  One Group(R) Large Cap
       Bond Fund                      .58%        Value Fund                  1.00%



      One Group(R) Income Bond                   One Group(R) Mid Cap
       Fund                           .62%        Growth Fund                 1.00%



      One Group(R) Bond Fund          .60%       One Group(R) Diversified
                                                  Mid Cap Fund                 .86%


      One Group(R) High Yield Bond               One Group(R) Diversified
       Fund                           .87%        Equity Fund                  .96%



      One Group(R) Government Bond               One Group(R) Small Cap
       Fund                           .69%        Growth Fund                 1.05%



      One Group(R) Ultra                         One Group(R) Small Cap
       Short-Term Bond Fund           .55%        Value Fund                   .91%



      One Group(R) Mid Cap Value                 One Group(R) Equity
       Fund                           .94%        Income Fund                  .80%


      One Group(R) International                 One Group(R) Equity
       Equity Index Fund              .95%        Index Fund                   .36%



After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average
                                   weighted expense ratio for Class A shares is 1.15%, for Class B shares is 1.90%, for Class C shares is 1.90%, and for Class I shares is .90%. The following examples were calculated using the combined total operating expenses.


 EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charges; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.


                                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A               $ 64      $ 87       $112        $185

                                                              Class A (without
                                                               fee waiver)          $ 66      $ 94       $125        $212

                                                              Class B               $ 69      $ 90       $123        $203

                                                              Class B (without
                                                               fee waiver)          $ 71      $ 94       $130        $221

                                                              Class C               $ 29      $ 60       $103        $222

                                                              Class C (without
                                                               fee waiver)          $ 31      $ 64       $110        $238

                                                              Class I               $  9      $ 29       $ 50        $111

                                                              Class I (without
                                                               fee waiver)          $ 11      $ 33       $ 58        $128



Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:


                                                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS


                                                              Class A               $ 64      $ 87       $112        $185

                                                              Class A (without
                                                               fee waiver)          $ 66      $ 94       $125        $212

                                                              Class B               $ 19      $ 60       $103        $203

                                                              Class B (without
                                                               fee waiver)          $ 21      $ 64       $110        $221

                                                              Class C               $ 19      $ 60       $103        $222

                                                              Class C (without
                                                               fee waiver)          $ 21      $ 64       $110        $238

                                                              Class I               $  9      $ 29       $ 50        $111

                                                              Class I (without
                                                               fee waiver)          $ 11      $ 33       $ 58        $128



Class B shares automatically convert to Class A shares after eight (8)
                                   years. Therefore, the "10 Years" examples above reflect the conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL EXPENSES MAY BE GREATER OR
                                   LESS THAN THOSE SHOWN.

12
One Group(R) Investor Conservative Growth Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                   DECEMBER 10, 1996
                                                                  YEAR ENDED            THROUGH
CLASS I                                                          JUNE 30, 1998     June 30, 1997(a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.33             $ 10.00
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                0.46                0.26
  Net realized and unrealized gains (losses) from
    investments                                                        0.82                0.33
----------------------------------------------------------------------------------------------------
Total from Investment Activities                                       1.28                0.59
----------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                          (0.45)              (0.26)
  Net realized gains                                                  (0.10)                 --
----------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.55)              (0.26)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 11.06             $ 10.33
----------------------------------------------------------------------------------------------------
Total Return                                                          12.73%               6.00%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                 $30,352             $15,038
  Ratio of expenses to average net assets                              0.20%               0.20%(c)
  Ratio of net investment income to average net assets                 4.43%               4.92%(c)
  Ratio of expenses to average net assets*                             0.56%               1.46%(c)
  Ratio of net investment income to average net assets*                4.07%               3.66%(c)
  Portfolio turnover (d)                                               3.22%              28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                   DECEMBER 10, 1996
                                                                  YEAR ENDED            THROUGH
CLASS A                                                          JUNE 30, 1998     June 30, 1997(a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.32             $ 10.00
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                0.43                0.22
  Net realized and unrealized gains (losses) from
    investments                                                        0.82                0.32
----------------------------------------------------------------------------------------------------
Total from Investment Activities                                       1.25                0.54
----------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                          (0.43)              (0.22)
  Net realized gains                                                  (0.10)                 --
----------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.53)              (0.22)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $ 11.04             $ 10.32
----------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                  12.38%               5.46%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                 $12,538             $ 1,299
  Ratio of expenses to average net assets                              0.45%               0.47%(c)
  Ratio of net investment income to average net assets                 4.12%               4.76%(c)
  Ratio of expenses to average net assets*                             0.82%               3.05%(c)
  Ratio of net investment income to average net assets*                3.75%               2.18%(c)
  Portfolio turnover (d)                                               3.22%              28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                              13
One Group(R) Investor Conservative Growth Fund    Financial Highlights

                                                                                   DECEMBER 10, 1996
                                                               YEAR ENDED               THROUGH
CLASS B                                                       JUNE 30, 1998        June 30, 1997(a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.33                $ 10.00
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                             0.37                   0.19
  Net realized and unrealized gains (losses) from
    investments                                                     0.81                   0.33
----------------------------------------------------------------------------------------------------
Total from Investment Activities                                    1.18                   0.52
----------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                       (0.36)                 (0.19)
  Net realized gains                                               (0.10)                    --
----------------------------------------------------------------------------------------------------
Total Distributions                                                (0.46)                 (0.19)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 11.05                $ 10.33
----------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                               11.53%                  5.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                              $39,489                $ 2,616
  Ratio of expenses to average net assets                           1.20%                  1.21%(c)
  Ratio of net investment income to average net assets              3.37%                  4.06%(c)
  Ratio of expenses to average net assets*                          1.47%                  3.52%(c)
  Ratio of net investment income to average net assets*             3.10%                  1.75%(c)
  Portfolio turnover (d)                                            3.22%                 28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                       YEAR ENDED
CLASS C                                                             June 30, 1998(a)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.33
------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                    0.35
  Net realized and unrealized gains (losses) from
    investments                                                            0.81
------------------------------------------------------------------------------------
Total from Investment Activities                                           1.16
------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                   (0.36)
  Net realized gains                                                      (0.10)
------------------------------------------------------------------------------------
Total Distributions                                                       (0.46)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 11.03
------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      11.48%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                     $ 3,788
  Ratio of expenses to average net assets                                  1.20%
  Ratio of net investment income to average net assets                     3.39%
  Ratio of expenses to average net assets*                                 1.47%
  Ratio of net investment income to average net assets*                    3.12%
  Portfolio turnover (b)                                                   3.22%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations on July 1, 1997. (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              more about the funds

14

Illiquid Investments
----------------------------------------------------


Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.


Temporary Defensive Position
----------------------------------------------------

Banc One Investment Advisors may decide that because of market conditions the Funds should temporarily be invested in instruments other than the underlying mutual funds. Therefore, the Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. These securities include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers' acceptances, variable amount master demand notes and bank money market deposit accounts.

To the extent that the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

Special Risk Considerations
----------------------------------------------------

EQUITY FUNDS: Because equity funds invest primarily in equity securities, which fluctuate in value, the funds' shares will fluctuate in value. In addition, certain investment management techniques that the funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the funds to potentially greater risk of loss than more traditional equity investments.

FIXED INCOME FUNDS: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be able to handle sudden, and sometimes substantial, fluctuation in the value of your investment.


INTERNATIONAL FUNDS: Funds investing in foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the funds may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of investments in the funds. On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in euros. In addition, outstanding shares will be redenominated in euros. All government bonds issued by participating nations will be in euros, and outstanding government bonds will be redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the euro could adversely affect the value of the securities held by a Fund.


SMALL CAPITALIZATION FUNDS: Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

HIGH YIELD BOND FUNDS: High yield securities that are rated below investment grade or are unrated are commonly known as "junk bonds." These securities are considered speculative investments by major credit rating agencies. High yield bonds involve a greater risk of default and price volatility than U.S. government bonds and other high quality fixed-income securities. These debt instruments generally offer a higher current yield than that available from higher grade issuers, but typically involve greater risk. The yields on these bonds will fluctuate over time. Low rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturns or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

                 how to do business with One Group Mutual Funds

16

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4:00 p.m. Eastern Time ("ET"), will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B and Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares for six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

One Group Fund Direct IRA. One Group offers a retirement plan, and in 1999, may offer an education plan. These plans allow participants to defer taxes while their retirement and education savings grow. The education IRA requires a minimum investment of $500. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates). The minimum initial investment for an IRA is $250.

   - Subsequent investments must be at least $100 ($25 for employees of BANK ONE CORPORATION and its affiliates).

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:


   State Street Bank and Trust Company
   c/o One Group
   P.O. Box 8528
   Boston, MA 02266-8528

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:
  State Street Bank & Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167
  FBO One Group Fund (ex: One Group Investor Balanced Fund -- A)
  Your Account Number (ex: 123456789)
  Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

- You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

18

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

Sales Charges
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payment by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC. The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

 CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.


                       SALES CHARGE AS A %    SALES CHARGE AS A %   COMMISSION AS A %
  AMOUNT OF PURCHASE  OF THE OFFERING PRICE   OF YOUR INVESTMENT    OF OFFERING PRICE
  Less than $50,000           5.25%                  5.54%                4.75%
  $50,000-$99,999             4.50%                  4.71%                4.05%
  $100,000-$249,999           3.50%                  3.63%                3.05%
  $250,000-$499,999           2.50%                  2.56%                2.05%
  $500,000-$999,999           2.00%                  2.04%                1.60%
  $1,000,000*                 0.00%                  0.00%                0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.
 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    5.00%
          1-2                    4.00%
          2-3                    3.00%
          3-4                    3.00%
          4-5                    2.00%
          5-6                    1.00%
      more than 6                0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    1.00%
    After first year              None

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated
- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

- If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Sales Charge
Reductions
and Waivers
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

20

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - One Group.

   - BANK ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a One Group Fund and such sub-advisor's subsidiaries and affiliates.


4. Bought by:

   - Affiliates of BANK ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

   - Accounts which participate in select affinity programs with BANK ONE CORPORATION and its subsidiaries and affiliates.


   - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."


   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent on the books and record of the broker or agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8. Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111, or your Shareholder Servicing Agent.

Exchanging Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the

22

sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  One Group
  c/o State Street Bank and Trust Company
  P.O. Box 8528
  Boston, MA 02266-8528

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank or

   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Class I shares and the Fund receives your redemption request by

  4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

- If you own Class B and Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.


- Call your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of BANK ONE CORPORATION and its affiliates.

- One Group may suspend your ability to redeem when:

   1. Trading on the NYSE is restricted.

   2. The NYSE is closed (other than weekend and holiday closings).

   3. The SEC has permitted a suspension.

   4. An emergency exists.

The Statement of Additional Information offers more detail about this process.


- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

                            shareholder information

24

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANK ONE CORPORATION (One First National Plaza, Chicago, Illinois, 60670), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Funds. This is because as of December 1, 1998, BANK ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Class I shares of the Funds.

Dividend Policies
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends monthly. Dividends are distributed on the first Business Day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of shares of the Funds generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS


Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).



A Fund's use of a fund-of-funds structure could affect the amount, timing and character of distributions to shareholders. See "Additional Tax Information Concerning the Funds of Funds" in the Statement of Additional Information.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.


TAXATION OF RETIREMENT PLANS


Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.


TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of the funds

26

THE FUNDS

Each Fund is a series of One Group, an open-end management investment company. One Group currently offers 49 separate Funds. Four of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets. For the fiscal year ended June 30, 1998, the Funds paid investment advisory fees of less than 0.01% of the average daily net assets of One Group Investor Conservative Growth Fund, and 0.031%, 0.037% and 0.041% of the average daily net assets of One Group Investor Growth Fund, One Group Investor Growth and Income Fund, and One Group Investor Balanced Fund, respectively.

No single person is responsible for managing the assets of the Funds. Rather, investment decisions for the Funds are made by committee. Banc One Investment Advisors also serves as the advisor to the underlying mutual funds, for which it receives a fee.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives an annual fee of .10% of each Fund's average daily net assets, on the first $500,000,000 in Fund assets. The fee declines to .075% on net assets between $500,000,000 and $1 billion, and to .05% on assets over $1 billion. The fee is calculated daily and paid monthly. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statementing, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with One Group's securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.


Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.


Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One

Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipate that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies

28

Investment Practices
----------------------------------------------------

The following is a brief description of the principal investment policies of the underlying funds.

ONE GROUP(R) PRIME MONEY MARKET FUND

One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and are treated as having a maturity of 397 days or less.

ONE GROUP(R) SHORT-TERM BOND FUND

One Group(R) Short-Term Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The Fund normally invests at least 80% of total assets in debt securities of all types with short to intermediate maturities. Debt securities include bonds, notes and other obligations. At least 65% of the Fund's total assets will consist of bonds rated in one of the four highest investment grade categories at the time of investment, or if unrated, determined by Banc One Investment Advisors to be of comparable quality, some of which may be subject to repurchase agreements. Many investments will satisfy both requirements. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks. This Fund was formerly called The One Group Limited Volatility Bond Fund.

ONE GROUP(R) INTERMEDIATE BOND FUND

One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Debt securities include bonds, notes and other obligations. At least 65% of the fund's total assets will consist of bonds rated in one of the four highest investment grade categories at the time of investment, or if unrated, determined by Banc One Investment Advisors to be of comparable quality, and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. Many investments will satisfy both requirements. The Fund also may invest in more speculative debt securities if they present attractive opportunities and are rated in the lowest investment grade category. The fund may also purchase taxable or tax-exempt municipal securities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. Up to 20% of the fund's total assets may be invested in preferred stocks.

ONE GROUP(R) INCOME BOND FUND

One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The Fund normally will invest at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. In addition, up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds" and "junk bonds." These securities are rated in the fifth or lower rating categories, for example, BB or lower by Standard & Poor's Corporation ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's"), and are considered to have speculative characteristics. Even though it may invest in debt securities in all rating categories, the Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range between five and twenty years. The Fund may shorten its effective weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

ONE GROUP(R) BOND FUND

One Group(R) Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities. The Fund invests in all types of debt securities rated as investment grade, as well as convertible securities, preferred stock, and loan participations. The Fund's average weighted maturity will normally range between four and twelve years, although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes. The Fund invests at least 65% of its total assets in debt securities of all types with intermediate to long maturities. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities.

ONE GROUP(R) HIGH YIELD BOND FUND

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund's weighted average maturity will normally range between five and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund normally invests at least 80% of the Fund's total assets in debt securities which are rated below investment grade or unrated, although the Fund may invest up to 100% of the Fund's total assets in such securities. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds," "below investment grade bonds" and "junk bonds." These securities are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.), and are considered to be speculative. The Fund also may invest up to 20% of its total assets in other securities, including investment grade debt securities. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

ONE GROUP(R) GOVERNMENT BOND FUND

One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund will limit its investments to securities issued by the U.S. Government and its agencies and instrumentalities or related to securities issued by the U.S. Government and its agencies and instrumentalities. At least 65% of the total assets of the Fund will be invested in obligations guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The average weighted maturity of the fund is expected to be between three and fifteen years, however, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions. The balance of the Fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities.

ONE GROUP(R) ULTRA SHORT-TERM BOND FUND

One Group(R) Ultra Short-Term Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund normally invests at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements. The Fund will maintain a maximum duration of approximately two years. This Fund was formerly called The One Group Ultra Short-Term Income Fund.

ONE GROUP(R) MID CAP VALUE FUND

One Group(R) Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund will invest mainly in equity securities with below-market average price-to-earnings and price-to-book value ratios. The issuer's soundness and earnings prospects also will be considered. If Banc One Investment Advisors determines that a company's fundamentals are declining or that the company's ability to pay dividends has been impaired, it likely will eliminate the Fund's holding of the company's stock. The Fund normally invests at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into

30

common stocks. The Fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents. This Fund was formerly called The One Group Disciplined Value Fund.

ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

One Group(R) International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index").((1)) The Fund normally will invest at least 65% of the value of its total assets in foreign equity securities, which are representative of the Index and secondarily in stock index futures. The Fund's investments will consist of common stocks (including sponsored and unsponsored American Depository Receipts) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts. No more than 10% of the fund's net assets will be held in cash or cash equivalents. The fund may invest up to 10% of its net assets in securities of emerging international markets. A substantial portion of the fund's assets will be denominated in foreign currencies.

ONE GROUP(R) DIVERSIFIED INTERNATIONAL FUND

One Group(R) Diversified International Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers. The Fund invests primarily in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global economic and political situation, as well as the securities markets of selected countries. In selecting individual securities, Banc One Investment Advisors attempts to track the performance of the individual country's stock market index. Banc One Investment Advisors uses its best judgment, experience and certain quantitative techniques to determine the countries in which the Fund will invest, as well as the amount invested in each country. Fund assets will be invested in at least three countries. The Fund will invest at least 65% of its total assets in foreign equity securities, consisting of common stocks (including American Depository Receipts), preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities. Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP(R) LARGE CAP GROWTH FUND

One Group(R) Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund will normally invest at least 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. To achieve its objective, the Fund will invest primarily in equity securities of large, well established companies with weighted average capitalization in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")((2)) The Fund may invest the remainder of its assets in nonconvertible fixed income securities, repurchase agreements, options and futures contracts, securities issued by the U.S. government and its agencies and instrumentalities, and cash equivalents. This Fund was formerly called The One Group Large Company Growth Fund.

ONE GROUP(R) LARGE CAP VALUE FUND

One Group(R) Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund will invest in equity securities of large capitalization companies that are believed to be selling below their long-term investment values. The average weighted market capitalization of the companies in which the Fund invests will normally exceed the median market capitalization of the S&P 500 Index. In addition, the Fund may invest in stock of companies which have "breakup" values well in excess of current market values or which have uniquely undervalued corporate assets. The Fund normally will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The remainder of the fund's assets will be held in cash equivalents. This Fund was formerly called The One Group Large Company Value Fund.

ONE GROUP(R) MID CAP GROWTH FUND

One Group(R) Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests

---------------

(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

(2) "S&P 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. At least 80% of the value of its total assets will be invested in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The Fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents. This Fund was formerly called The One Group Growth Opportunities Fund.

ONE GROUP(R) DIVERSIFIED MID CAP FUND

One Group(R) Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in equity securities of companies with market capitalizations of $500 million to $5 billion. Banc One Investment Advisors believes that there are many companies of this size with strong growth potential, stable market share, and an ability to quickly respond to new business opportunities, all of which increase their likelihood of obtaining superior levels of profitability and investment returns. The Fund normally invests at least 65% of its total assets in common and preferred stock, rights, warrants, convertible securities, and other equity securities. While the Fund invests primarily in securities of U.S. companies, up to 25% of its total assets may be invested in equity securities of foreign issuers. Up to 20% of the Fund's total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP(R) DIVERSIFIED EQUITY FUND

One Group(R) Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests primarily in common stocks of overlooked or undervalued companies that have the potential for earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across varied capitalization levels targeting both value and growth oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. The Fund normally will invest at least 65% of the value of its total assets in securities with the characteristics described above.

Although the Fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities cash and cash equivalents. This Fund was formerly called The One Group Value Growth Fund.

ONE GROUP(R) SMALL CAP GROWTH FUND

One Group(R) Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small capitalization companies. Generally, Banc One Investment Advisors selects a portfolio of companies with a capitalization equivalent to the median market capitalization of the S&P Small-Cap 600 Index,((3)) although the Fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the Fund's investment objective. At least 65% of the value of the Fund's total assets normally will be invested in securities with the characteristics described above. Up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents. This Fund was formerly called The One Group Small Capitalization Fund.

ONE GROUP(R) SMALL CAP VALUE FUND

One Group(R) Small Cap Value Fund seeks long-term capital growth by investing primarily in equity securities of companies with small capitalizations. The Fund invests primarily in equity securities of small domestic issuers with market capitalizations of $100 million to $2 billion. In reviewing investment opportunities, Banc One Investment Advisors looks for high quality management, a dominant position in a major product line, significant equity ownership positions by management, a sound financial position, and a relatively high rate of return on invested capital. The Fund also will invest in companies that demonstrate a potential for earnings growth due to management changes, new products, or a changing marketplace. The Fund normally invests at least 65% of its total assets in common and preferred stocks, rights, warrants, convertible

---------------

(3) "S&P Small-Cap 600" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

32

securities, and other equity securities of companies described above. While the Fund invests primarily in securities of U.S. companies, up to 25% of its total assets may be invested in equity securities of foreign issuers. Up to 20% of the Fund's total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP(R) EQUITY INCOME FUND

One Group(R) Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its yield above the S&P 500 Index by investing in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community also may be purchased. The Fund normally invests at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The Fund also may enter into options and futures transactions. The balance of the Fund's assets will be held in cash equivalents. This Fund was formerly called The One Group Income Equity Fund.

ONE GROUP(R) EQUITY INDEX FUND

One Group(R) Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index. The Fund normally invests in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets. The Advisor generally selects stocks for the Fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index.

Details about each underlying fund's investment practices and the risks associated with those practices can be found in Appendix B.

Investment Policies
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more then 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of any of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other registered investment companies and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1998 is shown on the Financial Highlights.

                                   appendix a


                                                                              33

Investment Practices

The underlying funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                   fund name                         fund code
               One Group Funds(R) Prime Money Market Fund               1
               One Group Funds(R) Short-Term Bond Fund                  2
               One Group Funds(R) Intermediate Bond Fund                3
               One Group Funds(R) Income Bond Fund                      4
               One Group Funds(R) Bond Fund                             5
               One Group Funds(R) High Yield Bond Fund                  6
               One Group Funds(R) Government Bond Fund                  7
               One Group Funds(R) Ultra Short-Term Bond Fund            8
               One Group Funds(R) Mid Cap Value Fund                    9
               One Group Funds(R) International Equity Index
               Fund                                                    10
               One Group Funds(R) Diversified International
               Fund                                                    11
               One Group Funds(R) Large Cap Growth Fund                12
               One Group Funds(R) Large Cap Value Fund                 13
               One Group Funds(R) Mid Cap Growth Fund                  14
               One Group Funds(R) Diversified Mid Cap Fund             15
               One Group Funds(R) Diversified Equity Fund              16
               One Group Funds(R) Small Cap Growth Fund                17
               One Group Funds(R) Small Cap Value Fund                 18
               One Group Funds(R) Equity Income Fund                   19
               One Group Funds(R) Equity Index Fund                    20

INSTRUMENT                                                         FUND CODE           RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and          1-20                Market
CUBES.

TREASURY RECEIPTS: TRs, TIGRs, and CATS.                             1-20                Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by              1-20                Market
agencies and instrumentalities of the U.S Government. These                              Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a             1-6, 8-20             Market
stated maturity.                                                                         Credit
                                                                                       Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in         1-6, 8-20           Liquidity
exchange for the deposit of funds.                                                       Credit

COMMON STOCK: Shares of ownership of a company.                     6, 9-20              Market

REPURCHASE AGREEMENTS: The purchase of a security and the            1-20                Credit
simultaneous commitment to return the security to the seller                             Market
at an agreed upon price on an agreed upon date. This is                                Liquidity
treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the         1-20                Market
simultaneous commitment to buy the security back at an                                  Leverage
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of a Fund's         1-20                Credit
total assets. In return the Fund will receive cash, other                                Market
securities, and/or letters of credit.                                                   Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or          1-20                Market
contract to purchase securities at a fixed price for                                    Leverage
delivery at a future date.                                                             Liquidity
                                                                                         Credit

34

INSTRUMENT                                                         FUND CODE           RISK TYPE
INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,       1-6, 8-20             Market
including One Group money market funds and shares of other
investment companies for which Banc One Investment Advisors
serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing
in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that              3-6, 8-20             Market
convert to common stock.                                                                 Credit

CALL AND PUT OPTIONS: A call option gives the buyer the              3-20              Management
right to buy, and obligates the seller of the option to                                Liquidity
sell, a security at a specified price. A put option gives                                Credit
the buyer the right to sell, and obligates the seller of the                             Market
option to buy, a security at a specified price. The Funds                               Leverage
will sell only covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the            2-20              Management
future sale and purchase of a specified amount of a                                      Market
specified security, class of securities, or an index at a                                Credit
specified time in the future and at a specified price.                                 Liquidity
                                                                                        Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment           2-20              Liquidity
vehicles which invest primarily in income producing real                               Management
estate or real estate related loans or interest.                                         Market
                                                                                      Pre-payment
                                                                                          Tax
                                                                                       Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn        1-6, 8,              Credit
on and accepted by a commercial bank. Maturities are               9, 12-20            Liquidity
generally six months or less.                                                            Market

COMMERCIAL PAPER: Secured and unsecured short-term                  1-6, 8,              Credit
promissory notes issued by corporations and other entities.        9, 12-20            Liquidity
Maturities generally vary from a few days to nine months.                                Market

FOREIGN SECURITIES: Stocks or debt issued by foreign               1-6, 8-19             Market
companies, as well as commercial paper of foreign issuers                              Political
and obligations of foreign banks, overseas branches of U.S.                            Liquidity
banks and supranational entities. Includes American                                Foreign Investment
Depository Receipts.

RESTRICTED SECURITIES: Securities not registered under the         1-6, 8-20           Liquidity
Securities Act of 1933, such as privately placed commercial                              Market
paper and Rule 144A securities.                                                          Credit

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-9,                Market
interest rates which are reset daily, weekly, quarterly or           11-20               Credit
some other period and which may be payable to the Fund on                              Liquidity
demand.

WARRANTS: Securities, typically issued with preferred stock        1, 4, 6,              Market
or bonds, that give the holder the right to buy a                   10-13,               Credit
proportionate amount of common stock at a specified price.         15, 17-19

PREFERRED STOCK: A class of stock that generally pays a            2-6, 10,              Market
dividend at a specified rate and has preference over common         11, 13,
stock in the payment of dividends and in liquidation.              15, 17-19

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real       1-8, 15,           Pre-payment
estate loans and pools of loans. These include                        18                 Market
collateralized mortgage obligations ("CMOs"), Real Estate                                Credit
Investment Conduits ("REMICs"), and Stripped Mortgage-Backed                           Regulatory
Securities ("SMBS").

DEMAND FEATURES: Securities that are subject to puts and            1-6, 8,              Market
standby commitments to purchase the securities at a fixed           15, 18             Liquidity
price (usually with accrued interest) within a fixed period                            Management
of time following demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by company              1-6, 8,           Pre-payment
receivables, home equity loans, truck and auto loans,               15, 18               Market
leases, credit card receivables and other securities backed                              Credit
by other types of receivable or other assets.                                          Regulatory

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells            2-8             Pre-payment
securities for delivery in a current month and                                           Market
simultaneously contracts with the same party to repurchase                             Regulatory
similar but not identical securities on a specified future
date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans in a mortgage          2-8             Pre-payment
pool which provide for a fixed initial mortgage interest                                 Market
rate for a specified period of time, after which the rate                                Credit
may be subject to periodic adjustments.                                                Regulatory

INSTRUMENT                                                         FUND CODE           RISK TYPE
CORPORATE DEBT SECURITIES: Corporate bonds and                      3-6, 8               Market
non-convertible debt securities.                                                         Credit

SWAPS, CAPS AND FLOORS: A Fund may enter into these                  2-20                Market
transactions to manage its exposure to changing interest                               Management
rates and other factors. Swaps involve an exchange of                                    Credit
obligations by two parties. Caps and floors entitle a                                  Liquidity
purchaser to a principal amount from the seller of the cap
or floor to the extent that a specified index exceeds or
falls below a predetermined interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures contracts,           3-20              Management
and other financial products continue to be developed and                                Credit
the Fund may invest in such options, contracts and products.                             Market
                                                                                       Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies            3-8                Market
and instrumentalities of the U.S. government, banks,                                   Liquidity
municipalities, corporations and other businesses whose                                Management
interest and/or principal payments are indexed to foreign                                Credit
currency exchange rates, interest rates, or one or more                            Foreign Investment
other referenced indices.

MUNICIPAL SECURITIES: Securities issued by a state or               2-6, 8               Market
political subdivision to obtain funds for various public                                 Credit
purposes. Municipal securities include private activity                                Political
bonds and industrial development bonds, as well as General                                Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation                            Regulatory
Notes, Revenue Anticipation Notes, Project Notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities and single
family revenue bonds.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations of               10, 11               Credit
supranational agencies who are chartered to promote economic                       Foreign Investment
development and are supported by various governments and
governmental agencies.

CURRENCY FUTURES AND RELATED OPTIONS: The Fund may engage in        10, 11             Management
transactions in financial futures and related options, which                           Liquidity
are generally described above. The Fund will enter into                                  Credit
these transactions in foreign currencies and for hedging                                 Market
purposes only.                                                                         Political
                                                                                        Leverage
                                                                                   Foreign Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual agreement        10, 11             Management
to purchase or sell one specified currency for another                                 Liquidity
currency at a specified future date and price. The Fund will                             Credit
enter into forward foreign exchange transactions for hedging                             Market
purposes only.                                                                         Political
                                                                                        Leverage
                                                                                   Foreign Investment

ZERO COUPON DEBT SECURITIES: Bonds and other debt that pay          2-6, 8               Credit
no interest, but are issued at a discount from their value                               Market
at maturity. When held to maturity, their entire return                               Zero Coupon
equals the difference between their issue price and their
maturity value.

ZERO-FIXED-COUPON DEBT SECURITIES: Zero-coupon debt                 2-6, 8               Credit
securities which convert on a specified date to                                          Market
interest-bearing debt securities.                                                     Zero Coupon

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class           3-8             Pre-payment
mortgage securities usually structured with two classes of                               Market
shares that receive different proportions of the interest                                Credit
and principal from a pool of mortgage backed obligations.                              Regulatory
These include IOs and POs.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged variable rate            3-8                Market
debt instruments with interest rates that reset in the                                  Leverage
opposite direction from the market rate of interest to which                             Credit
the inverse floater is indexed.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or          2-6, 8               Credit
assignments of all or a portion of loans to corporations or                            Political
to governments of the less developed countries ("LDCs").                           Foreign Investment
                                                                                         Market
                                                                                       Liquidity

FIXED RATE MORTGAGE LOANS: Investments in fixed rate                2-6, 8               Credit
mortgage loans or mortgage pools which bear simple interest                           Pre-payment
at fixed annual rates and have short to long final                                     Regulatory
maturities.                                                                              Market

36


INSTRUMENT                                                         FUND CODE           RISK TYPE
SHORT-TERM FUNDING AGREEMENTS: Investments in short-term            1-6, 8               Credit
funding agreements issued by banks and highly rated U.S.                               Liquidity
insurance companies such as Guaranteed Investment Contracts                              Market
(GICs) and Bank Investment Contracts (BICs).

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRS"): SPDRs             9, 12-20              Market
represent ownership in a long-term unit investment trust
that holds a portfolio of common stocks designed to track
the price performance and dividend yield of the S&P 500
Index. A SPDR entitles a holder to receive proportionate
quarterly cash distributions corresponding to the dividends
that accrue to the S&P 500 Index stocks in the underlying
portfolio, less trust expenses.

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

38

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- ZERO COUPON RISK. The risk associated with changes in interest rates. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. This risk is similar to Market Risk, which is described above.

                                   appendix b

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2 Good certainty of timely payment. Liquidity facts and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     D-5 Issuer failed to meet scheduled principal and/interest payments.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

     A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH'S IBCA, INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

40

      F3 Adequate capacity for timely repayment, but more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

       B Capacity for timely repayment is uncertain and is susceptible to adverse changes in business, economic or financial conditions.

       C High risk of default or which are currently in default.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

 PRIME-3 Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT
   PRIME Does not fall within any of the Prime rating categories.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

       D These banks possess adequate financial strength, but may be limited by one or more of the following factors: a vulnerable or developing business franchise; weak financial fundamentals; or an unstable operating environment.

       E These banks possess very weak intrinsic financial strength, require periodic outside support or suggest an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a business franchise of questionable value; financial fundamentals that are seriously deficient in one or more respects; or a highly unstable operating environment.

DESCRIPTION OF TAXABLE BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

      A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

         Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to nonpayment.

       C Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

       D In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

FITCH

Investment Grade

    AAA Highest rating category. The obligor's capacity for timely repayment of principal and interest is extremely strong.

     AA  The obligor's capacity for timely repayment is very strong.

      A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability for timely repayment is strong. However, adverse changes in business, economic, or financial conditions are more likely to affect the capacity for timely repayment than obligations in higher rated categories.

    BBB The obligor's capacity for timely repayment of principal and interest is adequate. However, adverse changes in business, economic or financial conditions and circumstances, are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

     BB Obligations for which capacity for timely repayment of principal and interest is uncertain. These obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

42

       B The Obligor's capacity for timely repayment of principal and interest is uncertain. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.

    CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions and these obligations are far more speculative than those in higher rated categories.

      CC Obligations which are highly speculative or which have a high risk of default.

       C Obligations which are currently in default.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

     Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

      A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

      B Insurance companies rated in this company offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

    Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

     Ca Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

      C Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S&P

An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

    AAA Extremely strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

     AA Very strong financial security characteristics, differing only slightly from those rated higher.

      A Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

    BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

     BB Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

      B Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

    CCC Very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

      CC Extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

       R An insurer rated "R" has experienced a regulatory action regarding solvency. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

      NR Not Rated, which implies no opinion about the insurer's financial security.

Plus (+) or minus (-)

Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S


MIG1 &    Short-term municipal securities rated MIG1 or VMIG1 are of the best
VMIG1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


MIG2 &    These short-term municipal securities rated MIG2 & VMIG2 are of high
VMIG2 quality. Margins of protection are ample although not so large as in the preceding group.


MIG3 &    Favorable quality. All security elements are accounted for, but the
VMIG3 undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.



MIG4 &    This denotes adequate quality protection commonly regarded as required
VMIG4 of an investment security is present and although not distinctly or predominantly speculative, there is a specific risk.

SG        This denotes speculative quality.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

       b Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

       c Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay

44

preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

      A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

    CCC Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC In arrears on dividends or sinking fund payments, but that is currently paying.

      C  Nonpaying issue.

      D  Nonpaying issue with the issuer in default on debt instruments.

    N.R. No rating has been requested, insufficient information on which to base a rating, or Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-)

To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") ratings apply only to the unsecured commercial paper and other senior short-term and deposit obligations of entities to which the ratings have been assigned. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4  Non-investment grade and, therefore, speculative.

DESCRIPTION OF MUNICIPAL BOND RATINGS (INCLUDING FOREIGN, MORTGAGE AND ASSET-BACKED SECURITIES)

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

      A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Non-Investment Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligations.

      B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

     CC  Currently highly vulnerable to non-payment.

      C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

      D  Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

     Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

     Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

      B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

    Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

     Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4  Non-investment grade and, therefore, speculative.

INVESTMENT ADVISOR AND SUB-ADMINISTRATOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

DISTRIBUTOR AND ADMINISTRATOR
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215





THE STATEMENT OF ADDITIONAL INFORMATION
CONTAINS MORE DETAILED INFORMATION ABOUT THE
FUNDS. THE CURRENT STATEMENT OF ADDITIONAL
INFORMATION HAS BEEN FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION AND IS AVAILABLE
WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY
WRITING TO THE ONE GROUP SERVICES COMPANY AT
3435 STELZER ROAD, COLUMBUS, OHIO 43219.
THE STATEMENT OF ADDITIONAL INFORMATION IS
INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.
THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV)
THAT CONTAINS THE STATEMENT OF ADDITIONAL
INFORMATION, MATERIALS INCORPORATED BY
REFERENCE AND OTHER INFORMATION REGARDING ONE
GROUP FUNDS(R).



TOG-F-125

ONE GROUP MUTUAL FUNDS


                               EQUITY INDEX FUND
                                   PROSPECTUS
                                MARCH 18, 1999




--------------------------------------------------------------------------------

                The information in this prospectus is important.
Please read it carefully before you invest, and save it for future reference.

PLEASE REMEMBER THAT SHARES OF THE FUNDS: - ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES: - ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY: - INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                    LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              table of contents

                       A BRIEF PREVIEW OF THE FUND.................................    1
                       ABOUT THE FUND..............................................    2
                       MORE ABOUT THE FUND.........................................    5
                       HOW TO DO BUSINESS WITH ONE GROUP...........................    6
                          Purchasing Fund Shares...................................    6
                          Sales Charges............................................    8
                          Sales Charge Reductions and Waivers......................    9
                          Exchanging Fund Shares...................................   11
                          Redeeming Fund Shares....................................   12
                       SHAREHOLDER INFORMATION.....................................   14
                          Voting Rights............................................   14
                          Dividend Policies........................................   14
                          Tax Treatment of the Fund................................   14
                          Tax Treatment of Shareholders............................   15
                          Shareholder Inquiries....................................   15
                       ORGANIZATION AND MANAGEMENT OF ONE GROUP....................   16
                          One Group(R).............................................   16
                          The Board of Trustees....................................   16
                          The Advisor..............................................   16
                          The Distributor..........................................   16
                          The Administrator and Sub-Administrator..................   16
                          The Transfer Agent, Custodian and Sub-Custodian..........   16
                          Year 2000................................................   16
                       DETAILS ABOUT ONE GROUP EQUITY INDEX FUND'S INVESTMENT
                         PRACTICES AND POLICIES....................................   18
                          Investment Practices.....................................   18
                          Investment Risks.........................................   20
                          Investment Policies......................................   20
                       APPENDIX: DESCRIPTION OF RATINGS............................   22

                         a brief    preview of the fund

             WHAT IS THE GOAL OF ONE GROUP EQUITY INDEX FUND?
             The Fund is designed to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). *

             WHAT IS THE FUND'S INVESTMENT STRATEGY?
             The Fund normally will invest in a variety of equity securities, primarily common stocks, that are included in the S&P 500 Index and, secondarily, in stock index futures. The Fund also may lend its securities.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
             Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other forms of investment. Accordingly, as with all equity investments, you may lose money by investing in the Fund. The Fund may invest in derivative securities. These securities may expose the Fund to special risks. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Fund" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?

             The Fund currently offers four classes of Shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With One Group Mutual Funds" will provide more information. Class I shares are not available to Individual Retirement Accounts ("IRA").


             HOW DO I PURCHASE AND REDEEM SHARES?

             You may buy and redeem shares of the Fund on any day that the Fund is open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at 1-800-480-4111.


             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on the last business day of each month and are distributed monthly on the first business day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUND?

             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Fund. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."


             * "S&P 500" is a registered service mark of Standard & Poor's
               Corporation, which does not sponsor and is in no way affiliated with the Fund.

2

    One Group(R)



Equity Index Fund


LOGO INVESTMENT OBJECTIVE

The Fund seeks investment results
that correspond to the aggregate
price and dividend performance of
securities in the S&P 500.
LOGO INVESTMENT STRATEGY
The Fund invests primarily in stocks
included in the S&P 500 and,
secondarily in stock index futures.
Banc One Investment Advisors will
seek to achieve a correlation
between the performance of the Fund
and that of the S&P 500. To
implement this strategy, Banc One
Investment Advisors generally
selects stocks in the order of their
weightings in the S&P 500 beginning
with the heaviest weighted stocks.
The Fund will attempt to achieve a
correlation between the performance
of its portfolio and that of the S&P
500 of at least 0.95, without taking
into account expenses. Perfect
correlation would be 1.00.
LOGO PORTFOLIO SECURITIES
The percentage of a stock that the
Fund holds will be approximately the
same percentage that the stock
represents in the S&P 500. In
addition, the Fund may hold up to
10% of its net assets in cash or
cash equivalents. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."
LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities, which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the index will affect the value of
your investment in the Fund. Before
you invest, please read "More About
the Funds" and "Investment Risks."
LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

 SHAREHOLDER EXPENSES

                                SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS A   CLASS B   CLASS C  CLASS I

                                Maximum Sales Charge Imposed on
                                  Purchases

                                  (as a percentage of offering
                                    price)                             5.25%      none      none     none

                                Maximum Contingent Deferred Sales
                                  Charge

                                  (as a percentage of original
                                  purchase price or redemption
                                  proceeds, as applicable)              none(2)  5.00%     1.00%     none

                                Redemption Fees                         none      none      none     none

                                Exchange Fees                           none      none      none     none

                                ANNUAL OPERATING EXPENSES (3) (as a
                                  percentage of average daily net
                                  assets)

                                Investment Advisory Fees (after fee
                                  waiver) (4)                           .15%      .15%      .15%     .15%

                                12b-1 Fees (after fee waiver) (5)       .25%     1.00%     1.00%     none

                                Other Expenses (after
                                  reimbursements) (6)                   .21%      .21%      .21%     .21%

                                Total Fund Operating Expenses (after
                                  fee waivers) (7)                      .61%     1.36%     1.36%     .36%



(1) If you buy or sell shares through an account with a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) Without the fee waiver, Investment Advisory Fees would be .30% for all classes of shares.

(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(6) Without expense reimbursements, Other Expenses would be .28% for all classes of shares.

(7) Without the voluntary reduction of Investment Advisory and 12b-1 fees and reimbursements of Other Expenses, Total Operating Expenses would be .93% for Class A shares, 1.58% for Class B shares, 1.58% for Class C shares and .58% for Class I shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) payment of the
                                   maximum sales charge; (2) 5% annual
                                   return; and (3) redemption at the end of each time period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 58      $ 71       $ 85        $125

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 61      $ 81       $101        $161

                                                              Class B           $ 64      $ 73       $ 94        $143

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 66      $ 80       $106        $170

                                                              Class C           $ 24      $ 43       $ 74        $164

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 26      $ 50       $ 86        $188

                                                              Class I           $  4      $ 12       $ 20        $ 46

                                                              Class I
                                                                (without fee
                                                                waiver)         $  6      $ 19       $ 32        $ 73


Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              Class A           $ 58      $ 71       $ 85        $125

                                                              Class A
                                                                (without fee
                                                                waivers)        $ 61      $ 81       $101        $161

                                                              Class B           $ 14      $ 43       $ 74        $143

                                                              Class B
                                                                (without fee
                                                                waivers)        $ 16      $ 50       $ 86        $170

                                                              Class C           $ 14      $ 43       $ 74        $164

                                                              Class C
                                                                (without fee
                                                                waivers)        $ 16      $ 50       $ 86        $188

                                                              Class I           $  4      $ 12       $ 20        $ 46

                                                              Class I
                                                                (without fee
                                                                waivers)        $  6      $ 19       $ 32        $ 73


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               3
One Group(R) Equity Index Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance over the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                        YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------------
CLASS I                                          1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  21.80        $  16.66        $  14.03        $  11.59        $  11.92
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                           0.33            0.35            0.33            0.32            0.29
  Net realized and unrealized gains (losses)
    from investments                              5.98            5.27            3.16            2.59          (0.20)
----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                  6.31            5.62            3.49            2.91            0.09
----------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                    (0.32)          (0.33)          (0.33)          (0.29)          (0.29)
  In excess of net investment income                --           --               (0.01)        (0.02)          (0.04)
  From net realized gains                       (0.63)          (0.15)          (0.52)          (0.16)          (0.09)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.95)          (0.48)          (0.86)          (0.47)          (0.42)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  27.16        $  21.80        $  16.66        $  14.03        $  11.59
----------------------------------------------------------------------------------------------------------------------
Total Return                                    29.73%          34.30%          25.47%          25.79%           0.63%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)           $671,422        $480,819        $321,058        $234,895        $165,370
  Ratio of expenses to average net assets        0.35%           0.30%           0.30%           0.33%           0.46%
  Ratio of net investment income to average
    net assets                                   1.37%           1.87%           2.18%           2.57%           2.44%
  Ratio of expenses to average net assets*       0.62%           0.61%           0.59%           0.66%           0.59%
  Ratio of net investment income to average
    net assets*                                  1.10%           1.56%           1.89%           2.24%           2.31%
  Portfolio turnover (a)                         4.32%           5.81%           9.08%           2.71%          11.81%

                                               YEAR ENDED JUNE 30,
                                              ----------------------
CLASS I                                         1993          1992(b)
--------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.92        $ 10.00
--------------------------------------------------------------------
Investment Activities:
  Net investment income                          0.30           0.26
  Net realized and unrealized gains (losses)
    from investments                             1.13           0.95
--------------------------------------------------------------------
Total from Investment Activities                 1.43           1.21
--------------------------------------------------------------------
Distributions:
  From net investment income                   (0.30)         (0.26)
  In excess of net investment income            --                --
  From net realized gains                      (0.13)         (0.03)
--------------------------------------------------------------------
Total Distributions                            (0.43)         (0.29)
--------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $ 11.92        $ 10.92
--------------------------------------------------------------------
Total Return                                   13.04%        12.14%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)           $96,446        $62,150
  Ratio of expenses to average net assets       0.50%        0.73%(c)
  Ratio of net investment income to average
    net assets                                  2.46%        2.43%(c)
  Ratio of expenses to average net assets*      0.87%        1.16%(c)
  Ratio of net investment income to average
    net assets*                                 2.09%        2.00%(c)
  Portfolio turnover (a)                        2.71%         21.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The Fund commenced operations on July 2, 1991. (c) Annualized.

                                                                        YEAR ENDED JUNE 30,
                                  -----------------------------------------------------------------------------------------------
CLASS A                             1998           1997           1996           1995          1994          1993         1992(b)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $  21.81        $ 16.67        $ 14.02        $11.59        $11.91        $10.92        $ 10.94
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income               0.26           0.29           0.27          0.29          0.28          0.30           0.08
  Net realized and unrealized
    gains (losses) from
    investments                       5.97           5.28           3.18          2.58        (0.20)          1.10             --
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities      6.23           5.57           3.45          2.87          0.08          1.40           0.08
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income        (0.26)         (0.28)         (0.27)        (0.28)        (0.27)        (0.28)         (0.10)
  In excess of net investment
    income                           --                --           (0.01)       --             (0.04)       --                --
  From net realized gains           (0.63)         (0.15)         (0.52)        (0.16)        (0.09)        (0.13)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.89)         (0.43)         (0.80)        (0.44)        (0.40)        (0.41)         (0.10)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $  27.15        $ 21.81        $ 16.67        $14.02        $11.59        $11.91        $ 10.92
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                           29.33%         33.94%         25.16%        25.43%         0.56%        12.75%        1.32%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                         $218,518        $98,338        $32,186        $3,003        $1,416          $512             $5
  Ratio of expenses to average
    net assets                       0.60%          0.55%          0.55%         0.56%         0.62%         0.52%        1.09%(c)
  Ratio of net investment income
    to average net assets            1.11%          1.59%          1.93%         2.38%         2.37%         2.51%        1.97%(c)
  Ratio of expenses to average
    net assets*                      0.96%          0.95%          0.94%         1.01%         0.94%         0.99%        1.27%(c)
  Ratio of net investment income
    to average net assets*           0.75%          1.19%          1.54%         1.94%         2.05%         2.04%        1.79%(c)
  Portfolio turnover (a)             4.32%          5.81%          9.08%         2.71%        11.81%         2.71%         21.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.

4
One Group(R) Equity Index Fund    Financial Highlights

                                                                                     YEAR ENDED JUNE 30,
                                                             --------------------------------------------------------------------
CLASS B                                                       1998            1997           1996           1995         1994(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  21.80        $  16.68        $ 14.05        $11.61        $ 12.39
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          0.10            0.16           0.16          0.18           0.09
  Net realized and unrealized gains (losses) from
    investments                                                  5.97            5.27           3.16          2.61         (0.78)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 6.07            5.43           3.32          2.79         (0.69)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment income                                   (0.11)          (0.16)         (0.16)        (0.19)         (0.09)
  In excess of net investment income                               --           --              (0.01)       --                --
  From net realized gains                                      (0.63)          (0.15)         (0.52)        (0.16)          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.74)          (0.31)         (0.69)        (0.35)         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  27.13        $  21.80        $ 16.68        $14.05        $ 11.61
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                           28.47%          32.93%         24.05%        24.58%       .(557)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                          $351,624        $168,699        $38,538        $1,408           $248
  Ratio of expenses to average net assets                       1.35%           1.30%          1.30%         1.34%        1.10%(c)
  Ratio of net investment income to average net assets          0.36%           0.83%          1.18%         1.60%        2.08%(c)
  Ratio of expenses to average net assets*                      1.61%           1.61%          1.59%         1.67%        1.15%(c)
  Ratio of net investment income to average net assets*         0.10%           0.52%          0.89%         1.27%        2.03%(c)
  Portfolio turnover (d)                                        4.32%           5.81%          9.08%         2.71%         11.81%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                    NOVEMBER 4, 1997
                                                                      TO JUNE 30,
CLASS C                                                                  1998(a)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $22.60
------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                    0.07
  Net realized and unrealized gains (losses) from
    investments                                                            4.67
------------------------------------------------------------------------------------
Total from Investment Activities                                           4.74
------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                   (0.08)
  Net realized gains                                                      (0.12)
------------------------------------------------------------------------------------
Total Distributions                                                       (0.20)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $27.14
------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      21.07%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                       $3,214
  Ratio of expenses to average net assets                                  1.35%(c)
  Ratio of net investment income to average net assets                     0.27%(c)
  Ratio of expenses to average net assets*                                 1.60%(c)
  Ratio of net investment income to average net assets*                    0.02%(c)
  Portfolio turnover (d)                                                   4.32%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              more about the fund

Illiquid Investments
----------------------------------------------------

The Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.

Special Risk

Considerations

----------------------------------------------------

DERIVATIVES: The Fund invests in securities that are considered to be "derivatives." "Derivatives" are securities or contracts that derive their value from the performance of underlying assets or securities. These include:
- options, futures contracts, and options on futures contracts
- warrants
- swap, cap and floor transactions
- new financial products

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments. For a more detailed discussion of these risks, please read "Investment Risks."

INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be able to handle sudden, and sometimes substantial, fluctuations in the value of your investment.

                       how to do business with One Group

6

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.


- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interest of the Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares for six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

One Group Fund Direct IRA. One Group offers a retirement plan. This plan allows participants to defer taxes while their retirement and education savings grow. The education IRA requires a minimum investment of $500. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in the Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of the Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the share class most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates). The minimum initial investment for an IRA is $250.

   - Subsequent investments must be at least $100 ($25 for employees of BANK ONE CORPORATION and its affiliates).

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

   State Street Bank and Trust Company
   c/o One Group
   P.O. Box 8528
   Boston, MA 02266-8528

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from the Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

  State Street Bank & Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167
  FBO One Group Fund (ex: One Group Equity Index Fund--A)
  Your Account Number (ex: 123456789)
  Your Account Registration (ex: John Smith & Mary Smith, JTWROS)


- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

- You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-1111 or by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

8

Sales Charges
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC. The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

 CLASS A SHARES


This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.


                       SALES CHARGE AS A %    SALES CHARGE AS A %     COMMISSION AS A %
  AMOUNT OF PURCHASE  OF THE OFFERING PRICE   OF YOUR INVESTMENT    OF THE OFFERING PRICE
  Less than $50,000           5.25%                  5.54%                  4.75%
  $50,000-$99,999             4.50%                  4.71%                  4.05%
  $100,000-$249,999           3.50%                  3.63%                  3.05%
  $250,000-$499,999           2.50%                  2.56%                  2.05%
  $500,000-$999,999           2.00%                  2.04%                  1.60%
  $1,000,000*                 0.00%                  0.00%                  0.00%


* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    5.00%
          1-2                    4.00%
          3-4                    3.00%
          4-5                    2.00%
          5-6                    1.00%
      more than 6                0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


                         CDSC AS A % OF DOLLAR
  YEARS SINCE PURCHASE  AMOUNT SUBJECT TO CHARGE
          0-1                    1.00%
    After first year              none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

- If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.


12b-1 FEES


12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Sales Charge
Reductions
and Waivers
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a One Group Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more One Group funds in over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

10

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Fund if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.


3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:


   - One Group.

   - BANK ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANK ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts which participate in select affinity programs with bank one corporation and its affiliates and subsidiaries.

   - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.


   - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."


   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting, or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8. Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Fund:

1. Provided that you withdraw no more than 10% of your account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Fund:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

Exchanging
Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of the Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of the Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- Class B shares of the Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of the Fund may be exchanged for Class C shares of another One Group Fund. One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of the Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of the Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund

12

      into which you exchanged, or any Fund from which you have previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming
Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Fund is open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

   One Group
   c/o State Street Bank and Trust Company
   P.O. Box 8528
   Boston, MA 02266-8528

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank; or

   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of BANK ONE CORPORATION and its affiliates.

- One Group may suspend your ability to redeem when:

   1. Trading on the NYSE is restricted.

   2. The NYSE is closed (other than weekend and holiday closings).

   3. The SEC has permitted a suspension.

   4. An emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

                            shareholder information

14

Voting Rights
----------------------------------------------------

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, votes separately on matters relating solely to the Fund or class, or which affect the Fund or class differently than other Funds of One Group. However, all shareholders will have equal voting rights on matters that affect all shareholders of One Group equally.
BANK ONE CORPORATION (One First National Plaza, Chicago, Illinois 60670), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Fund. This is because as of December 1, 1998, BANK ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Class I shares of the Fund.

On the same date, the following shareholders owned 25% or more of Class A and Class C shares of the Fund. As a consequence, they are considered to be controlling persons of these classes of the Fund.


                                                           PERCENTAGE OF    TYPE OF
        NAME AND ADDRESS               FUND/CLASS            OWNERSHIP     OWNERSHIP
  Banc One Securities Corp Fbo  Equity Index Fund              35.89%       Record
  The One Investment Solution   Class A
  733 Greencrest Dr
  Westerville OH 43081-4903
  Banc One Securities Corp Fbo  Equity Index Fund              61.27%       Record
  The One Investment Solution   Class C
  733 Greencrest Dr
  Westerville OH 43081-4903

Dividend Policies
----------------------------------------------------

DIVIDENDS

The Fund generally declares dividends on the last business day of each month. Dividends are distributed on the first business day of the next month. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Fund qualifies, as it has in the past, it will pay no federal income tax on the earnings it distributes to shareholders.

Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) on at least an annual basis. Dividends you receive from the Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income will be taxable as ordinary income and dividends from the Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.


TAXATION OF RETIREMENT PLANS
Distributions by the Fund to qualified retirement plans will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its shareholders.

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of One Group

16

ONE GROUP

The Fund is a series of One Group, an open-end management investment company. One Group currently offers of 49 separate Funds. Only One Group Equity Index Fund is described in this prospectus; the other Funds are described in separate prospectuses. The Fund described in this prospectus is diversified and is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Fund. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Fund to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets.

For the fiscal year ended June 30, 1998, the Fund paid advisory fees at an annual rate of 0.10% of the average daily net assets of the Fund.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Fund and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Fund's administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statementing, distributes dividends, and processes buy and sell requests. As the Fund's custodian, State Street holds the Fund's assets, settles all portfolio trades and assists in calculating the Fund's net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Fund's securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee by the Fund for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.

Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" is scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.

Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One

Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Fund with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies

18

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


INSTRUMENT                                                             RISK TYPE
COMMON STOCK: Shares of ownership of a company.
                                                                         Market

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.
                                                                         Credit
                                                                         Market
                                                                       Liquidity

REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.
                                                                         Market
                                                                        Leverage

SECURITIES LENDING: The lending of up to 331/3% of the Fund's total assets. In return the Fund will receive cash, other securities, and/or letters of credit as collateral.
                                                                         Credit
                                                                         Market
                                                                        Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or
contract to purchase securities at a fixed price for
delivery at a future date.
                                                                    Market Leverage
                                                                       Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds, including One Group money market funds and shares of other investment companies for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.
                                                                         Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.
                                                                         Market
                                                                         Credit

CALL AND PUT OPTIONS: A call option gives the buyer the right to Market Management buy, and obligates the seller of the option to sell, a security Liquidity at a specified price. A put option gives the buyer the right to Credit sell, and obligates the seller of the option to buy, a security at a specified price. The Fund will sell only covered call and Leverage secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.
                                                                       Management
                                                                         Market
                                                                         Credit
                                                                       Liquidity
                                                                        Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.
                                                                       Liquidity
                                                                       Management
                                                                         Market

BANKERS ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.
                                                                       Regulatory
                                                                          Tax
                                                                      Pre-payment
                                                                         Credit
                                                                       Liquidity
                                                                         Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities.
Maturities generally vary from a few days to nine months.
                                                                         Credit
                                                                       Liquidity
                                                                         Market

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and
CUBES.
                                                                         Market

TREASURY RECEIPTS: TRs, TIGRs, and CATs.
                                                                         Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Ginnie Mae, Fannie Mae, and Freddie Mac.
                                                                     Market Credit

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.
                                                                         Market
                                                                         Credit
                                                                       Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.
                                                                       Liquidity
                                                                         Credit
                                                                         Market

RESTRICTED SECURITIES: Securities not registered under the
Securities Act of 1933, such as privately placed commercial
paper and Rule 144A securities.
                                                                    Liquidity Market

INSTRUMENT                                                             RISK TYPE
PREFERRED STOCK: A class of stock that generally pays a
dividend at a specified rate and has preference over common
stock in the payment of dividends and in liquidation.
                                                                         Market

SWAPS, CAPS AND FLOORS: The Fund may enter into these transactions Management to manage its exposure to changing interest rates and other factors. Credit Swaps involve an exchange of obligations by two parties. Caps and Liquidity floors entitle a purchaser to a principal amount from the seller of Market the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.
                                                                       Management
                                                                         Credit
                                                                         Market
                                                                       Liquidity

NEW FINANCIAL PRODUCTS: New options and futures contracts and other financial products, continue to be developed and the Fund may invest in such options, contracts and products.
                                                                       Management
                                                                         Credit
                                                                         Market
                                                                       Liquidity

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRS"): SPDRs represent ownership in a long-term unit investment trust that holds a portfolio common stocks designed to track the price performance and dividend yield of the S&P 500 Index. A
SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio, less trust expenses.
                                                                         Market

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.
                                                                         Market
                                                                         Credit
                                                                       Liquidity

WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.
                                                                         Market
                                                                         Credit

20

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by the Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline.

   When mortgage and other obligations are pre-paid, the Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Policies
----------------------------------------------------

The Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the

Fund. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of the Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

4. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities.

Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Sometimes Banc One Investment Advisors decides that the Fund should temporarily be invested in cash and cash equivalents. Cash equivalents include:

- Securities issued by the U.S. Government, its agencies and instrumentalities

- Repurchase Agreements

- Certificates of Deposit

- Bankers' Acceptances

- Commercial Paper (rated in one of the two highest rating categories)

- Variable Rate Master Demand Notes

- Bank Money Market Deposit Accounts

The Fund may temporarily invest only 10% of its total assets in cash and cash equivalents.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates. The portfolio turnover rate for the Fund for the fiscal year ended June 30, 1998 is shown on the Financial Highlights.

                                    appendix

22

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")


    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.


     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")


     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.


     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")


 PRIME-1 Superior ability for repayment.



 PRIME-2 Strong ability for repayment.


DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas
        the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

                      (This page intentionally left blank)

INVESTMENT ADVISOR AND SUB-ADMINISTRATOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

DISTRIBUTOR AND ADMINISTRATOR
The One Group Services Company
3435 Stelzer road
Columbus, OH 43219

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215





THE STATEMENT OF ADDITIONAL INFORMATION
CONTAINS MORE DETAILED INFORMATION ABOUT THE
FUNDS. THE CURRENT STATEMENT OF ADDITIONAL
INFORMATION HAS BEEN FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION AND IS AVAILABLE
WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY
WRITING TO THE ONE GROUP SERVICES COMPANY AT
3435 STELZER ROAD, COLUMBUS, OHIO 43219.
THE STATEMENT OF ADDITIONAL INFORMATION IS
INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.
THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV)
THAT CONTAINS THE STATEMENT OF ADDITIONAL
INFORMATION, MATERIALS INCORPORATED BY
REFERENCE AND OTHER INFORMATION REGARDING ONE
GROUP.



TOG-F-221

                           One Group(R) mutual funds

                                CASH MANAGEMENT


                     MONEY MARKET FUNDS COMBINED PROSPECTUS


                                 March 18, 1999

                 One Group(R) Cash Management Money Market Fund
            One Group(R) Treasury Cash Management Money Market Fund
         One Group(R) Treasury Prime Cash Management Money Market Fund
   One Group(R) U.S. Government Securities Cash Management Money Market Fund
            One Group(R) Municipal Cash Management Money Market Fund



This prospectus describes five money market mutual funds. The Funds are offered only to certain institutional and accredited investors. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.


Please remember that shares of the Funds: Are not deposits or obligations of, or guaranteed by BANK ONE CORPORATION or its affiliates; Are not insured or guaranteed by the Federal Deposit Insurance Corporation or by any federal or state governmental agency; Involve investment risk, including the possible loss of the principal amount invested.


There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


  These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              table of contents

                       A BRIEF PREVIEW OF THE FUNDS................................    1

                       ABOUT THE FUNDS.............................................    2


                          One Group(R) Cash Management Money Market Fund...........    2


                          One Group(R) Treasury Cash Management Money Market Fund..    4


                          One Group(R) Treasury Prime Cash Management Money Market
                            Fund...................................................    6


                          One Group(R) U.S. Government Securities Cash Management
                            Money Market Fund......................................    8


                          One Group(R) Municipal Cash Management Money Market
                            Fund...................................................   10

                       MORE ABOUT THE FUNDS........................................   12

                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............   13
                          Purchasing Fund Shares...................................   13
                          Sales Charges............................................   14
                          Exchanging Fund Shares...................................   14
                          Redeeming Fund Shares....................................   15

                       SHAREHOLDER INFORMATION.....................................   17
                          Voting Rights............................................   17
                          Dividend Policies........................................   17
                          Tax Treatment of the Funds...............................   17
                          Tax Treatment of Shareholders............................   17
                          Shareholder Inquiries....................................   18

                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   19
                          The Funds................................................   19
                          The Board of Trustees....................................   19
                          The Advisor..............................................   19
                          The Distributor..........................................   19
                          The Administrator and Sub-Administrator..................   19
                          The Transfer Agent, Custodian and Sub-Custodian..........   19
                          Year 2000................................................   19
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   21
                          Investment Practices.....................................   21
                          Investment Risks.........................................   23
                          Investment Policies......................................   23

                       APPENDIX: DESCRIPTION OF RATINGS............................   25

                        a brief    preview of the funds

             WHAT ARE THE GOALS OF THE FUNDS?
             The Funds are designed to produce high current income with liquidity and stability of principal. Each Fund will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that each Fund will be able to do so. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. The Funds intend to comply with Rule 2a-7 under The Investment Company Act of 1940. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

             The Funds invest in securities that are backed by "credit enhancements" such as letters of credit. The value of investments in the Funds could decrease if the credit quality of the credit enhancement provider declines. The Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund invest in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed income securities. For more information about risks, please read "More About the Funds" and "Investment Risks."


             WHO CAN BUY SHARES?
             The Funds are offered only to institutional and other accredited investors. For more details, please see the section of this prospectus entitled "Purchasing Fund Shares."

             WHAT CLASSES OF SHARES ARE AVAILABLE?

             Each Fund offers Class I and Class A shares. Class I and Class A shares are identical except for the services offered and the expenses borne by each class.


             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at
             1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed monthly. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?

             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

2
    One Group(R)
Cash Management
Money Market Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks high current income
with liquidity and stability of
principal.

LOGO PORTFOLIO SECURITIES
The Fund invests in short-term money
market obligations, including
securities that are issued or
guaranteed by the U.S. government or
its agencies and instrumentalities,
some of which are subject to
repurchase agreements, certificates
of deposit, variable and floating
rate instruments, mortgage-backed
securities, puts, municipal
securities and other short-term
obligations. The Fund may invest in
other money market funds if those
funds have similar investment
policies and objectives and invest
only in securities with short-term
ratings that are equal to or higher
than those in which the Fund
invests. The Fund may concentrate in
the financial services sector,
including asset-backed commercial
paper programs. This means that at
least 25% of the Fund's total assets
will be invested in the financial
services industry. The Fund may also
engage in securities lending. For a
list of all the securities in which
the Fund may invest, please read
"Investment Practices."

LOGO RISK CONSIDERATIONS

The Fund invests in securities that
are backed by "credit enhancements"
such as letters of credit. The value
of your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. Before you
invest, please read "More About the
Funds" and "Investment Risks."


 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I   CLASS A

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none      none

                                                              ANNUAL OPERATING EXPENSES (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (2)                           .16%      .16%

                                                              12b-1 fees                              none      .25%

                                                              Other Expenses (after
                                                                reimbursements) (3)                   .18%      .18%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (4)                      .34%      .59%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


(2) Without the fee waiver, Investment Advisory Fees would be .20% for both classes of shares.

(3) Without expense reimbursements, Other Expenses would be .19% for both classes of shares.

(4) Without a voluntary reduction of Investment Advisory fees and reimbursement of other expenses, Total Fund Operating Expenses would be .39% for Class I shares and .64% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

                                                                                               CLASS I
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 3       $ 11       $ 19        $ 43

                                                              Without Fee
                                                                Waivers         $ 4       $ 13       $ 22        $ 49


                                                                                               CLASS A
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 6       $ 19       $ 33        $ 74

                                                              Without Fee
                                                                Waivers         $ 7       $ 20       $ 36        $ 80



These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               3
One Group(R) Cash Management Money Market Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, for years ended 1998, 1997 and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years ended prior to December 31, 1996 have been audited by other independent accountants.



                                                          YEAR ENDED DECEMBER 31,                      YEAR ENDED JUNE 30,
                                               ----------------------------------------------    --------------------------------
CLASS I                                           1998         1997        1996      1996(a)     1995(b)       1994     1993(c)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   0.9997    $ 0.9998    $ 0.9996    $ 0.9994    $ 0.9993    $ 0.9999   $ 1.0000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                            0.0523      0.0528      0.0508      0.0277      0.0507      0.0333     0.0297
  Net realized and unrealized gains (losses)
    from investments                                   --     (0.0001)     0.0002      0.0002     (0.0059)    (0.0006)   (0.0001)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                   0.0523      0.0527      0.0510      0.0279      0.0448      0.0327     0.0296
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                           (0.0523)    (0.0528)    (0.0508)    (0.0277)    (0.0507)    (0.0333)   (0.0297)
  Increase due to capital contribution from
    an affiliate of the investment adviser             --          --          --          --      0.0060          --         --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.0523)    (0.0528)    (0.0508)    (0.0277)    (0.0507)    (0.0333)   (0.0297)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   0.9997    $ 0.9997    $ 0.9998    $ 0.9996    $ 0.9994    $ 0.9993   $ 0.9999
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                         5.36%       5.41%       5.23%       2.80%(e)     5.19(b)     3.38%     3.25%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)            $1,076,045    $705,270    $885,946    $389,127    $319,214    $143,820   $175,713
  Ratio of expenses to average net assets            0.35%       0.35%       0.35%       0.35%(d)     0.35%      0.31%      0.05%(d)
  Ratio of net investment income to average
    net assets                                       5.21%       5.36%       5.19%       5.51%(d)     5.11%      3.33%      3.19%(d)
  Ratio of expenses to average net assets*           0.39%       0.38%       0.42%       0.43%(d)     0.44%      0.43%      0.56%(d)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31. (b) If the Fund had not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 4.51%. (c) For the period July 30, 1992 (commencement of operations) through June 30, 1993. (d) Annualized. (e) Not annualized.



                                                                                                                    YEAR ENDED
                                                                           YEAR ENDED DECEMBER 31,                   JUNE 30,
                                                              -------------------------------------------------     ----------
CLASS A                                                          1998          1997         1996       1995(a)       1995(b)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   0.9999     $ 0.9998     $ 0.9996     $ 0.9994      $ 1.0000
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.0499       0.0508       0.0484       0.0264        0.0245
  Net realized and unrealized gains (losses) from
    investments                                                       --       0.0001       0.0002       0.0002       (0.0006)
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.0499       0.0504       0.0486       0.0266        0.0239
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.0499)     (0.0503)     (0.0484)     (0.0264)      (0.0245)
  Increase due to capital contribution from an affiliate of
    the investment adviser                                            --           --           --           --            --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.0499)     (0.0503)     (0.0484)     (0.0264)      (0.0245)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   0.9999     $ 0.9999     $ 0.9998     $ 0.9996      $ 0.9994
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                        5.10%        5.15%        4.98%        2.68%(c)      2.47%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                           $1,521,827     $992,763     $232,249     $121,750        $11,372
  Ratio of expenses to average net assets                           0.60%        0.60%        0.60%        0.60%(d)      0.60%(d)
  Ratio of net investment income to average net assets              5.04%        5.11%        4.94%        5.25%(d)      5.46%(d)
  Ratio of expenses to average net assets*                          0.64%        0.63%        0.67%        0.69%(d)      0.71%(d)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31. (b) For the period January 17, 1995 (initial offering date of Class A Shares) through June 30, 1995. (c) Not Annualized. (d) Annualized.

4
    One Group(R)
Treasury Cash Management
Money Market Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks high current income
with liquidity and stability of
principal.
LOGO PORTFOLIO SECURITIES
The Fund invests exclusively in U.S.
Treasury bills, notes, bonds and
other U.S. obligations issued or
guaranteed by the U.S. Treasury,
some of which are subject to
repurchase agreements. For a list of
all the securities in which the Fund
may invest, please read "Investment
Practices."
LOGO RISK CONSIDERATIONS

Before you invest, please read "More
About the Funds" and "Investment
Risks."


 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I   CLASS A

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none      none

                                                              ANNUAL OPERATING EXPENSES (2) (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver)                               .17%      .17%

                                                              12b-1 Fees                              none      .25%

                                                              Other Expenses (after
                                                                reimbursements) (3)                   .17%      .17%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (4)                      .34%      .59%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


(2) Without the fee waiver, Investment Advisory fees would be .20% for both classes of shares.

(3) Without expense fee reimbursements, Other Expenses would be .18% for both classes of shares.

(4) Without a voluntary reduction of Investment Advisory Fees and the reimbursement of Other Expenses, Total Fund Operating Expenses would be .38% for Class I shares and .63% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the
                                   Fund, assuming: (1) 5% annual return; and
                                   (2) redemption at the end of each time
                                   period.

                                                                                               CLASS I
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 3       $ 11       $ 19        $ 43

                                                              Without Fee
                                                                Waivers         $ 4       $ 12       $ 21        $ 48


                                                                                               CLASS A
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 6       $ 19       $ 33        $ 74

                                                              Without Fee
                                                                Waivers         $ 6       $ 20       $ 35        $ 79


These examples are designed to assist you in understanding the various costs and expenses that may be directly or
                                   indirectly paid by investors in the Fund.
                                   THESE EXAMPLES SHOULD NOT BE CONSIDERED A
                                   REPRESENTATION OF PAST OR FUTURE EXPENSES
                                   AND ACTUAL

EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               5
One Group(R) Treasury Cash Management Money Market Fund    Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                              --------------------
CLASS I                                                         1998      1997(a)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.0508      0.0159
  Net realized and unrealized gains (losses) from
    investments                                                     --          --
----------------------------------------------------------------------------------
Total from Investment Activities                                0.0508      0.0159
----------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.0508)    (0.0159)
----------------------------------------------------------------------------------
Total Distributions                                            (0.0508)    (0.0159)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------
Total Return                                                      5.20%       5.29%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                           $ 32,196    $    850
  Ratio of expenses to average net assets                         0.35%       0.35%(b)
  Ratio of net investment income to average net assets            4.97%       5.28%(b)
  Ratio of expenses to average net assets*                        0.40%       0.41%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 12, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.



                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
CLASS A                                                         1998       1997(a)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.0000     $ 1.0000
-----------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.0482       0.0152
  Net realized and unrealized gains (losses) from
    investments                                                     --           --
-----------------------------------------------------------------------------------
Total from Investment Activities                                0.0482       0.0152
-----------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.0482)     (0.0152)
-----------------------------------------------------------------------------------
Total Distributions                                            (0.0482)     (0.0152)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 1.0000     $ 1.0000
-----------------------------------------------------------------------------------
Total Return                                                      4.94%        5.04%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                           $331,015     $205,722
  Ratio of expenses to average net assets                         0.60%        0.60%(b)
  Ratio of net investment income to average net assets            4.82%        5.03%(b)
  Ratio of expenses to average net assets*                        0.65%        0.66%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 12, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.

6
    One Group(R)
Treasury Prime Cash Management
Money Market Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks high current income
with liquidity and stability of
principal.

LOGO PORTFOLIO SECURITIES
The Fund invests in U.S. Treasury
bills, notes, bonds and other U.S.
obligations issued or guaranteed by
the U.S. Treasury. The Fund does not
invest in repurchase agreements. For
a list of all the securities in
which the Fund may invest, please
read "Investment Practices."

LOGO RISK CONSIDERATIONS

Before you invest, please read "More
About the Funds" and "Investment
Risks."


 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I   CLASS A

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none      none

                                                              ANNUAL OPERATING EXPENSES (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (2)                           .15%      .15%

                                                              12b-1 Fees                              none      .25%

                                                              Other Expenses (after
                                                                reimbursements) (3)                   .19%      .19%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (4)                      .34%      .59%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


(2) Without the fee waiver, Investment Advisory Fees would be .20% for both classes of shares.

(3) Without expense reimbursements, Other Expenses would be .20% for both classes of shares.

(4) Without a voluntary reduction of Investment Advisory Fees and reimbursement of Other Expenses, Total Fund Operating Expenses would be .40% for Class I shares and .65% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

                                                                                               CLASS I
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 3       $ 11       $ 19        $ 43

                                                              Without Fee
                                                                Waivers         $ 4       $ 13       $ 22        $ 51


                                                                                               CLASS A
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 6       $ 19       $ 33        $ 74

                                                              Without Fee
                                                                Waivers         $ 7       $ 21       $ 36        $ 81


These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               7
One Group(R) Treasury Prime Cash Management Money Market Fund   Financial
Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, for years ended 1998, 1997 and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years ended prior to December 31, 1996 have been audited by other independent accountants.



                                                                        YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------
CLASS I                                                         1998        1997        1996      1995(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 0.9999    $ 0.9999    $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.0467      0.0479      0.0474      0.0399
  Net realized and unrealized gains (losses) from
    investments                                                     --          --     (0.0001)         --
----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                0.0467      0.0479      0.0473      0.0399
----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.0467)    (0.0479)    (0.0474)    (0.0399)
----------------------------------------------------------------------------------
Total Distributions                                            (0.0467)    (0.0479)    (0.0474)    (0.0399)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 0.9999    $ 0.9999    $ 0.9999    $ 1.0000
----------------------------------------------------------------------------------------------------------
Total Return                                                      4.76%       4.90%       4.86%       4.06%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                           $189,630    $ 90,813    $ 70,120    $ 14,008
  Ratio of expenses to average net assets                         0.35%       0.35%       0.35%       0.35%(c)
  Ratio of net investment income to average net assets            4.55%       4.79%       4.84%       5.16%(c)
  Ratio of expenses to average net assets*                        0.40%       0.40%       0.46%       1.23%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period March 22, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.



                                                                        YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------
CLASS A                                                         1998        1997        1996      1995(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.0441      0.0454      0.0449      0.0380
  Net realized and unrealized gains (losses) from
    investments                                                     --          --          --          --
----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                0.0441      0.0454      0.0449      0.0380
----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.0441)    (0.0454)    (0.0449)    (0.0380)
----------------------------------------------------------------------------------
Total Distributions                                            (0.0441)    (0.0454)    (0.0449)    (0.0380)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------------------------------
Total Return                                                      4.50%       4.64%       4.60%       3.86%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                           $469,443    $233,590    $215,040    $130,559
  Ratio of expenses to average net assets                         0.60%       0.60%       0.60%       0.60%(c)
  Ratio of net investment income to average net assets            4.35%       4.54%       4.59%       4.72%(c)
  Ratio of expenses to average net assets*                        0.65%       0.65%       0.71%       0.74%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period March 22, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.

8
    One Group(R)

U.S. Government Securities Cash

Management Money Market Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks high current income
with liquidity and stability of
principal.

LOGO PORTFOLIO SECURITIES
The Fund invests in short-term
securities issued or guaranteed by
the U.S. government, its agencies or
instrumentalities; and repurchase
agreements relating to such
securities. The Fund may also engage
in securities lending. For a list of
all the securities in which the Fund
may invest, please read "Investment
Practices."


LOGO RISK CONSIDERATIONS


Before you invest, please read "More
About the Funds" and "Investment
Risks."


 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I   CLASS A

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none      none

                                                              ANNUAL OPERATING EXPENSES (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (2)                           .18%      .18%

                                                              12b-1 Fees                              none      .25%

                                                              Other Expenses (after
                                                                reimbursements) (3)                   .17%      .17%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (4)                      .35%      .60%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


(2) Without the fee waiver, Investment Advisory Fees would be .20% for both classes of shares.

(3) Without expense reimbursements, Other Expenses would be .18% for both classes of shares.

(4) Without the voluntary reduction of Investment Advisory Fees and reimbursement of Other Expenses, Total Operating Expenses would be .38% for Class I shares and .63% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

                                                                                               CLASS I
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 4       $ 11       $ 20        $ 44

                                                              Without Fee
                                                                Waivers         $ 4       $ 12       $ 21        $ 48


                                                                                               CLASS A
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 6       $ 19       $ 33        $ 75

                                                              Without Fee
                                                                Waivers         $ 6       $ 20       $ 35        $ 79


These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               9
One Group(R) U.S. Government Securities Cash Management Money Market Fund
   Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, for years ended 1998, 1997 and 1996, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for years ended prior to December 31, 1996 have been audited by other independent accountants.


                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
CLASS I                                      1998             1997            1996          1995(a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   0.9992        $ 0.9988        $ 0.9990        $ 0.9989
----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                       0.0513          0.0521          0.0502          0.0320
  Net realized and unrealized gains
    (losses) from investments                     --          0.0004         (0.0002)         0.0001
----------------------------------------------------------------------------------------------------
Total from Investment Activities              0.0513          0.0525          0.0500          0.0321
----------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                      (0.0513)        (0.0521)        (0.0502)        (0.0320)
----------------------------------------------------------------------------------------------------
Total Distributions                          (0.0513)        (0.0521)        (0.0502)        (0.0320)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   0.9992        $ 0.9992        $ 0.9988        $ 0.9990
----------------------------------------------------------------------------------------------------
Total Return                                    5.26%           5.34%           5.15%           3.24%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)       $1,017,830        $534,364        $369,163        $489,395
  Ratio of expenses to average net
    assets                                      0.35%           0.35%           0.35%           0.35%(c)
  Ratio of net investment income to
    average net assets                          5.11%           5.27%           5.09%           5.46%(c)
  Ratio of expenses to average net
    assets*                                     0.37%           0.36%           0.43%           0.42%(c)

                                                    PERIOD ENDED MAY 31,
                                          ----------------------------------------
CLASS I                                     1995            1994            1993
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 0.9999        $ 1.0000        $ 1.0000
----------------------------------------------------------------------------------
Investment Activities:
  Net investment income                     0.0492          0.0302          0.0319
  Net realized and unrealized gains
    (losses) from investments              (0.0010)        (0.0001)             --
----------------------------------------------------------------------------------
Total from Investment Activities            0.0482          0.0301          0.0319
----------------------------------------------------------------------------------
Distributions:
  Net investment income                    (0.0492)        (0.0302)        (0.0319)
----------------------------------------------------------------------------------
Total Distributions                        (0.0492)        (0.0302)        (0.0319)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 0.9989        $ 0.9999        $ 1.0000
----------------------------------------------------------------------------------
Total Return                                  5.03%           3.06%           3.25%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)       $475,248        $413,634        $130,550
  Ratio of expenses to average net
    assets                                    0.34%           0.30%(c)        0.60%(c)
  Ratio of net investment income to
    average net assets                        4.94%           3.02%(c)        4.72%(c)
  Ratio of expenses to average net
    assets*                                   0.41%           0.41%(c)        0.74%(c)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period June 1,1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31. (b) Not Annualized. (c) Annualized. (d) For the period January 17, 1993 (commencement of operations) through May 31, 1993.



                                                                                                                       PERIOD
                                                                                                                       ENDED
                                                                         YEAR ENDED DECEMBER 31,                      MAY 31,
                                                         --------------------------------------------------------    ----------
CLASS A                                                    1998            1997            1996          1995(a)      1995(b)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 0.9997        $ 0.9995        $ 0.9990        $ 0.9989     $ 1.0000
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                    0.0490          0.0496          0.0478          0.0305       0.0199
  Net realized and unrealized gains (losses) from
    investments                                                --          0.0002          0.0005          0.0001      (0.0011)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                           0.0490          0.0498          0.0483          0.0306       0.0188
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                   (0.0490)        (0.0496)        (0.0478)        (0.0305)     (0.0199)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.0490)        (0.0496)        (0.0478)        (0.0305)     (0.0199)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $ 0.9997        $ 0.9997        $ 0.9995        $ 0.9990     $ 0.9989
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 5.00%           5.08%           4.89%           3.09%(c)      2.01%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                      $559,770        $357,663        $207,046         $56,000       $16,702
  Ratio of expenses to average net assets                    0.60%           0.60%           0.60%           0.60%(d)      0.57%(d)
  Ratio of net investment income to average net assets       4.87%           5.02%           4.84%           5.17%(d)      5.48%(d)
  Ratio of expenses to average net assets*                   0.62%           0.61%           0.68%           0.69%(d)      0.66%(d)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31. (b) For the period January 17, 1995 (initial offering date of Class A Shares) through May 31, 1995. (c) Not Annualized. (d) Annualized.

10
    One Group(R)
Municipal Cash Management
Money Market Fund

LOGO INVESTMENT OBJECTIVE
The Fund seeks high current income
exempt from Federal income tax with
liquidity and stability of
principal.

LOGO PORTFOLIO SECURITIES
As a matter of fundamental policy,
the Fund will invest at least 80% of
its total assets in municipal
securities. These are securities
issued by or on behalf of the
states, territories and possessions
of the United States, including the
District of Columbia, and their
political subdivisions, agencies,
instrumentalities and authorities.
These municipal securities produce
interest that, in the opinion of
bond counsel for the issuer, is
exempt from Federal income tax.
However, the Fund may invest as much
as 100% of its assets in municipal
securities that produce income that
is subject to the Federal
alternative minimum tax. If you are
subject to the Federal alternative
minimum tax, please read the section
of this prospectus entitled "Tax
Treatment of Shareholders" before
you invest. The Fund also may invest
up to 20% of its total assets in
other types of securities, such as
taxable money market instruments,
including repurchase agreements, as
well as engage in securities
lending. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS

The Fund invests in securities that
are backed by "credit enhancements"
such as letters of credit. The value
of your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. In addition,
the Fund invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed-income
securities. Before you invest,
please read "More About the Funds"
and "Investment Risks."


 SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I   CLASS A

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none      none

                                                              ANNUAL OPERATING EXPENSES (as a
                                                                percentage of average daily net
                                                                assets)

                                                              Investment Advisory Fees (after fee
                                                                waiver) (2)                           .17%      .17%

                                                              12b-1 Fees                              none      .25%

                                                              Other Expenses (after
                                                                reimbursements) (3)                   .17%      .17%

                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (4)                      .34%      .59%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


(2) Without the fee waiver, Investment Advisory Fees would be .20% for both classes of shares.

(3) Without expense reimbursements, Other Expenses would be .18% for both classes of shares.

(4) Without the voluntary reduction of Investment Advisory Fees and reimbursement of Other Expenses, Total Operating Expenses would be .38% for Class I shares and .63% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

                                                                                               CLASS I
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 3       $ 11       $ 19        $ 43

                                                              Without Fee
                                                                Waivers         $ 4       $ 12       $ 21        $ 48


                                                                                               CLASS A
                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS

                                                              With Fee
                                                                Waivers         $ 6       $ 19       $ 33        $ 74

                                                              Without Fee
                                                                Waivers         $ 6       $ 20       $ 35        $ 79



These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Municipal Cash Management Money Market Fund   Financial Highlights


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.



                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                              --------------------
CLASS I                                                         1998      1997(a)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.0316      0.0125
  Net realized and unrealized gains (losses) from
    investments                                                     --          --
----------------------------------------------------------------------------------
Total from Investment Activities                                0.0316      0.0125
----------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.0316)    (0.0125)
----------------------------------------------------------------------------------
Total Distributions                                            (0.0316)    (0.0125)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------
Total Return                                                      3.20%       3.39%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                           $588,602    $201,705
  Ratio of expenses to average net assets                         0.35%       0.35%(b)
  Ratio of net investment income to average net assets            3.12%       3.37%(b)
  Ratio of expenses to average net assets*                        0.39%       0.41%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period August 18, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.



                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                              --------------------
CLASS A                                                         1998      1997(a)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                         0.0291      0.0116
  Net realized and unrealized gains (losses) from
    investments                                                     --          --
----------------------------------------------------------------------------------
Total from Investment Activities                                0.0291      0.0116
----------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.0291)    (0.0116)
----------------------------------------------------------------------------------
Total Distributions                                            (0.0291)    (0.0116)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 1.0000    $ 1.0000
----------------------------------------------------------------------------------
Total Return                                                      2.95%       3.14%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                           $ 61,243    $ 56,534
  Ratio of expenses to average net assets                         0.60%       0.60%(b)
  Ratio of net investment income to average net assets            2.90%       3.12%(b)
  Ratio of expenses to average net assets*                        0.64%       0.66%(b)



* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period August 18, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.

                              more about the funds

12

Portfolio Quality
----------------------------------------------------


Securities will be purchased by the Funds only if Banc One Investment Advisors determines that they present minimal credit risk under guidelines adopted by the One Group Board of Trustees. In addition, unless a more specific rating is specified, all investments of the Funds must be rated in one of the three highest rating categories described in "Description of Ratings" in the Appendix. If an investment is unrated, Banc One Investment Advisors must determine that it is of comparable quality to a rated security. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.


Illiquid Investments
----------------------------------------------------

Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees in determining whether an investment is illiquid.

Special Risk Considerations
----------------------------------------------------

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

PORTFOLIO TURNOVER: The Funds attempt to increase yield by taking advantage of short-term market variations. This policy is expected to result in high portfolio turnover. However, this should not adversely affect the Funds because they usually do not pay brokerage commissions when purchasing U.S. government securities.


FIXED INCOME SECURITIES: The value of the securities held by the Funds will increase or decrease based on changes in interest rates. If rates increase, the value of the Funds' investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase or decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.



DERIVATIVES: The Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund may invest in securities that are considered to be derivatives. "Derivatives" are securities or contracts that derive their value from the performance of underlying assets or securities. These securities may be more volatile than other securities. These include mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs). Derivatives present, to varying degrees, market, credit, regulatory and pre-payment risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments. For a more detailed discussion of these risks, please read "Investment Risks."


CONCENTRATION: The Cash Management Money Market Fund may invest a significant portion of its assets in the securities of companies in the financial services industry. This increases the Fund's risk of loss if an issuer fails to make principal or interest payments or if the market value of a security declines.

                 how to do business with One Group Mutual Funds

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHO MAY PURCHASE FUND SHARES?


Fund shares may be purchased by:



- Institutional investors and other accredited investors, including affiliates of BANK ONE CORPORATION, that have opened accounts with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.



- If you have questions about eligibility, please call The One Group Services Company at 1-800-480-4111.


WHEN CAN I BUY SHARES?


- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.



- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if (i) such purchase orders are received by The One Group Services Company before 3:00 p.m., Eastern Time ("ET") for the Funds (other than the Treasury Prime Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund), before 12:00 p.m. ET for the Municipal Cash Management Money Market Fund, and before 2:00 p.m. ET for the Treasury Prime Cash Management Money Market Fund, and (ii) the Fund's custodian, State Street Bank and Trust Company, receives "federal funds" before 4:00 p.m. ET. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.


- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.


- NAV is calculated each business day as of 12:00 p.m. ET and 4:00 p.m. ET for the Municipal Cash Management Money Market Fund, 2:00 p.m. ET and 4:00 p.m. ET for the Treasury Prime Cash Management Money Market Fund and 3:00 p.m. ET and 4:00 p.m. ET for the Cash Management Money Market Fund, Treasury Cash Management Money Market Fund and U.S. Government Securities Cash Management Money Market Fund. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.


HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000,000.

   - Subsequent investments must be at least $5,000.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

14


4. Send the completed application and authorize a bank transfer or initiate a wire transfer payable to "One Group" to:


   State Street Bank and Trust Company
   c/o One Group
   P.O. Box 8528
   Boston, MA 02266-8528


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.



6. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.


CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.


- Authorize a bank transfer or initiate a wire transfer payable to "One Group" to State Street Bank and Trust Company at the following wire address:


  State Street Bank & Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167

  FBO One Group Fund (ex: One Group Cash Management Money Market Fund)

  Your Account Number (ex: 123456789)

  Your Account Registration (ex: ABC Corporation)



- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528

Sales Charges
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to brokers and other Shareholder Servicing Agents that sell shares of One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

   2. There are no 12b-1 fees for Class I shares.

- 12b-1 fees help The One Group Services Company sell Class A shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Exchanging Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may exchange your shares for shares of any other Fund described in this prospectus. You may also exchange your shares for shares of any institutional money market fund that One Group may offer.

- One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

- One Group Funds offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call

  The One Group Services Company at 1-800-480-4111.

- One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:


- State Street Bank and Trust Company receives the request by 12:00 p.m. ET.


- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between Funds is considered a sale and may result in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming
Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.


- Redemption requests received by The One Group Services Company before:


  -- 12:00 p.m. ET for the Municipal Cash Management Money Market Fund


  -- 2:00 p.m. ET for the Treasury Prime Cash Management Money Market Fund


  -- 3:00 p.m. ET for the Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund and the U.S. Government Securities Cash Management Money Market Fund

  (or when the NYSE closes), will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  State Street Bank and Trust Company

  c/o One Group

  P.O. Box 8528
  Boston, MA 02266-8528

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange
   Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


   1. A designated commercial bank; or


   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.


- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment on redemptions, if the request is received before the time listed in "When Can I Redeem Shares?".



- The Funds will attempt to honor requests for payments the next business day, if the redemption request is received after the time listed in "When Can I Redeem Shares?"

16

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.


- Call your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash. The redemption price of shares is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- One Group may suspend your ability to redeem when:

   1. Trading on the NYSE is restricted.

   2. The NYSE is closed (other than weekend and holiday closings).

   3. The SEC has permitted a suspension.

   4. An emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax adviser before making a redemption.

                            shareholder information

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund and each class of shares within each Fund, votes separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


Dividend Policies

----------------------------------------------------

DIVIDENDS


The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. Dividends payable on Class I shares will be more than those payable on Class A shares. This is because Class A shares have higher distribution expenses.


DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND


Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no Federal income tax on the earnings they distribute to shareholders.


Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.


TAXATION OF DISTRIBUTIONS -- ALL FUNDS OTHER THAN ONE GROUP MUNICIPAL CASH MANAGEMENT FUND


Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, to investors on at least an annual basis. Distributions you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions, if any, of gains from investments that the Fund has held for more than one year will be taxable to you as such, regardless of how long you have held the shares.



Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.


TAXATION OF DISTRIBUTIONS -- ONE GROUP MUNICIPAL CASH MANAGEMENT FUND


The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, net short-term capital gains over net long-term capital losses) and its net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, to investors on at least an annual basis. Distributions you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income that do not qualify as "exempt-interest dividends" will be taxable as ordinary income and distributions, if any, of gains from investments that the Fund has held for more than one year will be taxable to you as such, regardless of how long you have held the shares. The Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may result in foreign liability for Federal alterna-

18

tive minimum tax and for state and local taxes, both for individual and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous year.


TAX INFORMATION


The Form 1099 that is mailed to eligible taxpayers every January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.


Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of the funds

THE FUNDS


Each Fund is a series of One Group, an open-end management investment company. One Group currently consists of 49 separate Funds. Five of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.


THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR


Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets. The Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund paid investment advisory fees of .16%, .15%, .16%, .18%, and .16%, respectively, of each Fund's average daily net assets as of December 31, 1998.


THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives an annual fee of .05% of each Fund's average daily net assets. The fee is calculated daily and paid monthly. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN, AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder record keeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.


Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.


Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for

20

all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies fund name

                                                                              21

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                                                                                fund code
             One Group(R) Treasury Cash Management Money Market Fund                1
             One Group(R) Treasury Prime Cash Management Money Market
               Fund                                                                 2
             One Group(R) U.S. Government Securities Cash Management
               Money Market Fund                                                    3
             One Group(R) Cash Management Money Market Fund                         4
             One Group(R) Municipal Cash Management Money Market Fund               5


INSTRUMENT                                                         FUND CODE           RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes and bonds                     1-5                Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by               3-5                Market
agencies and instrumentalities of the U.S. Government. These                             Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

REPURCHASE AGREEMENTS: The purchase of a security and the            1,3-5               Credit
simultaneous commitment to return the security to the seller                             Market
at an agreed upon price on an agreed upon date. This is                                Liquidity
treated as a loan.

SECURITIES LENDING: The lending of up to 33 1/3% of the               3-5                Credit
Fund's total assets. In return the Fund will receive cash,                               Market
other securities, and/or letters of credit.                                             Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or           3-5                Market
contract to purchase securities at a fixed price for                                    Leverage
delivery at a future date.                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,          3-5                Market
including money market funds of One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc
One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment
advisor.

EXTENDABLE COMMERCIAL NOTES: Variable rate notes with a                4                 Market
maximum stated maturity of thirteen months which, on a                                   Credit
designated day each month, may be extended by the purchaser                            Liquidity
for an additional thirteen months. The note's maturity
cannot be extended beyond the tenth anniversary of its
issuance.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with              3-5                Market
interest rates which are reset daily, weekly, quarterly or                               Credit
some other period and which may be payable to the Fund on                              Liquidity
demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real          3-5             Pre-Payment
estate loans and pools of loans. These include                                           Market
collateralized mortgage obligations ("CMOs") and Real Estate                             Credit
Mortgage Investment Conduits ("REMICs").                                               Regulatory

CERTIFICATES OF DEPOSIT: Negotiable instruments with a                4,5                Market
stated maturity.                                                                         Credit
                                                                                       Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in            4,5              Liquidity
exchange for the deposit of funds.                                                       Credit
                                                                                         Market

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn          4,5                Credit
on and accepted by a commercial bank. Maturities are                                   Liquidity
generally six months or less.                                                            Market

22


INSTRUMENT                                                         FUND CODE           RISK TYPE
COMMERCIAL PAPER: Secured and unsecured short-term                    4,5                Credit
promissory notes issued by corporations and other entities.                            Liquidity
Maturities generally vary from a few days to nine months.                                Market

DEMAND FEATURES: Securities that are subject to puts and              4,5                Market
standby commitments to purchase the securities at a fixed                              Liquidity
price (usually with accrued interest) within a fixed period                            Management
of time following demand by a Fund.

MUNICIPAL SECURITIES: Securities issued by a state or                 4,5                Market
political subdivision to obtain funds for various public                                 Credit
purposes. Municipal securities include private activity                                Political
bonds and industrial development bonds, as well as General                                Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation                            Regulatory
Notes, Revenue Anticipation Notes, other short-term
tax-exempt obligations, municipal leases, and obligations of municipal housing authorities and single family revenue
bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by banks              4                 Market
and highly rated insurance companies such as Guaranteed                                  Credit
Investment Contracts ("GICs") and Bank Investment Contracts                            Liquidity
("BICs").

RESTRICTED SECURITIES: Securities not registered under the            4,5              Liquidity
Securities Act of 1933, such as privately placed commercial                              Credit
paper and Rule 144A securities.                                                          Market

FOREIGN SECURITIES: Commercial paper of foreign issuers and            4                 Market
obligations of foreign banks, overseas branches of U.S.                                Political
banks and supranational entities.                                                      Liquidity
                                                                                          Form

PARTICIPATION INTERESTS: Interests in municipal securities,           4,5                Credit
including municipal leases, from financial institutions such                              Tax
as commercial and investment banks, savings and loan                                     Market
associations and insurance companies. These interests may
take the form of participations, beneficial interests in a
trust, partnership interests or any form of indirect
ownership that allows the Funds to treat the income from the investments as exempt from Federal Income Tax.

ASSET-BACKED SECURITIES: Securities secured by company                4,5             Pre-payment
receivables, home equity loans, truck and auto loans,                                    Market
leases, credit card receivables and other securities backed                              Credit
by other types of receivables or other assets.                                         Regulatory

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.


- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.


- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.



- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


Investment Policies
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

24

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.


2. Will not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.



3. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.


4. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.


5. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

                                    appendix

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F-1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

26

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    Aaa This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/
MUNICIPAL BOND RATINGS

S&P

Investment Grade

    Aaa The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     Aa Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    Bbb Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Non-Investment Grade

     Bb Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    Ccc Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet their financial commitment on the obligation.

      Cc Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S

MIG1 &    Short-term municipal securities rated MIG1 or VMIG1 are of the best
VMIG1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


MIG2 &    These short-term municipal securities are of high quality. Margins of
VMIG2     protection are ample although not so large as in the preceding group.


MIG3 &    Favorable quality. All security elements are accounted for, but the
VMIG3 undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

                      (This page intentionally left blank)

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215











The Statement of Additional Information
contains more detailed information about the Funds. The current Statement of Additional Information has been filed with the Securities and Exchange
Commission and is available without
charge by calling 1-800-480-4111 or by
writing to The One Group Services
Company at 3435 Stelzer Road, Columbus,
Ohio 43219. The Statement of Additional
Information is incorporated into this
prospectus by reference. The SEC
maintains a Web site (www.sec.gov) that
contains the Statement of Additional
Information, materials incorporated by
reference and other information
regarding One Group(R).



TOG-F-126

                           One Group(R) mutual funds

                        INSTITUTIONAL MONEY MARKET FUNDS

                              COMBINED PROSPECTUS

                                 March 18, 1999

                   One Group(R) Government Money Market Fund
                  One Group(R) Treasury Only Money Market Fund


 This prospectus describes two money market mutual funds. The Funds are offered only to certain institutional and accredited investors. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.


          Please remember that shares of the Funds: - Are not deposits or obligations of, or guaranteed by
 BANK ONE CORPORATION or its affiliates; - Are not insured or guaranteed by the Federal Deposit Insurance Corporation or by any federal or state governmental agency; - Involve investment risk, including the possible loss of the principal amount invested.



There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


  These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                       A BRIEF PREVIEW OF THE FUNDS................................    1

                       ABOUT THE FUNDS.............................................    2


                          One Group(R) Government Money Market Fund................    2


                          One Group(R) Treasury Only Money Market Fund.............    4

                       MORE ABOUT THE FUNDS........................................    6

                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............    7
                          Purchasing Fund Shares...................................    7
                          Exchanging Fund Shares...................................    8
                          Redeeming Fund Shares....................................    8

                       SHAREHOLDER INFORMATION.....................................   10
                          Voting Rights............................................   10
                          Dividend Policies........................................   10
                          Tax Treatment of the Funds...............................   10
                          Tax Treatment of Shareholders............................   10
                          Shareholder Inquiries....................................   10

                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   11
                          The Funds................................................   11
                          The Board of Trustees....................................   11
                          The Advisor..............................................   11
                          The Distributor..........................................   11
                          The Administrator and Sub-Administrator..................   11
                          The Transfer Agent, Custodian and Sub-Custodian..........   11
                          Year 2000................................................   11
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   13
                          Investment Practices.....................................   13
                          Investment Risks.........................................   14
                          Investment Policies......................................   14

                       APPENDIX: DESCRIPTION OF RATINGS............................   16


                              table of    contents
                        a brief    preview of the funds

             WHAT ARE THE GOALS OF THE FUNDS?
             The Funds are designed to produce high current income with liquidity and stability of principal. Each Fund will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that each Fund will be able to do so. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. The Funds intend to comply with Rule 2a-7 under The Investment Company Act of 1940. An investment in the Funds is not a deposit of BANK ONE CORPORATION or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

             The Funds invest in securities that are backed by "credit enhancements" such as letters of credit. The value of investments in the Funds could decrease if the credit quality of the credit enhancement provider declines. The Government Money Market Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed income securities. For more information about risks, please read "More About the Funds" and "Investment Risks."


             WHO CAN BUY SHARES?

             The Funds are offered only to institutional and other accredited investors. For more details, please see the section of this prospectus entitled "Purchasing Fund Shares."


             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at
             1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed monthly. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?

             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANK ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

2
    One Group(R)

Government Money Market Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks high current income
with liquidity and stability of
principal.

LOGO PORTFOLIO SECURITIES


The Fund invests exclusively in
securities that are issued or
guaranteed by the U.S. government or
by select U.S. government agencies
and instrumentalities, some of which
are subject to repurchase
agreements, as well as variable and
floating rate instruments, mortgage-
backed securities, and puts. The
Fund may invest in other money
market funds if those funds have
similar investment policies and
objectives and invest only in
securities with short-term ratings
that are equal to or higher than
those in which the Fund invests. The
Fund may also engage in securities
lending. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed income
securities. Before you invest,
please read "More About the Funds"
and "Investment Risks."

 SHAREHOLDER EXPENSES


 Shareholder Transaction Expenses (1)

 Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)                       none

 ANNUAL OPERATING EXPENSES (2) (as a
   percentage of average daily net
   assets)

Investment Advisory Fees                .08%

Other Expenses                          .10%

Total Fund Operating Expenses           .18%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.

(2) Expense information has been restated to reflect current fees.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

           1 YEAR    3 YEARS   5 YEARS   10 YEARS

             $2         $6       $10        $23


These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               3
One Group(R) Government Money Market Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                                                        JUNE 14,
                                                                YEAR ENDED JUNE 30,                                      1993 TO
                                    ----------------------------------------------------------------------------        JUNE 30,
                                       1998              1997             1996            1995            1994           1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $    1.000        $    1.000        $  1.000        $  1.000        $  1.000       $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                  0.055             0.053           0.055           0.053           0.033           0.001
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                 (0.055)           (0.053)         (0.055)         (0.053)         (0.033)         (0.001)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $    1.000        $    1.000        $  1.000        $  1.000        $  1.000       $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                              5.64%             5.43%           5.61%           5.41%           3.40%           3.28%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                           $3,712,252        $1,083,438        $855,613        $720,699        $692,253        $244,991
  Ratio of expenses to average net
    assets                                0.15%             0.14%           0.18%           0.21%           0.11%           0.07%(b)
  Ratio of net investment income
    to average net assets                 5.48%             5.31%           5.46%           5.28%           3.41%           3.13%(b)
  Ratio of expenses to average net
    assets*                               0.15%             0.14%           0.18%           0.22%           0.20%           0.33%(b)
  Ratio of net investment income
    to average net assets*                5.48%             5.31%           5.46%           5.27%           3.32%           2.87%(b)


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

4
    One Group(R)

Treasury Only Money Market Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks high current income
with liquidity and stability of
principal with the added assurance
of a Fund that does not purchase
securities that are subject to
repurchase agreements.

LOGO PORTFOLIO SECURITIES
The Fund invests exclusively in U.S.
Treasury bills, notes, bonds and
other U.S. obligations issued or
guaranteed by the U.S. Treasury. The
Fund may also engage in securities
lending. For a list of all the
securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
Before you invest, please read "More
About the Funds" and "Investment
Risks."

 SHAREHOLDER EXPENSES

Shareholder Transaction Expenses (1)

Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                       none

ANNUAL OPERATING EXPENSES (2) (as a
  percentage of average daily net
  assets)

Investment Advisory Fees                .08%

Other Expenses                          .10%

Total Fund Operating Expenses           .18%



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.


(2) Expense information has been restated to reflect current fees.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

1 YEAR    3 YEARS   5 YEARS   10 YEARS

  $2         $6       $10        $23


These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                               5
One Group(R) Treasury Only Money Market Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                                                        JUNE 14,
                                                                  YEAR ENDED JUNE 30,                                    1993 TO
                                        ------------------------------------------------------------------------        JUNE 30,
                                          1998            1997            1996            1995            1994           1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $  1.000        $  1.000        $  1.000        $  1.000        $  1.000        $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                    0.052           0.051           0.052           0.051           0.032           0.006
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                   (0.052)         (0.051)         (0.052)         (0.051)         (0.032)         (0.006)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $  1.000        $  1.000        $  1.000        $  1.000        $  1.000        $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                5.30%           5.24%           5.38%           5.22%           3.23%           2.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)     $719,570        $480,860        $415,961        $288,697        $217,725         $60,330
  Ratio of expenses to average net
    assets                                  0.15%           0.15%           0.17%           0.20%           0.15%           0.07%(b)
  Ratio of net investment income to
    average net assets                      5.18%           5.12%           5.23%           5.14%           3.23%           2.95%(b)
  Ratio of expenses to average net
    assets*                                 0.15%           0.15%           0.17%           0.21%           0.22%           0.33%(b)
  Ratio of net investment income to
    average net assets*                     5.18%           5.12%           5.23%           5.13%           3.16%           2.69%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

                              more about the funds

6

Portfolio Quality
----------------------------------------------------

Securities will be purchased by the Funds only if Banc One Investment Advisors determines that they present minimal credit risk under guidelines adopted by the One Group Board of Trustees. In addition, unless a more specific rating is specified, all investments of the Funds must be rated in one of the two highest rating categories described in "Description of Ratings" in the Appendix. If an investment is unrated, Banc One Investment Advisors must determine that it is of comparable quality to a rated security. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

Illiquid Investments
----------------------------------------------------

Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees in determining whether an investment is illiquid.

Special Risk Considerations
----------------------------------------------------

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

PORTFOLIO TURNOVER: The Funds attempt to increase yield by taking advantage of short-term market variations. This policy is expected to result in high portfolio turnover. However, this should not adversely affect the Funds because they usually do not pay brokerage commissions when purchasing U.S. government securities.


FIXED INCOME SECURITIES: The value of the securities held by the Funds will increase or decrease based on changes in interest rates. If rates increase, the value of the Funds' investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase or decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.



DERIVATIVES: The Government Money Market Fund may invest in securities that are considered to be derivatives. "Derivatives" are securities or contracts that derive their value from the performance of underlying assets or securities. These securities may be more volatile than other securities. These include mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs). Derivatives present, to varying degrees, market, credit, regulatory and pre-payment risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments. For a more detailed discussion of these risks, please read "Investment Risks."

                 how to do business with One Group Mutual Funds

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHO MAY PURCHASE FUND SHARES?


Fund shares may be purchased by:



- Institutional investors and other accredited investors, including affiliates of BANK ONE CORPORATION, that have opened accounts with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.



- If you have questions about eligibility, please call The One Group Services Company at 1-800-480-4111.


WHEN CAN I BUY SHARES?


- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.



- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if (i) such purchase orders are received by The One Group Services Company before 4:00 p.m., Eastern Time ("ET") for the Government Money Market Fund and 2:00 p.m. ET for the Treasury Only Money Market Fund, and (ii) the Fund's custodian, State Street Bank and Trust Company, receives "federal funds" before 4:00 p.m. ET. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.


- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

- NAV is calculated each business day as of 2:00 p.m. ET and following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000,000.

   - Subsequent investments must be at least $5,000.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


4. Send the completed application and authorize a bank transfer or initiate a wire transfer payable to "One Group" to:


   State Street Bank and Trust Company
   c/o One Group
   P.O. Box 8528
   Boston, MA 02266-8528


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder

8

   Servicing Agent regarding purchases, exchanges and redemptions.


6. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.


CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.


- Authorize a bank transfer or initiate a wire transfer payable to "One Group" to State Street Bank and Trust Company at the following wire address:


  State Street Bank & Trust Company
  Attn: Custody & Shareholder Services
  ABA 011 000 028
  DDA 99034167
  FBO One Group Fund (ex: One Group Government Money Market Fund)
  Your Account Number (ex: 123456789)

  Your Account Registration (ex: ABC Corporation)



- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:

  State Street Bank and Trust Company
  c/o One Group
  P.O. Box 8528
  Boston, MA 02266-8528


Exchanging Fund Shares

----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may exchange your shares for shares of any other Fund described in this prospectus. You may also exchange your shares for shares of any institutional money market fund that One Group may offer.

- One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


- One Group offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.


- One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:


- State Street Bank and Trust Company receives the request by 2:00 p.m. ET.


- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between Funds is considered a sale and may result in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming
Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.


- Redemption requests received by The One Group Services Company before 4:00 p.m. ET for the Government Money Market Fund and

  2:00 p.m. ET for the Treasury Only Money Market Fund (or when the NYSE closes), will be effective that day.


HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  State Street Bank and Trust Company

  c/o One Group

  P.O. Box 8528
  Boston, MA 02266-8528

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange
   Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record;

   3. the redemption check is mailed to the shareholder at the record address;
      or

   4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


   1. a designated commercial bank; or


   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.


- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment on redemptions, if the request is received before 4:00 p.m. ET for the Government Money Market Fund and 2:00 p.m. ET for the Treasury Only Money Market Fund.



- The Funds will attempt to honor requests for payments the next business day, if the redemption request is received after the time listed above.


WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.


- Call your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your redemption request.


- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash. The redemption price of shares is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- One Group may suspend your ability to redeem when:

   1. Trading on the NYSE is restricted.

   2. The NYSE is closed (other than weekend and holiday closings).

   3. The SEC has permitted a suspension.

   4. An emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax adviser before making a redemption.

                            shareholder information

10

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund and each class of shares within each Fund, votes separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANK ONE CORPORATION (One First National Plaza, Chicago, Illinois, 60670), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Treasury Only Money Market Fund and Government Money Market Fund. This is because as of December 1, 1998, BANK ONE CORPORATION or its affiliates possessed the power to vote substantially all of the shares of the Funds.

Dividend Policies
----------------------------------------------------

DIVIDENDS


The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.


DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND


Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no Federal income tax on the earnings they distribute to shareholders.


Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.



TAXATION OF DISTRIBUTIONS



Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, to investors on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions, if any, of gains from investments that the Fund has held for more than one year will be taxable to you as such, regardless of how long you have held the shares.



Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.



TAX INFORMATION



The Form 1099 that is mailed to eligible taxpayers every January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.


Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                    organization and management of the funds

THE FUNDS


Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently consists of 49 separate Funds. Two of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.


THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR


Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets. For the fiscal year ended June 30, 1998, the Funds paid investment advisory fees of .08% of each Fund's average daily net assets.


THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives an annual fee of .05% of each Fund's average daily net assets. The fee is calculated daily and paid monthly. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN, AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder record keeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.


Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.


Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates

12

that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

           details about the funds' investment practices and policies fund name

                                                                              13

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.



                                                                                fund code


             One Group(R) Government Money Market Fund                              1


             One Group(R) Treasury Only Money Market Fund                           2




INSTRUMENT                                                         FUND CODE           RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, and bonds.                   1-2                Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by                1                 Market
agencies and instrumentalities of the U.S. Government. These                             Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

REPURCHASE AGREEMENTS: The purchase of a security and the              1                 Credit
simultaneous commitment to return the security to the seller                             Market
at an agreed upon price on an agreed upon date. This is                                Liquidity
treated as a loan.

SECURITIES LENDING: The lending of up to 33 1/3% of the               1-2                Credit
Fund's total assets. In return the Fund will receive cash,                               Market
other securities, and/or letters of credit.                                             Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or           1-2                Market
contract to purchase securities at a fixed price for                                    Leverage
delivery at a future date.                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,           1                 Market
including money market funds of One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc
One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment
advisor.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with               1                 Market
interest rates which are reset daily, weekly, quarterly or                               Credit
some other period and which may be payable to the Fund on                              Liquidity
demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real           1              Pre-Payment
estate loans and pools of loans. These include                                           Market
collateralized mortgage obligations ("CMOs") and Real Estate                             Credit
Mortgage Investment Conduits ("REMICs").                                               Regulatory

PUT OPTIONS: A put option gives the buyer the right to sell,           1               Liquidity
and obligates the seller to buy, a security at a specified                             Management
price. The Fund will sell only secured put options.                                      Market
                                                                                         Credit
                                                                                        Leverage

14

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.


- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


Investment Policies
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.


2. Will not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.



3. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

4. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

5. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

FUNDAMENTAL POLICIES OF SPECIFIC FUNDS

The Treasury Only Money Market Fund:

1. Will not purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

2. Will not invest in any securities subject to repurchase agreements.

The Government Money Market Fund:

1. Will not purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Additional investment policies can be found in the Statement of Additional Information.

                                    appendix

16

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F-1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/
MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Non-Investment Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet their financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the

18

         long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S

MIG1 &   Short-term municipal securities rated MIG1 or VMIG1 are of the best
VMIG1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



MIG2 &   These short-term municipal securities are of high quality. Margins of
VMIG2    protection are ample although not so large as in the preceding group.





MIG3 &   Favorable quality. All security elements are accounted for, but the
VMIG3 undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4  Non-investment grade and, therefore, speculative.

                      (This page intentionally left blank)

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215





The Statement of Additional Information
contains more detailed information about the Funds. The current Statement of Additional Information has been filed with the Securities and Exchange
Commission and is available without
charge by calling 1-800-480-4111 or by
writing to The One Group Services
Company at 3435 Stelzer Road, Columbus,
Ohio 43219. The Statement of Additional
Information is incorporated into this
prospectus by reference. The SEC
maintains a Web site (www.sec.gov) that
contains the Statement of Additional
Information, materials incorporated by
reference and other information
regarding One Group(R).



TOG-F-124

                       STATEMENT OF ADDITIONAL INFORMATION


                           ONE GROUP(R) MUTUAL FUNDS



              ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
               (THE "U.S. TREASURY SECURITIES MONEY MARKET FUND")
        ONE GROUP PRIME MONEY MARKET FUND (THE "PRIME MONEY MARKET FUND")
    ONE GROUP MUNICIPAL MONEY MARKET FUND (THE "MUNICIPAL MONEY MARKET FUND") ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND (THE "OHIO MUNICIPAL MONEY MARKET
                                     FUND")

                  ONE GROUP BALANCED FUND (THE "BALANCED FUND")
          ONE GROUP LARGE CAP GROWTH FUND (THE "LARGE CAP GROWTH FUND")
           ONE GROUP LARGE CAP VALUE FUND (THE "LARGE CAP VALUE FUND")
            ONE GROUP MID CAP GROWTH FUND (THE "MID CAP GROWTH FUND")

   ONE GROUP INTERNATIONAL EQUITY INDEX FUND (THE "INTERNATIONAL EQUITY INDEX
                                     FUND")

             ONE GROUP MID CAP VALUE FUND (THE "MID CAP VALUE FUND")
              ONE GROUP EQUITY INDEX FUND (THE "EQUITY INDEX FUND")
             ONE GROUP EQUITY INCOME FUND (THE "EQUITY INCOME FUND")
       ONE GROUP DIVERSIFIED EQUITY FUND (THE "DIVERSIFIED EQUITY FUND")
          ONE GROUP SMALL CAP GROWTH FUND (THE "SMALL CAP GROWTH FUND")
         ONE GROUP INTERMEDIATE BOND FUND (THE "INTERMEDIATE BOND FUND")

               ONE GROUP INCOME BOND FUND (THE "INCOME BOND FUND")
           ONE GROUP GOVERNMENT BOND FUND (THE "GOVERNMENT BOND FUND")

     ONE GROUP ULTRA SHORT-TERM BOND FUND (THE "ULTRA SHORT-TERM BOND FUND")
           ONE GROUP SHORT-TERM BOND FUND (THE "SHORT-TERM BOND FUND")
         ONE GROUP TREASURY & AGENCY FUND (THE "TREASURY & AGENCY FUND")
           ONE GROUP HIGH YIELD BOND FUND (THE "HIGH YIELD BOND FUND")

   ONE GROUP INTERMEDIATE TAX-FREE BOND FUND (THE "INTERMEDIATE TAX-FREE BOND
                                     FUND")
          ONE GROUP MUNICIPAL INCOME FUND (THE "MUNICIPAL INCOME FUND")
                      ONE GROUP ARIZONA MUNICIPAL BOND FUND
                       (THE "ARIZONA MUNICIPAL BOND FUND")
                                 ONE GROUP WEST
     VIRGINIA MUNICIPAL BOND FUND (THE "WEST VIRGINIA MUNICIPAL BOND FUND")
                    ONE GROUP LOUISIANA MUNICIPAL BOND FUND
                     (THE "LOUISIANA MUNICIPAL BOND FUND")
      ONE GROUP OHIO MUNICIPAL BOND FUND (THE "OHIO MUNICIPAL BOND FUND")
   ONE GROUP KENTUCKY MUNICIPAL BOND FUND (THE "KENTUCKY MUNICIPAL BOND FUND")
      ONE GROUP TEXAS MUNICIPAL BOND FUND (THE "TEXAS MUNICIPAL BOND FUND")
     ONE GROUP TREASURY MONEY MARKET FUND (THE "TREASURY MONEY MARKET FUND")
          ONE GROUP TREASURY ONLY MONEY MARKET FUND (THE "TREASURY ONLY
                              MONEY MARKET FUND")
                     ONE GROUP GOVERNMENT MONEY MARKET FUND
                      (THE "GOVERNMENT MONEY MARKET FUND")
                              ONE GROUP TAX-EXEMPT
             MONEY MARKET FUND (THE "TAX-EXEMPT MONEY MARKET FUND")
 ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND (THE "INSTITUTIONAL PRIME MONEY
                                  MARKET FUND")
           ONE GROUP INVESTOR GROWTH FUND (THE "INVESTOR GROWTH FUND")
  ONE GROUP INVESTOR GROWTH & INCOME FUND (THE "INVESTOR GROWTH & INCOME FUND")
         ONE GROUP INVESTOR BALANCED FUND (THE "INVESTOR BALANCED FUND")
     ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND (THE "INVESTOR CONSERVATIVE
                                 GROWTH FUND")
            ONE GROUP INVESTOR AGGRESSIVE GROWTH FUND (THE "INVESTOR
                               AGGRESSIVE GROWTH")
     ONE GROUP INVESTOR FIXED INCOME FUND (THE "INVESTOR FIXED INCOME FUND")
           ONE GROUP SMALL CAP VALUE FUND (THE "SMALL CAP VALUE FUND")

       ONE GROUP DIVERSIFIED MID CAP FUND (THE "DIVERSIFIED MID CAP FUND")
 ONE GROUP DIVERSIFIED INTERNATIONAL FUND (THE "DIVERSIFIED INTERNATIONAL FUND")
    ONE GROUP MARKET EXPANSION INDEX FUND (THE "MARKET EXPANSION INDEX FUND")
                      ONE GROUP BOND FUND (THE "BOND FUND")
 ONE GROUP SHORT-TERM MUNICIPAL BOND FUND (THE "SHORT-TERM MUNICIPAL BOND FUND")
             ONE GROUP TAX-FREE BOND FUND (THE "TAX-FREE BOND FUND")
   ONE GROUP MICHIGAN MUNICIPAL BOND FUND (THE "MICHIGAN MUNICIPAL BOND FUND") ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND (THE "MICHIGAN MUNICIPAL MONEY
                                 MARKET FUND")
 ONE GROUP CASH MANAGEMENT MONEY MARKET FUND (THE "CASH MANAGEMENT MONEY MARKET
                                     FUND")
    ONE GROUP TREASURY CASH MANAGEMENT MONEY MARKET FUND (THE "TREASURY CASH
                         MANAGEMENT MONEY MARKET FUND")
 ONE GROUP TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND (THE "TREASURY PRIME
                      CASH MANAGEMENT MONEY MARKET FUND")
ONE GROUP U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
         (THE "U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET
                                   FUND") AND
   ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND (THE "MUNICIPAL CASH
                         MANAGEMENT MONEY MARKET FUND")
                  (EACH A "FUND," AND COLLECTIVELY THE "FUNDS")


                                   MARCH 18, 1999
This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses dated March 18, 1999. This Statement of Additional Information is incorporated in its entirety into each Fund's Prospectus. A copy of each Prospectus is available without charge by writing to The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800)-480-4111.

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

THE TRUST..............................................................  5
INVESTMENT OBJECTIVES AND POLICIES.....................................  8
     Additional Information on Fund Instruments .......................  8
         Asset-Backed Securities ......................................  8
         Bank Obligations .............................................  8
         Commercial Paper .............................................  9
         Common Stock ................................................. 10
         Convertible Securities ....................................... 10
         Demand Features .............................................. 10
         Foreign Investments .......................................... 11
              Risk Factors of Foreign Investments ..................... 11
              Limitations on the Use of Foreign Investments ........... 13
         Foreign Currency Transactions ................................ 13
              Position Hedging ........................................ 15
              Forward Foreign Currency Exchange Contracts ............. 16
              Foreign Currency Futures Contracts ...................... 16
              Foreign Currency Options ................................ 18
              Foreign Currency Conversion ............................. 19
              Other Foreign Currency Hedging Strategies ............... 20
              Risk Factors in Hedging Transactions .................... 20
         Futures and Options Trading .................................. 21
              Futures Contracts ....................................... 21
              Limitations on the Use of Futures Contracts ............. 22
              Risk Factors in Futures Transactions .................... 24
              Options Contracts ....................................... 25
              Writing (Selling) Covered Calls ......................... 26
              Purchasing Call Options ................................. 29
              Purchasing Put Options .................................. 29
              Secured Puts ............................................ 29
              Straddles and Spreads ................................... 29
              Risk Factors in Options Transactions .................... 30
              Limitations on the Use of Options ....................... 31
         Government Securities ........................................ 31
         High Quality Investments With Regard to the Money Market and
              Institutional Money Market Funds ........................ 31
         High Yield/High Risk Securities/Junk Bonds ................... 33
         Index Investing by the Equity Index, Market Expansion Index
              and International Equity Index Funds .................... 35
         Investment Company Securities ................................ 38
         Loan Participations and Assignments .......................... 38
         Mortgage-Related Securities .................................. 39
              Mortgage-Backed Securities (CMOs and REMICs) ............ 39
              Limitations on the Use of Mortgage Backed Securities .... 42
              Mortgage Dollar Rolls ................................... 43
              Stripped Mortgage Backed Securities ..................... 44

              Adjustable Rate Mortgage Loans ............................................................. 44
              Risk Factors of Mortgage-Related Securities ................................................ 46
         Municipal Securities ............................................................................ 48
              Risk Factors in Municipal Securities ....................................................... 50
              Limitations on the Use of Municipal Securities ............................................. 51
              Arizona Municipal Securities ............................................................... 52
              Kentucky Municipal Securities .............................................................. 54
              Louisiana Municipal Securities ............................................................. 54
              Michigan Municipal Securities .............................................................. 55
              Ohio Municipal Securities .................................................................. 57
              Texas Municipal Securities ................................................................. 58
              West Virginia Municipal Securities ......................................................... 59
         New Financial Products .......................................................................... 59
         PERCS ........................................................................................... 60
         Preferred Stock ................................................................................. 60
         Real Estate Investment Trusts ("REITs") ......................................................... 60
         Repurchase Agreements ........................................................................... 61
         Reverse Repurchase Agreements ................................................................... 61
         Restricted Securities ........................................................................... 62
         Securities Lending .............................................................................. 64
         Short-term Funding Agreements ................................................................... 65
         SPDRs ........................................................................................... 65
         Structured Instruments .......................................................................... 65
         Swaps, Caps and Floors .......................................................................... 67
         Treasury Receipts ............................................................................... 69
         U.S. Treasury Obligations ....................................................................... 69
         Variable and Floating Rate Instruments .......................................................... 70
         Warrants ........................................................................................ 72
         When-Issued Securities and Forward Commitments .................................................. 72
     Investment Restrictions ............................................................................. 73
     Portfolio Turnover .................................................................................. 81
     Additional Tax Information Concerning All Funds ..................................................... 83
     Additional Tax Information Concerning the Tax-Advantaged Funds ...................................... 87
     Additional Tax Information Concerning the International Funds ....................................... 89
     Foreign Tax Credit .................................................................................. 90
     Additional Tax Information Concerning the Funds of Funds ............................................ 91
VALUATION     ............................................................................................ 91
     Valuation of the Money Market and Institutional Money Market Funds .................................. 91
     Valuation of the Equity Funds, the Bond Funds and the Municipal Bond Funds .......................... 91
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE ............................ 92
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ........................................................... 93
     Exchanges ........................................................................................... 94
     Redemptions ......................................................................................... 95
MANAGEMENT OF THE TRUST .................................................................................. 96
     Trustees & Officers ................................................................................. 96
     Investment Advisor and Sub-Advisors .................................................................102

     Glass-Steagall Act ..................................................................................   107
     Portfolio Transactions ..............................................................................   108
     Administrator .......................................................................................   111
     Distributor .........................................................................................   118
     Distribution Plan ...................................................................................   118
     Predecessor Funds' Distribution and Shareholder Servicing Plans .....................................   121
     Custodian and Transfer Agent ........................................................................   122
     Experts  ............................................................................................   124
ADDITIONAL INFORMATION ...................................................................................   125
     Description of Shares ...............................................................................   125
     Shareholder and Trustee Liability ...................................................................   127
     Performance .........................................................................................   128
     Calculation of Performance Data .....................................................................   128
     Miscellaneous .......................................................................................   150

                                    THE TRUST



         One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust consists of fifty-four series of units of beneficial interest ("SHARES") each representing interests in one of the following separate investment portfolios ("FUNDS"):


         Money Market Funds. The U.S. Treasury Securities Money Market Fund (formerly, the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly, the Tax-Free Obligations Portfolio) the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund (formerly, Pegasus Michigan Municipal Money Market Fund) (these five Funds being collectively referred to as the "MONEY MARKET FUNDS"),


         Equity Funds. The Equity Income Fund (formerly, the Income Equity
         Fund), the Mid Cap Value Fund (formerly, the Disciplined Value Fund), the Mid Cap Growth Fund (formerly, the Growth Opportunities Fund and the Small Company Growth Fund), the Equity Index Fund, the International Equity Index Fund, the Large Cap Value Fund (formerly, the Large Company Value Fund and the Quantitative Equity Portfolio), the Large Cap Growth Fund (formerly, the Large Company Growth Fund), the Balanced Fund (formerly, the Asset Allocation Fund and the Flexible Balanced Portfolio), the Diversified Equity Fund (formerly, the Value Growth Fund), the Small Cap Growth Fund (formerly, the Small Capitalization Fund and the Gulf South Growth Fund), the Small Cap Value Fund (formerly, Pegasus Small-Cap Opportunity Fund), the Diversified Mid Cap Fund (formerly, Pegasus Mid-Cap Opportunity Fund), Diversified International Fund (formerly, Pegasus International Equity
         Fund), and the Market Expansion Index Fund (formerly, Pegasus Market Expansion Index Fund) (these fourteen Funds being collectively referred to as the "EQUITY FUNDS"),



         Bond Funds. The Intermediate Bond Fund (formerly, Pegasus Intermediate Bond Fund), the Income Bond Fund (formerly, Pegasus Multi-Sector Bond
         Fund), the Government Bond Fund, the Ultra Short-Term Bond Fund (formerly the Ultra Short-Term Income Fund and the Government ARM
         Fund), the Short-Term Bond Fund (formerly, the Limited Volatility Bond Fund, the Treasury & Agency Fund, the High Yield Bond Fund (formerly, the Income Fund) and the Bond Fund (formerly, Pegasus Bond Fund) (these eight Funds being collectively referred to as the "BOND FUNDS"),


         Municipal Bond Funds. The Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formerly the Tax-Free Bond Fund), the Tax-Free Bond Fund (formerly, Pegasus Municipal Bond Fund), the Short-Term Municipal Bond Fund

         (formerly, Pegasus Short Municipal Bond Fund), the Ohio Municipal Bond Fund, the Texas Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Louisiana Municipal Bond Fund, and the Michigan Municipal Bond Fund (formerly, Pegasus Michigan Municipal Bond Fund) (these eleven Funds being collectively referred to as the "MUNICIPAL BOND FUNDS"),

         Institutional Money Market Funds. The Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax-Exempt Money Market Fund, the Institutional Prime Money Market Fund, the Cash Management Money Market Fund (formerly, Pegasus Cash Management Fund), the Treasury Cash Management Money Market Fund (formerly, Pegasus Treasury Cash Management Fund), the Treasury Prime Cash Management Money Market Fund (formerly, Pegasus Treasury Prime Cash Management Fund), the U.S. Government Securities Cash Management Money Market Fund (formerly, Pegasus U.S. Government Securities Cash Management Fund), and the Municipal Cash Management Money Market Fund (formerly, Pegasus Municipal Cash Management Fund) (these ten Funds being collectively referred to as the "INSTITUTIONAL MONEY MARKET FUNDS"),

         Funds of Funds. The Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund (these six Funds being collectively referred to as the "FUNDS OF FUNDS").


TAX-ADVANTAGED FUNDS. The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the Municipal Bond Funds, the Tax-Exempt Money Market Fund, and the Municipal Cash Management Money Market Fund are also referred to as the "TAX-ADVANTAGED FUNDS."

INTERNATIONAL FUNDS. The Diversified International Fund and the International Equity Index Fund are also referred to as the "INTERNATIONAL FUNDS."


CASH MANAGEMENT FUNDS. The Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund, and the Municipal Cash Management Money Market Fund are also referred to as the "CASH MANAGEMENT FUNDS."


DIVERSIFICATION. All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 ACT"), except the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Texas Municipal Bond Fund, the Arizona Municipal Bond Fund, the Michigan Municipal Bond Fund, the Michigan Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Louisiana Municipal Bond Fund, which are non-diversified.

SHARE CLASSES. Shares in the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) are generally offered in four separate classes: Class I Shares, Class A Shares, Class B Shares and Class C Shares.(1) The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Class A Shares, Class B Shares, Class C Shares, Class I Shares and Service Class Shares. The Institutional Money Market Funds (other than the Cash Management Funds) offer only a single class of shares. The Michigan Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Municipal Money Market Fund offer Class A, Class C, Class I and Service Class Shares. The Cash Management Funds offer Class A and Class I Shares only. Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.


Pegasus Merger. In March, 1999, the Funds of the Trust merged with the Pegasus Funds pursuant to an Agreement and Plan of Reorganization. Except for the following Funds listed below, One Group Mutual Funds are considered to be the surviving funds for accounting purposes. The following list shows the name of the former Pegasus funds that are considered to be the surviving funds for accounting purposes and the current name of such Funds:



NAME OF FORMER PEGASUS FUND                                           ONE GROUP MUTUAL FUNDS' NAME
1.   Pegasus Multi-Sector Bond Fund                                   1.   the Income Bond Fund
2.   Pegasus Intermediate Bond Fund                                   2.   the Intermediate Bond Fund
3.   Pegasus Small-Cap Opportunity Fund                               3.   the Small Cap Value Fund
4.   Pegasus Mid-Cap Opportunity Fund                                 4.   the Diversified Mid Cap Fund
5.   Pegasus International Equity Fund                                5.   the Diversified International Fund
6.   Pegasus Market Expansion Index Fund                              6.   the Market Expansion Index Fund
7.   Pegasus Bond Fund                                                7.   the Bond Fund
8.   Pegasus Short Municipal Bond Fund                                8.   the Short-Term Municipal Bond Fund
9.   Pegasus Municipal Bond Fund                                      9.   the Tax-Free Bond Fund
10.  Pegasus Michigan Municipal Bond Fund                             10.  the Michigan Municipal Bond Fund
11.  Pegasus Michigan Municipal Money Market Fund                     11.  the Michigan Municipal Money Market Fund
12.  Pegasus Cash Management Fund                                     12.  the Cash Management Money Market Fund
13.  Pegasus Treasury Cash Management Fund                            13.  the Treasury Cash Management Money Market Fund
14.  Pegasus Treasury Prime Cash Management Fund                      14.  the Treasury Prime Cash Management Money Market Fund
15.  Pegasus U.S. Government Securities Cash Management Fund          15.  the U.S. Government Securities Cash Management
                                                                              Money Market Fund
16.  Pegasus Municipal Cash Management Fund                           16.  the Municipal Cash Management Money Market Fund



These 16 Funds are collectively referred to as the PREDECESSOR FUNDS. Individual Predecessor Funds are identified in this Statement of Additional Information by their One Group Mutual Funds' name.


[FN]
(1)Class C shares are currently not available for purchase in all of the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES


         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

ASSET-BACKED SECURITIES

         Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recoup any premium paid on asset-backed securities.

BANK OBLIGATIONS

         Bank obligations consist of bankers' acceptances, certificates of deposit, and demand and time deposits.

         BANKERS' ACCEPTANCES are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         CERTIFICATES OF DEPOSIT are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         DEMAND DEPOSITS are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. TIME DEPOSITS are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

COMMERCIAL PAPER

         Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meets the following criteria.


         Bond Funds. The Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Ultra Short-Term Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), Aa or better by Moody's Investors Service, Inc. ("MOODY'S") or A2 or better by Fitch IBCA ("FITCH")) or if unrated, determined by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS") to be of comparable quality. The High Yield Bond Fund and the Income Bond Fund may purchase commercial paper in any rating category by at least one NRSRO, or, if unrated, determined by Banc One Investment Advisors or with respect to the High Yield Bond Fund, Banc One High Yield Partners, LLC (the "HIGH YIELD SUB-ADVISOR" or a "SUB-ADVISOR") to be of comparable quality.


         Municipal Bond Funds. The Municipal Bond Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.



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         Money Market Funds. The Money Market Funds (other than the U.S.
         Treasury Securities Money Market Fund), may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Institutional Money Market Funds. The Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund may purchase commercial paper rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Equity Funds. The Equity Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

COMMON STOCK

         Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors. (Equity securities such as common stock will generally comprise no more than 10% of the High Yield Bond Fund's total assets).

CONVERTIBLE SECURITIES

         Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DEMAND FEATURES

         Some of the Funds may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration.

However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

         Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at a Fund's option, specified municipal securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

         The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

FOREIGN INVESTMENTS

         Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Banker's Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities.

         RISK FACTORS OF FOREIGN INVESTMENTS

         Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

         Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

         Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.


         Currency Risk. On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in euros. In addition, outstanding shares will be redenominated in euros. All government bonds issued by participating nations will be in euros, and outstanding government bonds will be redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement, and payment systems for the new currency. These uncertainties could adversely affect the value of the foreign securities held by the Funds.


         A substantial portion of the securities of the International Funds will be denominated in foreign currencies. In addition, the International Funds may hold funds in foreign currencies. Thus, the value of an International Fund's shares will be affected by changes in currency exchange rates. The value of the Fund's investments denominated in foreign currencies and any funds held in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by exchange control regulations or changes in exchange rates between foreign currencies and the U.S. dollar. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

           By investing in foreign securities, the International Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by a Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic equity and debt securities, will provide a source of increased diversification.

         The International Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends.

         - The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

         - The Diversified International Fund invests primarily in the securities of companies located in Europe, Asia and Latin America. The Fund may also invest in other regions and countries that present attractive investment opportunities, including developing countries. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

         LIMITATIONS ON THE USE OF FOREIGN INVESTMENTS. Except for the International Funds, investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Funds that may invest in such securities.

FOREIGN CURRENCY TRANSACTIONS

         The International Funds may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of any of the following, some of which also have been described above: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. The International Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund's investments in foreign securities. The International Funds may enter into such transactions only in connection with hedging strategies.

         While a Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

         The International Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. Each International Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

         Transaction Hedging. When the International Funds engage in transaction hedging, they enter into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The International Funds will engage in transaction hedging when they desire to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the International Funds will attempt to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The International Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The International Funds may also enter into contracts to purchase or sell foreign currencies at a future date ("FORWARD CONTRACTS"). Although there is no current intention to do so, the International Funds reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

         For transaction hedging purposes the International Funds may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

         POSITION HEDGING. When engaging in position hedging, the International Funds will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated (or an increase in the value of currency for securities which Banc One Investment Advisors or, in the case of the International Equity Index Fund, Independence International Associates, Inc. (the "INTERNATIONAL SUB-ADVISOR" or a "SUB-ADVISOR") expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The International Funds may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Funds have no current intention to do so.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, the International Funds may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Although the International Funds have no current intention to do so, the International Funds may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Funds own or expect to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The International Funds, for hedging purposes only, may purchase forward foreign currency exchange contracts, which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         FOREIGN CURRENCY FUTURES CONTRACTS. The International Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund will enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

         When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

         Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

         At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Funds intend to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         FOREIGN CURRENCY OPTIONS. The International Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         A Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the ECU) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such call option in this illustration, the Fund gives up on the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

         Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contacts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate. The International Funds will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the International Funds will not hedge a currency substantially in excess (as determined by Banc One Investment Advisors or the International Sub-Advisor, in the case of the International Equity Index Fund) of the market value of the securities denominated in such currency which they own, the expected acquisition price of securities which they have committed or anticipate to purchase which are denominated in such currency, and, in the cases of securities which have been sold by a Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, the International Funds will segregate, at its Custodians, U.S. government or other high quality securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. The International Funds may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33 1/3% of its total assets from foreign currency options, futures, related options and forward currency transactions.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

         FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         OTHER FOREIGN CURRENCY HEDGING STRATEGIES. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and the International Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund's investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust's Board of Trustees.

         RISK FACTORS IN HEDGING TRANSACTIONS

         Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities.

         Liquidity. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

         Judgement of the Advisor and the International Sub-Advisor. Successful use of hedging instruments by the International Funds is subject to the ability of the Banc One Investment Advisors and/or the International Sub-Adviser, in the case of the International Equity Index Fund to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of Banc One Investment Advisors or the International Sub-Advisor are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

FUTURES AND OPTIONS TRADING


         Some of the Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

         FUTURES CONTRACTS

         Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

         Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         When making futures trades, the Funds are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. A Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws.

         A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

         A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

         LIMITATIONS ON THE USE OF FUTURES CONTRACTS

         None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the respective Fund's total assets. The Funds of Funds will not enter into futures contract transactions, however, the One Group mutual funds in which they invest may do so as described herein. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets.

         The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures contracts for speculative purposes; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.


         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund. In certain circumstances, entry into a futures contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will also accelerate gain to the Funds.

         RISK FACTORS IN FUTURES TRANSACTIONS


         Liquidity. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge such positions. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         Risk of Loss. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for risk management purposes, Banc One Investment Advisors and, with respect to the International Equity Index Fund, the International Sub-Advisor, and, with respect to the High Yield Bond, the High Yield Sub-Advisor do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Correlation Risk. Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Price Fluctuations. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. A Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or for other risk management strategies.

         OPTIONS CONTRACTS

         Some of the Funds may use options on securities or futures contracts as a hedging device. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (also called the STRIKE price). A CALL OPTION gives the buyer the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules.

         A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of a put option must purchase futures contracts or securities at a strike price if the option is exercised. In the case of a call option, the seller must sell the futures contract or security in the underlying futures contract or security at the strike price if the option is exercised.

         A NAKED OPTION is an option written by a party who does not own the underlying futures contract or security. A COVERED OPTION is an option written by a party who does own the underlying position. The initial purchase (sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction". This involves the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

         A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market levels. A put option is "in-the-money" if the strike price is above current market levels, and "out-of-the-money" if the strike price is below current market levels.

         Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

         Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

         WRITING (SELLING) COVERED CALLS

         Some of the Funds may write (sell) covered call options and purchase options to close out options previously written by the Fund. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Funds will write covered call options on securities which, in the opinion of Banc One Investment Advisors or the applicable Sub-Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Generally, a Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in a Fund's best interest. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by a Fund, and has the effect of cancelling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and a Fund delivers securities to the holder of a call option, a Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

         Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call options it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         PURCHASING CALL OPTIONS

         Certain Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying a premium for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.

         PURCHASING PUT OPTIONS

         Certain Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.

         SECURED PUTS

         Certain Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

         STRADDLES AND SPREADS

         Certain Funds also may engage in straddles and spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors or the applicable Sub-Advisor believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

         RISK FACTORS IN OPTIONS TRANSACTIONS

         Risk of Loss. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.

         Judgement of Advisor and Sub-Advisors. The successful use of the options strategies depends on the ability of Banc One Investment Advisors or the applicable Sub-Advisor to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Fund's ability to terminate option positions at times when Banc One Investment Advisors or the applicable Sub-Advisor, deems it desirable to do so. A Fund will take an option position only if Banc One Investment Advisors or the applicable Sub-Advisor believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         Liquidity. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.
         Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


         LIMITATIONS ON THE USE OF OPTIONS


         Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

GOVERNMENT SECURITIES

         Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GINNIE MAE") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("FANNIE MAE"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("FREDDIE MAC") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors or the applicable Sub-Advisor believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.

HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET AND INSTITUTIONAL MONEYMARKET FUNDS

         The Money Market and Institutional Money Market Funds, may invest only in obligations determined by the Fund's investment Advisor, Banc One Investment Advisors to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.



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

         The Treasury Money Market Fund, the U.S. Treasury Securities Money Market Fund,the Treasury Only Money Market Fund, the Treasury Cash Management Money Market Fund, and the Treasury Prime Cash Management Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the Treasury Money Market Fund, the U.S. Treasury Securities Money Market Fund, and the Treasury Cash Management Money Market Fund may be subject to repurchase agreements.

         The Government Money Market Fund and the U.S. Government Securities Cash Management Money Market Fund invest exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         The Tax-Exempt Money Market Fund may invest only in obligations which, at the time of purchase, (i) possess the highest short-term ratings from a NRSRO or (ii) possess, in the case of multiple-rated securities, the highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Investment Advisors to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees (collectively, "FIRST TIER SECURITIES"). Some of the securities of the Tax-Exempt Money Market Fund may be subject to repurchase agreements.

         With regard to the Money Market Funds and the Institutional Money Market Funds (other than the Tax-Exempt Money Market Fund), investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Investment Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "ELIGIBLE SECURITIES"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Investment Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Investment Advisors to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Investment Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

         Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Investment Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

         Each Money Market Fund (other than the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market
Fund) and Institutional Money Market Fund (other than the Tax-Exempt Money Market Fund) will not invest more than 5% of its total assets in the First Tier Securities of any one issuer (as defined by or permitted under Rule 2a-7). In addition, each Fund (other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Tax-Exempt Money Market Fund) may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund (other than the Treasury Only Money Market Fund and the Treasury Prime Cash Management Money Market Fund), repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Investment Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

HIGH YIELD/HIGH RISK SECURITIES/JUNK BONDS
         Some of the Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB or lower by S&P and BA or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. These securities are regarded as predominately speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Funds more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Funds' ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Funds would experience a reduction of their income and could expect a decline in the market value of the defaulted securities.

         Further, proposed or yet to be proposed new laws may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund's net asset value and investment practices.

         Finally, the market prices of high-yield, high risk securities structured as zero coupon or pay-in-kind securities (as defined below) are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. However, the Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Funds may have to sell securities to have sufficient cash to pay the dividends.

         The high yield, high risk investments include the following:

                  Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

                  Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

                  Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

                  Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

                  Private Placements. These are bonds sold directly to a small number of investors, usually institutional, without registration under the Securities Act of 1933

                  Convertible Securities. These are bonds or preferred stock that convert to common stock.

                  Preferred Stock. These are stocks that generally pay a dividend at a specified rate and which have preference over common stock in the payment of dividends and in liquidation.

                  Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of the less developed countries ("LDC'S").

This foregoing list is not definitive. The prospectus and this Statement of Additional Information list additional types of permissible investments. Such investments may be purchased by some of the Funds even if they are classified as non-investment grade securities.

INDEX INVESTING BY THE EQUITY INDEX, MARKET EXPANSION INDEX AND INTERNATIONAL EQUITY INDEX FUNDS

         Equity Index Fund. It is anticipated that the indexing approach that will be employed by the Equity Index Fund will be an effective method of substantially tracking percentage changes in the S&P 500 Index (the "INDEX"). It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. "S&P 500" is a service mark of S&P.

         The weights of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

         Banc One Investment Advisors generally selects stocks for the Equity Index Fund in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

         Market Expansion Index Fund. The Market Expansion Index Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index (the "INDICES") and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. It is anticipated that the indexing approach that will be employed by the Market Expansion Index Fund will be an effective method of substantially tracking percentage changes in the Indices. Small capitalization companies are also added to the Fund in equal weightings according to an analysis of the industry diversification of the combined Indices. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the combined Indices in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the combined Indices of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the combined Indices. The

Fund's ability to correlate its performance with the combined Indices, however, may be affected by, among other things, changes in securities markets, the manner in which the Indices are calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select other indices if such a standard of comparison is deemed to be more representative of the performance of common stocks.

S&P chooses the stocks to be included in the Indices largely on a statistical basis. Inclusion of a stock in the Indices in no way implies an opinion by S&P as to its attractiveness as an investment. The Indices are determined, composed and calculated by S&P without regard to the Market Expansion Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Market Expansion Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Market Expansion Index Fund or as to the ability of the Indices to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of S&P.

         Banc One Investment Advisors generally selects stocks for the Market Expansion Index Fund based on both capitalization weightings in the Indices and industry representation.

         International Equity Index Fund. It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially tracking percentage changes in the Gross Domestic Product ("GDP") weighted MSCI EAFE Index (the "INTERNATIONAL INDEX"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.95, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley Capital International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by Gross Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

         MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.

INVESTMENT COMPANY SECURITIES

         Some of the Funds may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. These limits do not apply to the Funds of Funds. Other investment company securities may include securities of a money market fund of the Trust, and securities of other investment companies for which Banc One Investment Advisors serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisors; and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Investment Advisors will waive its fees attributable to the assets of any Fund invested in any investment company.

LOAN PARTICIPATIONS AND ASSIGNMENTS

         Some of the Funds may invest in fixed and floating rate loans ("LOANS") arranged through private negotiations between issuers (which may be corporate issuers or issuers of Sovereign Debt Obligations) and one or more financial institutions ("LENDERS"). Investments in loans are expected in most instances to be in the form of participations in Loans ("PARTICIPATIONS") and assignments of all or a portion of Loans ("ASSIGNMENTS") from third parties. Because loan participants and assignments may be illiquid, a Fund will invest no more than 15% (10% for the Money Market Funds) of its net assets in loan participations and other illiquid assets. The government that is the borrower on the Loan will be considered by the Fund to be the issuer of a Participations or Assignment for


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

purposes of the fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government). A Fund's investment in Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower.

         When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain Sovereign Debt Obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a Loan is through a Participations and not an Assignment. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities for purposes of valuing a Fund's portfolio and calculating its net asset value.

MORTGAGE-RELATED SECURITIES

         MORTGAGE-BACKED SECURITIES (CMOS AND REMICS). Certain of the Funds may invest in mortgage-backed securities including collateralized mortgage obligations ("CMOS") and Real Estate Mortgage Investment Conduits ("REMICS"). Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

         Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

         Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

         Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

         Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

         Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

         Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

         REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit- related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

         LIMITATIONS ON THE USE OF MORTGAGE-BACKED SECURITIES

         Equity Funds. The Balanced Fund, the Small Cap Value Fund, the Diversified Mid Cap Fund, and the Diversified International Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through Securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Bond Funds. The Government Bond Fund and the Treasury & Agency Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Bond Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Government Bond Fund and the Treasury & Agency Fund may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. The Short-Term Bond Fund, the Ultra Short-Term Bond Fund, the Intermediate Bond Fund, and the Bond Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisor to be of comparable quality. The Income Bond Fund and the High Yield Bond Fund can invest in mortgage-backed securities in ANY rating category.

         Municipal Bond Funds. The Municipal Bond Funds may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisor to be of comparable quality.

         Money Market Funds. The Government Money Market Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Money Market Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Prime Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund may invest in mortgage-backed securities that are rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Institutional Money Market Funds. The Institutional Money Market Funds (other than the Municipal Cash Management Money Market Fund and the Cash Management Money Market Fund) may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The Municipal Cash Management Money Market Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. With respect to the Institutional Money Market Funds, mortgage-backed securities must be rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         MORTGAGE DOLLAR ROLLS. Some of the Funds may enter into Mortgage Dollar Rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls. The benefits derived from the use of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

         STRIPPED MORTGAGE BACKED SECURITIES. Stripped Mortgage Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

         In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile, and under extremely high prepayment conditions IOs can incur significant losses. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayment increase and falling as prepayments decrease. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging.


         The Bond Funds (other than the Treasury & Agency Fund), the Municipal Bond Funds, and the Balanced Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities.


         ADJUSTABLE RATE MORTGAGE LOANS. The Bond Funds and the Balanced Fund, may invest in adjustable rate mortgage loans ("ARMS"). The Treasury & Agency Fund may buy only government ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "MORTGAGE INTEREST RATES") may be subject to periodic adjustment based on changes in the applicable index rate (the "INDEX RATE"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

         Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "MAXIMUM ADJUSTMENT"). Other ARMs ("NEGATIVELY AMORTIZING ARMS") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

         Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

         There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

         In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.


         RISKS FACTORS OF MORTGAGE-RELATED SECURITIES


         Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds of the Trust will receive when these amounts are reinvested.

         Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

         Prepayments. Although having less risk of decline during periods of rising interest rates, adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

         Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

MUNICIPAL SECURITIES

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "PRIVATE ACTIVITY BONDS" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed inter-city rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation.

         Certain debt obligations known as "INDUSTRIAL DEVELOPMENT BONDS" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

         The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

         The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors or the applicable Sub-Advisor will consider such an event in determining whether the Fund should continue to hold the obligations.

         Municipal securities may include OBLIGATIONS OF MUNICIPAL HOUSING AUTHORITIES and SINGLE-FAMILY MORTGAGE REVENUE BONDS. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         MUNICIPAL LEASES are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

         RISK FACTORS IN MUNICIPAL SECURITIES

         Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

         Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements will be consistently met, there is no assurance that the requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities and possibly requiring a Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy

         Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

         State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Litigation and Current Developments. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

         New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.


         LIMITATIONS ON THE USE OF MUNICIPAL SECURITIES


         As a matter of fundamental policy, under normal market conditions, at least 80% of the total assets (net assets in the case of the Louisiana Municipal Bond Fund) of each of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the Municipal Income Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Michigan Municipal Bond Fund, the Texas Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Arizona

Municipal Bond Fund, and the Tax-Exempt Money Market Fund will be invested in Municipal Securities. Other Funds may also invest in Municipal Securities if Banc One Investment Advisors or the applicable Sub-Advisor determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         The Tax-Advantaged Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

         ARIZONA MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Arizona Municipal Securities" refers to debt securities which are issued by or on behalf of Arizona or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Arizona personal income tax .

         Risk Factors Regarding Investments in Arizona Municipal Securities. Over the past several decades, Arizona's economy has grown faster than most other regions of the country. Arizona's population experienced an increase of 2.9% in 1996 and a substantially similar percentage increase in 1997. Arizona's employment rate increased 6.7% in 1994, 6.1% in 1995, 5.6% in 1996 and 4.4% in 1997. For 1997, Arizona ranked second in the country for job growth, and the Phoenix-Mesa metropolitan area ranked first among all United States metropolitan areas for job growth. Recent lay offs by Motorola and Intel, two large Phoenix area employers, may lead to more modest job growth in 1998. The 1996 unemployment rate was 5.5%, and the 1997 unemployment rate was 4.7%.



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

         Arizona's per capita personal income has generally varied between 5% and 15% below the national average due to such factors as the chronic poverty on the state's Indian reservations, the states relatively high number of retirees and children, and the state's below-average wage scale. However, Arizona's aggregate personal income grew nearly 5.3% during 1996 to approximately $84.5 billion and is estimated to have reached $100.8 billion in 1997.

         Despite an increase in population, employment and aggregate personal income, retail sales growth rates have declined over the last few years. The growth rate was 12.0% in 1994, 8.8% in 1995, 5.9% in 1996 and an estimated 5.1% in 1997.

         After experiencing several years of budget shortfalls requiring mid-year adjustments, the State of Arizona has had significant budget surpluses each year since 1993, including a $593.3 million surplus for the fiscal year ended June 30, 1997. An amendment to the Arizona Constitution requiring a 2/3 majority vote in both houses of the Legislature to enact any tax or fee increase limits Arizona's ability to raise additional revenue when needed, but Arizona has placed some of its surplus revenues in a rainy-day fund to address this risk.

         The State of Arizona, as such, has no general obligation debt. The Arizona Department of Transportation, the Arizona Board of Regents, the Arizona Power Authority and the Water Infrastructure Authority of Arizona have each issued revenue bonds. The State of Arizona has financed certain capital improvements and equipment through certificates of participation, which represent undivided interests in lease payments to be made by the state that are subject to annual appropriations by the Arizona legislature.

         The Arizona Constitution limits the amount of debt that can be issued by the state's counties, cities, towns, school districts and other municipal corporations in the form of indebtedness payable from property taxes or other general fund sources. In general, those political subdivisions may not become indebted in an amount exceeding six percent of the value of the taxable property in the political subdivision without the approval of a majority of the qualified electors voting at an election. No county or school district may become indebted in an amount exceeding 15% (30% for unified school districts) of the value of taxable property, even with voter approval. Incorporated cities or towns with voter approval may become indebted in an amount up to 20% of the value of taxable property, for purposes of supplying water, light, sewers, open space preserves, parks, playgrounds and recreational facilities. These constitutional debt limits generally do not apply to revenue bonds payable from a special fund revenue source.

         In July 1994, the Arizona Supreme Court ruled that Arizona's system for financing public education created substantial disparities in facilities among school districts and violated the provisions of the Arizona Constitution which require the Legislature to establish and maintain "a general and uniform public school system." After several attempts, each of which were held unconstitutional by the Arizona Supreme Court, the Legislature enacted legislation in July 1998, which establishes a centralized state school capital finance system and, among other things, limits the ability of school districts to issue bonds. There are currently no challenges pending with respect to the legislation.

         KENTUCKY MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to debt securities which are issued by or on behalf of Kentucky or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Kentucky personal income tax.

         Risk Factors Regarding Investments in Kentucky Municipal Securities. As of June 30, 1998, Kentucky had an unemployment rate of 4.5%, slightly less than the 4.7% national average. For calendar year 1997, Kentucky's per capita income ranked 41st in the nation and was 81% of the national average. The most current audited financial statements for Kentucky indicate a surplus of funds in the General Fund of $538,075,000 as of June 30, 1997, which was $411,185,000 above the budgeted balance.

         Unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the securities.

         LOUISIANA MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Louisiana Municipal Securities" refers to debt securities which are issued by or on behalf of Louisiana or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Louisiana personal income tax.

         Risk Factors Regarding Investments in Louisiana Municipal Securities. The State of Louisiana continues to consolidate its economic and financial gains after a period of difficulty. In the mid-1980's, abrupt declines in the price of oil disrupted both the economy and financial operations of the State. Recent years have generally produced operating surpluses and major financial issues, such as Medicaid and risk management, have been addressed. Also, debt has been reduced to a moderate level, at $574 per capita and 2.9% of personal income.

         Louisiana's economy is resource based, led by oil and gas, but agribusiness and tourism are also significant components. Growth in the service employment sector is providing more diversity, but the State is still very dependent on oil and gas for direct or indirect employment and income. The price of oil is estimated at $17 per barrel in 1998 and $17.50 in 1999.

         Personal income gains were in excess of the national rates in 1990 - 1994, both in total and on a per capita basis, but the gains were lower in 1995 and 1996. Louisiana's per capita personal income is currently equal to 81% of the national average, but this is still well below the 90% figure recorded in 1981 when the oil and gas industry was extremely active. The State projects employment to increase 4.8% in 1998 and 4.5% in 1999.

MICHIGAN MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Michigan Municipal Securities" refers to debt securities which are issued by or on behalf of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both Federal income tax and Michigan income tax.

         Risk Factors Regarding Michigan Municipal Securities. The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.



         Total State wage and salary employment is estimated to have grown by 1.9% in 1998. The rate of unemployment is estimated to have been 3.8% in 1998, below the national average for the fifth consecutive year. Personal income grew at an estimated 5.1% annual rate in 1998, up from the 4.6% growth reported for 1997.

         During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1998 is estimated to have been in excess of $1.1 billion.


         The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

         The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.


         The Michigan Constitution limits State general obligation debt to (i) short term debt for State operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter-approved purposes.

         The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1998, the State had approximately $874 million of general obligation bonds outstanding.

         The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

         The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. As of early 1999, these lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding. Notable among these legal proceedings are lawsuits brought by a number of school districts challenging the constitutionality of certain State-mandated special education services without corresponding funding.

         The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.


         On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

         Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

         A state economy during a recessionary cycle would also, as a separate matter, adversely affect the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.

OHIO MUNICIPAL SECURITIES

         As used in the Prospectuses and this Statement of Additional Information, the term "Ohio Municipal Securities" refers to debt securities which are issued by or on behalf of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions which produce interest which, in the opinion of counsel for the issuer are exempt from both federal income tax, and Ohio personal income tax.

RISK FACTORS REGARDING INVESTMENTS IN OHIO MUNICIPAL SECURITIES

         The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

         Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

TEXAS MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Texas Municipal Securities" refers to debt securities which are issued by or on behalf of Texas or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax.

         Risk Factors Regarding Investments in Texas Municipal Securities. Because the Fund invests primarily in obligations issued by Texas entities, the Fund's performance is partially dependent upon economic conditions within the State of Texas generally and upon the economic condition of issuing governments and their instrumentalities in particular. In the late 1980's, weakness in the oil and gas related and agricultural sectors of the Texas economy adversely affected consumer spending, financial institutions, utility demand, and real estate values within the state. Consequently, the state and many of its local governments had to increase sales, utilities, and ad valorem tax rates in order to maintain revenue yields. In the past two years, however, in contrast to the national economy, business activity in Texas has strengthened, with employment growth occurring in most sectors. In addition, Texas' major financial institutions have been recapitalized and bank failures have generally ceased.

WEST VIRGINIA MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to debt securities which are issued by or on behalf of West Virginia or its authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and is generally exempt from West Virginia income tax.

         Risk Factors Regarding Investments in West Virginia Municipal Securities. Being invested primarily in West Virginia securities, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia's economy and of the financial condition of its state and local governments and their agencies.

         West Virginia's economy is relatively stable. While coal mining, chemicals and manufacturing make up an important part of that economy, state and local governments have made and continue to make concentrated efforts to encourage diversification of the state's economy with some success. However, unemployment for the State continues to exceed the national average.

         The financial resources for state and local governments in recent years have been adequate. But, with little or no population growth, an aging population, unemployment remaining above the national average, continuing decline in school enrollment, the government and school boards continue to struggle to produce sufficient revenues to fund operations to support public education.

NEW FINANCIAL PRODUCTS

         New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and certain of the Funds may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

         These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PERCS*

         The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

         *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with One Group.

PREFERRED STOCK

         Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

         Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

REPURCHASE AGREEMENTS

         Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the 1940 Act.

Repurchase Agreement Counterparties. For Funds other than the International Funds, repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors or, in the case of the High Yield Bond Fund, the High Yield Sub-Advisor deems creditworthy under guidelines approved by the Board of Trustees. In the case of the International Funds, repurchase counterparties include banks or foreign banks with total assets in excess of $1 billion or broker-dealers which may or may not be registered, which Banc One Investment Advisors, or in the case of the International Equity Index Fund, the International Sub-Advisor, deems creditworthy under guidelines approved by the Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

         Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act.

RESTRICTED SECURITIES

         Some of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

         - the frequency of trades and quotes for the security;

         - the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         - dealer undertakings to make a market in the security; and

         - the nature of the security and the nature of the marketplace trades.

         Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

         - The 4(2) paper must not be traded flat or in default as to principal or interest;

         - The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROS, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors or the applicable Sub-Advisor to be of equivalent quality; and

         - Banc One Investment Advisors or the applicable Sub-Advisor must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

         - Banc One Investment Advisors or the applicable Sub-Advisor shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 15% (10% for Money Market Funds) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of The One Group, unless Banc One Investment Advisors or the applicable Sub-Advisor is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds) of its net assets; and

         - Banc One Investment Advisors or the applicable Sub-Advisor shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

SECURITIES LENDING


         In order to generate additional income, each of the Funds, except the Treasury Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, and the Funds of Funds, may lend up to 33 1/3% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.


SHORT-TERM FUNDING AGREEMENTS

         Some Funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the

Funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

         The Funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Funds to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Funds only if, at the time of purchase, no more than 15% of the Fund's net assets (10% of the Money Market Fund's net assets) will be invested in short-term funding agreements and other illiquid securities.

SPDRS

         Certain Funds may invest in Standard & Poor's Depository Receipts ("SPDRS"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

         SPDRs are not actively managed. Rather, a SPDR's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by SPDRs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if SPDR was not fully invested in such securities. Because of this, a SPDRs price can be volatile, a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in SPDRs.

         A Fund will limit its investments in SPDRs to 5% of the Fund's total assets and 3% of the outstanding voting securities of the SPDRs issuer. Moreover, a Fund's investments in SPDRs will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.

STRUCTURED INSTRUMENTS

         Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations,


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

and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

         The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

         While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors or the applicable Sub-Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

         The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Investment Advisors' or the applicable Sub-Advisor's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

         Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund.


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

SWAPS, CAPS AND FLOORS

         Certain of the Funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "SWAP CONTRACTS") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts" and "Risk Factors in Futures Contracts."

         The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

         Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

         Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

         Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a


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

net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors or the applicable Sub-Advisor has determined that it would be prudent to close out or offset the first swap contract.

         The Funds (other than the High Yield Bond Fund) will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors or the applicable Sub-Advisor is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.

         The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Investment Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian. Each of the Bond Funds generally will limit their investments in swaps, caps and floors to 25% of its total assets.

TREASURY RECEIPTS

         Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

U.S. TREASURY OBLIGATIONS
         The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Funds may also invest in Inflation Indexed Treasury Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Certain obligations purchased by some of the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

         VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers or the Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Some of the Funds subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Some of the Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

         A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Investment Advisors or the applicable Sub-Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors or the applicable Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

         With respect to the Money Market Funds and the Institutional Money Market Funds, variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

         (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

         (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

         (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.

         LIMITATIONS ON THE USE OF VARIABLE AND FLOATING RATE NOTES. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market and Institutional Money Market Funds) or 15% (with respect to all Funds, other than the Money Market and Institutional Money Market Funds, which can purchase such notes) of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors or the Sub-Advisor, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix. The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

WARRANTS

         Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         Some Funds may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors or the applicable Sub-Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors or the applicable Sub- Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, when a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         Limitations on the Use of When Issued Securities and Forward Commitments. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors and the Sub-Advisor to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors or the applicable Sub- Advisor deems it appropriate to do so.



INVESTMENT RESTRICTIONS

         The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information.

         Each of the Equity Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. With respect to The One Group Equity Index Fund, no more than 10% of the Fund's assets may be invested in securities issued or guaranteed by the United States, its agencies or instrumentalities. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this information does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
(i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         Each of the Bond Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
(i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         Each of the Fund of Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in One Group funds, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such services. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         Each of the Money Market Funds may not:


         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer, provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law and also provided that with respect to the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund, as to 50% of such Fund's assets, the Fund may invest up to 25% of its assets in the securities of a single issuer. With respect to remaining 50% of its total assets, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Prime Money Market Fund, (i) this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptance and repurchase agreements involving such securities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Prime Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Prime Money Market Fund and the Municipal Money Market Fund.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         With respect to the Institutional Money Market Funds:

         The Treasury Only Money Market Fund may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

         2. Invest in any securities subject to repurchase agreements.

         The Government Money Market Fund may not:

         1. Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         Each of the Institutional Money Market Funds may not:

         1. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes in amounts up to 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

         2. Purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

         3. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with such Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         With respect to the Municipal Bond Funds:

         The Intermediate Tax-Free Bond Fund and the Municipal Income Fund may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         The Tax-Free Bond Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Michigan Municipal Bond Fund may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of a Fund would be invested in the securities of such issuer. This restriction applies to 50% of a Fund's assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such Issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities (i) that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, and Michigan Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund) or West Virginia Securities (for the West Virginia Municipal Bond Fund).

         None of the Municipal Bond Funds may:

         1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate in a joint or joint and several basis in any securities trading account, except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."


         3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity, Bond and International Equity Index Funds may purchase or sell financial futures contracts and (except for the Treasury & Agency Fund) may purchase call or put options on financial futures contracts, and (ii) the International Equity Index Fund may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.


         4. Except for the Treasury & Agency Fund, purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Money Market, Treasury Only Money Market and Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

         7. Purchase or sell real estate (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         8. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         In addition, the U.S. Treasury Securities Money Market, the Prime Money Market and the Institutional Money Market Funds (except for the Cash Management Funds) may not:

         1. Buy common stocks or voting securities.

         In addition, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Government Money Market Fund may not:

         1. Buy state, municipal, or private activity bonds.

         The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

         No Fund may:

         1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund or an Institutional Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

         2. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, other than the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Aggressive Growth Fund, and the Investor Fixed Income Fund.

         The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors or the applicable Sub-Advisor shall report to the Board of Trustees promptly if any of a Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 15% (10% in the case of a Fund that is a Money Market Fund or an Institutional Money Market
Fund) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors or the applicable Sub- Advisor is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (or 10% in the case of a Fund that is a Money Market Fund) of its net assets.

         Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Prime Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Funds total asset; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of
Section 123.3 of the Texas State Statute, not to exceed .25% in 12b-1 and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

         In addition, the Intermediate Tax-Free Bond Fund will not invest more than 25% of its assets in municipal securities that are related in such a way that a political, economic or business development affecting one security will also affect other municipal securities.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 1998 and are expected to remain zero, and the portfolio turnover rate with respect to the Institutional Money Market Funds is expected to be zero.

The portfolio turnover rates of the Funds for the fiscal years ended June 30, 1998 and 1997 were as follows:


                          ONE GROUP PORTFOLIO TURNOVER



                                                                              FISCAL YEAR ENDED
                                                                              JUNE 30,
                                                                              --------
FUND                                                                   1998             1997
----                                                                   ----             ----
U.S. Treasury Securities Money Market                                  NA**                 NA**
Prime Money Market                                                     NA**                 NA**
Municipal Money Market                                                 NA**                 NA**
Ohio Municipal Money Market                                            NA**                 NA**
Equity Income                                                        14.64%               28.18%
Mid Cap Value                                                       106.41%               92.66%
Mid Cap Growth                                                      158.43%              301.35%
Equity Index                                                          4.32%                5.81%
Large Cap Value                                                      47.35%               77.05%
Balanced                                                             46.04%               80.96%
International Equity Index                                            9.90%                9.61%
Large Cap Growth                                                    117.34%               57.17%
Short-Term Bond                                                      56.99%               66.61%
Intermediate Tax-Free Bond                                          109.03%               86.89%
Municipal Income                                                     69.76%               62.83%
Ohio Municipal Bond                                                  10.49%                7.45%
Government Bond                                                      91.49%               60.53%
Ultra Short-Term Bond                                                41.15%               70.36%
Treasury Only Money Market                                             NA**                 NA**
Government Money Market                                                NA**                 NA**
Kentucky Municipal Bond                                               5.81%               13.30%
Institutional Prime Money Market                                        NA*                  NA+
Treasury Money Market                                                   NA*                  NA+
Tax-Exempt Money Market                                                 NA*                  NA+
Arizona Municipal Bond                                               20.89%             5.66%***
Texas Municipal Bond                                                    NA*                  NA+
W. Virginia Municipal Bond                                           16.69%             6.21%***
Louisiana Municipal Bond                                             12.03%               17.39%
Diversified Equity                                                   62.37%              113.17%
Small Cap Growth                                                     83.77%               92.01%
Investor Growth                                                       4.05%             18.49%++
Investor Growth & Income                                             11.38%             18.07%++
Investor Aggressive Growth                                              NA*                  NA+
Investor Conservative Growth                                          3.22%             28.46%++
Investor Balanced                                                     9.71%             12.20%++
Investor Fixed Income                                                   NA*                  NA+
High Yield Bond                                                         NA*                  NA+
Treasury & Agency                                                    41.60%            54.44%***

*        As of June 30, 1998, the Fund had not commenced operations.

**       Turnover rate is not applicable to money market funds.

***      Portfolio turnover rate for the period January 20, 1997 through June 30, 1997.

+        As of June 30, 1997, the Fund had not commenced operations.

++       Portfolio turnover rate for the period December 10, 1996 through June
         30, 1997.


         Some of the Funds listed above had portfolio turnover rates in excess of 100%. This means that these Funds sold and replaced over 100% of their investments. The high portfolio turnover rates for these Funds resulted from various factors, including some or all of the following: investment strategies, unusually high market volatility and significant growth of the Funds. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to Shareholders. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making portfolio decisions.


         The fiscal year end for the Predecessor Funds was December 31st. The portfolio turnover rates of these Funds for the fiscal years ended December 31, 1998 and 1997 were as follows:


                                                                              FISCAL YEAR ENDED
                                                                              DECEMBER 31,
FUND                                                                   1998             1997
----                                                                   ----             ----
Small Cap Value Fund                                                   42.39%           58.29%
Diversified Mid Cap                                                    26.89%           37.54%
Diversified International                                               8.50%            3.56%
Market Expansion Index                                                 20.18%*             NA**
Bond                                                                   34.69%           17.60%
Income Bond                                                            41.69%           38.70%
Intermediate Bond                                                      50.32%           31.66%
Short-Term Municipal Bond                                              32.23%***           NA**
Tax-Free Bond                                                          22.05%           32.08%
Michigan Municipal Bond                                                23.33%           37.84%
Michigan Municipal Money Market                                           NA+              NA+
Cash Management Money Market                                              NA+              NA+
Treasury Cash Management Money Market                                     NA+              NA+
Treasury Prime Cash Management Money Market                               NA+              NA+
U.S. Government Securities Cash Management Money Market                   NA+              NA+
Municipal Cash Management Money Market                                    NA+              NA+



*        Portfolio turnover rate for the period July 31, 1998 through December
         31, 1998.

**       As of December 31, 1997, the Fund had not commenced operations.

*** Portfolio turnover rate for the period May 4, 1998 through December 31, 1998. Not annualized.

+        Turnover rate is not applicable to money market funds.





ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS

         Each Fund is treated as a separate entity for federal income tax purposes and is not combined with The One Group's other funds. It is the policy of each Fund of the Trust to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) 90% of the excess of (i) its tax-exempt interest income (if any) less
(ii) certain deductions attributable to that income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

         If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company and being accorded special tax treatment.

         Generally, regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their "ordinary income" (as defined) for the calendar year, plus 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the previous year are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

         Shareholders of the Funds will generally be subject to federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for non-corporate Shareholders) regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months (generally taxed at a 20% tax rate for non-corporate shareholders), and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS, and CATS), as defined in "Details About the Funds' Investment Practices and Policies" in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations. The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Tax-Advantaged Funds and the International Funds is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

         The foregoing discussion and the discussion below regarding the Tax-Advantaged Funds, the International Funds and the Funds of Funds are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-ADVANTAGED FUNDS

         The Code permits a regulated investment company which has invested, at the close of each quarter of its taxable year, at least 50% of its total assets in tax-free Municipal Securities and other securities the interest on which is exempt from the regular federal income tax to pay exempt-interest dividends to its Shareholders.

         The policy of each Tax-Advantaged Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Advantaged Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Tax-Advantaged Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may generally be treated by a Tax-Advantaged Fund's Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of a Tax-Free Fund is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "SUBSTANTIAL USER" or a "RELATED PERSON" to such user under Section 147(a) of the Code with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.

         "RELATED PERSONS" includes certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax applicable to individuals and the alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

         Current Federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code's requirements for the payment of "exempt-interest" dividends.

         Each Tax-Advantaged Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         Each Tax-Advantaged Fund may acquire rights regarding specified portfolio securities under puts. See "Futures and Options Trading." The policy of each Tax-Free Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Tax-Advantaged Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         Following is a brief discussion of treatment of exempt-interest dividends by certain states.

         Arizona Taxes. Shareholders of the Arizona Municipal Bond Fund will not be subject to Arizona income tax on exempt-interest dividends received from the Fund to the extent that such dividends are attributable to interest on tax-exempt obligations of the state of Arizona and its political subdivisions ("LOCAL OBLIGATIONS"). Interest from Local Obligations however, may be includable in Federal gross income.

         Kentucky Taxes. Fund shares are currently exempt from the Kentucky tax on intangible property. The Kentucky Supreme Court recently held that corporate shares are not subject to the Kentucky intangible property tax because of an exemption for shares of certain corporations with in-state activities which the Court held to violate the Commerce Clause of the U.S. Constitution. The Kentucky Revenue Cabinet has announced that, in light of the ruling, it will not, as a matter of policy, require that the Kentucky intangible property tax be paid on any portion of the value of shares of any mutual fund. Previously the Cabinet had required owners of shares of mutual funds to pay tax on the portion of their share value representing underlying fund assets not exempt from the tax. The Cabinet could change this policy in the future. The Kentucky General Assembly could re-enact the intangible tax on corporate shares and other similar securities without the exemption found objectionable by the Court. There is no assurance that the Fund shares will remain free from the Kentucky intangible property tax.

         Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.


         West Virginia Taxes. Shareholders may reduce their West Virginia adjusted gross income ("AGI") for that portion of the interest or dividends they receive which represents interest or dividends of the Fund on obligations or securities of any authority, commission or instrumentality of West Virginia that is exempt from the West Virginia personal income tax by Federal or West Virginia law. Shareholders may also reduce their West Virginia AGI for that portion of interest or dividends received from the Fund derived from obligations of the United States and from obligations or securities of some authorities, commissions or instrumentalities of the United States.

         However, shareholders cannot reduce their West Virginia AGI for any portion of interest or dividends received from the Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded "exempt-interest dividends;" and they must increase their West Virginia AGI by the amount of such interest or dividend income. Also, a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold shares of the Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder's Federal AGI.

         The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Advantaged Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the state income tax treatment of each Tax-Advantaged Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Advantaged Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL FUNDS

         Transactions of the International Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

         Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) will (under regulations to be issued) constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.

         Investment by the International Funds in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to Shareholders of the International Funds. If the International Funds elect to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Funds do not expect to make such an election. Rather, the Funds intend to avoid such tax or other charge by making an election to mark gains (and to a limited extent, losses) from such investments to market annually.

         The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

FOREIGN TAX CREDIT

         If more than 50% of an International Fund's total assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to an International Fund flows through to the Fund's Shareholders. In addition, no credit will be allowed for foreign taxes paid in respect of any dividend on stock paid or accrued after September 4, 1997 unless the stock was held (without protection from risk of loss) for at least 16 days during the 30-day period beginning 15 days before the ex-dividend date. For certain preferred stock the holding period is 46 days during the 90-day period beginning 45 days before the ex-dividend date. This means that (i) Shareholders not satisfying this holding period requirement may not claim foreign tax credits in respect of their shares, and (ii) the Fund may not "flow through" tax credits to Shareholders in respect of dividends on stock that the Fund has not held for the requisite period. If the Fund makes this election with respect to foreign tax credits it will notify Shareholders of their proportionate share of foreign taxes paid, the portion of the distribution that represents foreign source income, and any amount of such foreign taxes paid which are not creditable because the Fund did not meet the holding period requirement. Gains to the International Funds from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only up to 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the International Equity Index Fund.

         The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS

         A Fund of Funds will not be able to offset gains realized by one Fund in which such Fund of Funds invests against losses realized by another Fund in which such Fund of Funds invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

         Depending on a Fund of Fund's percentage ownership in an underlying Fund, both before and after a redemption, a redemption of shares of an underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

         Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by a Fund in which such Fund of Funds invests (see "Additional Tax Information Concerning the International Funds"), the Fund of Funds will not be able to pass any such credit or deduction through to its own shareholders.

         The foregoing is only a general description of the federal tax consequences of a fund-of-funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

                                   VALUATION

VALUATION OF THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS

         The Money Market and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market and Institutional Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE MUNICIPAL BOND FUNDS

         Except as noted below, investments of the Equity Funds, Bond Funds, and Municipal Bond Funds of the Trust in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Funds in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available or (2) in the case of the International Funds and the High Yield Bond Fund are determined by Banc One Investment Advisors or the applicable Sub-Advisor to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value. Mutual fund investments of the Funds of Funds will be valued at the most recently calculated net asset value.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign exchange closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by Banc One Investment Advisors under the supervision of the Trustees and may include yield equivalents or a pricing matrix.

                      ADDITIONAL INFORMATION REGARDING THE
                    CALCULATION OF PER SHARE NET ASSET VALUE

         The net asset value of each Fund is determined and its Class I, Class A, Class B, Class C and Service Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per Share of each Fund's Class I, Class A, Class B, Class C and Service Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding.

The net asset value of a Fund's Class I, Class A, Class B, Class C and Service Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C and Service Class Shares.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         All of the classes of Shares in each Fund (other than Service Class shares) are sold on a continuous basis by The One Group Services Company (the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

         Class I Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class I Shares are not available to Individual Retirement Accounts.

         Class A, Class B and Class C Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.

         Service Class Shares are available only in Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (e.g., sweep processing).

EXCHANGES.

         The exchange privileges described herein may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. For Federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

         Class I. Class I Shareholders of a Fund may exchange their Shares for Class A Shares of the same Fund or for Class A Shares or Class I Shares of another Fund of the Trust. Class A Shareholders may exchange their Shares for Class I Shares of a Fund or for Class I or Class A Shares of another Fund or the Trust, if the Shareholder is eligible to purchase such Shares. If a Class A Shareholder of the High Yield Bond Fund exchanges his or her Shares within one year of receipt of the Shares, the Shareholder will be assessed a 2% redemption fee.

         Class A Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Fund that does, or the Fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Class I Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Class I Shares) purchases Class A Shares of a Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.

         Class B Shares. Class B Shareholders of a Fund may exchange their Shares for Class B Shares of any other Fund of the Trust on the basis of the net asset value of the exchanged Class B Shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B Shares. The newly acquired Class B Shares will be subject to the higher Contingent Deferred Sales Charge of either the Fund from which the Shares were exchanged or the Fund into which the Shares were exchanged. With respect to outstanding Class B Shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the Fund the Shares are exchanging into or any other Fund from which the Shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the initial exchange was made.

         Class C Shares. Class C Shareholders may not exchange their Class C Shares for shares of any other class nor may shares of any other class be exchanged for Class C Shares.

         Service Class Shares. Service Class Shareholders may not exchange their Service Class Shares for Shares of any other class, nor may Shares of any other class be exchanged for Service Class Shares.

         Institutional Money Market Funds. Shares of the Institutional Money Market Funds may be purchased by commercial and retail institutional investors, including affiliates of BANK ONE CORPORATION, that have opened an account with the Transfer Agent either directly or through a Shareholder Servicing Agent, by persons whose individual net worth, or joint net worth with that person's spouse, at the time of his or her purchase exceeds $1,000,000, or by persons whose individual annual income, or joint annual income with that person's spouse, at the time of his or her purchase exceeds $200,000.

REDEMPTIONS

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

         (a) trading on the New York Stock Exchange (the "EXCHANGE") is restricted by applicable rules and regulations of the Securities and Exchange Commission,

         (b) the Exchange is closed for other than customary weekend and holiday closings,

         (c)      the SEC has by order permitted such suspension, or

         (d)      an emergency exists as determined by the SEC.

                             MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust. There are currently five Trustees, all of whom, except John F. Finn, are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

         The Trustees of the Trust, their addresses, their ages, and principal occupations during the past five years are set forth below.



NAME AND ADDRESS             AGE        POSITION HELD       PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
                                        WITH THE TRUST

 Peter C. Marshall            56         Trustee             From November, 1993 to present, President, DCI
 DCI Marketing, Inc.                                         Marketing, Inc.
 2727 W. Good Hope Road
 Milwaukee, WI  53209

 Charles I. Post              70         Trustee             From July, 1986 to present, self employed as a
 7615 4th Avenue West                                        consultant.
 Bradenton, FL  34209

 Frederick W. Ruebeck         59         Trustee             From June, 1988 to present, Director of
 Eli Lilly & Company                                         Investments, Eli Lilly and Company.
 Lilly Corporate Center
 307 East McCarty
 Indianapolis, IN  46258


 Robert A. Oden, Jr.          52         Trustee             From 1995 to present, President , Kenyon College;
 Office of the President                                     from 1989 to 1995, Headmaster, The Hotchkiss
 Ransom Hall                                                 School.
 Kenyon College
 Gambier, OH  43022

*John F. Finn                 51         Trustee             Since 1975, President of Gardner, Inc. (wholesale
 President                                                   distributor to the outdoor power equipment industry).
 Gardner, Inc.
 1150 Chesapeake Avenue
 Columbus, Ohio  43212

* John F. Finn is an "interested person" as that term is defined in the Investment Company Act of 1940.

         The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

         The Compensation Table below sets forth the estimated total compensation to the Trustees from the Trust and the operational funds of The One Group for the Trust's fiscal year ended June 30, 1998.

                                          COMPENSATION TABLE(1)

NAME OF PERSON, POSITION     AGGREGATE           PENSION OR         ESTIMATED ANNUAL       TOTAL COMPENSATION
                            COMPENSATION    RETIREMENT BENEFITS       BENEFITS UPON           FROM THE FUND
                           FROM THE TRUST    ACCRUED AS PART OF        RETIREMENT              COMPLEX(3)
                                             TRUST EXPENSES(2)


PETER C. MARSHALL,        $47,500           N/A                   N/A                    $50,500
CHAIRMAN

CHARLES I. POST,          $45,500           N/A                   N/A                    $48,500
TRUSTEE

FREDERICK W. RUEBECK,     $45,500           N/A                   N/A                    $48,500
TRUSTEE

ROBERT A. ODEN, JR.,      $46,260           N/A                   N/A                    $49,250
TRUSTEE

JOHN F. FINN,             $     0           N/A                   N/A                    $     0
TRUSTEE



1        Figures are for the Trust's fiscal year ended June 30, 1998.

2 The Trustees may defer all or a part of their compensation payable by the Trust pursuant to the Deferred Compensation Plan for Trustees of The One Group (the "PLAN"). Under the Plan, the Trustees may specify Class I shares of one or more Funds of the Trust that will be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee.)

3 "Fund Complex" comprises the funds of The One Group and the funds of The One Group(R) Investment Trust that were operational as of June 30, 1998.

         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, and principal occupations during the past five years are shown below.


                                      POSITION(S) HELD                 PRINCIPAL OCCUPATION
NAME AND ADDRESS                       WITH THE TRUST                  DURING PAST 5 YEARS
----------------                       --------------                  -------------------


Mark S. Redman                      President and                      From November, 1997 to present,
The One Group Services              Assistant Secretary                President, The One Group Services
Company                                                                Company; From June, 1995 to
3435 Stelzer Road                                                      November, 1997, Officer, The One
Columbus, Ohio 43219                                                   Group Services Company; From
                                                                       February, 1989 to present,
                                                                       employee of BISYS Fund Services,
                                                                       Inc. (FKA Winsbury Company)

William J. Tomko                    Treasurer                          From April, 1997 to present, Chief
BISYS Fund Services,                                                   Operating Officer, BISYS Fund
Inc.                                                                   Services, Inc.; From April, 1987, to
3435 Stelzer Road                                                      1997, April, 1997, employee,
Columbus, Ohio 43219                                                   BISYS Fund Services, Inc.

Charles L. Booth                    Secretary                          From February, 1998, to present,
BISYS Fund Services,                                                   Chief Compliance Officer and
Inc.                                                                   Vice President Fund Compliance
3435 Stelzer Road                                                      BISYS Fund Services, Inc.; From
Columbus, Ohio 43219                                                   April, 1988, to February, 1998,
                                                                       employee, BISYS Fund Services, Inc.

Alaina J. Metz                      Assistant Secretary                From June 1995 to present,
BISYS Fund Services,                                                   Chief Administrator,
Inc.                                                                   Administration and Regulatory
3435 Stelzer Road                                                      Services, BISYS Fund Services,
Columbus, Ohio 43219                                                   Inc.; from May 1989 to June 1995,
                                                                       Supervisor, Mutual Fund Legal
                                                                       Department, Alliance Capital
                                                                       Management.

INVESTMENT ADVISOR AND SUB-ADVISORS

         BANC ONE INVESTMENT ADVISORS CORPORATION

         Investment advisory services to each of the Trust's Funds are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Funds (except for the International Equity Index Fund and the High Yield Bond Fund which are sub-advised by Sub-Advisors). In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

         Banc One Investment Advisors is an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

         Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANK ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including One Group (formerly, The One Group and the Helmsman Fund) since 1985.

         Prior to January 2, 1996, investment advisory services were provided to the predecessor Funds of the Louisiana Municipal Bond Fund, the Diversified Equity Fund, and the Small Cap Growth (formerly the Gulf South Growth Fund), formerly Paragon Louisiana Tax-Free Fund, Paragon Value Growth Fund and Paragon Gulf South Growth Fund, respectively, by Premier Investment Advisors, LLP.




         During the fiscal years ended June 30, 1998, 1997, and 1996, the Funds of the Trust paid the following investment advisory fees to Banc One Investment Advisors (except as noted above) and Banc One Investment Advisors voluntarily waived investment advisory fees as follows:

                                              ONE GROUP ADVISORY FEES--NET

                                                                      FISCAL YEAR ENDED JUNE 30,
                                                    1998                           1997                          1996
                                                    ----                           ----                          ----
FUND                                       NET             WAIVED            NET         WAIVED          NET           WAIVED
----                                       ---             ------            ---         ------          ---           ------

U.S. Treasury Securities
Money Market                            $ 9,337,795      $2,237,340     $5,992,323     $2,742,727     $3,335,123      $2,120,534
Prime Money Market                      $ 9,806,764      $1,675,435     $7,824,731     $1,899,772     $5,939,373      $2,662,726
Municipal Money Market                  $ 1,491,141      $  596,454     $1,241,937     $  593,593     $1,111,463      $  930,328
Ohio Municipal Money Market             $   252,818      $   60,211     $  231,786     $   36,034     $  171,609      $  114,565
Equity Income                           $ 6,571,128             -0-     $4,104,562     $        0     $1,809,128      $   70,594
Mid Cap Value                           $ 4,758,742             -0-     $4,129,523     $        0     $3,934,183      $   61,237
Mid Cap Growth                          $ 6,492,467             -0-     $4,511,169     $        0     $3,688,445      $   54,262
Equity Index                            $   992,672      $1,985,360     $  547,238     $1,094,476     $  238,008      $  638,315
Large Cap Value                         $ 5,638,325             -0-     $4,726,413     $        0     $3,763,553      $        0
Balanced                                $ 1,178,256      $  191,626     $  684,481     $  142,861     $  306,083      $   92,023
International Equity Index              $ 2,373,749             -0-     $2,201,616     $      837     $1,279,277      $   91,958
Large Cap Growth                        $12,023,999             -0-     $7,948,260     $        0     $5,235,736      $  245,284
Short-Term Bond                         $ 1,879,523      $1,700,459     $1,830,204     $1,830.204     $1,330,873      $1,450,516
Intermediate Tax-Free Bond              $ 1,904,783      $1,025,646     $1,235,203     $  776,825     $  629,789      $  769,809
Municipal Income                        $ 2,184,870      $  624,243     $1,314,694     $  387,974     $  714,573      $  387,167
Ohio Municipal Bond                     $   544,952      $  517,943     $  389,001     $  391,781     $  257,158      $  328,794
Government Bond                         $ 3,714,960      $   80,216     $3,098,420     $  194,800     $2,182,543      $   70,159
Ultra Short-Term Bond                   $   424,770      $  699,133     $  117,314     $  342,966     $   29,293      $  227,497
Treasury Only Money Market              $   518,513             -0-     $  385,087     $        0     $  287,729      $        0
Government Money Market                 $ 1,735,256             -0-     $  848,690     $        0     $  612,362      $    5,166
Kentucky Municipal Bond                 $   469,392      $  117,349     $  270,459     $   78,137     $  108,684      $  132,964
Institutional Prime
Money Market                                  NA ##           NA ##           NA #           NA #            NA*             NA*
Treasury Money Market                         NA ##           NA ##           NA #           NA #            NA*             NA*
Tax-Exempt Money Market                       NA ##           NA ##           NA #           NA #            NA*             NA*
Arizona Municipal Bond                  $ 1,007,240      $  154,639     $  390,737+++  $  126,415+++         NA*             NA*
Texas Tax-Free Bond                           NA ##                           NA #           NA #            NA*             NA*
W. Virginia Municipal Bond              $   365,585      $  103,485     $  121,278+++  $   66,525+++         NA*             NA*
Louisiana Municipal Bond                $   572,161      $  355,668     $  683,535     $  394,121     $  207,766++    $  103,883++
Diversified Equity                      $ 4,485,408             -0-     $2,309,475     $   69,333     $  400,112++    $   51,948++
Small Cap Growth                        $   902,099             -0-     $  699,896     $   30,410     $  184,391++    $   25,531++
High Yield Bond                               NA ##           NA ##           NA #           NA #            NA*             NA*
Investor Growth                         $    35,565      $   21,362     $    1,552     $    6,244++++        NA*             NA*
Investor Growth
& Income                                $    49,435      $   17,732     $    2,046     $    8,237++++        NA*             NA*
Investor Aggressive Growth                    NA ##           NA ##           NA #           NA #            NA*             NA*
Investor Conservative
Growth                                  $     4,622      $   18,489     $      683     $    2,750++++        NA*             NA*
Investor Balanced                       $    53,241      $   11,387     $    3,107     $   12,503++++        NA*             NA*
Investor Fixed Income                         NA ##           NA ##           NA #           NA #            NA*             NA*
Treasury & Agency Fund                  $   232,442      $  232,443     $   99,224     $   99,225+++         NA*             NA*

##       As of June 30, 1998, the Fund had not commenced operations.
#        As of June 30, 1997, the Fund had not commenced operations.
*        As of June 30, 1996, the Fund had not commenced operations.

++       Fees for the period from December 31, 1995 to June 30, 1996.
+++      Fees for the period from January 20, 1997 to June 30, 1997.
++++     Fees for the period from December 10, 1996 to June 30, 1997.

All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "INVESTMENT ADVISORY AGREEMENT"). The Investment Advisory Agreement (and the International Sub-Investment Advisory Agreement and the High Yield Sub-Investment Advisory Agreement described immediately following, collectively, the "ADVISORY AND SUB-ADVISORY AGREEMENTS") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreement and International Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 20, 1998. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

The Advisory and Sub-Advisory Agreements each provide that the respective Advisor or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors or Sub-Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.


Goldman Sachs Asset Management, formerly the investment Sub-Advisor to the Ultra Short-Term Bond Fund, received $26,251 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1996.



         Prior to the merger with the Funds, First Chicago NBD Investment Management Company ("FCNIMCO") provided investment management services to the Predecessors Funds of the Small Cap Value Fund, the Diversified Mid Cap Fund, the Diversified International Fund, the Market Expansion Index Fund, the Bond Fund, the Income Bond Fund, the Intermediate Bond Fund, the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund, the Michigan Municipal Bond Fund, the Michigan Municipal Money Market Fund, and the Cash Management Funds. During a portion of the year ended December 31, 1996, investment advisory services were provided to the Small Cap Value Fund, the Diversified Mid Cap Fund, the Diversified International Fund, the Market Expansion Index Fund, the Bond Fund, the Income Bond Fund, the Intermediate Bond Fund, the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund, the Michigan Municipal Bond Fund, and the Michigan Municipal Money Market Fund by NBD.



         Prior to the merger with the Funds, the fiscal year end for the Predecessor Funds was December 31st. During the fiscal years ended December 31, 1998, 1997, and 1996, these Funds of the Trust paid the following investment advisory fees to FCNIMCO and FCNIMCO voluntarily waived investment advisory fees as follows.



                                       PREDECESSOR FUNDS' ADVISORY FEES--NET

                                                           FISCAL YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------
                                            1998                       1997                     1996
                                   ----------------------      ---------------------   ---------------------------
FUND                                  NET         WAIVED           NET       WAIVED          NET           WAIVED
------------------------------------------------------------------------------------------------------------------
Small Cap Value                    $2,003,921     0            $1,283,658     0          $  349,224***    $ 56,427***
------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap                $6,832,757     0            $5,355,678     0          $1,467,224#       0
------------------------------------------------------------------------------------------------------------------
Diversified International          $4,577,670     0            $3,752,409     0          $1,179,691##     $ 26,973##
------------------------------------------------------------------------------------------------------------------
Market Expansion Index              0            $ 45,584      NA*           NA*         NA**             NA**
------------------------------------------------------------------------------------------------------------------
Bond                               $5,674,695     0            $4,089,788     0          $1,092,756#      $ 49,503#
------------------------------------------------------------------------------------------------------------------
Income Bond                        $  827,079     0            $  562,165     0          $  265,891#      $ 16,303#
------------------------------------------------------------------------------------------------------------------
Intermediate Bond                  $2,349,025     0            $1,890,923     0          $  626,682***    $ 49,186***
------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond          $  144,978    $ 41,317      NA*           NA*         NA**             NA**
------------------------------------------------------------------------------------------------------------------
Tax-Free Bond                      $2,358,313     0            $1,524,196     0          $  531,933###    $108,706###
------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond            $  686,184    $ 13,410      $  228,576    $ 43,158    $   66,088#      $ 11,150#
------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market    $  327,693    $ 36,792      $  335,355    $ 44,602    $  696,445+      $ 37,403+
------------------------------------------------------------------------------------------------------------------
Cash Management Money Market       $3,402,847    $907,915      $1,642,225    $279,533    $  398,138++     $222,088++
------------------------------------------------------------------------------------------------------------------
Treasury Cash Management
  Money Market                     $  498,263    $136,100      $   99,821    $ 33,327    NA**             NA**
------------------------------------------------------------------------------------------------------------------
Treasury Prime Cash Management
  Money Market                     $  592,066    $207,054      $  404,248    $105,789    $  123,521++     $145,816++
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
  Cash Management Money Market     $2,465,211    $295,457      $1,369,324    $ 88,360    $  325,009++     $297,097++
------------------------------------------------------------------------------------------------------------------
Municipal Cash Management
  Money Market                     $  804,693    $179,890      $  107,285    $ 40,982    NA**             NA**
------------------------------------------------------------------------------------------------------------------

* As of the end of the fiscal year ended December 31, 1997, the Funds had not commenced operations.
** As of the end of the fiscal year ended December 31, 1996, the Funds had not commenced operations.
***  Fees for the period beginning September 21, 1996 to December 31, 1996.
#    Fees for the period beginning September 23, 1996 to December 31, 1996.
##   Fees for the period beginning August 24, 1996 to December 31, 1996.
###  Fees for the period beginning September 14, 1996 to December 31, 1996.
+    Fees for the period beginning September 16, 1996 to December 31, 1996.
++   Fees for the period beginning July 13, 1996 to December 31, 1996.

For the period beginning January 1, 1996 and ending on the date specified below, the Predecessor Funds paid FCNIMCO or NBD and FCNIMCO or NBD waived the investment advisory fees indicated below:



                                                                FISCAL YEAR 1996
                                   --------------------------------------------------------------------------
                                            NBD                       FCNIMCO
                                   ----------------------      ---------------------
FUND                                  NET         WAIVED           NET       WAIVED        END DATE
-------------------------------------------------------------------------------------------------------------
Small Cap Value                    NA            NA            $199,276      $147,469      September 21, 1996
-------------------------------------------------------------------------------------------------------------
Diversified Mid Cap                $3,397,900     0            NA            NA            September 23, 1996
-------------------------------------------------------------------------------------------------------------
Diversified International          $  594,989     0            NA            NA            August 24, 1996
-------------------------------------------------------------------------------------------------------------
Market Expansion Index             NA*           NA*           NA*           NA*           NA*
-------------------------------------------------------------------------------------------------------------
Bond                               $2,021,339     0            NA            NA            August 24, 1996
-------------------------------------------------------------------------------------------------------------
Income Bond                        NA            NA            $355,241      $183,139      September 23, 1996
-------------------------------------------------------------------------------------------------------------
Intermediate Bond                  $1,539,059     0            NA            NA            September 21, 1996
-------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond          NA*           NA*           NA*           NA*           NA*
-------------------------------------------------------------------------------------------------------------
Tax-Free Bond                      NA            NA            $186,988      $273,829      September 14, 1996
-------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond            $  196,723    $34,535       NA            NA            September 23, 1996
-------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market    $  437,785     0            NA            NA            September 15, 1996
-------------------------------------------------------------------------------------------------------------
Cash Management Money Market       NA            NA            $311,040      $176,053      July 13, 1996
-------------------------------------------------------------------------------------------------------------
Treasury Cash Management
  Money Market                     NA*           NA*           NA*           NA*           NA*
-------------------------------------------------------------------------------------------------------------
Treasury Prime Cash Management
  Money Market                     NA            NA            $ 73,377      $102,644      July 13, 1996
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities Cash
  Management Money Market          NA            NA            $383,484      $139,491      July 13, 1996
-------------------------------------------------------------------------------------------------------------
Municipal Cash Management
  Money Market                     NA*           NA*           NA*           NA*           NA*
-------------------------------------------------------------------------------------------------------------

* As of the end of the fiscal year ended December 31, 1996, the Funds had not commenced operations.



INDEPENDENCE INTERNATIONAL ASSOCIATES, INC.

Independence International Associates, Inc. ("INDEPENDENCE INTERNATIONAL") serves as investment Sub-Advisor to the International Equity Index Fund pursuant to an agreement (the "INTERNATIONAL SUB-INVESTMENT ADVISORY AGREEMENT") with Banc One Investment Advisors dated January 11, 1993. Independence International is a wholly-owned subsidiary of John Hancock Asset Management, Inc. and an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company. Boston International Advisors, Inc., the predecessor of Independence International, received $212,352 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1996; $315,098 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1997; and $416,939 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1998.

BANC ONE HIGH YIELD PARTNERS, LLC

Banc One High Yield Partners, LLC serves as investment Sub-Advisor to the High Yield Bond Fund pursuant to an agreement with Banc One Investment Advisors (the "HIGH YIELD INVESTMENT ADVISORY AGREEMENT"). The Sub-Advisor was formed in June, 1998 to provide investment advisory services related to high yield, high risk assets to various clients, including the Fund. The Sub-Advisor is controlled by Banc One Investment Advisors and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities. Banc One Investment Advisors, Pacholder Associates, Inc. or the Sub-Advisor have limited experience in managing an open-end investment company investing primarily in high yield, high risk bonds. For its services, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly by Banc One Investment Advisors, equal to .70% of the Fund's average daily net assets. The Sub-Advisor has voluntarily agreed to waive all or part of its fees. This fee waiver is voluntary and may be terminated at any time.

GLASS-STEAGALL ACT

In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a Fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "BOARD") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "HOLDING COMPANY ACT") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but (b) do not prohibit such a holding company or affiliate from acting as investment Advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

In the Investment Advisory Agreement with the Trust, Banc One Investment Advisors has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectuses and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Banc One Investment Advisors from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by Banc One Investment Advisors, the Board of Trustees of the Trust would review the Trust's relationship with Banc One Investment Advisors and consider taking all action necessary in the circumstances.

Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANK ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory and Sub-Advisory Agreements, Banc One Investment Advisors and the applicable Sub-Advisor determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, the Funds of Funds and (to a varying degree) the Balanced Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors or the applicable Sub-Advisor generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors and the applicable Sub-Advisor with respect to the Funds each serves based on their best judgment and in a manner deemed fair and reasonable to

Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors or the applicable Sub-Advisor may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not be limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors or the applicable Sub-Advisor and does not reduce the advisory fees payable to Banc One Investment Advisors or the applicable Sub-Advisor. Such information may be useful to Banc One Investment Advisors or the applicable Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors or the applicable Sub-Advisor in carrying out their obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. Total compensation paid to such brokers amounted to $14,566,893.79.

The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of BANK ONE CORPORATION subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

During the Trust's fiscal year ended June 30, 1996, the Trust paid brokerage commissions to Goldman for brokerage services provided as follows:

FUND                                                                                                 COMMISSIONS PAID

Equity Income                                                                                               $ 5,750
Mid Cap Value                                                                                               $ 1,810
Mid Cap Growth                                                                                              $11,714
Equity Index                                                                                                $42,243
Large Cap Value                                                                                             $10,650
Balanced                                                                                                    $ 9,602
Small Cap Growth                                                                                            $ 2,265
Diversified Equity                                                                                          $ 1,647

During the Trust's fiscal year ended June 30, 1996, the percentage of the Trust's aggregate brokerage commissions paid to Goldman was 1.26% and the percentage of the Trust's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman was 1.47%.


In the fiscal years ended June 30, 1998, 1997, and 1996, each of the Funds of the Trust (except for the Funds identified below as having fiscal years previously ending December

31st) that paid brokerage commissions and the amounts paid for each year were as follows:


                                    THE ONE GROUP BROKERAGE COMMISSIONS

FISCAL YEAR ENDED JUNE 30,
---------------------------------------------------------------------------------------
FUND                   1998                 1997                  1996
----                   ----                 ----                  ----
---------------------- -------------------- --------------------- ---------------------
Equity Income          $  331,556           $  395,450            $   96,204
---------------------- -------------------- --------------------- ---------------------
Mid Cap Value          $1,541,217           $1,570,859            $  613,774
---------------------- -------------------- --------------------- ---------------------
Mid Cap Growth         $2,455,346           $3,199,337            $2,798,442
---------------------- -------------------- --------------------- ---------------------
Equity Index           $   72,702           $  162,178            $   56,155
---------------------- -------------------- --------------------- ---------------------
Large Cap Value        $  722,191           $1,378,450            $2,126,632
---------------------- -------------------- --------------------- ---------------------
Balanced               $  154,837           $  194,187            $   61,678
---------------------- -------------------- --------------------- ---------------------
International Equity   $  514,660           $  349,010            $  176,140
Index
---------------------- -------------------- --------------------- ---------------------
Large Cap Growth       $2,935,851           $1,285,883            $  596,397
---------------------- -------------------- --------------------- ---------------------
Small Cap Growth       $  180,460           $  194,127            $   43,039
---------------------- -------------------- --------------------- ---------------------
Diversified Equity     $  763,394           $1,005,409            $  224,373
---------------------------------------------------------------------------------------



                                    THE ONE GROUP BROKERAGE COMMISSIONS

FISCAL YEAR ENDED DECEMBER 31,


---------------------------------------------------------------------------------------
FUND                   1998                 1997                  1996
----                   ----                 ----                  ----
---------------------- -------------------- --------------------- ---------------------
Small Cap Value        $379,752             $280,426              $114,320
---------------------- -------------------- --------------------- ---------------------
Diversified Mid Cap    $803,740             $698,038              $621,056
---------------------- -------------------- --------------------- ---------------------
Diversified            $288,664             $225,448              $358,776
International
---------------------- -------------------- --------------------- ---------------------
Market Expansion       $  5,850                NA*                   NA*
Index
---------------------------------------------------------------------------------------

* As December 31, 1997 and 1998, the Fund had not commenced operations.


Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors or the applicable Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account (or, in the case of the International Equity Index Fund, another account), the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors or the applicable Sub-Advisor of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors and the applicable Sub-Advisor may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, Banc One Investment Advisors and the applicable Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or the applicable Sub-Advisor or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and the applicable Sub-Advisor and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR

The One Group Services Company serves as Administrator (the "ADMINISTRATOR") to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust (the "ADMINISTRATION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assists in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Trust, to maintain each such Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and State tax returns, prepares filings with State securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

Banc One Investment Advisors also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and Banc One Investment Advisors. Pursuant to this agreement, Banc One Investment Advisors performs many of the Administrator's duties, for which Banc One Investment Advisors receives a fee paid by the Administrator.

The Trust paid fees for administrative services to The One Group Services Company as Administrator; and to 440 Financial Management, as previous Administrator of the Trust ("440"), for the fiscal years ended June 30, 1998, 1997, and 1996 as follows:

                                    ONE GROUP ADMINISTRATION FEES--NET

                                                THE ONE GROUP                       FISCAL YEAR ENDED JUNE 30, 1998
                                              SERVICES COMPANY                      BANC ONE INVESTMENT ADVISORS**
                                              ----------------                      ------------------------------
FUND                                                 NET              WAIVED            NET              WAIVED
----                                                 ---              ------            ---              ------


U.S. Treasury Securities Money Market               $2,892,564          $570,303       $1,953,193          $      0
Prime Money Market                                  $2,909,462          $499,662       $1,964,556          $      0
Municipal Money Market                              $  545,873          $ 67,499       $  363,608          $      0
Ohio Municipal Money Market                         $   57,990          $ 71,908       $   39,212          $      0
Equity Income                                       $  866,925          $      0       $  585,415          $      0
Mid Cap Value                                       $  627,733          $      0       $  424,072          $      0
Mid Cap Growth                                      $  856,657          $      0       $  578,193          $      0
Equity Index                                        $  593,918          $631,314       $  398,167          $      0
Large Cap Value                                     $  743,765          $      0       $  502,444          $      0
Balanced                                            $   93,135          $188,687       $   62,825          $      0
International Equity Index                          $  495,338          $      0       $  334,504          $      0
Large Cap Growth                                    $1,589,738          $      0       $1,070,862          $      0
Short-Term Bond                                     $  582,384          $      0       $  393,556          $      0
Intermediate Tax-Free Bond                          $  476,747          $      0       $  322,115          $      0
Municipal Income                                    $  609,675          $      0       $  411,186          $      0
Ohio Municipal Bond                                 $  172,939          $      0       $  116,807          $      0
Government Bond                                     $  628,220          $326,624       $  424,114          $      0
Ultra Short-Term Bond                               $        0          $334,196       $        0          $      0
Treasury Only Money Market                          $        0          $      0       $  321,862          $      0
Government Money Market                             $        0          $      0       $1,084,467          $      0
Institutional Prime Money Market                           NA*               NA*              NA*               NA*
Treasury Money Market                                      NA*               NA*              NA*               NA*
Tax-Exempt Money Market                                    NA*               NA*              NA*               NA*
Arizona Municipal Bond                              $  235,850          $ 27,440       $  159,048          $      0
Kentucky Municipal Bond                             $  127,280          $      0       $   85,987          $      0
Texas Tax-Free Bond                                        NA*               NA*              NA*               NA*
W. Virginia Municipal Bond                          $   87,100          $ 24,557       $   58,836          $      0
Louisiana Municipal Bond                            $  150,915          $      0       $  102,041          $      0
Diversified Equity                                  $  591,870          $      0       $  399,405          $      0
Small Cap Growth                                    $   96,910          $ 37,328       $   65,129          $      0
High Yield Bond                                            NA*               NA*              NA*               NA*
Investor Growth                                     $        0          $113,852       $        0          $      0
Investor Growth & Income                            $        0          $134,333       $        0          $      0
Investor Aggressive Growth                                 NA*               NA*              NA*               NA*
Investor Conservative Growth                        $        0          $ 46,223       $        0          $      0

Investor Balanced                                   $        0          $129,257       $        0          $      0
Investor Fixed Income                                      NA*               NA*              NA*               NA*
Treasury & Agency                                   $   41,644          $120,468       $   27,972          $      0


*    As of June 30, 1998, the Fund had not commenced operations.


** These fees were paid by The One Group Services Company to Banc One Investment Advisors pursuant to the Sub-Administration Agreement.

ONE GROUP ADMINISTRATION FEES--NET
                                                THE ONE GROUP                       FISCAL YEAR ENDED JUNE 30, 1997
                                              SERVICES COMPANY                      BANC ONE INVESTMENT ADVISORS**
                                              ----------------                      ------------------------------
FUND                                                 NET              WAIVED            NET              WAIVED
----                                                 ---              ------            ---              ------


U.S. Treasury Securities                            $4,041,160          $ 52,457       $                    $     0
Money Market
Prime Money Market                                  $4,325,620          $268,513       $1,666,976           $     0
Municipal Money Market                              $  821,921          $ 45,236       $  314,733           $     0
Ohio Municipal Money Market                         $  168,236          $ 79,377       $  107,188           $     0
Equity Income                                       $  916,621          $      0       $  332,802           $     0
Mid Cap Value                                       $  922,753          $      0       $  334,826           $     0
Mid Cap Growth                                      $1,007,999          $      0       $  365,770           $     0
Equity Index                                        $  329,854          $574,004       $  328,342           $     0
Large Cap Value                                     $1,056,104          $      0       $  383,222           $     0
Balanced                                            $   94,269          $116,194       $   76,370           $     0
International Equity Index                          $  662,008          $      0       $  240,084           $     0
Large Cap Growth                                    $1,775,503          $      0       $  644,453           $     0
Short-Term Bond                                     $1,008,923          $      0       $  366,010           $     0
Intermediate Tax-Free Bond                          $  554,163          $      0       $  201,205           $     0
Municipal Income                                    $  609,095          $ 16,541       $  227,031           $     0
Ohio Municipal Bond                                 $  213,314          $  1,857       $   78,076           $     0
Government Bond                                     $  990,039          $220,036       $  439,098           $     0
Ultra Short-Term Bond                               $   60,695          $ 95,720       $   50,007           $     0
Treasury Only Money Market                          $  240,680          $      0       $  240,061           $     0
Government Money Market                             $  530,431          $      0       $  530,415           $     0
Institutional Prime                                        NA*               NA*              NA*               NA*
Money Market
Treasury Money Market                                      NA*               NA*              NA*               NA*
Tax-Exempt Money Market                                    NA*               NA*              NA*               NA*
Arizona Municipal Bond                              $  140,206          $ 49,819       $   69,221           $     0
Kentucky Municipal Bond                             $  127,957          $      0       $   46,478           $     0
Texas Tax-Free Bond                                        NA*               NA*              NA*               NA*
W. Virginia Municipal Bond                          $   58,427          $ 10,580       $   25,040           $     0
Louisiana Municipal Bond                            $  297,050          $      0       $  107,762           $     0
Diversified Equity                                  $  531,250          $      0       $  192,876           $     0
Small Cap Growth                                    $   92,752          $ 70,432       $   59,214           $     0
High Yield Bond                                            NA*               NA*              NA*               NA*
Investor Growth                                     $   15,583          $      0       $        0           $     0
Investor Growth & Income                            $        0          $ 20,566       $        0           $     0
Investor Aggressive Growth                                 NA*               NA*              NA*               NA*
Investor Conservative Growth                        $        0          $  6,866       $        0           $     0

Investor Balanced                                   $        0          $ 31,220       $        0           $     0
Investor Fixed Income                                      NA*               NA*              NA*               NA*
Treasury & Agency                                   $   13,891          $ 68,143       $   29,765           $     0


*    As of June 30, 1997, the Fund had not commenced operations.


** These fees were paid by The One Group Services Company to Banc One Investment Advisors pursuant to the Sub-Administration Agreement.

                                       ONE GROUP ADMINISTRATION FEES--NET



                                      THE ONE GROUP       FISCAL YEAR ENDED JUNE 30, 1996
                                        SERVICES          BANC ONE INVESTMENT ADVISORS**          440***
FUND                                    COMPANY


                           NET             WAIVED            NET           WAIVED          NET         WAIVED
                           ---             ------            ---           ------          ---         ------

U.S. Treasury Securities
Money Market             $1,675,933        $ 23,824      $  928,127        $     0     $  881,386    $ 19,060
Prime Money Market       $2,490,499        $      0      $1,463,271        $     0     $1,611,838    $      0
Municipal Money Market   $  504,611        $ 58,625      $  340,160        $     0     $  328,817    $ 82,052
Ohio Municipal Money
     Market              $    9,933        $ 87,195      $   53,819        $     0     $   22,276    $ 39,800
Equity Income            $  286,663        $      0      $  151,456        $     0     $  136,804    $      0
Mid Cap Value            $  543,544        $      0      $  321,420        $     0     $  357,658    $      0
Mid Cap Growth           $  511,634        $      0      $  301,050        $     0     $  332,353    $      0
Equity Index             $  219,301        $ 96,276      $  165,797        $     0     $   52,623    $119,116
Large Cap Value          $  532,314        $      0      $  300,440        $     0     $  283,851    $ 32,509
Balanced                 $   19,184        $ 48,482      $   33,779        $     0     $   22,718    $ 11,794
International Equity
     Index               $  307,633        $      0      $  171,529        $     0     $  172,763    $      0
Large Cap Growth         $  778,543        $      0      $  441,303        $     0     $  457,430    $      0
Short-Term Bond          $  471,594        $      0      $  275,961        $     0     $  301,887    $      0
Intermediate Tax-Free
     Bond                $  222,203        $      0      $  138,734        $     0     $  167,244    $      0
Municipal Income         $  210,905        $ 43,781      $  142,512        $     0     $  110,442    $ 43,233
Ohio Municipal Bond      $   81,876        $ 15,630      $   57,825        $     0     $   55,179    $ 11,740
Government Bond          $  544,937        $  6,947      $  297,480        $     0     $  270,620    $ 12,171
Ultra Short-Term Bond    $        0        $ 50,706      $   28,274                    $        0    $ 35,162
Treasury Only Money
     Market              $  113,945        $      0      $  179,830        $     0     $   65,888    $      0
Government Money Market  $  232,688        $      0      $  385,955        $     0     $  153,141    $    131
Institutional Prime
Money Market                    NA*             NA*             NA*            NA*            NA*         NA*
Treasury Money Market           NA*             NA*             NA*            NA*            NA*         NA*
Tax-Exempt Money Market         NA*             NA*             NA*            NA*            NA*         NA*
Arizona Municipal Bond          NA*             NA*             NA*            NA*            NA*         NA*
Kentucky Municipal Bond  $   38,104        $  1,196      $   23,883        $     0     $   26,310    $  2,256
Texas Tax-Free Bond             NA*             NA*             NA*            NA*            NA*         NA*
W. Virginia Municipal
     Bond                       NA*             NA*             NA*            NA*            NA*         NA*
Louisiana Municipal Bond $   86,078        $      0     $   31,165+        $     0     $        0    $      0
Diversified Equity       $  101,245        $      0     $   36,656+        $     0     $        0    $      0
Small Cap Growth         $   47,011        $      0     $   17,021+        $     0     $        0    $      0
High Yield Bond                 NA*             NA*             NA*            NA*            NA*         NA*
Investor Growth                 NA*             NA*             NA*            NA*            NA*         NA*
Investor Growth & Income        NA*             NA*             NA*            NA*            NA*         NA*
Investor Aggressive
     Growth                     NA*             NA*             NA*            NA*            NA*         NA*
Investor Conservative
     Growth                     NA*             NA*             NA*            NA*            NA*         NA*
Investor Balanced               NA*             NA*             NA*            NA*            NA*         NA*
Investor Fixed Income           NA*             NA*             NA*            NA*            NA*         NA*
Treasury & Agency               NA*             NA*             NA*            NA*            NA*         NA*


*    As of June 30, 1996, the Fund had not commenced operations.

**   These were fees paid by The One Group Services Company to Banc One
Investment Advisors pursuant to the Sub-Administration Agreement for the period from December 1, 1995 through June 30, 1996, and by 440 Financial Management for the period June 30, 1995 to December 1, 1995.

***  These were fees paid from July 1, 1995 through early November 30, 1995.

+    These fees were paid from March 26, 1996 through June 30, 1996.

Prior to the merger with the Funds, administrative services were provided to the Predecessor Funds by FCNIMCO and BISYS and, with respect to the Michigan Municipal Money Market Fund for the period January 1, 1996 through September 16, 1996, NBD. These Funds paid fees for administrative services to FCNIMCO and BISYS for the fiscal year ended December 31, 1998 as follows:

                    PREDECESSOR FUND -- ADMINISTRATION FEES*

FISCAL YEAR ENDED DECEMBER 31, 1998



FUND                                       BISYS           FCNIMCO
----                                       -----           -------
Small Cap Value                           $ 39,395       $  390,017
Diversified Mid Cap                       $156,709       $1,551,480
Diversified International                 $ 78,747       $  779,566
Market Expansion Index                    $  1,366       $   13,704
Bond                                      $194,675       $1,933,336
Income Bond                               $ 28,474       $  281,681
Intermediate Bond                         $ 81,371       $  799,513
Short-Term Municipal Bond                 $  6,375       $   63,485
Tax-Free Bond                             $ 80,968       $  803,400
Michigan Municipal Bond                   $ 23,985       $  238,363
Michigan Municipal Money Market           $ 16,724       $  165,519
Cash Management Money Market              $296,691       $2,936,381
Treasury Cash Management Money Market     $ 43,660       $  432,112
Treasury Prime Cash Management
  Money Market                            $ 55,000       $  544,340
U.S. Government Securities Cash
  Management Money Market                 $189,760       $1,878,075
Municipal Cash Management Money Market    $ 67,765       $  670,673



* Fees for administration were not waived during the fiscal year ended December 31, 1998.

         Under the terms of an Administration Agreement dated as of April 12, 1996, FCNIMCO and BISYS were entitled jointly to a monthly administration fee at an annual rate of .15% of each Fund's average daily net assets. For the fiscal year ended December 31, 1997, the Predecessor Funds paid FCNIMCO as agent for the co-administrators, the following administration fees:

                    PREDECESSOR FUNDS -- ADMINISTRATION FEES*

FISCAL YEAR ENDED DECEMBER 31, 1997



FUND                                   FCNIMCO
----                                   -------
Small Cap Value                      $  275,070
Diversified Mid Cap                  $1,338,920
Diversified International            $  703,577
Market Expansion Index                     NA**
Bond                                 $1,533,671
Income Bond                          $  210,812
Intermediate Bond                    $  709,096
Short-Term Municipal Bond                  NA**
Tax-Free Bond                        $  571,573
Michigan Municipal Bond              $  101,900
Michigan Municipal Money Market      $  189,978
Cash Management Money Market         $1,441,319
Treasury Cash Management
  Money Market                       $   99,861
Treasury Prime Cash Management
  Money Market                       $  382,527
U.S. Government Securities           $1,093,263
  Cash Management Money Market
Municipal Cash Management            $  111,200
  Money Market



* Fees for administration were not waived during the fiscal year ended December 31, 1997.

**   As of December 31, 1997, the Funds had not commenced operation.

         Under the terms of an Administration Agreement dated as of April 12, 1996, FCNIMCO and BISYS were entitled jointly to a monthly administration fee at an annual rate of .15% of each Fund's average daily net assets. Beginning on the dates indicated below and ending on December 31, 1996, the Predecessor Funds paid FCNIMCO as agent for the co-administrators, the following administration fees:

                    PREDECESSOR FUNDS -- ADMINISTRATION FEES*

FISCAL YEAR ENDED DECEMBER 31, 1996



FUND                                 BEGINNING DATE         FCNIMCO
----                                 --------------         -------
Small Cap Value                    September 21, 1996       $ 86,925
Diversified Mid Cap                September 23, 1996       $366,806
Diversified International          August 24, 1996          $226,250
Market Expansion Index             NA**                         NA**
Bond                               August 24, 1996          $416,965
Income Bond                        September 23, 1996       $105,823
Intermediate Bond                  September 21, 1996       $ 34,354
Short-Term Municipal Bond          NA**                         NA**
Tax-Free Bond                      September 14, 1996       $233,974
Michigan Municipal Bond            September 23, 1996       $ 28,964
Michigan Municipal Money Market    September 16, 1996       $ 66,924***
Cash Management Money Market       July 13, 1996            $465,170
Treasury Cash Management
  Money Market                     NA**                         NA**
Treasury Prime Cash Management
  Money Market                     July 13, 1996            $202,003
U.S. Government Securities
  Cash Management Money Market     July 13, 1996            $466,617
Municipal Cash Management
  Money Market                     NA**                         NA**




* Fees for administration were not waived during the fiscal year ended December 31, 1996.

**   As of December 31, 1996, the Funds had not commenced operation.

*** Prior to September 16, 1996, NBD provided administrative services to the Michigan Municipal Money Market Fund as a part of the previous investment advisory agreement. No separate administration fees were incurred.

For the period from January 1, 1996 through July 13, 1996, the predecessors to the Pegasus Cash Management Fund, the Pegasus Treasury Prime Cash Management Fund, and the Pegasus U.S. Government Securities Cash Management Fund paid FCNIMCO administration fees of $363,320, $132,016 and $392,231, respectively.

         Unless sooner terminated, the Administration Agreement between the Trust and The One Group Services Company will continue in effect through November 30, 1999. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement may be terminated with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One Group Services Company.


The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

DISTRIBUTOR


The One Group Services Company serves as Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "DISTRIBUTION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 1999 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION-- Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.


DISTRIBUTION PLAN

The operation and fees with respect to Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of each Fund of the Trust are subject, are described in each such Fund's Prospectuses and in the Multiple Class Plan.

The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "INDEPENDENT TRUSTEES"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as five separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. A Distribution and Shareholder Services Plan (the "CDSC PLAN") for Class B and Class C Shares was initially approved on August 12, 1993 by the Independent Trustees. The CDSC Plan was re-executed on December 13, 1995 and amended on February 20, 1997. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.

During the fiscal year ending June 30, 1998, the distribution fees paid by the Class A, Class B, Class C and Service Class Shares (formerly Retirement Class Shares) of the Trust to The One Group Services Company were as follows:


                                                                                 SERVICE
FUND                           DISTRIBUTOR             CLASS A       CLASS B        CLASS C       CLASS


U.S. Treasury Securities
Money Market                   One Group Ser.       $1,870,320    $    1,370        $     4       -
Prime Money Market             One Group Ser.       $1,336,837    $    9,530              -       -
Municipal Money Market         One Group Ser.       $  243,989             -              -       -
Ohio Municipal Money Market    One Group Ser.       $   91,966             -              -       -
Equity Income                  One Group Ser.       $  247,834    $1,218,721        $ 3,516       -
Mid Cap Value                  One Group Ser.       $   71,119    $  253,701              -       -
Mid Cap Growth                 One Group Ser.       $  168,985    $  638,750        $ 1,384       -
Equity Index                   One Group Ser.       $  389,725    $2,521,768        $ 5,666       -
Large Cap Value                One Group Ser.       $   41,564    $  131,570              -       -
Value                          One Group Ser.       $  100,049    $  738,989              -       -
International Equity Index     One Group Ser.       $   41,768    $  113,966        $   154       -
Large Cap Growth               One Group Ser.       $  395,550    $1,952,771        $ 1,498       -
Short-Term Bond                One Group Ser.       $   44,939    $   36,337              -       -
Intermediate Tax-Free Bond     One Group Ser.       $   27,396    $   40,944              -       -
Municipal Income               One Group Ser.       $  176,867    $  413,746        $ 6,903       -
Ohio Municipal Bond            One Group Ser.       $   41,056    $  170,689              -       -
Government Bond                One Group Ser.       $   82,779    $  136,972              -       -
Ultra Short-Term Bond          One Group Ser.       $   91,457    $   25,723              -       -
Treasury Only Money Market     One Group Ser.       -                      -              -       -
Government Money Market        One Group Ser.       -                      -              -       -
Institutional Prime Money
     Market*                   One Group Ser.       -                      -              -       -
Kentucky Municipal Bond        One Group Ser.       $   15,661    $   32,901              -       -
Treasury Money Market*         One Group Ser.
Tax-Exempt Money Market*       One Group Ser.

Arizona Municipal Bond         One Group Ser.       $    3,070    $      364              -       -
Texas Tax-Free Bond*           One Group Ser.
W. Virginia Municipal Bond     One Group Ser.       $    3,233    $   13,282              -       -
Louisiana Municipal Bond       One Group Ser.       $  121,555    $   38,855              -       -
Diversified Equity             One Group Ser.       $  154,965    $  160,647        $ 1,566       -
Small Cap Growth               One Group Ser.       $   48,572    $   55,214        $   191       -
High Yield Bond*               One Group Ser.
Investor Growth                One Group Ser.       $   56,780    $  326,605        $40,419       -
Investor Growth & Income       One Group Ser.       $   45,993    $  391,056        $24,289       -
Investor Aggressive Growth*    One Group Ser.
Investor Conservative Growth   One Group Ser.       $   12,778    $  162,370        $19,234       -
Investor Balanced              One Group Ser.       $   32,762    $  296,604        $26,669       -
Investor Fixed Income*         One Group Ser.
Treasury & Agency              One Group Ser.       $   26,930    $   29,440              -       -


*  These Funds had not commenced operations as of June 30, 1998.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and CDSC Plan may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and CDSC Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or Class B Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.


PREDECESSOR FUNDS' DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

         Prior to the merger with the Trust, the Predecessor Funds (other than the predecessors to the Cash Management Funds) entered into servicing agreements (the "SERVICE AGREEMENTS") with servicing agents (which could include the Predecessor Fund's investment adviser and its affiliates) (collectively, the "SERVICE AGENTS"). The Service Agreements provided that the Service Agents would render shareholder administrative support services to their customers who were the beneficial owners of the Predecessor Fund shares in consideration for such Funds' payment of up to .25% (on an annualized basis) of the average daily net asset value of the shares held by the Service Agents and, at the Predecessor Fund's option, the Funds could reimburse the Service Agents' out-of-pocket expenses (such fees and expenses being collectively referred to as the "SERVICE PLAN"). The Predecessor Funds (other than the predecessors to the Cash Management Funds) implemented the Service Plan with respect to Class A and Class B Shares of the Predecessor Funds.

         In addition, the Board of Trustees of the Predecessor Funds adopted a plan under Rule 12b-1 under the 1940 Act (the "PEGASUS 12B-1 PLAN"). Pursuant to the Pegasus 12b-1 Plan, the Funds other than the Cash Management Funds could pay BISYS as distributor a fee of up to 0.75% of the average daily net asset value attributable to Class B Shares and the Cash Management Funds could pay BISYS as distributor a fee of up to 0.25% of the average daily net asset value attributable to Service Shares. These fees were paid for advertising, marketing and distributing such shares and for the provision of certain services to the holders of such shares. Under the Pegasus 12b-1 Plan, BISYS was authorized to make payments to certain financial institutions, securities dealers and other financial industry professionals in respect of these services.

      During the fiscal year ending December 31, 1998, the distribution fees paid by the Predecessor Funds were as follows:


----------------------------------------------------------------------------------------------------------------
FUND                           SHAREHOLDER SERVICES FEES  SHAREHOLDER SERVICES     12b-1 FEES  SERVICE PLAN FEES
                                        CLASS A               FEES CLASS B          CLASS B      SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
Income Bond Fund                        $ 31,428                $ 1,505            $ 4,515            NA
----------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                  $212,255                $ 1,738            $ 5,214            NA
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                    $ 72,458                $ 7,983            $23,950            NA
----------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Fund                $680,933                $14,688            $44,063            NA
----------------------------------------------------------------------------------------------------------------
Diversified International Fund          $ 98,786                $ 5,653            $16,958            NA
-----------------------------------------------------------------------------------------------------------------
Market Expansion Index Fund             $      9                     NA            $     1            NA
----------------------------------------------------------------------------------------------------------------
Bond Fund                               $515,680                $15,036            $45,107            NA
----------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund          $    225                $   108            $   324            NA
----------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                      $ 99,279                $ 4,252            $12,756            NA
----------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond                 $ 48,204                $ 3,291            $ 9,873            NA
----------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund    $110,571                     NA                 NA            NA
----------------------------------------------------------------------------------------------------------------
Cash Management Money Market Fund             NA                     NA                 NA            $2,930,146
----------------------------------------------------------------------------------------------------------------
Treasury Cash Management Money
  Market Fund                                 NA                     NA                 NA            $  749,800
----------------------------------------------------------------------------------------------------------------
Treasury Prime Cash Management
  Money Market Fund                           NA                     NA                 NA            $  790,269
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Cash
  Management Money Market Fund                NA                     NA                 NA            $1,139,266
----------------------------------------------------------------------------------------------------------------
Municipal Cash Management
  Money Market Fund                           NA                     NA                 NA            $  154,695
----------------------------------------------------------------------------------------------------------------



CUSTODIAN AND TRANSFER AGENT

Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company ("STATE STREET") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to agreements between the Trust, State Street and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Funds pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

State Street serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed (i) to issue and redeem Shares of the Trust; (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

EXPERTS


For all Funds other than the Predecessor Funds, the financial statements for the fiscal year ended June 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.


The financial statements for the predecessor funds of the Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, for the fiscal year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations of each Fund) to June 30, 1992, were audited by the predecessor auditors for such Funds.

The financial statements for the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, for the period from February 1, 1994 to January 19, 1995, and for the period from March 12, 1993 (commencement of operations) to January 31, 1994, were audited by the predecessor auditors for such Funds.


The Financial Statements for the Predecessor Funds have been audited by Arthur Andersen LLP, independent public accountants to such Funds for the period ended December 31, 1998, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.



The Financial Statements for the periods or years ended December 31, 1995 and prior with respect to the predecessors of the Small Cap Value Fund, the Income Bond Fund, and the Tax-Free Bond Fund were audited by the predecessor auditors for such Funds.

The Financial Statements for the predecessors of the Cash Management Money Market Fund, Treasury Prime Cash Management Money Market Fund, and the U.S. Government Securities Cash Management Money Market Fund for the periods or years prior to December 31, 1995 were audited by the predecessor auditors for such Funds.

The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. From time to time, Ropes & Gray has rendered legal services to BANK ONE CORPORATION and its subsidiary banks.

                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES

The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 54 series of Shares, which represent interests in the following:

1.       The Prime Money Market Fund;
2.       The U.S. Treasury Securities Money Market Fund;
3.       The Municipal Money Market Fund;
4.       The Ohio Municipal Money Market Fund;
5.       The Equity Income Fund;
6.       The Mid Cap Value Fund;
7.       The Mid Cap Growth Fund;
8.       The Diversified Equity Fund;
9.       The Small Cap Growth Fund;
10.      The Large Cap Value Fund;
11.      The Large Cap Growth Fund;
12.      The International Equity Index Fund;
13.      The Equity Index Fund;
14.      The Balanced Fund;
15.      The Income Bond Fund;
16.      The Short-Term Bond Fund;
17.      The Intermediate Bond Fund;
18.      The Government Bond Fund;
19.      The Ultra Short-Term Bond Fund;
20.      The High Yield Bond Fund;
21.      The Investor Growth Fund;
22.      The Investor Growth & Income Fund;
23.      The Investor Aggressive Growth Fund;
24.      The Investor Fixed Income Fund;
25.      The Investor Conservative Growth Fund;
26.      The Investor Balanced Fund;
27.      The Municipal Income Fund;
28.      The Intermediate Tax-Free Bond Fund;
29.      The Ohio Municipal Bond Fund;

30.      The Texas Municipal Bond Fund;
31.      The West Virginia Municipal Bond Fund;
32.      The Kentucky Municipal Bond Fund;
33.      The Louisiana Municipal Bond Fund;
34.      The Arizona Municipal Bond Fund;
35.      The Treasury Money Market Fund;
36.      The Treasury Only Money Market Fund;
37.      The Government Money Market Fund;
38.      The Tax-Exempt Money Market Fund;
39.      The Institutional Prime Money Market Fund;
40.      The Treasury & Agency Fund;
41.      The Small Cap Value Fund;
42.      The Diversified Mid Cap Fund;
43.      The Diversified International Fund;
44.      The Market Expansion Index Fund;
45.      The Bond Fund;
46.      The Short-Term Municipal Bond Fund;
47.      The Tax-Free Bond Fund;
48.      The Michigan Municipal Bond Fund;
49.      The Michigan Municipal Money Market Fund;
50.      The Cash Management Money Market Fund;
51.      The Treasury Cash Management Money Market Fund;
52.      The Treasury Prime Cash Management Money Market Fund;
53.      The U.S. Government Securities Cash Management Money Market Fund; and
54.      The Municipal Cash Management Money Market Fund

The Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C Shares.1 The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Class I Shares, Class A Shares, Class B Shares, Class C Shares, and Service Class Shares. The Institutional Money Market Funds (other than the Cash Management Funds) offer only a single class of shares. The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund offer Class I, Class A, Class C, and Service Class Shares. The Cash Management Funds offer Class A and Class I Shares only. See the relevant Prospectus for those Funds for more details.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

1. Class C Shares are currently not available for purchase in all Funds of the Trust.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Class A Shares, Class B Shares, Class C Shares and Service Class Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the trust for payment.

PERFORMANCE

From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.


Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for The One Group. Further information about the performance of the Predecessor Funds is contained in the Pegasus Funds', Pegasus Money Market Funds and Pegasus Cash Management Funds' Annual Report(s) to Shareholders. Copies of such reports may be obtained without charge by calling 1-800-480-4111.


CALCULATION OF PERFORMANCE DATA

The yield for each Money Market Funds, and the Institutional Money Market Funds was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. No performance data is available with respect to the Tax-Exempt Money Market Fund, Treasury Money Market Fund, and Institutional Prime Money Market Fund because those Funds had not commenced operations as of June 30, 1998.

                                             MONEY MARKET FUNDS

CLASS I SHARES                                                                INCEPTION                  7-DAY YIELD
                                                                                DATE                       6/30/98

U.S. Treasury Securities Money Market                                           09/09/85                      5.12%
Prime Money Market                                                              08/01/85                      5.22%
Municipal Money Market                                                          06/04/87                      3.15%
Ohio Municipal Money Market(1)                                                  06/09/93                      3.21%

CLASS I SHARES                                                                INCEPTION                  7-DAY YIELD
                                                                                DATE                      12/31/98

Michigan Municipal Money Market                                                 03/30/96                      3.19%

CLASS A SHARES                                                                INCEPTION                  7-DAY YIELD
                                                                                DATE                       6/30/98

U.S. Treasury Securities Money Market                                           02/18/92                      4.87%
Prime Money Market                                                              02/18/92                      4.97%
Municipal Money Market                                                          02/18/92                      2.90%
Ohio Municipal Money Market(1)                                                  01/26/93                      2.96%

CLASS A SHARES                                                                INCEPTION                  7-DAY YIELD
                                                                                DATE                      12/31/98

Michigan Municipal Money Market(1)                                              01/23/91                      2.94%

INSTITUTIONAL SHARES                                                          INCEPTION                  7-DAY YIELD
                                                                                DATE                       6/30/98

Treasury Only Money Market                                                      04/16/93                      5.04%
Government Money Market                                                         06/14/93                      5.56%


INSTITUTIONAL SHARES                                                          INCEPTION                  7-DAY YIELD
                                                                                DATE                      12/31/98

Cash Management Money Market                                                    07/30/92                      4.89%
U.S Government Securities Cash Management Money Market                          06/02/92                      4.68%
Treasury Cash Management Money Market                                           09/12/97                      4.53%
Treasury Prime Cash Management Money Market                                     03/22/95                      4.19%
Municipal Cash Management Money Market(1)                                       08/18/97                      3.27%

SERVICE SHARES                                                                INCEPTION                  7-DAY YIELD
                                                                                DATE                      12/31/98

Cash Management Money Market                                                    01/17/95                      4.64%
U.S Government Securities Cash Management Money Market                          01/17/95                      4.43%
Treasury Cash Management Money Market                                           09/12/97                      4.28%
Treasury Prime Cash Management Money Market                                     03/22/95                      3.94%
Municipal Cash Management Money Market(1)                                       08/18/97                      3.02%

CLASS B SHARES                                                                INCEPTION                  7-DAY YIELD
                                                                                DATE                       6/30/98

U.S. Treasury Securities Money Market                                           11/01/96                      4.12%
Prime Money Market                                                              11/01/96                      4.22%

 1) A portion of the income may be subject to alternative minimum tax.


The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, Michigan Municipal Money Market, Municipal Cash Management Money Market and Tax-Exempt Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Funds contained in the following paragraph were computed based on an assumed effective federal income tax rate of 39.6%. No such data was provided for the Tax-Exempt Money Market Fund because it had not commenced operations as of June 30, 1998. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, the Michigan Money Market Fund, Municipal Cash Management Money Market and Tax-Exempt Money Market Funds are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

                                            TAX-EQUIVALENT YIELD

CLASS I SHARES                                        7 DAY
                                                      YIELD                    28% TAX                   39.6% TAX
                                                      -----                    -------                   ---------

Municipal Money Market                                   3.15%                     4.38%                      5.22%
Ohio Municipal Money Market                              3.21%                     4.46%                      5.31%
Michigan Municipal Money Market*                         3.19%                     4.43%                      5.28%

CLASS A SHARES                                        7 DAY
                                                      YIELD                    28% TAX                   39.6% TAX
                                                      -----                    -------                   ---------

Municipal Money Market                                   2.90%                     4.03%                      4.80%
Ohio Municipal Money Market                              2.96%                     4.11%                      4.90%
Michigan Municipal Money Market*                         2.94%                     4.08%                      4.87%

INSTITUTIONAL SHARES                                  7 DAY
                                                      YIELD                    28% TAX                   39.6% TAX
                                                      -----                    -------                   ---------

Municipal Cash Management Money Market*                  3.27%                     4.54%                      5.41%

SERVICE SHARES                                        7 DAY
                                                      YIELD                    28% TAX                   39.6% TAX
                                                      -----                    -------                   ---------

Municipal Cash Management Money Market*                  3.02%                     4.19%                      5.00%

* Prior to the merger with the Fund, these Predecessor Funds had a fiscal year end of 12/31/98.



The performance of the Funds may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, the Funds of Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                      a-b
30-Day Yield  =  2[(cd +1)6-1]

In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%. No tax equivalent 30-day yield information is available for the Texas Municipal Bond Fund.

         A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.


Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:

distribution yield         =        a/(b) x 365
                                    -----------
                                         c

In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers. Performance data for the Funds through June 30, 1998 (calculated as described above) and for the Predecessor Funds through December 31, 1998 is as follows:

                                 CLASS I SHARES


FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Short-Term Bond                            09/04/90       6.59%       6.16%       5.41%          -       7.03%       5.75%
Intermediate Tax-Free(2)                   09/04/90       7.74%       6.96%       5.46%          -       6.95%       4.15%
Ohio Municipal Bond(2)                     07/02/91       7.13%       6.68%       5.20%          -       6.84%       4.19%
Municipal Income(2)                        02/09/93       8.09%       7.03%       5.76%          -       5.92%       4.76%
Government Bond                            02/08/93      10.81%       7.54%       6.27%          -       6.48%       5.88%
Ultra Short-Term Bond                      02/02/93       6.00%       6.25%       5.20%          -       5.18%       5.85%
Kentucky Municipal Bond(2)                 03/12/93       7.11%       6.73%       5.40%          -       5.52%       3.91%
Louisiana Municipal Bond(2)                12/29/89       6.62%       6.27%       5.26%          -       6.81%       3.90%
West Virginia Municipal Bond(1),(2)        12/31/83       7.36%       6.43%       5.62%      6.69%       7.39%       4.13%
Arizona Municipal Bond(2)                  11/30/79       6.58%       5.95%       5.28%      7.01%       7.34%       3.82%
Treasury & Agency(1)                       04/30/88       7.91%       6.28%       6.30%      7.42%       7.39%       5.37%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
------------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----

Income Bond(4)                             03/05/93      7.82%        6.58%       7.10%        NA         6.74%      5.41%
Intermediate Bond(5)                       12/31/83      7.62%        7.25%       6.67%      8.30%        8.80%      6.14%
Bond(5)                                    12/31/83      8.17%        7.72%       7.54%      9.32%       10.00%      6.21%
Short-Term Municipal Bond(5)               12/31/83      5.01%        4.49%       4.11%      5.56%        6.00%      3.18%
Tax-Free Bond(6)                           03/01/88      6.01%        6.34%       6.73%      8.46%        8.44%      3.83%
Michigan Municipal Bond(2)                 02/01/93      5.94%        6.24%       5.73%        NA         6.61%      4.00%


EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----

Mid Cap Value                              03/02/89      28.27%      22.92%      17.52%          -      14.11%       0.77%
Equity Income                              07/02/87      23.18%      26.16%      20.21%     16.29%      13.99%       1.27%
Equity Index                               07/02/91      29.73%      29.79%      22.58%          -      19.64%       1.17%
Large Cap Value                            03/01/91      21.46%      20.28%      16.88%          -      14.68%       1.08%
Mid Cap Growth                             03/02/89      31.11%      26.11%      19.12%          -      18.35%      -0.38%
International Equity Index(3)              10/28/92       9.54%      11.78%      10.93%          -      12.84%          NA

Balanced                                   04/05/93      22.12%      18.97%      14.11%          -      13.71%       2.70%
Large Cap Growth                           02/28/92      35.75%      28.48%      22.79%          -      19.88%       0.09%
Small Cap Growth                           07/01/91      23.58%      19.36%      14.55%          -      17.10%       0.10%
Diversified Equity                         12/29/89      32.26%      28.33%      19.63%          -      17.91%       0.48%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
------------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----


Small Cap Value(4)(5)                      06/30/72      (4.11)%     16.30%      13.37%     16.04%      10.13%         NA
Diversified Mid Cap(5)                     12/31/83       4.61%      18.51%      14.15%     15.71%      14.59%         NA
Diversified International(3)(5)            09/30/86      16.43%       9.28%       7.78%      6.60%       9.35%         NA
Market Expansion Index(5)                  12/31/85      13.63%      21.58%      18.05%     15.31%      13.95%         NA

FUNDS OF FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----


Investor Conservative Growth               12/10/96      12.73%           -           -          -      12.15%         NA
Investor Balanced                          12/10/96      17.02%           -           -          -      16.60%         NA
Investor Growth & Income                   12/10/96      20.34%           -           -          -      20.40%         NA
Investor Growth                            12/10/96      23.81%           -           -          -      24.49%         NA

                                 CLASS A SHARES



FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Short-Term Bond                            02/18/92       6.32%       5.88%       5.13%          -       5.86%       5.49%
With Sales Charge                                         3.16%       4.80%       4.49%          -       5.35%
Intermediate Tax-Free(2)                   02/18/92       7.50%       6.71%       5.22%          -       6.08%       3.73%
With Sales Charge                                         2.70%       5.09%       4.26%          -       5.32%
Ohio Municipal Bond(2)                     02/18/92       6.87%       6.42%       4.97%          -       6.30%       3.94%
With Sales Charge                                         2.10%       4.80%       4.01%          -       5.53%
Municipal Income(2)                        02/23/93       7.84%       6.80%       5.57%          -       5.67%       4.51%
With Sales Charge                                         2.94%       5.17%       4.59%          -       4.77%
Government Bond                            03/05/93      10.54%       7.28%       5.98%          -       5.95%       5.63%
With Sales Charge                                         5.53%       5.65%       5.01%          -       5.03%
Ultra Short-Term Bond                      03/10/93       5.75%       6.05%       4.98%          -       4.97%       5.56%
With Sales Charge                                         2.52%       5.00%       4.34%          -       4.37%
Kentucky Municipal Bond(2)                 01/20/95       6.86%       6.34%       5.17%          -       5.30%       3.49%
With Sales Charge                                         2.06%       4.72%       4.20%          -       4.39%
Louisiana Municipal Bond(2)                12/29/89       6.35%       6.07%       5.14%          -       6.74%       3.65%
With Sales Charge                                         1.53%       4.47%       4.18%          -       6.17%
West Virginia Municipal Bond(1,2)          01/21/97       6.98%       6.27%       5.42%      6.45%       7.15%       3.88%
With Sales Charge                                         2.16%       4.66%       4.45%      5.96%       6.82%
Arizona Municipal Bond(1,2)                01/21/97       6.30%       5.23%       4.72%      6.60%       6.99%       3.41%
With Sales Charge                                         1.52%       3.61%       3.76%      6.10%       6.73%
Treasury & Agency(1)                       01/21/97       8.10%       6.22%       6.16%      7.21%       7.18%       4.96%
With Sales Charge                                         4.85%       5.14%       5.53%      6.89%       6.86%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
------------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Bond(5)                                    12/31/83      7.92%       7.50%       7.41%      9.26%       9.95%       5.68%
With Sales Charge                                        3.06%       5.86%       6.43%      8.76%       9.62%
Income Bond(4)                             03/05/93      7.44%       6.23%       6.83%        --        6.51%       5.00%
With Sales Charge                                        4.22%       5.16%       6.18%        --        5.95%
Intermediate Bond(5)                       12/31/83      7.37%       7.01%       6.53%      8.22%       8.75%       5.70%
With Sales Charge                                        4.15%       5.93%       5.88%      7.90%       8.53%
Short-Term Municipal Bond(5)               12/31/83      4.66%       4.20%       3.83%      5.28%       5.73%       2.99%
With Sales Charge                                        3.61%       3.85%       3.62%      5.18%       5.66%
Tax-Free Bond(6)                           03/01/88      5.74%       6.05%       6.45%      8.19%       8.13%       3.41%
With Sales Charge                                         .98%       4.44%       5.47%      7.69%       7.68%

Michigan Municipal Bond(2)                 02/01/93      5.61%       6.00%       5.59%      --          6.49%       3.50%
With Sales Charge                                        0.86%       4.39%       4.62%      --          5.67%

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Mid Cap Value                              02/18/92      27.90%      22.58%      17.27%          -      15.79%        .53%
With Sales Charge                                        22.13%      20.72%      16.19%          -      14.96%
Equity Income                              02/18/92      22.91%      25.82%      19.89%          -      17.43%        .99%
With Sales Charge                                        17.39%      23.91%      18.79%          -      16.59%
Equity Index                               02/18/92      29.33%      29.42%      22.29%          -      19.44%        .93%
With Sales Charge                                        23.49%      27.45%      21.17%          -      18.58%
Large Cap Value                            02/18/92      21.14%      20.00%      16.66%          -      14.00%        .82%
With Sales Charge                                        15.69%      18.16%      15.59%          -      13.17%
Mid Cap Growth                             02/18/92      30.95%      25.88%      18.85%          -      15.87%          NA
With Sales Charge                                        25.07%      23.95%      17.76%          -      15.03%
International Equity Index(3)              04/23/93       9.34%      11.60%      10.70%          -      10.21%          NA
With Sales Charge                                         4.40%       9.89%       9.68%          -       9.23%
Balanced                                   04/02/93      21.71%      18.64%      13.82%          -      13.40%       2.47%
With Sales Charge                                        16.25%      16.82%      12.78%          -      12.41%
Large Cap Growth                           02/22/94      35.43%      28.01%           -          -      23.70%          NA
With Sales Charge                                        29.33%      26.07%           -          -      22.39%
Small Cap Growth                           07/01/91      23.28%      19.14%      14.42%          -      17.01%          NA
With Sales Charge                                        17.69%      17.32%      13.37%          -      16.25%
Diversified Equity                         12/29/89      31.96%      31.96%      19.48%          -      17.82%       0.24%
With Sales Charge                                        26.04%      26.11%      18.38%          -      17.19%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
------------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Small Cap Value(4)(5)                     06/30/72       (4.29)%     15.78%      12.88%     15.49%        9.57%     NA
With Sales Charge                                        (9.07)%     13.82%      11.72%     14.90%        9.36%     NA
Diversified Mid Cap(5)                    12/31/83        4.30%      18.45%      14.00%     15.63%       14.54%     NA
With Sales Charge                                        (0.91)%     16.44%      12.84%     15.04%       14.15%     NA
Diversified International(3)(5)           04/30/86       16.12%       8.98%       7.60%      6.52%        9.29%     NA
With Sales Charge                                        10.32%       7.14%       6.50%      5.97%        8.84%     NA
Market Expansion Index(5)                 12/31/85       13.40%      21.30%      17.77%     15.03%       13.68%     NA
With Sales Charge                                        10.00%      20.08%      17.05%     14.68%       13.41%     NA


FUNDS OF FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------
                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Investor Conservative Growth               12/10/96      12.38%           -           -          -      11.56%          NA
With Sales Charge                                         7.29%           -           -          -       8.31%          NA
Investor Balanced                          12/10/96      16.62%           -           -          -      16.29%          NA
With Sales Charge                                        11.39%           -           -          -      12.90%          NA

Investor Growth & Income                   12/10/96      20.18%           -           -          -      20.73%          NA
With Sales Charge                                        14.76%           -           -          -      17.21%          NA
Investor Growth                            12/10/96      23.44%           -           -          -      23.78%          NA
With Sales Charge                                        17.87%           -           -          -      20.17%          NA

                                                      CLASS B SHARES


FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------


                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Short-Term Bond                            01/14/94       5.98%       5.33%           -          -       4.75%       4.99%
With Sales Charge                                         2.98%       5.03%           -          -       4.75%
Intermediate Tax-Free(2)                   01/14/94       6.81%       6.03%           -          -       4.28%       3.25%
With Sales Charge                                         2.81%       5.13%           -          -       3.89%
Ohio Municipal Bond(2)                     01/14/94       6.20%       5.75%           -          -       4.05%       3.29%
With Sales Charge                                         2.20%       4.85%           -          -       3.66%
Municipal Income(2)                        01/14/94       7.04%       6.08%           -          -       4.85%       3.86%
With Sales Charge                                         3.04%       5.18%           -          -       4.47%
Government Bond                            01/14/94       9.86%       6.61%           -          -       5.70%       4.98%
With Sales Charge                                         5.86%       5.72%           -          -       5.33%
Ultra Short-Term Bond                      01/14/94       5.32%       5.39%           -          -       4.66%       5.09%
With Sales Charge                                         2.32%       5.09%           -          -       4.66%
Intermediate Bond                          11/30/94       7.78%       6.23%           -          -       7.59%       5.00%
With Sales Charge                                         3.78%       5.33%           -          -       6.90%
Kentucky Municipal Bond(2)                 03/16/95       6.20%       5.72%           -          -       6.04%       3.01%
With Sales Charge                                         2.20%       4.82%           -          -       5.23%
Louisiana Municipal Bond(2)                09/16/94       5.69%       5.39%           -          -       5.57%       3.00%
With Sales Charge                                         1.69%       4.48%           -          -       4.88%
West Virginia Municipal Bond(1,2)          12/31/83       6.57%       5.63%       4.76%       5.79%      6.47%       3.23
With Sales Charge                                         2.57%       4.73%       4.59%       5.79%      6.47%
Arizona Municipal Bond(1,2)                11/30/79       2.67%       3.48%       3.41%       5.60%      6.13%       2.93
With Sales Charge                                       (1.33)%       2.53%       3.24%       5.60%      6.13%
Treasury & Agency(1)                       04/30/88       7.33%       5.60%       5.59%       6.66%      6.63%       4.62
With Sales Charge                                         4.33%       5.30%       5.59%       6.66%      6.63%


AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
------------------------------------------


                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Bond(5)                                    12/31/83      7.16%       7.01%       7.12%      9.10%       9.84%       5.18%
With Sales Charge                                        3.16%       6.12%       6.97%      9.10%       9.84%
Income Bond(4)                             03/05/93      6.74%       5.48%       6.30%        --        6.05%       4.38%
With Sales Charge                                        3.74%       4.88%       6.30%        --        6.05%
Intermediate Bond(5)                       12/31/83      6.44%       6.45%       6.18%      8.05%       8.64%       5.19%
With Sales Charge                                        3.44%       5.86%       6.18%      8.05%       8.64%

Short-Term Municipal Bond(5)               12/31/83      4.21%       4.07%       3.75%      5.24%       5.69%       2.17%
With Sales Charge                                        3.21%       4.07%       3.75%      5.24%       5.69%
Tax-Free Bond(6)                           04/04/95      4.98%       5.25%         --         --        6.52%       2.83%
With Sales Charge                                        0.98%       4.34%         --         --        5.84%
Michigan Municipal Bond                    02/01/93      4.92%       5.37%       5.21%        --        6.17%       3.00%
With Sales Charge                                         .92%       4.46%       5.04%        --        6.04%

EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------

                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Mid Cap Value                              01/14/94      26.97%      21.67%           -          -      16.38%         NA
With Sales Charge                                        22.97%      20.99%           -          -      16.12%
Equity Income                              01/14/94      21.97%      24.92%           -          -      20.06%        .30%
With Sales Charge                                        17.97%      24.28%           -          -      19.82%
Equity Index                               01/14/94      28.47%      28.43%           -          -      22.74%        .21%
With Sales Charge                                        24.47%      27.82%           -          -      22.51%
Large Cap Value                            01/14/94      20.18%      19.19%           -          -      16.80%        .10%
With Sales Charge                                        16.18%      18.48%           -          -      16.54%
Mid Cap Growth                             01/14/94      29.79%      24.89%           -          -      18.09%          NA
With Sales Charge                                        25.79%      24.25%           -          -      17.84%
International Equity Index(3)              01/14/94       8.48%      10.59%           -          -       8.53%          NA
With Sales Charge                                         4.48%       9.76%           -          -       8.19%
Balanced                                   01/14/94      20.95%      17.84%           -          -      13.63%       1.73%
With Sales Charge                                        16.95%      17.12%           -          -      13.34%
Large Cap Growth                           01/14/94      34.39%      27.25%           -          -      22.49%          NA
With Sales Charge                                        30.39%      26.63%           -          -      22.26%
Small Cap Growth                           09/09/94      22.24%      18.23%           -          -      15.88%          NA
With Sales Charge                                        18.24%      17.51%           -          -      15.35%
Diversified Equity                         09/09/94      30.89%      27.05%           -          -      23.28%          NA
With Sales Charge                                        26.89%      26.43%           -          -      22.84%


AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
------------------------------------------


                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Small Cap Value(4)(5)                      06/30/72      (5.11)%     15.12%      12.30%     15.15%       9.46%          NA
With Sales Charge                                        (8.77)%     14.36%      12.17%     15.19%       9.46%          NA
Diversified Mid Cap(5)                     12/31/83       3.79%      18.11%      13.80%     15.53%      14.49%          NA
With Sales Charge                                         0.17%      17.39%      13.68%     15.53%      14.49%          NA
Diversified International                  04/30/86      15.43%       8.14%       7.11%      6.27%       9.10%          NA
With Sales Charge                                        11.43%       7.28%       6.96%      6.27%       9.10%          NA
Market Expansion Index                     12/31/85      12.79%      21.13%      17.64%     14.96%      13.61%          NA
With Sales Charge                                         9.79%      20.67%      17.64%     14.96%      13.61%          NA

FUNDS OF FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------


                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Investor Conservative Growth               12/10/96      11.53%                                         10.90%
With Sales Charge                                         7.53%          NA          NA         NA       8.46%          NA
Investor Balanced                          12/10/96      15.85%                                         15.67%
With Sales Charge                                        11.85%          NA          NA         NA      13.28%          NA
Investor Growth & Income                   12/10/96      19.13%                                         19.72%
With Sales Charge                                        15.13%          NA          NA         NA      17.38%          NA
Investor Growth                            12/10/96      22.52%          NA          NA         NA      23.91%          NA
With Sales Charge                                        18.52%                                         21.61%

CLASS C SHARES


FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------


                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Municipal Income(2))                       11/04/97           -           -           -          -       8.28%       3.86%
With Sales Charge                                                                                        7.28%



EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------


                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Equity Income                              11/04/97           -           -           -          -      16.57%       0.31%
With Sales Charge                                                                                       15.57%
Equity Index                               11/04/97           -           -           -          -      21.07%       0.20%
With Sales Charge                                                                                       20.07%
Mid Cap Growth                             11/04/97           -           -           -          -      14.27%          NA
With Sales Charge                                                                                       13.27%
International Equity Index(3)              11/04/97           -           -           -          -      16.34%          NA
With Sales Charge                                                                                       15.34%
Large Cap Growth                           11/04/97           -           -           -          -      27.63%          NA
With Sales Charge                                                                                       26.63%
Small Cap Growth                           11/04/97           -           -           -          -       3.08%          NA
With Sales Charge                                                                                        2.16%
Diversified Equity                         11/04/97           -           -           -          -      20.87%          NA
With Sales Charge                                                                                       19.87%



FUNDS OF FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98
-----------------------------------------


                                                                                                                 30-DAY
                                         INCEPTION                                                    LIFE OF      SEC
                                           DATE        1 YEAR      3 YEAR     5 YEAR      10 YEAR      FUND       YIELD
                                           ----        ------      ------     ------      -------      ----       -----
Investor Conservative Growth               07/01/97          NA          NA          NA         NA       11.48          NA
With Sales Charge                                                                                        10.48

Investor Balanced                          07/01/97          NA          NA          NA         NA       15.66          NA
With Sales Charge                                                                                        14.66
Investor Growth & Income                   07/01/97          NA          NA          NA         NA       19.08          NA
With Sales Charge                                                                                        18.08
Investor Growth                            07/01/97          NA          NA          NA         NA       22.42          NA
With Sales Charge                                                                                        21.42

(1) The quoted performance of these funds ("MUTUAL FUNDS") advised by Banc One Investment Advisors Corporation includes performance of certain collective trust fund ("COMMINGLED") accounts for periods dating back to 12/31/83 for the West Virginia Municipal Bond Fund, 11/30/79 for the Arizona Municipal Bond, Fund and 4/30/88 for the Treasury & Agency Fund. Prior to the Mutual Funds' commencement of operations on 1/21/97, the Commingled accounts were adjusted to reflect the expenses associated with the Mutual Funds. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


(2) A portion of the income may be subject to the federal alternative minimum tax.

(3)  Foreign investing involves a greater degree of risk and volatility.





(4) Prior to September 21, 1996, the predecessor of the Small Cap Value Fund and the Income Bond Fund had no operating history. Except as noted below, performance for periods prior to such date is represented by the performance of Prairie Special Opportunity and Prairie Intermediate Bond Funds, respectively. On September 21, 1996, the assets and liabilities of these Prairie Funds were transferred to the predecessors of the Small Cap Value Fund and the Income Bond Fund.

(5) Performance of the predecessor to the Small Cap Value Fund for periods prior to January 27, 1995 is represented by performance of a common trust fund managed by First National Bank of Chicago before the effective date of the registration statement of the Fund. Performance of the predecessor to the Market Expansion Index Fund prior to July 31, 1998 is represented by the performance of a common trust fund managed by FCNIMCO before the effective date of the registration statement of the Fund. Performance of the predecessor to the Diversified Mid Cap Fund (6/1/91), the Diversified International Fund (12/3/94), the Intermediate Bond Fund (6/1/91), the Bond Fund (6/1/91), and Short-Term Municipal Bond Fund (5/04/98) for periods to the dates shown here (inception of the Funds under 1940 Act) is represented by performance of certain common trust funds managed by NBD before the effective date of the registration statement of these Funds. The common trust funds were not registered under the 1940 Act and were not subject to certain restrictions that are imposed by the 1940 Act and Sub-Chapter M of the Code. If the common trust funds had been registered under the 1940 Act, performance may have been adversely affected. The common trust funds did not charge any expenses. Performance of the common trust funds has been restated to reflect the maximum operating expenses charged (absent waivers and expense reimbursements) by the predecessor Prairie Fund upon its inception on January 27, 1995 in the case of the Small Cap Value Fund or by the other Funds upon their inception, as the case may be.

(6) Performance for periods prior to September 14, 1996 is represented by the performance of the Prairie Municipal Bond Fund. On such date, the assets and liabilities of the Prairie Municipal Bond Fund were transferred to the predecessor of the Tax-Free Bond Fund.

     The above quoted performance for the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Treasury & Agency Fund, respectively, includes the performance for the Arizona Municipal Bond Investment Fund, the West Virginia Municipal Bond Investment Fund and the Treasury Only Government Based Investment Trust, common trust funds managed by Banc One Investment Advisors (collectively the "CIFs"). The quoted performance of these Funds include performance of the corresponding CIFs for periods dating back to December 31, 1983 for the West Virginia Municipal Bond Fund, November 30, 1979 for the Arizona Municipal Bond Fund and April 30, 1988 for the Treasury & Agency Fund. Because the management of the Funds is materially identical as the CIFs, the quoted performance of the Funds will include the performance of the CIFs for the periods prior to January 20, 1997, the effectiveness of the Trust's registration statement as it relates to the Funds. The quoted performance will be adjusted to reflect the deduction of estimated current fees of the Funds on a class by class basis absent any waivers. The CIFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore were not subject to certain investment restrictions, limitations, and diversification requirements that are imposed by the 1940 Act and the Code. If the CIFs had been so registered, their performance might have been adversely affected.

     In addition, the performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

     The Money Market and Institutional Money Market Funds may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Solomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

     The Money Market and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

     Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

     Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin
     H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

     Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

     THE EQUITY, BOND AND MUNICIPAL BOND FUNDS AND THE FUNDS OF FUNDS may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

     The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

     The Equity Funds, the Bond Funds, the Municipal Bond Funds and the Funds of Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

     THE BOND FUNDS, THE FUNDS OF FUNDS AND THE BALANCED FUND may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

     The Bond Funds, the Funds of Funds and the Balanced Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

     The Bond Funds, the Funds of Funds and the Balanced Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin
     H. 15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS



The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. For information regarding the allocations of Class Expenses to particular classes of a Fund, see the respective Prospectus of the Fund under "MANAGEMENT-Expenses."

As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

As of December 1, 1998, BANK ONE CORPORATION, One First National Plaza, Chicago, Illinois 60670(a Delaware Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Class I Shares of the Trust, and possessed voting or investment power as follows:

FUND                                                             PERCENT OF
                                                                 BENEFICIAL
                                                                 FUND OWNERSHIP

Large Cap Growth Fund                                               85.41%
Mid Cap Value Fund                                                  83.68%
Mid Cap Growth Fund                                                 73.87%
Income Bond Fund                                                    86.00%
Intermediate Tax-Free Bond Fund                                     97.95%
Prime Money Market Fund                                             44.10%
U.S. Treasury Securities Money Market Fund                          19.65%
Municipal Money Market Fund                                         74.39%
Equity Income Fund                                                  87.28%
Equity Index Fund                                                   72.86%
Large Cap Value Fund                                                84.42%
Ohio Municipal Bond Fund                                            93.95%
Short-Term Bond Fund                                                86.92%
International Equity Index Fund                                     86.97%
Balanced Fund                                                       79.89%
Ohio Municipal Money Market Fund                                    66.75%
Municipal Income                                                    97.34%
Kentucky Municipal Bond Fund                                        92.67%
Government Bond Fund                                                87.45%
Ultra Short-Term Bond Fund                                          72.44%
Louisiana Municipal Bond Fund                                       89.25%
Diversified Equity Fund                                             79.44%
Small Cap Growth Fund                                               77.90%
Intermediate Bond Fund                                              88.34%
Arizona Municipal Bond Fund                                         94.78%
West Virginia Municipal Bond Fund                                   98.54%
Investor Growth Fund                                                44.00%
Investor Growth & Income Fund                                       60.90%
Investor Balanced Fund                                              94.01%
Investor Conservative Growth Fund                                   65.32%
Treasury Only Money Market Fund                                     30.79%
Government Money Market Fund                                        13.43%
Treasury & Agency Fund                                              97.79%
High Yield Bond Fund                                                 1.14%

As a result, BANK ONE CORPORATION may be deemed to be a "controlling person" of Class I Shares of each of the aforementioned Funds (other than the Government Money Market Fund, the U.S. Treasury Securities Money Market Fund, and the High Yield Bond Fund) under the Investment Company Act of 1940.

In addition, as of December 1, 1998, the following persons were the beneficial owners of more than 25% of the outstanding Shares of the following class of Shares of the following Funds:

                                25% SHAREHOLDERS
                                ----------------

NAME                                              PERCENTAGE OF        TYPE OF
AND ADDRESS            FUND/CLASS                  OWNERSHIP           OWNERSHIP

Northern Trust Bank of AZ Ttee                     Arizona Municipal Bond      26.21%              Record
FOR THOMAS A BRAND & REV TRUST                     Fund
PO Box 92956                                       Class A
Chicago, IL 60675-2956

Dean Witter For The Benefit Of                     Arizona Municipal Bond      32.02%              Record
Charles Stoddard &                                 Fund
P.O. Box 250 -Church Street Station                Class B
New York, NY 10008-0250

Strafe & Co                                        Arizona Municipal Bond      99.79%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO BOX 710211
Columbus, OH 43271-0211

Strafe & Co                                        Large Cap Growth Fund       89.31%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co                                        Mid Cap Value
BOIA - One Group Operations                        Fund                        86.93%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211

Banc One Securities Corp FBO                       Mid Cap Growth Fund         83.94%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co Cash                                   Mid Cap Growth Fund         84.32%              Record
BOIA - One Group Operations                        Class I
1111 POLARIS PARKWAY
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co                                        Income Bond Fund            88.46%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co                                        Intermediate Tax-Free Fund  99.46%              Record
BOIA _ One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter FBO                                    Prime Money Market Fund     57.58%              Record
Banc One Securities                                Class A
PO Box 250
Church Street Station
New York, NY 10013-0250

BISYS Fund Services Inc                            Prime Money Market Fund     30.84%              Record
Fbo Bank One Corporate Sweep                       Class A
3435 STELZER ROAD STE 1000
Columbus OH 43219-6004

Strafe & Co                                        Prime Money Market Fund     91.10%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Dean Witter For the Benefit Of                     US Treasury Securities      50.63%              Record
Martin Homes Inc Prof Shar Pln                     Money Market Fund
PO Box 250 Church Street Station                   Class C
New York, NY 10008-0250

Strafe & Co (N)                                    US Treasury Securities      86.00%              Record
BOIA - One Group Operations                        Money Market Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Dean Witter FBO                                    Municipal Money Market      44.38%              Record
Banc One Securities                                Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250

Strafe & Co                                        Municipal Money Market      95.68%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211

Dean Witter For The Benefit Of                     Equity Income Fund          68.69%              Record
McKee Char TR/Lynn A Hammond &                     Class C
Clare W White Co-TTEES
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co                                        Equity Income Fund          92.60%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                       Equity Index Fund           35.89%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo                       Equity Index Fund           61.27%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                       Equity Index Fund           86.94%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Plan-Equity Fund                 Equity Index Fund           32.61%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Strafe & Co.                                       Large Cap Value Fund        86.94%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Ohio Municipal Bond Fund    98.70%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                       International Equity        60.15%              Record
The One Investment Solution                        Index Fund
733 Greencrest Dr                                  Class C
Westerville OH 43081-4903

Strafe & Co.
BOIA - One Group Operations                        International Equity        88.52%              Record
1111 Polaris Parkway                               Index Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Strafe & Co.
BOIA - One Group Operations                        Short-Term Bond Fund        90.40%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.
BOIA - One Group Operations                        Louisiana Municipal Bond    96.91%              Record
1111 Polaris Parkway                               Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Banc One Securities Corp Fbo                       Value Growth Fund           82.92%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.
BOIA - One Group Operations                        Value Growth Fund           81.54%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Small Cap Growth Fund       78.04%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Balanced Fund               90.92%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

FCC Pension                                        Balanced Fund               33.90%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter FBO                                    Ohio Municipal Money        99.10%              Record
Banc One Securities                                Market Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250

Strafe & Co.
BOIA - One Group Operations                        Ohio Municipal Money        95.04%              Record
1111 Polaris Parkway                               Market Fund

PO Box 710211                                      Class I
Columbus OH 43271-0211

Banc One Securities Corp FBO                       Municipal Income Fund       40.70%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO
The One Investment Solution                        Municipal Income Fund       51.03%              Record
733 Greencrest Dr                                  Class C
Westerville OH 43081-4903

Strafe & Co.                                       Municipal Income Fund       99.16%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.
BOIA - One Group Operations                        Kentucky Municipal Bond     93.42%              Record
1111 Polaris Parkway                               Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Dean Witter For The Benefit Of                     West Virginia Municipal     41.41%              Record
Balzout Inc DBA S&E Printing                       Bond Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       West Virginia Municipal     98.77%              Record
BOIA - One Group Operations                        Bond Fund Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Government Bond Fund        89.08%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Ultra Short Term Income     87.99%              Record
7BOIA - One Group Operations                       Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp FBO                       Intermediate Bond Fund      53.06%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                       Intermediate Bond Fund      42.04%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                       Intermediate Bond Fund      91.03%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Investor Growth Fund        66.42%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Investor Growth & Income    81.44%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Investor Balanced Fund      82.93%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Investor Conservative       84.16%              Record
BOIA - One Group Operations                        Growth Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Treasury & Agency Fund      99.86%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Treasury Only Money         79.18%              Record
BOIA - One Group Operations                        Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       US Government Money         80.32%              Record
BOIA - One Group Operations                        Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Services Company                     High Yield Bond Fund        87.47%              Record
C/O Fund Administration                            Class A
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Services Company                     High Yield Bond Fund        86.96%              Record
C/O Fund Administration                            Class B
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth & Income Fund        High Yield Bond Fund        52.67%              Beneficial
C/O Mark Redman                                    Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth Fund                 High Yield Bond Fund        46.71%              Beneficial
C/O Mark Redman                                    Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

         AS A RESULT, THE AFOREMENTIONED PERSONS MAY BE DEEMED TO BE "CONTROLLING PERSONS" OF THE CLASS OF SHARES OF THE FUND IN WHICH THEY OWN SUCH SHARES UNDER THE 1940 ACT.

         THE TABLE BELOW INDICATES RECORD AND BENEFICIAL OWNERS OF OVER 5% OF ANY CLASS OF SHARES OF ANY FUND OF THE TRUST.

Northern Trust Bank of AZ Ttee                     Arizona Municipal Bond      26.21%              Record
FOR THOMAS A BRAND & REV TRUST                     Fund

PO BOX 92956                                       Class A
Chicago, IL 60675-2956

Dean Witter Reynolds                               Arizona Municipal Bond      22.10%              Record
FBO Theodore Cesarano                              Fund
4617 E. Bernell Road                               Class A
Phoenix, AZ 85028-5520

Dean Witter for the Benefit of                     Arizona Municipal Bond      11.29%              Record
Elizabeth Ryan Miller                              Fund
4140 N 49th Way                                    Class A
Church St Station - P.O. Box 250
New York, NY 10013-0250

GUST TRUST UNDER AGREEMENT 1/17                    Arizona Municipal Bond      9.53%               Record
Devens Gust & Mary Elizabeth Gust                  Fund
Co-Trustees KY  40207-2626                         Class A
P.O. Box 25
Mule Creek, NM 88051-0025

Dean Witter For The Benefit Of                     Arizona Municipal Bond      7.89%               Record
The David B & Frances L Hartline                   Fund
PO BOX 250 CHURCH STREET STATION                   Class A
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Arizona Municipal Bond      6.13%               Record
William J Lofy Trust                               Fund
PO BOX 250 CHURCH STREET STATION                   Class A
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Arizona Municipal Bond      32.02%              Record
Charles Stoddard &                                 Fund
P.O. Box 250 -Church Street Station                Class B
New York, NY 10008-0250

Carolyn S Ward                                                                                     Record
James D Ward JT TEN                                Arizona Municipal Bond      20.91%
825 W Annandale                                    Fund
Tucson, AZ 85737-6923                              Class B

Dean Witter For The Benefit Of                     Arizona Municipal Bond      16.91%              Record
Eugene B Debuck                                    Fund
4550 North Flowing Wells #90                       Class B
Church St Station - P.O. Box 250
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Arizona Municipal Bond      13.48%              Record
Marshall L Silverstein Trust                       Fund
P.O. Box 250 Church Street Station                 Class B
New York, NY 10008-0250
Scottsdale, AZ  85258-1618

Dean Witter For The Benefit Of                     Arizona Municipal Bond      8.31%               Record
Pete R Samorano &                                  Fund
P.O. Box 250 Church Street Station                 Class B
New York, NY 10008-0250

Strafe & Co                                        Arizona Municipal Bond      99.79%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211

Dean Witter For The Benefit Of                     Large Cap Growth Fund       14.69%              Record
Selma J Berry &                                    Class C
Colin G Berry JTTEN
Church St Station - PO Box 250
New York, NY 10008-0250

Dean Witter Reynolds Cust For                      Large Cap Growth Fund       9.85%               Record
Alvin B Wesneski                                   Class C
P.O. Box 250 Church Street Station
New York, NY 10008-0250

DWR Cust For Dr. Barbara S Isaacs                  Large Cap Growth Fund       5.54%               Record
FBO BARBARA S ISAACS                               Class C
P.O. Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co                                        Large Cap Growth Fund       89.31%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Bank One Corporation                               Large Cap Growth Fund       11.45%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Banc One Sec Svgs Plan                             Large Cap Growth Fund       10.42%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Strafe & Co
BOIA - One Group Operations                        Mid Cap Value Fund          86.93%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211

Bank One Corporation                               Mid Cap Value Fund          12.86%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

The One Group Investor Growth Fund                 Mid Cap Value Fund          5.12%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus, OH 43219-6004


Banc One Securities Corp FBO                       Mid Cap Growth Fund         16.27%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Invesco Trust Co TTEE                              Mid Cap Growth Fund         5.86%               Record
T D Williamson, Inc Thrift Plan                    Class A
PO Box 77405
Atlanta, GA 30357-1405

Banc One Securities Corp FBO                       Mid Cap Growth Fund         83.94%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co Cash                                   Mid Cap Growth Fund         84.32%              Record
BOIA - One Group Operations                        Class I
1111 POLARIS PARKWAY
PO Box 710211
Columbus, OH 43271-0211

BANK ONE CORPORATION                               Mid Cap Growth Fund         9.64%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Income Bond Fund            11.34%              Record
Alpert Corp Money Purchase Plan                    Class A
Steven Kurtz TTEE
5 World Trade Center 6th Floor
New York, NY 10048-0205

Strafe & Co                                        Income Bond Fund            88.46%              Record
BOIA - One Group Operations                        Class I

1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter for the Benefit of                     Intermediate Tax-Free Fund  6.58%               Record
Jerome Kearns &                                    Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

J Noland Singletary                                Intermediate Tax-Free Fund  6.12%               Beneficial
7350 Bocage Blvd                                   Class A
Baton Rouge LA 70809-1138

Dean Witter For The Benefit Of                     Intermediate Tax-Free Fund  5.34%               Record
Leon Morgan Trust                                  Class B
C/O Leon Morgan TTEE
Church St Station - PO Box 250
New York, NY 10013-0250

Strafe & Co                                        Intermediate Tax-Free Fund  99.46%              Record
BOIA _ One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter FBO                                    Prime Money Market Fund     57.58%              Record
Banc One Securities                                Class A
PO Box 250
Church Street Station
New York, NY 10013-0250

BISYS Fund Services Inc                            Prime Money Market Fund     30.84%              Record
Fbo Bank One Corporate Sweep                       Class A
3435 Stelzer Road Ste 1000
Columbus OH 43219-6004

Strafe & Co                                        Prime Money Market Fund     91.10%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Company NA                          Prime Money Market Fund     7.48%               Record
Omnibus-Corporate Cash Sweep AC                    Class I
Attn Cash Management DB3
235 W Schrock Rd
Westerville OH 43081-2874

BISYS Fund Services Inc                            US Treasury Securities      22.46%              Record
Fbo Bank One Corporate Sweep                       Money Market Fund
3435 Stelzer Road Suite 1000                       Class A
Columbus OH 43219-6004


National Financial Services Corp                   US Treasury Securities      21.83%              Record
Fbo Our Customers                                  Money Market Fund
200 Liberty St World Financial CT                  Class A
New York, NY 10281-1003

BISYS Fund Services Inc                            US Treasury Securities      19.54%              Record
Fbo Bank One Securities                            Money Market Fund
3435 Stelzer Road Suite 1000                       Class A
Columbus OH 43219-6004

Dean Witter FBO                                    US Treasury Securities      18.07%              Record
Banc One Securities                                Money Market Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250


BISYS Fund Services Inc                            US Treasury Securities      15.08%              Record
Fbo Bank One Texas Sweep                           Money Market Fund
Attn Mike Bryan                                    Class A
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

NFSC FEBO #093-954381                              US Treasury Securities      8.12%               Record
Chung Shing Chiang                                 Money Market Fund
3337 Somerset                                      Class B
New Orleans, LA 70131-5361

Dean Witter For the Benefit Of                     US Treasury Securities      8.01%               Record
Mary Sue Gilpin                                    Money Market Fund
413 Dunmoreland Circle                             Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

NFSC FEBO #AFL-668885                              US Treasury Securities      7.27%               Record
FNBC Cust Collateral Acct FBO                      Money Market Fund
Sterling H Smith                                   Class B
Carolyn S Smith
PO Box 493
Amite, LA 70422

State Street Bank & Trust Co                       US Treasury Securities      5.84%               Record
Sep IRA Jeffrey S Lux                              Money Market Fund
2220 Justice Street                                Class B
Monroe, LA 71201-3620

Dean Witter For the Benefit Of                     US Treasury Securities      5.10%               Record
Carmen T Teller and                                Money Market Fund
PO Box 250 Church Street Station                   Class B
New York, NY 10008-0250

Dean Witter For the Benefit Of                     US Treasury Securities      50.63%              Record
Martin Homes Inc Prof Shar Pln                     Money Market Fund
PO Box 250 Church Street Station                   Class C
New York, NY 10008-0250

Evelyn C Balser                                    US Treasury Securities      15.99%              Beneficial
Raymond F Balser JT TEN                            Money Market Fund
191 Brigham Hill Rd                                Class C
North Grafton, MA 01536-1117

Dean Witter Reynolds Cust For                      US Treasury Securities      12.79%              Record
Paul E Puckett                                     Money Market Fund
PO Box 250 Church Street Station                   Class C
New York, NY 10008-0250


Dean Witter For The Benefit Of                     US Treasury Securities      7.66%               Record
Osareni Christopher Ogiesoba & Margaret Iyobosa    Money Market Fund
Ogiesoba JTTE                                      Class C
Church Street Station - PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of                     US Treasury Securities      7.52%               Record
Steven R Swift &                                   Money Market Fund
PO Box 250 - Church Street Station                 Class C
New York, NY 10008-0250

Strafe & Co (N)                                    US Treasury Securities      86.00%              Record
BOIA - One Group Operations                        Money Market Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Company NA                          US Treasury Securities      13.70%              Record
Omnibus-Corporate Cash Sweep AC                    Money Market Fund
Attn: Cash Management DB3                          Class I
235 W Schrock Rd
Westerville OH 43081-2874

Dean Witter FBO                                    Municipal Money Market      44.38%              Record
Banc One Securities                                Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250

BISYS Fund Services Inc                            Municipal Money Market      24.62%              Record
FBO Bank One Corporate Sweep                       Fund
3435 Stelzer Road Suite 1000                       Class A
Columbus OH 43219-6004

National Financial Services Corp                   Municipal Money Market      24.08%              Record
FBO Our Customers                                  Fund
200 Liberty St World Financial Ct                  Class A
New York, NY 10281-1003

Strafe & Co                                        Municipal Money Market      95.68%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211

DC Livestock Co Ltd Part Yea                       Municipal Money Market      5.46%               Beneficial
100 E Broad Street                                 Fund
Columbus, OH 43215-3607                            Class I


Dean Witter For The Benefit Of                     Equity Income Fund          68.69%              Record
McKee Char TR/Lynn A Hammond &                     Class C
Clare W White Co-TTEES
Church St Station - PO Box 250
New York NY 10013-0250

UMB Bank Cust Fbo                                  Equity Income Fund          6.92%               Record
Bruce W Young IRA                                  Class C
718 Sycamore Ave SPC 200
VISTA CA 92083-7952

Dean Witter For The Benefit Of                     Equity Income Fund          5.68%               Record
Williams Brother Construction                      Class C
Inc 401(K) PSP Thomas J Williams
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co                                        Equity Income Fund          92.60%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                       Equity Index Fund           35.89%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo                       Equity Index Fund           61.27%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903



Strafe & Co.                                       Equity Index Fund           86.94%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Plan -Equity Fund                Equity Index Fund           32.61%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Strafe & Co.                                       Large Cap Value Fund        86.94%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Corporation                               Large Cap Value Fund        23.00%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Ohio Municipal Bond Fund    5.74%               Record
Vivian R Sauls                                     Class A
519 Chapel Rd
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co.                                       Ohio Municipal Bond Fund    98.70%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

NES Group Inc Corp Investmt Act                    Ohio Municipal Bond Fund    6.90%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Firstar Trust Co TTEE                              International Equity        18.65%              Record
FBO Milwaukee Foundation - Equit                   Index Fund
P.O. Box 1787                                      Class A
Milwaukee WI 53201-1787

Banc One Securities Corp Fbo                       International Equity        60.15%              Record
The One Investment Solution                        Index Fund
733 Greencrest Dr                                  Class C
Westerville OH 43081-4903

Dean Witter For The Benefit Of                     International Equity        14.98%              Record
Robert M Lynch &                                   Index Fund
PO Box 250 Church Street Station                   Class C
New York, NY 1008-0250

UMB Bank Cust FBO                                  International Equity        9.95%               Record
Doris Erickson 403B                                Index Fund
233 Hedstrom Dr                                    Class C
Buffalo NY 14226-3434

Dean Witter For The Benefit Of                     International Equity        5.65%               Record
John S Wagner &                                    Index Fund
PO Box 250 Church Street Station                   Class C
NEW YORK, NY 1008-0250

Strafe & Co.
BOIA - One Group Operations                        International Equity        88.52%              Record
1111 Polaris Parkway                               Index Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211


Bank One Corporation                               International Equity        14.86%              Beneficial
100 E Broad Street                                 Index Fund
Columbus, OH 43215-3607                            Class I

Wallace & Co                                       Short-Term Bond Fund        6.74%               Record
PO Box 21119                                       Class A
Shreveport LA 71152-0001

Strafe & Co.
BOIA - One Group Operations                        Short-Term Bond Fund        90.40%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.
BOIA - One Group Operations                        Louisiana Municipal Bond    96.91%              Record
1111 Polaris Parkway                               Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Banc One Securities Corp Fbo                       Diversified Equity Fund     21.51%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo                       Diversified Equity Fund     82.92%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.
BOIA - One Group Operations                        Diversified Equity Fund     81.54%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Growth & Income Fund
C/O Mark Redman                                    Diversified Equity Fund     5.39%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth Fund
C/O Mark Redman                                    Diversified Equity Fund     5.35%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004


Melvin Skol                                        Small Cap Growth Fund       19.50%              Beneficial
2811 Scley St                                      Class C
Erie, PA 16508-1719

Dean Witter For The Benefit Of                     Small Cap Growth Fund       16.01%              Record
Robert Kennedy and                                 Class C
Annemarie Kennedy Reisinger JTT
Church St Station - PO Box 250
New York, NY 10013-0250

Judith M Torrico                                   Small Cap Growth Fund       11.93%              Beneficial
101 Nicholson St                                   Class C
Buffalo, NY 14214-1128

State Street Bank & Trust Co                       Small Cap Growth Fund       7.60%               Record
Cust for the IRA of                                Class C
Linda L Cole
14 Penguin Ct
Woodlands TX 77380-1827

Dean Witter For The Benefit Of                     Small Cap Growth Fund       5.01%               Record
Wells Pickney & McHugh                             Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Small Cap Growth Fund       78.04%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Growth Fund                 Small Cap Growth Fund       9.45%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004

Firstar Trust Company                              Small Cap Growth Fund       5.57%               Record
FBO Milwaukee Foundation                           Class I
PO Box 1787
Milwaukee WI 53201-1787

The One Group Investor Growth & Income Fund        Small Cap Growth Fund       5.33%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004

Strafe & Co.
BOIA - One Group Operations                        Balanced Fund               90.92%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

FCC Pension                                        Balanced Fund               33.90%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter FBO                                    Ohio Municipal Money        99.10%              Record
Banc One Securities                                Market Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250

Strafe & Co.
BOIA - One Group Operations                        Ohio Municipal Money        95.04%              Record
1111 Polaris Parkway                               Market Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Douglas Peacock                                    Ohio Municipal Money        11.65%              Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607                            Class I

Henny Penny Corp Money Mkt Acct                    Ohio Municipal Money        10.32%              Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607                            Class I

Elizabeth Bertschy                                 Ohio Municipal Money        5.40%               Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607                            Class I

Banc One Securities Corp FBO                       Municipal Income Fund       40.70%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                       Municipal Income Fund       51.03%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Dean Witter For The Benefit Of                     Municipal Income Fund       6.48%               Record
Roberta A Silberstein 1984                         Class C
Church St Station - PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of                     Municipal Income Fund       6.47%               Record
Gary R Duckert &                                   Class C
PO Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co.                                       Municipal Income Fund       99.16%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Dean Witter For The Benefit Of                     Kentucky Municipal Bond     11.89%              Record
Gary Osswald                                       Fund
PO Box 250 Church Street Station                   Class A
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Kentucky Municipal Bond     6.44%               Record
Karrick Scott Collins Trust                        Fund
Karrick Scott Collins TTEE                         Class A
Church St Station - PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of                     Kentucky Municipal Bond     5.05%               Record
Joan H Willetts & First Federal                    Fund
PO Box 250 Church Street Station                   Class B
New York, NY 10008-0250

Strafe & Co.
BOIA - One Group Operations                        Kentucky Municipal Bond     93.42%              Record
1111 Polaris Parkway                               Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Dean Witter For The Benefit Of                     West Virginia Municipal     41.41%              Record
Balzout Inc DBA S&E Printing                       Bond Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     11.26%              Record
Stephen A Lewis                                    Bond Fund Class A
3720 Noyles Avenue
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     West Virginia Municipal     8.38%               Record
James F Duncan                                     Bond Fund Class A
PO Box 250 Church Street Station
NEW YORK NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     8.21%               Record
Sally L Wilson Trust                               Bond Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     7.01%               Record
Charleston Concrete Floor Co                       Bond Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     5.42%               Record
James Henry Dean &                                 Bond Fund Class A
Anna K Dean JTTEN
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     5.21%               Record
C Carl Tully                                       Bond Fund Class A
4530 Spring Hill
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     West Virginia Municipal     5.18%               Record
R Clark Morton                                     Bond Fund Class A
129 Elm Street
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     12.09%              Record
Katherine Poe                                      Bond Fund Class B
606 River Lane
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     West Virginia Municipal     6.32%               Record
Charleston Concrete Floor CO                       Bond Fund Class B
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       West Virginia Municipal     98.77%              Record

BOIA - One Group Operations                        Bond Fund Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Government Bond Fund        89.08%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Dean Witter For The Benefit Of                     Ultra Short-Term Bond       22.40%              Record
Samaritan Health Plan                              Fund
PO Box 250 Church Street Station                   Class A
New York NY 10008-0250

Investment Company Institute                       Ultra Short-Term Bond       9.29%               Beneficial
1401 H St NW                                       Fund
Washington DC 20005-2110                           Class A

Dean Witter For The Benefit Of                     Ultra Short-Term Bond       6.11%               Record
Genesis Health Care System                         Fund
800 Forest Avenue                                  Class A
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     Ultra Short-Term Bond       5.93%               Record
Obleness Memorial Hospital                         Fund
C/O Donald E Reuter                                Class A
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     Ultra Short-Term Bond       5.54%               Record
Asher Land & Mineral LTD                           Fund
PO Box 463                                         Class A
Pineville, KY 40977-0463

Dean Witter For The Benefit Of                     Ultra Short-Term Bond       5.24%               Record
Thomas Electric Inc                                Fund
7601 N 74th Avenue Class A
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     Ultra Short-Term Bond       8.09%               Record
Jeanette P Reilly Revocable Trust                  Fund
PO Box 250 Church Street Station                   Class B
New York NY 10008-0250

Dean Witter For The Benefit Of                     Ultra Short-Term Bond       7.86%               Record
Samuel D Goldberg                                  Fund

PO Box 250 Church Street Station                   Class B
New York NY 10008-0250

Strafe & Co.                                       Ultra Short-Term Bond       87.99%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp FBO                       Intermediate Bond Fund      53.06%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                       Intermediate Bond Fund      42.04%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Dean Witter For The Benefit Of                     Intermediate Bond Fund      7.60%               Record
Dennis J Furlong &                                 Class C
PO Box 250 Church Street Station
New York NY  10008-0250

Dean Witter For The Benefit Of                     Intermediate Bond Fund      6.19%               Record
Williams Brother Construction                      Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Intermediate Bond Fund      91.03%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One TTEE                                      Investor Growth Fund        5.72%               Record
Harrison Holding Corp 401K                         Class A
C/O Banc One Investment Mgmt
Retirement Services - Daily R K
190 Heatherdown Drive
Westerville OH 43081-2868

Dean Witter For The Benefit Of                     Investor Growth Fund        5.28%               Record
William D Robertson DDS PSP                        Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Investor Growth Fund        66.42%              Record
BOIA - One Group Operations                        Class I

1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Pl - Inv Grwth                   Investor Growth Fund        19.20%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Bank One TTEE                                      Investor Growth Fund        12.28%              Record
Brillion Iron Works P/S                            Class I
C/O Banc One Investment Mgmt
Retirement Services - Daily R K
190 Heatherdown Drive
Westerville OH 43081-2868

Virginia R Corrin                                  Investor Growth Fund        9.01%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Investor Growth & Income    8.14%               Record
St Mary's Educational Endowment Foundation         Fund
Church St Station PO Box 250                       Class C
New York NY 10013-0250

Dean Witter For The Benefit Of                     Investor Growth & Income    7.44%               Record
Milo L Meacham Jr                                  Fund
PO Box 250 Church Street Station                   Class C
New York NY 10008-0250

Strafe & Co.                                       Investor Growth & Income    81.44%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Revco D.S., Inc. Serp - Trust A                    Investor Growth & Income    14.30%              Beneficial
100 E Broad Street                                 Fund
Columbus, OH 43215-3607                            Class I

Banc One Sec Svgs Plan                             Investor Growth & Income    13.65%              Beneficial
100 E Broad Street                                 Fund
Columbus, OH 43215-3607                            Class I

Institutional Trust Co TTEE                        Investor Balanced Fund      8.62%               Record
PBC Industrial Supplies Inc Plan                   Class A
PO Box 77405
Atlanta, GA 30357-1405

                                                                               6.71%               Record
Dean Witter For The Benefit Of                     Investor Balanced Fund
Joseph A Hess                                      Class C
IRA Standard Dated 11/18/97
Church St Station - PO Box 250
New York NY 10013-0250

State Street Bank & Trust Co                       Investor Balanced Fund      6.46%               Record
Cust For The IRA Rollover Of                       Class C
George L Allison
768 E Indiana Ave
Spencer IN 47460-1538

Dean Witter For The Benefit Of                     Investor Balanced Fund      6.23%               Record
James B White &                                    Class C
Norma J White JTTEN
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co.                                       Investor Balanced Fund      82.93%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Kenosha Carpenters #161 Pens-Mgd                   Investor Balanced Fund      8.10%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Centennial Liquor Retirement Plan                  Investor Balanced Fund      7.81%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Affiliated MPP                                     Investor Balanced Fund      6.51%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Investor Conservative       11.63%              Record
Paavo Ensio &                                      Growth Fund
PO Box 250 Church Street Station                   Class A
New York NY 10008-0250

DWR Cust For Central Blueprint Co                  Investor Conservative       6.04%               Record
FBO Plan Administrator                             Growth Fund
VIP Plus PFT Sharing DTD 09/26/97                  Class C
Church Street Station - PO Box 250
New York NY 10013-0250

                                                                               84.16%              Record
Strafe & Co.                                       Investor Conservative
BOIA - One Group Operations                        Growth Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Pl - Inv Con Grwth               Investor Conservative       17.69%              Beneficial
100 E Broad Street                                 Growth Fund
Columbus, OH 43215-3607                            Class I


Kenosha Carpenters #161 Pens-Mgd                   Investor Conservative       14.40%              Beneficial
100 E Broad Street                                 Growth Fund
Columbus, OH 43215-3607                            Class I

Shelly & Sands MPP                                 Investor Conservative       5.03%               Beneficial
100 E Broad Street                                 Growth Fund
Columbus, OH 43215-3607                            Class I

Dean Witter For The Benefit Of                     Treasury & Agency Fund      8.82%               Record
Billy J Eisenhour                                  Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     Treasury & Agency Fund      6.54%               Record
Maricopa County Municipal                          Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Treasury & Agency Fund      99.86%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Treasury Only Money         79.18%              Record
BOIA - One Group Operations                        Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

MEC Qualified                                      Treasury Only Money         13.07%              Beneficial
100 E. Broad Street                                Market Fund
Columbus OH 43215-3607

BISYS Fund Services Inc                            Treasury Only Money         9.71%               Record
FBO Bank One Corporate Sweep                       Market Fund
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004


State Compensation                                 Treasury Only Money         6.05%               Beneficial
100 E. Broad Street                                Market Fund
Columbus OH 43215-3607

Strafe & Co.                                       US Government Money         80.32%              Record
BOIA - One Group Operations                        Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Texas NA                                  US Government Money         8.72%               Beneficial
1717 Main St                                       Market Fund
Dallas TX 75201-4605

BWC - Miller Anderson                              US Government Money         8.14%               Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607

BISYS Fund Services Inc                            US Government Money         5.56%               Record
FBO Bank One Corporate Sweep                       Market Fund
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

BWC - Hyperion Capital                             US Government Money         5.26%               Beneficial
100 E BROAD STREET                                 Market Fund
Columbus, OH 43215-3607

The One Group Services Company                     High Yield Bond Fund        87.47%              Record
C/O Fund Administration                            Class A
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Services Company                     High Yield Bond Fund        86.96%              Record
C/O Fund Administration                            Class B
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth & Income Fund        High Yield Bond Fund        52.67%              Beneficial
C/O Mark Redman                                    Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth Fund                 High Yield Bond Fund        46.71%              Beneficial
C/O Mark Redman                                    Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

Northern Trust Bank of AZ Ttee                     Arizona Municipal Bond      26.21%              Record
F0R THOMAS A BRAND & REV TRUST                     Fund
PO BOX 92956                                       Class A
Chicago, IL 60675-2956

Dean Witter Reynolds                               Arizona Municipal Bond      22.10%              Record
FBO Theodore Cesarano                              Fund
4617 E. Bernell Road                               Class A
Phoenix, AZ 85028-5520

Dean Witter for the Benefit of                     Arizona Municipal Bond      11.29%              Record
Elizabeth Ryan Miller                              Fund
4140 N 49th Way                                    Class A
Church St Station - P.O. Box 250
New York, NY 10013-0250

GUST TRUST UNDER AGREEMENT 1/17                    Arizona Municipal Bond      9.53%               Record
Devens Gust & Mary Elizabeth Gust                  Fund
Co-Trustees KY  40207-2626                         Class A
P.O. Box 25
Mule Creek, NM 88051-0025

Dean Witter For The Benefit Of                     Arizona Municipal Bond      7.89%               Record
The David B & Frances L Hartline                   Fund
PO BOX 250 CHURCH STREET STATION                   Class A
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Arizona Municipal Bond      6.13%               Record
William J Lofy Trust                               Fund
PO BOX 250 CHURCH STREET STATION                   Class A
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Arizona Municipal Bond      32.02%              Record
Charles Stoddard &                                 Fund
P.O. Box 250 -Church Street Station                Class B
New York, NY 10008-0250

Carolyn S Ward                                                                                     Record
James D Ward JT TEN                                Arizona Municipal Bond      20.91%
825 W Annandale                                    Fund
Tucson, AZ 85737-6923                              Class B

Dean Witter For The Benefit Of                     Arizona Municipal Bond      16.91%              Record
Eugene B Debuck                                    Fund
4550 North Flowing Wells #90                       Class B
Church St Station - P.O. Box 250
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Arizona Municipal Bond      13.48%              Record
Marshall L Silverstein Trust                       Fund
P.O. Box 250 Church Street Station                 Class B
New York, NY 10008-0250
Scottsdale, AZ  85258-1618

Dean Witter For The Benefit Of                     Arizona Municipal Bond      8.31%               Record
Pete R Samorano &                                  Fund
P.O. Box 250 Church Street Station                 Class B
New York, NY 10008-0250

Strafe & Co                                        Arizona Municipal Bond      99.79%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211


Dean Witter For The Benefit Of                     Large Cap Growth Fund       14.69%              Record
Selma J Berry &                                    Class C
Colin G Berry JTTEN
Church St Station - PO Box 250
New York, NY 10008-0250

Dean Witter Reynolds Cust For                      Large Cap Growth Fund       9.85%               Record
Alvin B Wesneski                                   Class C
P.O. Box 250 Church Street Station
New York, NY 10008-0250

DWR Cust For Dr. Barbara S Isaacs                  Large Cap Growth Fund       5.54%               Record
FBO BARBARA S ISAACS                               Class C
P.O. Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co                                        Large Cap Growth Fund       89.31%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

BANK ONE CORPORATION                               Large Cap Growth Fund       11.45%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Banc One Sec Svgs Plan                             Large Cap Growth Fund       10.42%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Strafe & Co
BOIA - One Group Operations                        Mid Cap Value Fund          86.93%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211

BANK ONE CORPORATION                               Mid Cap Value Fund          12.86%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

The One Group Investor Growth Fund                 Mid Cap Value Fund          5.12%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus, OH 43219-6004


Banc One Securities Corp FBO                       Mid Cap Growth Fund         16.27%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Invesco Trust Co TTEE                              Mid Cap Growth Fund         5.86%               Record
T D Williamson, Inc Thrift Plan                    Class A
PO Box 77405
Atlanta, GA 30357-1405

Banc One Securities Corp FBO                       Mid Cap Growth Fund         83.94%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co Cash                                   Mid Cap Growth Fund         84.32%              Record
BOIA - One Group Operations                        Class I
1111 POLARIS PARKWAY
PO Box 710211
Columbus, OH 43271-0211

BANK ONE CORPORATION                               Mid Cap Growth Fund         9.64%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Income Bond Fund            11.34%              Record
Alpert Corp Money Purchase Plan                    Class A
Steven Kurtz TTEE
5 World Trade Center 6th Floor
New York, NY 10048-0205

Strafe & Co                                        Income Bond Fund            88.46%              Record
BOIA - One Group Operations                        Class I

1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter for the Benefit of                     Intermediate Tax-Free Fund  6.58%               Record
Jerome Kearns &                                    Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

J Noland Singletary                                Intermediate Tax-Free Fund  6.12%               Beneficial
7350 Bocage Blvd                                   Class A
Baton Rouge LA 70809-1138

Dean Witter For The Benefit Of                     Intermediate Tax-Free Fund  5.34%               Record
Leon Morgan Trust                                  Class B
C/O Leon Morgan TTEE
Church St Station - PO Box 250
New York, NY 10013-0250

Strafe & Co                                        Intermediate Tax-Free Fund  99.46%              Record
BOIA _ One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter FBO                                    Prime Money Market Fund     57.58%              Record
Banc One Securities                                Class A
PO Box 250
Church Street Station
New York, NY 10013-0250

BISYS Fund Services Inc                            Prime Money Market Fund     30.84%              Record
Fbo Bank One Corporate Sweep                       Class A
3435 Stelzer Road Ste 1000
Columbus OH 43219-6004

Strafe & Co                                        Prime Money Market Fund     91.10%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Company NA                          Prime Money Market Fund     7.48%               Record
Omnibus-Corporate Cash Sweep AC                    Class I
Attn Cash Management DB3
235 W Schrock Rd
Westerville OH 43081-2874

BISYS Fund Services Inc                            US Treasury Securities      22.46%              Record
Fbo Bank One Corporate Sweep                       Money Market Fund
3435 Stelzer Road Suite 1000                       Class A
Columbus OH 43219-6004

National Financial Services Corp                   US Treasury Securities      21.83%              Record
Fbo Our Customers                                  Money Market Fund
200 Liberty St World Financial CT                  Class A
New York, NY 10281-1003

BISYS Fund Services Inc                            US Treasury Securities      19.54%              Record
Fbo Bank One Securities                            Money Market Fund
3435 Stelzer Road Suite 1000                       Class A
Columbus OH 43219-6004

Dean Witter FBO                                    US Treasury Securities      18.07%              Record
Banc One Securities                                Money Market Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250


BISYS Fund Services Inc                            US Treasury Securities      15.08%              Record
Fbo Bank One Texas Sweep                           Money Market Fund
Attn Mike Bryan                                    Class A
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

NFSC FEBO #093-954381                              US Treasury Securities      8.12%               Record
Chung Shing Chiang                                 Money Market Fund
3337 Somerset                                      Class B
New Orleans, LA 70131-5361

Dean Witter For the Benefit Of                     US Treasury Securities      8.01%               Record
Mary Sue Gilpin                                    Money Market Fund
413 Dunmoreland Circle                             Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

NFSC FEBO #AFL-668885                              US Treasury Securities      7.27%               Record
FNBC Cust Collateral Acct FBO                      Money Market Fund
Sterling H Smith                                   Class B
Carolyn S Smith
PO Box 493
Amite, LA 70422

State Street Bank & Trust Co                       US Treasury Securities      5.84%               Record
Sep IRA Jeffrey S Lux                              Money Market Fund
2220 Justice Street                                Class B
Monroe, LA 71201-3620

Dean Witter For the Benefit Of                     US Treasury Securities      5.10%               Record
Carmen T Teller and                                Money Market Fund
PO Box 250 Church Street Station                   Class B
New York, NY 10008-0250

Dean Witter For the Benefit Of                     US Treasury Securities      50.63%              Record
Martin Homes Inc Prof Shar Pln                     Money Market Fund
PO Box 250 Church Street Station                   Class C
New York, NY 10008-0250

Evelyn C Balser                                    US Treasury Securities      15.99%              Beneficial
Raymond F Balser JT TEN                            Money Market Fund
191 Brigham Hill Rd                                Class C
North Grafton, MA 01536-1117

Dean Witter Reynolds Cust For                      US Treasury Securities      12.79%              Record
Paul E Puckett                                     Money Market Fund
PO Box 250 Church Street Station                   Class C
New York, NY 10008-0250

Dean Witter For The Benefit Of                     US Treasury Securities      7.66%               Record
Osareni Christopher Ogiesoba &                     Money Market Fund
Margaret Iyobosa Ogiesoba JTTE                     Class C
Church Street Station - PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of                     US Treasury Securities      7.52%               Record
Steven R Swift &                                   Money Market Fund
PO Box 250 - Church Street Station                 Class C
New York, NY 10008-0250

Strafe & Co (N)                                    US Treasury Securities      86.00%              Record
BOIA - One Group Operations                        Money Market Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Company NA                          US Treasury Securities      13.70%              Record
Omnibus-Corporate Cash Sweep AC                    Money Market Fund
Attn: Cash Management DB3                          Class I
235 W Schrock Rd
Westerville OH 43081-2874

Dean Witter FBO                                    Municipal Money Market      44.38%              Record
Banc One Securities                                Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250

BISYS Fund Services Inc                            Municipal Money Market      24.62%              Record
FBO Bank One Corporate Sweep                       Fund
3435 Stelzer Road Suite 1000                       Class A
Columbus OH 43219-6004

National Financial Services Corp                   Municipal Money Market      24.08%              Record
FBO Our Customers                                  Fund
200 Liberty St World Financial Ct                  Class A
New York, NY 10281-1003

Strafe & Co                                        Municipal Money Market      95.68%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus, OH 43271-0211

DC Livestock Co Ltd Part Yea                       Municipal Money Market      5.46%               Beneficial
100 E Broad Street                                 Fund
Columbus, OH 43215-3607                            Class I

Dean Witter For The Benefit Of                     Equity Income Fund          68.69%              Record
McKee Char TR/Lynn A Hammond &                     Class C
Clare W White Co-TTEES
Church St Station - PO Box 250
New York NY 10013-0250

UMB Bank Cust Fbo                                  Equity Income Fund          6.92%               Record
Bruce W Young IRA                                  Class C
718 Sycamore Ave SPC 200
VISTA CA 92083-7952

Dean Witter For The Benefit Of                     Equity Income Fund          5.68%               Record
Williams Brother Construction                      Class C
Inc 401(K) PSP Thomas J Williams
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co                                        Equity Income Fund          92.60%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                       Equity Index Fund           35.89%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo                       Equity Index Fund           61.27%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                       Equity Index Fund           86.94%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Plan -Equity Fund                Equity Index Fund           32.61%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Strafe & Co.                                       Large Cap Value Fund        86.94%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

BANK ONE CORPORATION                               Large Cap Value Fund        23.00%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Ohio Municipal Bond Fund    5.74%               Record
Vivian R Sauls                                     Class A
519 Chapel Rd
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co.                                       Ohio Municipal Bond Fund    98.70%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

NES Group Inc Corp Investmt Act                    Ohio Municipal Bond Fund    6.90%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Firstar Trust Co TTEE                              International Equity        18.65%              Record
FBO Milwaukee Foundation - Equit                   Index Fund
P.O. Box 1787                                      Class A
Milwaukee WI 53201-1787

Banc One Securities Corp Fbo                       International Equity        60.15%              Record
The One Investment Solution                        Index Fund
733 Greencrest Dr                                  Class C
Westerville OH 43081-4903

Dean Witter For The Benefit Of                     International Equity        14.98%              Record
Robert M Lynch &                                   Index Fund
PO Box 250 Church Street Station                   Class C
New York, NY 1008-0250

UMB Bank Cust FBO                                  International Equity        9.95%               Record
Doris Erickson 403B                                Index Fund
233 Hedstrom Dr                                    Class C
Buffalo NY 14226-3434

Dean Witter For The Benefit Of                     International Equity        5.65%               Record
John S Wagner &                                    Index Fund
PO Box 250 Church Street Station                   Class C
NEW YORK, NY 1008-0250

Strafe & Co.
BOIA - One Group Operations                        International Equity        88.52%              Record
1111 Polaris Parkway                               Index Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

BANK ONE CORPORATION                               International Equity        14.86%              Beneficial
100 E Broad Street                                 Index Fund
Columbus, OH 43215-3607                            Class I

Wallace & Co                                       Short-Term Bond Fund        6.74%               Record
PO Box 21119                                       Class A
Shreveport LA 71152-0001

Strafe & Co.
BOIA - One Group Operations                        Short-Term Bond Fund        90.40%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.
BOIA - One Group Operations                        Louisiana Municipal Bond    96.91%              Record
1111 Polaris Parkway                               Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Banc One Securities Corp Fbo                       Value Growth Fund           21.51%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo                       Value Growth Fund           82.92%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.
BOIA - One Group Operations                        Value Growth Fund           81.54%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Growth & Income Fund
C/O Mark Redman                                    Value Growth Fund           5.39%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth Fund
C/O Mark Redman                                    Value Growth Fund           5.35%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004

Melvin Skol                                        Small Cap Growth Fund       19.50%              Beneficial
2811 Scley St                                      Class C
Erie, PA 16508-1719

Dean Witter For The Benefit Of                     Small Cap Growth Fund       16.01%              Record
Robert Kennedy and                                 Class C
Annemarie Kennedy Reisinger JTT
Church St Station - PO Box 250
New York, NY 10013-0250

Judith M Torrico                                   Small Cap Growth Fund       11.93%              Beneficial
101 Nicholson St                                   Class C
Buffalo, NY 14214-1128

State Street Bank & Trust Co                       Small Cap Growth Fund       7.60%               Record
Cust for the IRA of                                Class C
Linda L Cole
14 Penguin Ct
Woodlands TX 77380-1827

Dean Witter For The Benefit Of                     Small Cap Growth Fund       5.01%               Record
Wells Pickney & McHugh                             Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Small Cap Growth Fund       78.04%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Growth Fund                 Small Cap Growth Fund       9.45%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004

Firstar Trust Company                              Small Cap Growth Fund       5.57%               Record
FBO Milwaukee Foundation                           Class I
PO Box 1787
Milwaukee WI 53201-1787

The One Group Investor Growth & Income Fund        Small Cap Growth Fund       5.33%               Beneficial
The One Group Services Company                     Class I
3435 Stelzer Road
Columbus OH 43219-6004

Strafe & Co.
BOIA - One Group Operations                        Balanced Fund               90.92%              Record
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

FCC Pension                                        Balanced Fund               33.90%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter FBO                                    Ohio Municipal Money        99.10%              Record
Banc One Securities                                Market Fund
PO Box 250                                         Class A
Church Street Station
New York NY 10013-0250

Strafe & Co.
BOIA - One Group Operations                        Ohio Municipal Money        95.04%              Record
1111 Polaris Parkway                               Market Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Douglas Peacock                                    Ohio Municipal Money        11.65%              Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607                            Class I

Henny Penny Corp Money Mkt Acct                    Ohio Municipal Money        10.32%              Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607                            Class I

Elizabeth Bertschy                                 Ohio Municipal Money        5.40%               Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607                            Class I

Banc One Securities Corp FBO                       Municipal Income Fund       40.70%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                       Municipal Income Fund       51.03%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Dean Witter For The Benefit Of                     Municipal Income Fund       6.48%               Record
Roberta A Silberstein 1984                         Class C
Church St Station - PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of                     Municipal Income Fund       6.47%               Record
Gary R Duckert &                                   Class C
PO Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co.                                       Municipal Income Fund       99.16%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Dean Witter For The Benefit Of                     Kentucky Municipal Bond     11.89%              Record
Gary Osswald                                       Fund
PO Box 250 Church Street Station                   Class A
New York, NY 10008-0250

Dean Witter For The Benefit Of                     Kentucky Municipal Bond     6.44%               Record
Karrick Scott Collins Trust                        Fund
Karrick Scott Collins TTEE                         Class A
Church St Station - PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of                     Kentucky Municipal Bond     5.05%               Record
Joan H Willetts & First Federal                    Fund
PO Box 250 Church Street Station                   Class B
New York, NY 10008-0250

Strafe & Co.
BOIA - One Group Operations                        Kentucky Municipal Bond     93.42%              Record
1111 Polaris Parkway                               Fund
PO Box 710211                                      Class I
Columbus OH 43271-0211

Dean Witter For The Benefit Of                     West Virginia Municipal     41.41%              Record
Balzout Inc DBA S&E Printing                       Bond Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     11.26%              Record
Stephen A Lewis                                    Bond Fund Class A
3720 Noyles Avenue
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     West Virginia Municipal     8.38%               Record
James F Duncan                                     Bond Fund Class A
PO Box 250 Church Street Station
NEW YORK NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     8.21%               Record
Sally L Wilson Trust                               Bond Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     7.01%               Record
Charleston Concrete Floor Co                       Bond Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     5.42%               Record
James Henry Dean &                                 Bond Fund Class A
Anna K Dean JTTEN
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     5.21%               Record
C Carl Tully                                       Bond Fund Class A
4530 Spring Hill
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     West Virginia Municipal     5.18%               Record
R Clark Morton                                     Bond Fund Class A
129 Elm Street
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     West Virginia Municipal     12.09%              Record
Katherine Poe                                      Bond Fund Class B
606 River Lane
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     West Virginia Municipal     6.32%               Record
Charleston Concrete Floor CO                       Bond Fund Class B
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       West Virginia Municipal     98.77%              Record
BOIA - One Group Operations                        Bond Fund Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Government Bond Fund        89.08%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Dean Witter For The Benefit Of                     Ultra Short-Term Bond Fund  22.40%              Record
Samaritan Health Plan                              Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Investment Company Institute                       Ultra Short-Term Bond Fund  9.29%               Beneficial
1401 H St NW                                       Class A
Washington DC 20005-2110

Dean Witter For The Benefit Of                     Ultra Short-Term Bond Fund  6.11%               Record
Genesis Health Care System                         Class A
800 Forest Avenue
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     Ultra Short-Term Bond Fund  5.93%               Record
Obleness Memorial Hospital                         Class A
C/O Donald E Reuter
Church St Station - PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of                     Ultra Short-Term Bond Fund  5.54%               Record
Asher Land & Mineral LTD                           Class A
PO Box 463
Pineville, KY 40977-0463

Dean Witter For The Benefit Of                     Ultra Short-Term Bond Fund  5.24%               Record
Thomas Electric Inc                                Class A
7601 N 74th Avenue
5 World Trade Center 6th Floor
New York NY 10048-0205

Dean Witter For The Benefit Of                     Ultra Short-Term Bond Fund  8.09%               Record
Jeanette P Reilly Revocable Trust                  Class B
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     Ultra Short-Term Bond Fund  7.86%               Record
Samuel D Goldberg                                  Class B
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Ultra Short-Term Bond Fund  87.99%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp FBO                       Intermediate Bond Fund      53.06%              Record
The One Investment Solution                        Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                       Intermediate Bond Fund      42.04%              Record
The One Investment Solution                        Class C
733 Greencrest Dr
Westerville OH 43081-4903

Dean Witter For The Benefit Of                     Intermediate Bond Fund      7.60%               Record
Dennis J Furlong &                                 Class C
PO Box 250 Church Street Station
New York NY  10008-0250

Dean Witter For The Benefit Of                     Intermediate Bond Fund      6.19%               Record
Williams Brother Construction                      Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Intermediate Bond Fund      91.03%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One TTEE                                      Investor Growth Fund        5.72%               Record
Harrison Holding Corp 401K                         Class A
C/O Banc One Investment Mgmt
Retirement Services - Daily R K
190 Heatherdown Drive
Westerville OH 43081-2868

Dean Witter For The Benefit Of                     Investor Growth Fund        5.28%               Record
William D Robertson DDS PSP                        Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Investor Growth Fund        66.42%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Pl - Inv Grwth                   Investor Growth Fund        19.20%              Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Bank One TTEE                                      Investor Growth Fund        12.28%              Record
Brillion Iron Works P/S                            Class I
C/O Banc One Investment Mgmt
Retirement Services - Daily R K
190 Heatherdown Drive
Westerville OH 43081-2868

Virginia R Corrin                                  Investor Growth Fund        9.01%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Investor Growth & Income    8.14%               Record
St Mary's Educational Endowment Foundation         Fund
Church St Station PO Box 250                       Class C
New York NY 10013-0250

Dean Witter For The Benefit Of                     Investor Growth & Income    7.44%               Record
Milo L Meacham Jr                                  Fund
PO Box 250 Church Street Station                   Class C
New York NY 10008-0250

Strafe & Co.                                       Investor Growth & Income    81.44%              Record
BOIA - One Group Operations                        Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Revco D.S., Inc. Serp - Trust A                    Investor Growth & Income    14.30%              Beneficial
100 E Broad Street                                 Fund
Columbus, OH 43215-3607                            Class I

Banc One Sec Svgs Plan                             Investor Growth & Income    13.65%              Beneficial
100 E Broad Street                                 Fund
Columbus, OH 43215-3607                            Class I

Institutional Trust Co TTEE                        Investor Balanced Fund      8.62%               Record
PBC Industrial Supplies Inc Plan                   Class A
PO Box 77405
Atlanta, GA 30357-1405

Dean Witter For The Benefit Of                     Investor Balanced Fund      6.71%               Record
Joseph A Hess                                      Class C
IRA Standard Dated 11/18/97
Church St Station - PO Box 250
New York NY 10013-0250

State Street Bank & Trust Co                       Investor Balanced Fund      6.46%               Record
Cust For The IRA Rollover Of                       Class C
George L Allison
768 E Indiana Ave
Spencer IN 47460-1538


Dean Witter For The Benefit Of                     Investor Balanced Fund      6.23%               Record
James B White &                                    Class C
Norma J White JTTEN
Church St Station - PO Box 250
New York NY 10013-0250

Strafe & Co.                                       Investor Balanced Fund      82.93%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Kenosha Carpenters #161 Pens-Mgd                   Investor Balanced Fund      8.10%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Centennial Liquor Retirement Plan                  Investor Balanced Fund      7.81%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Affiliated MPP                                     Investor Balanced Fund      6.51%               Beneficial
100 E Broad Street                                 Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                     Investor Conservative       11.63%              Record
Paavo Ensio &                                      Growth Fund
PO Box 250 Church Street Station                   Class A
New York NY 10008-0250

DWR Cust For Central Blueprint Co                  Investor Conservative       6.04%               Record
FBO Plan Administrator                             Growth Fund
VIP Plus PFT Sharing DTD 09/26/97                  Class C
Church Street Station - PO Box 250
New York NY 10013-0250

Strafe & Co.                                       Investor Conservative       84.16%              Record
BOIA - One Group Operations                        Growth Fund
1111 Polaris Parkway                               Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Pl - Inv Con Grwth               Investor Conservative       17.69%              Beneficial
100 E Broad Street                                 Growth Fund
Columbus, OH 43215-3607                            Class I

Kenosha Carpenters #161 Pens-Mgd                   Investor Conservative       14.40%              Beneficial
100 E Broad Street                                 Growth Fund
Columbus, OH 43215-3607                            Class I

Shelly & Sands MPP                                 Investor Conservative       5.03%               Beneficial
100 E Broad Street                                 Growth Fund
Columbus, OH 43215-3607                            Class I

Dean Witter For The Benefit Of                     Treasury & Agency Fund      8.82%               Record
Billy J Eisenhour                                  Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Dean Witter For The Benefit Of                     Treasury & Agency Fund      6.54%               Record
Maricopa County Municipal                          Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                                       Treasury & Agency Fund      99.86%              Record
BOIA - One Group Operations                        Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                       Treasury Only Money         79.18%              Record
BOIA - One Group Operations                        Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

MEC Qualified                                      Treasury Only Money         13.07%              Beneficial
100 E. Broad Street                                Market Fund
Columbus OH 43215-3607

BISYS Fund Services Inc                            Treasury Only Money         9.71%               Record
FBO Bank One Corporate Sweep                       Market Fund
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

State Compensation                                 Treasury Only Money         6.05%               Beneficial
100 E. Broad Street                                Market Fund
Columbus OH 43215-3607

Strafe & Co.                                       US Government Money         80.32%              Record
BOIA - One Group Operations                        Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211


Bank One Texas NA                                  US Government Money         8.72%               Beneficial
1717 Main St                                       Market Fund
Dallas TX 75201-4605

BWC - Miller Anderson                              US Government Money         8.14%               Beneficial
100 E Broad Street                                 Market Fund
Columbus, OH 43215-3607

BISYS Fund Services Inc                            US Government Money         5.56%               Record
FBO Bank One Corporate Sweep                       Market Fund
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

BWC - Hyperion Capital                             US Government Money         5.26%               Beneficial
100 E BROAD STREET                                 Market Fund
Columbus, OH 43215-3607

The One Group Services Company                     High Yield Bond Fund        87.47%              Record
C/O Fund Administration                            Class A
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Services Company                     High Yield Bond Fund        86.96%              Record
C/O Fund Administration                            Class B
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth & Income Fund        High Yield Bond Fund        52.67%              Beneficial
C/O Mark Redman                                    Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth Fund                 High Yield Bond Fund        46.71%              Beneficial
C/O Mark Redman                                    Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

As a group, the Trustee and Officers of the Trust owned less than 1% of the Shares of each class of the Trust.


The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. For all Funds other than the Predecessor Funds, the financial statements for the fiscal year ended June 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. The financial Statements for the Predecessor Funds, have been audited by Arthur Andersen LLP, independent public accountants to such Funds for the period ended December 31, 1998, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. A copy of the annual reports to shareholders must accompany the delivery of this Statement of Additional Information.

                             Registration Statement
                          of One Group(R) Mutual Funds
                                  on Form N-1A


PART C



         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                  (a)      Financial Statements:

                           Included in Part A

                           -- Financial Highlights

                  Included in Part B

                  The following financial statements have been incorporated into the Statement of Additional Information by reference to the Annual Report to Shareholders for The One Group, for the fiscal year end June 30, 1998:

                  -- Reports of Independent Accountants for The One Group dated August 18, 1998.

                  -- Statements of Assets and Liabilities at June 30, 1998 (audited).

                  -- Statements of Operations for the year ended June 30, 1998 (audited).

                  -- Statements of Changes in Net Assets for the year ended June 30, 1998 (audited).

                  -- Schedules of Portfolio Investments at June 30, 1998 (audited).

                  --       Notes to Financial Statements dated June 30, 1998
                           (audited).

                  -- Financial Highlights for the periods or years ended June 30, 1994, June 30, 1995, June 30, 1996, June 30,
                           1997 and June 30, 1998 (audited).


         The following Financial Statements for the Pegasus Multi-Sector Bond Fund, the Pegasus Intermediate Bond Fund, the Pegasus Small-Cap Opportunity Fund, the Pegasus Mid-Cap Opportunity Fund, the Pegasus International Equity Fund, the Pegasus Market Expansion Index Fund, the Pegasus Bond Fund, the Pegasus Short Municipal Bond Fund, the Pegasus Municipal Bond Fund, the Pegasus Michigan Municipal Bond Fund, the Pegasus Michigan Municipal Money Market Fund, the Pegasus Cash Management Fund, the Pegasus Treasury Cash Management Fund, the Pegasus Treasury Prime Cash Management Fund, the Pegasus U.S. Government Securities Cash Management Fund, and Pegasus Municipal Cash Management Fund have been incorporated by reference to the Annual Report to Shareholders for the Pegasus Funds, the Annual Report to Shareholders for the Pegasus Money Market Funds, and the Annual Report to Shareholders of Pegasus Cash Management Funds for the fiscal year ended December 31, 1998:

         - Reports of Independent Public Accountants for the Pegasus Funds dated February 12, 1999.

         - Reports of Independent Public Accountants for the Pegasus Money Market Funds dated February 12, 1999.

         - Reports of Independent Public Accountants for the Pegasus Cash Management Funds dated February 12, 1999.

         -    Statements of Assets and Liabilities at December 31, 1998
              (audited).

         - Statements of Operations for the year ended December 31, 1998 (audited).

         - Statements of Changes in Net Assets for the year ended December 31, 1998 (audited).

         -    Schedules of Portfolio Investments at December 31, 1998 (audited).

         -    Notes to Financial Statements dated December 31, 1998 (audited).

         -    Financial Highlights for the periods or years ended
              December 31, 1994, December 31, 1995, December 31, 1996, December 31, 1997, and December 31, 1998.

         (b) Exhibits:


         (1) Amended and Restated Declaration of Trust dated as of February 18, 1999 is filed herewith.

         (2) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

         (3)      None.

         (4)      Rights of Shareholders.
                  -----------------------

                  The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:


                  5.1  Shares in the Series or Classes of the Trust.
                       ---------------------------------------------

                  A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                  Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

                  B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

                  C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                           (1) ASSETS BELONGING TO A SERIES OR CLASS. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

                           (2) LIABILITIES BELONGING TO A SERIES OR CLASS. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

                           (3) LIQUIDATING DISTRIBUTIONS. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

                           (4) DIVIDENDS AND DISTRIBUTIONS. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

                  5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

                  5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

                  5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

                  5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

                  5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

                  5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                  5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

                  8.1 VOTING POWERS. The Shareholders shall have power to vote
                  (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in
                  Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

                  8.2 MEETINGS. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

                  8.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

                  8.4 SHAREHOLDER ACTION BY WRITTEN CONSENT. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                  8.5 CODE OF REGULATIONS. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

                  9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:


                           "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

                  The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

                  9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

                  9.6 LIABILITIES OF A SERIES OR CLASS. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

                  10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

                  A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

                  B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

                  C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

                  D. After the effective date of the determination of the Trustees under paragraph A or B above,

                           (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

                           (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

                  Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

                  10.8  AMENDMENT PROCEDURE.

                  A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

                  B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                  C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

         The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

                  1.1 PLACE. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

                  1.2 SPECIAL MEETING. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

                  1.3 NOTICE. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

                  1.4 SHAREHOLDER'S LIST. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                  1.5 RECORD DATE. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

                  3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

                  3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

         (5)(a) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.


         (5)(b) Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation dated November 19, 1998 is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 47 (filed December 23, 1998) to Registrant's Registration Statement on Form N-1A.


         (5)(c) Sub-Investment Advisory Agreement dated October 1, 1996 between Banc One Investment Advisors Corporation and Independence International Associates, Inc. is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 42 (filed June 18, 1997) to the Registrant's Registration Statement on Form N-1A.

         (5)(d) Sub-Investment Advisory Agreement, dated as of August 20, 1998 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (6)(a) Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit (7)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (6)(b) Revised Schedules A-E to the Distribution Agreement between the Registrant and The One Group Services Company is filed herewith.

         (6)(c) Dealer's Agreement for Registrant dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (6)(d) Form of Shareholder Servicing Agreement between the Registrant and Participating Service Organizations is incorporated by reference to Exhibit (7)(f) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (6)(e) Agency Services and Delegation Agreement between INVESCO Trust Company and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (6)(f) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is filed herewith.



         (7) Deferred Compensation Plan for Trustees of The One Group is incorporated by reference to Exhibit (7) to Post-Effective Amendment No. 47 (filed December 23, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(a) Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(b) Amendment to Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(b) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(c) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (8)(d) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company,

                  N.A. and the Registrant is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(e) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

         (9)(a) Re-executed Management and Administration Agreement dated November 20, 1997 is incorporated by reference to Exhibit
                  (13)(b) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).


         (9)(b) Revised Schedule A to the Management and Administration Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 47 (filed December 23, 1997) to the Registrant's Registration Statement on Form N-1A.


         (9)(c) Transfer Agency and Service Agreement dated as of February 9, 1988 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (9)(c) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(d) Amendment to the Transfer Agency and Service Agreement dated as of February 6, 1996 is incorporated by reference to Exhibit
                  (9)(d) to Post-Effective Amendment No. 45 (filed August 26,
                  1998) to the Registrant's Registration Statement on Form N-1A.

         (9)(e) Fund Accounting Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).


         (9)(f) Revised Schedule A to the Fund Accounting Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(f) to Post-Effective Amendment No. 47 (filed December 23, 1997) to the Registrant's Registration Statement on Form N-1A.


         (9)(g) Sub-Administration Agreement dated December 1, 1995 between The One Group Services Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit
                  (13)(d) to the Registrant's Registration Statement on Form N-14 (filed January 19, 1996).


         (9)(h) Revised Schedule A to the Sub-Administration Agreement between The One Group Services Company and Banc One Investment Advisors Corporation incorporated by reference to Exhibit
                  (9)(h) to Post-Effective Amendment No. 47 (filed December 23,
                  1997) to the Registrant's Registration Statement on Form N-1A.


         (9)(i) Agency Services and Delegation Agreement dated January 1, 1996 between the Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(j) Form of Agency Services and Delegation Agreement between the Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (9)(i) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (9)(k) Form of Order Processing Agreement between the Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (9)(j) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (9)(l) Shareholder Servicing Agreement is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(m) Services Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(l) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(n) Operating Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(o) Retirement Services Order Processing Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(n) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(p) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(q) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(q) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(r) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(s) Securities Lending Agreement for Non-ERISA Accounts dated as of January 8, 1998 between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(t) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(u) Form of Fund Alliance Agreement by and between The One Group, The One Group Services Company, and Putnam Fiduciary Trust Company is filed herewith.


         (10)     Opinion and consent of counsel is filed herewith.

         (11)(a)  Consent of PricewaterhouseCoopers LLP is filed herewith.


         (11)(b)  Consent of Arthur Andersen LLP is filed herewith.

         (11)(c)  Consent of Ropes & Gray is filed herewith.


         (12)     None

         (13) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (14)     None.

         (15)(a) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares dated November 1, 1995, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit
                  (15)(a) to Post-Effective Amendment No. 43 (filed August 29,
                  1997) to Registrant's Registration Statement on Form N-1A.

         (15)(b) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (16) Schedules for Computation of Performance Calculations are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (17)     Financial Data schedules for:

         17.1     Prime Money Market (011)                          Class I           6/30/98
         17.2     Prime Money Market (012)                          Class A           6/30/98
         17.3     Prime Money Market (013)                          Class B           6/30/98
         17.4     U.S. Treasury Securities Money Market (021)       Class I           6/30/98
         17.5     U.S. Treasury Securities Money Market (022)       Class A           6/30/98
         17.6     U.S. Treasury Securities Money Market (023)       Class B           6/30/98
         17.7     U.S. Treasury Securities Money Market (024)       Class C           6/30/98
         17.8     Municipal Money Market (031)                      Class I           6/30/98
         17.9     Municipal Money Market (032)                      Class A           6/30/98
         17.10    Income Equity (041)                               Class I           6/30/98
         17.11    Income Equity (042)                               Class A           6/30/98
         17.12    Income Equity (043)                               Class B           6/30/98
         17.13    Income Equity (044)                               Class C           6/30/98


         17.17    Intermediate Tax-Free Bond (061)                  Class I           6/30/98
         17.18    Intermediate Tax-Free Bond (062)                  Class A           6/30/98
         17.19    Intermediate Tax-Free Bond (063)                  Class B           6/30/98
         17.20    Disciplined Value (071)                           Class I           6/30/98
         17.21    Disciplined Value (072)                           Class A           6/30/98
         17.22    Disciplined Value (073)                           Class B           6/30/98
         17.23    Growth Opportunities (081)                        Class I           6/30/98
         17.24    Growth Opportunities (082)                        Class A           6/30/98
         17.25    Growth Opportunities (083)                        Class B           6/30/98
         17.26    Growth Opportunities (084)                        Class C           6/30/98
         17.27    Limited Volatility (101)                          Class I           6/30/98
         17.28    Limited Volatility (102)                          Class A           6/30/98
         17.29    Limited Volatility (103)                          Class B           6/30/98
         17.30    Equity Index (111)                                Class I           6/30/98
         17.31    Equity Index (112)                                Class A           6/30/98
         17.32    Equity Index (113)                                Class B           6/30/98
         17.33    Equity Index (114)                                Class C           6/30/98
         17.34    Large Company Value (121)                         Class I           6/30/98
         17.35    Large Company Value (122)                         Class A           6/30/98
         17.36    Large Company Value (123)                         Class B           6/30/98
         17.37    Ohio Municipal Bond (131)                         Class I           6/30/98
         17.38    Ohio Municipal Bond (132)                         Class A           6/30/98
         17.39    Ohio Municipal Bond (133)                         Class B           6/30/98
         17.40    International Equity Index (141)                  Class I           6/30/98
         17.41    International Equity Index (142)                  Class A           6/30/98
         17.42    International Equity Index (143)                  Class B           6/30/98
         17.43    International Equity Index (144)                  Class C           6/30/98
         17.44    Treasury Only Money Market (151)                  Class I           6/30/98
         17.45    Government Money Market (161)                     Class I           6/30/98
         17.46    Asset Allocation (171)                            Class I           6/30/98
         17.47    Asset Allocation (172)                            Class A           6/30/98
         17.48    Asset Allocation (173)                            Class B           6/30/98
         17.49    Government Bond (181)                             Class I           6/30/98
         17.50    Government Bond (182)                             Class A           6/30/98
         17.51    Government Bond (183)                             Class B           6/30/98
         17.52    Ultra Short-Term Income (191)                     Class I           6/30/98
         17.53    Ultra Short-Term Income (192)                     Class A           6/30/98
         17.54    Ultra Short-Term Income (193)                     Class B           6/30/98
         17.55    Municipal Income (201)                            Class I           6/30/98
         17.56    Municipal Income (202)                            Class A           6/30/98
         17.57    Municipal Income (203)                            Class B           6/30/98
         17.58    Municipal Income (204)                            Class C           6/30/98
         17.59    Ohio Municipal Money Market (211)                 Class I           6/30/98
         17.60    Ohio Municipal Money Market (212)                 Class A           6/30/98


         17.65    Large Company Growth (231)                        Class I           6/30/98
         17.66    Large Company Growth (232)                        Class A           6/30/98
         17.67    Large Company Growth (233)                        Class B           6/30/98
         17.68    Large Company Growth (234)                        Class C           6/30/98
         17.69    Kentucky Municipal Bond (241)                     Class I           6/30/98
         17.70    Kentucky Municipal Bond (242)                     Class A           6/30/98
         17.71    Kentucky Municipal Bond (243)                     Class B           6/30/98
         17.72    Louisiana Municipal Bond (251)                    Class I           6/30/98
         17.73    Louisiana Municipal Bond (252)                    Class A           6/30/98
         17.74    Louisiana Municipal Bond (253)                    Class B           6/30/98
         17.75    Small Capitalization (261)                        Class I           6/30/98
         17.76    Small Capitalization (262)                        Class A           6/30/98
         17.77    Small Capitalization (263)                        Class B           6/30/98
         17.78    Small Capitalization (264)                        Class C           6/30/98
         17.79    Value Growth (271)                                Class I           6/30/98
         17.80    Value Growth (272)                                Class A           6/30/98
         17.81    Value Growth (273)                                Class B           6/30/98
         17.82    Value Growth (274)                                Class C           6/30/98
         17.83    West Virginia Municipal Bond (291)                Class I           6/30/98
         17.84    West Virginia Municipal Bond (292)                Class A           6/30/98
         17.85    West Virginia Municipal Bond (293)                Class B           6/30/98
         17.86    Arizona Municipal Bond (301)                      Class I           6/30/98
         17.87    Arizona Municipal Bond (302)                      Class A           6/30/98
         17.88    Arizona Municipal Bond (303)                      Class B           6/30/98
         17.89    Investor Growth (351)                             Class I           6/30/98
         17.90    Investor Growth (352)                             Class A           6/30/98
         17.91    Investor Growth (353)                             Class B           6/30/98
         17.92    Investor Growth (354)                             Class C           6/30/98
         17.93    Investor Growth & Income (361)                    Class I           6/30/98
         17.94    Investor Growth & Income (362)                    Class A           6/30/98
         17.95    Investor Growth & Income (363)                    Class B           6/30/98
         17.96    Investor Growth & Income (364)                    Class C           6/30/98
         17.97    Investor Conservative Growth (391)                Class I           6/30/98
         17.98    Investor Conservative Growth (392)                Class A           6/30/98
         17.99    Investor Conservative Growth (393)                Class B           6/30/98
         17.100   Investor Conservative Growth (394)                Class C           6/30/98
         17.101   Investor Balanced (401)                           Class I           6/30/98
         17.102   Investor Balanced (402)                           Class A           6/30/98
         17.103   Investor Balanced (403)                           Class B           6/30/98
         17.104   Investor Balanced (404)                           Class C           6/30/98
         17.105   Treasury & Agency (411)                           Class I           6/30/98
         17.106   Treasury & Agency (412)                           Class A           6/30/98
         17.107   Treasury & Agency (413)                           Class B           6/30/98

         17.108   Pegasus Mid Cap Opportunity Fund (091)            Class I          12/31/98
         17.109   Pegasus Mid Cap Opportunity Fund (092)            Class A          12/31/98
         17.110   Pegasus Mid Cap Opportunity Fund (093)            Class B          12/31/98
         17.111   Pegasus Intermediate Bond Fund (111)              Class I          12/31/98
         17.112   Pegasus Intermediate Bond Fund (112)              Class A          12/31/98
         17.113   Pegasus Intermediate Bond Fund (113)              Class B          12/31/98
         17.114   Pegasus Bond Fund (121)                           Class I          12/31/98
         17.115   Pegasus Bond Fund (122)                           Class A          12/31/98
         17.116   Pegasus Bond Fund (123)                           Class B          12/31/98
         17.117   Pegasus Michigan Municipal Money Market (131)     Class I          12/31/98
         17.118   Pegasus Michigan Municipal Money Market (132)     Class A          12/31/98
         17.119   Pegasus Municipal Bond Fund (161)                 Class I          12/31/98
         17.120   Pegasus Municipal Bond Fund (162)                 Class A          12/31/98
         17.121   Pegasus Municipal Bond Fund (163)                 Class B          12/31/98
         17.122   Pegasus Michigan Municipal Bond Fund (171)        Class I          12/31/98
         17.123   Pegasus Michigan Municipal Bond Fund (172)        Class A          12/31/98
         17.124   Pegasus Michigan Municipal Bond Fund (173)        Class B          12/31/98
         17.125   Pegasus International Equity Fund (211)           Class I          12/31/98
         17.126   Pegasus International Equity Fund (212)           Class A          12/31/98
         17.127   Pegasus International Equity Fund (213)           Class B          12/31/98
         17.128   Pegasus Small Cap Opportunity Fund (231)          Class I          12/31/98
         17.129   Pegasus Small Cap Opportunity Fund (232)          Class A          12/31/98
         17.130   Pegasus Small Cap Opportunity Fund (233)          Class B          12/31/98
         17.131   Pegasus Multi Sector Bond Fund (271)              Class I          12/31/98
         17.132   Pegasus Multi Sector Bond Fund (272)              Class A          12/31/98
         17.133   Pegasus Multi Sector Bond Fund (273)              Class B          12/31/98
         17.134   Pegasus Cash Management Fund (291)                Class I          12/31/98
         17.135   Pegasus Cash Management Fund (292)                Class S          12/31/98
         17.136   Pegasus U.S. Government Securities Cash
                    Management Fund (301)                           Class I          12/31/98
         17.137   Pegasus U.S. Government Securities Cash
                    Management Fund (302)                           Class S          12/31/98
         17.138   Pegasus Treasury Prime Cash Management Fund (312) Class S          12/31/98
         17.139   Pegasus Treasury Prime Cash Management Fund (312) Class I          12/31/98
         17.140   Pegasus Municipal Cash Management Fund (331)      Class I          12/31/98
         17.141   Pegasus Municipal Cash Management Fund (332)      Class S          12/31/98
         17.142   Pegasus Treasury Cash Management Fund (341)       Class I          12/31/98
         17.143   Pegasus Treasury Cash Management Fund (342)       Class S          12/31/98
         17.144   Pegasus Short Municipal Bond Fund (351)           Class I          12/31/98
         17.145   Pegasus Short Municipal Bond Fund (352)           Class A          12/31/98
         17.146   Pegasus Short Municipal Bond Fund (353)           Class B          12/31/98
         17.147   Pegasus Market Expansion Index Fund (361)         Class I          12/31/98
         17.148   Pegasus Market Expansion Index Fund (362)         Class A          12/31/98
         17.149   Pegasus Market Expansion Index Fund (363)         Class B          12/31/98


         (18)(a) Multiple Class Plan for the Registrant adopted by the Board of Trustees on May 22, 1995, as amended May 21, 1998 is incorporated by reference to Exhibit (10)(k) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 26.  Number of Holders of Securities
          -------------------------------

No longer required by new Form N-1A.

Item 27 Indemnification.
        ----------------

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Advisers
                  -----------------------------------------------------

                  Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Independence International Associates, Inc. performs investment sub-advisory services for the International Equity Index Fund. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund.

                  Banc One Investment Advisors is an indirect wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION now operates affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                  To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, Independence International Associates, Inc. or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

                          Banc One Investment Advisors
                          ----------------------------


    Position with  Banc                     Other
    One Investment Advisors                 Substantial Occupation                       Type of Business
    -----------------------                 ----------------------                       ----------------



    David J. Kundert, Chairman,            Chairman, Bank One                            Investment
    President, and CEO                     Trust Company, NA,
                                           100 East Broad
                                           Street, Columbus,
                                           Ohio 43215



    Frederick L. Cullen, Director          Chairman/CEO Bank One, NA, 100 East            Banking
                                           Broad Street, Columbus, Ohio 43215;
                                           Chairman and Chief Operating Officer,
                                           Banc One Ohio Corporation, 100 East
                                           Broad Street, Columbus, Ohio 43215



    Kenneth T. Stevens, Director           CEO, Bank One Retail Group                     Banking
                                           1111 Polaris Parkway
                                           Columbus, Ohio 43240


    Peter W. Atwater, Director             N/A                                            Investment
    and Chief Operating Officer

    David R. Meuse, Director               Chairman/CEO Banc One                          Investment
                                           Capital Holding
                                           Corporation, 150  East
                                           Gay Street, Columbus,
                                           Ohio 43215

    William G. Jurgenson, Director         Executive Vice President                       Banking
                                           First National Bank of Chicago,
                                           1 First National Plaza,
                                           Chicago, Illinois 60670

    William P. Boardman, Director          Senior Executive Vice President                Banking
                                           and Head of Acquisitions,
                                           BANK ONE CORPORATION
                                           One First National Plaza,
                                           Chicago, Illinois 60670

    Richard W. Vague, Director             Chairman & CEO,                                Credit Card
                                           First USA
                                           201 North Market Street
                                           Wilmington, Delaware 19801



The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.


Independence International Associates, Inc.
-------------------------------------------

         Independence International Associates, Inc. ("IIA") is the Sub-Investment Advisor to the International Equity Index Fund. IIA, a corporation organized under the laws of Massachusetts, provides investment advice to institutional and investment company clients. Information regarding the firm's ownership and other business connections of the officers and directors is listed on the Form ADV filed by IIA with the SEC pursuant to the

Investment Advisers Act of 1940 (SEC File No.801-28785), the text of which is hereby incorporated by reference.

Banc One High Yield Partners, LLC
---------------------------------

         Banc One High Yield Partners, LLC is the Sub-Investment Advisor to the High Yield Bond Fund ("Banc One Partners"). Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.



    Position with                          Other Substantial                   Type of
    Banc One Partners                       Occupation                         Business
    -----------------                       ----------                         --------

    James P. Shanahan, Manager             Pacholder Associates,               Investment
                                           Inc., Managing Director
                                           & General Counsel, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236

    William J. Morgan, Manager             Pacholder Associates,               Investment
                                           Inc., President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236


    Mark A. Beeson, Manager                Banc One Investment                 Investment
                                           Advisors, Senior
                                           Managing Director, 1111
                                           Polaris Parkway,
                                           Columbus, Ohio 43271

     Gary Madich, Manager                  Banc One Investment                   Investment
                                           Advisors, Senior
                                           Managing Director, 1111
                                           Polaris Parkway,
                                           Columbus, Ohio 43271

    Ryan L. Langdon, Vice                  Pacholder                             Investment
    President -- Senior Analyst            Associates, Inc., Vice
                                           President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236
    Anthony L. Longi, Jr., Vice
    President -- Portfolio Manager         Pacholder                             Investment
                                           Associates, Inc.,
                                           Executive Vice
                                           President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236



    Item 29.  Principal Underwriters
              ----------------------

           (a) The One Group Services Company acts as administrator and distributor for each of the Fund's Portfolios.

           (b) The directors and officers of The One Group Services Company are set forth below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.



                                          Positions and Offices
                                          With The One Group
    Name                                  Services Company                   Positions With Registrant
    ----                                  ----------------                   -------------------------

   Lynn J. Mangum                         Chairman and Chief                 None
                                            Executive Officer

   Dennis Sheehan                         Director                           None

   Kevin J. Dell                          Vice President/Secretary/          None

   Michael D. Burns                       Vice President                     None

   Steven Ludwig                          Compliance Officer                 None

   Robert Tuch                            Assistant Secretary                None

   David P. Blackmore                     Vice President/                    None
                                            Chief Financial Officer

   Mark S. Redman                         President                          President

   Mark J. Ryberczyk                      Senior Vice President              None

   William J. Tomko                       Senior Vice President              Treasurer


   (c)         Not applicable.

   Item 30.             Location of Accounts and Records
                        --------------------------------

              (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser and Sub-Administrator).

              (2) Independence International Associates, Inc., 75 State Street, Boston, MA 02109 (records relating to its functions as Sub-Investment Adviser to the International Equity Index Fund).

              (3) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044
                        Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond Fund).

              (4) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Distributor for all Funds).

              (5) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator for all Funds).

              (6) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).

              (7) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

   Item 31.             Management Services
                        -------------------

                        N/A

   Item 32.             Undertakings
                        ------------

                        The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                        The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 11th of March, 1999.


                                      One Group(R) Mutual Funds
                                      (Registrant)

                               By: /s/  Mark S. Redman
                                   ------------------------
                               *Mark S. Redman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title                                            Date
---------                                   -----                                            ----


/s/ Mark S. Redman                          President                                   March 11, 1999
------------------
* Mark S. Redman

/s/ William J. Tomko                        Treasurer                                   March 11, 1999
--------------------
*William J. Tomko

/s/ Peter C. Marshall                       Trustee                                     March 11, 1999
---------------------
*Peter C. Marshall

/s/  Charles I. Post                        Trustee                                     March 11, 1999
--------------------
*Charles I. Post

/s/  Frederick W. Ruebeck                   Trustee                                     March 11, 1999
-------------------------
*Frederick W. Ruebeck

/s/ Robert A. Oden                          Trustee                                     March 11, 1999
------------------
*Robert A. Oden

/s/ John F. Finn                            Trustee                                     March 11, 1999
----------------
*John F. Finn


*By:  /s/ Alan G. Priest
      ------------------
        Alan G. Priest
        Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY
                                -----------------

         Mark S. Redman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                     /s/ Mark S. Redman
                                                     ------------------
                                                     Mark S. Redman

                                POWER OF ATTORNEY
                                -----------------

         William J. Tomko, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                   /s/ William J. Tomko
                                                   --------------------
                                                   William J. Tomko

                                POWER OF ATTORNEY
                                -----------------

         Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                               /s/ Peter C. Marshall
                                               ---------------------
                                               Peter C. Marshall

                                POWER OF ATTORNEY
                                -----------------

         Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                 /s/ Charles I. Post
                                                 -------------------
                                                 Charles I. Post

                                POWER OF ATTORNEY
                                -----------------

         Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                            /s/ Frederick W. Ruebeck
                                            ------------------------
                                            Frederick W. Ruebeck

                                POWER OF ATTORNEY
                                -----------------

         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                 /s/ Robert A. Oden, Jr.
                                                 -----------------------
                                                 Robert A. Oden, Jr.

                                POWER OF ATTORNEY
                                -----------------

         John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                               /s/ John F. Finn
                                               ----------------
                                               John F. Finn

   Exhibit No.             Description
   -----------             -----------


   (1) Amended and Restated Declaration of Trust dated as of February 18, 1999.

   (6)(f) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities corporation and The One Group dated as of February, 1999.

   (9)(u) Form of Fund Alliance Agreement by and between The One Group, The One Group Services Company, and Putnam Fiduciary Trust Company.


       10                  Opinion of Counsel

    11(a)                  Consent of PricewaterhouseCoopers LLP


    11(b)                  Consent of Arthur Andersen LLP

    11(c)                  Consent of Ropes & Gray


       27                  Financial Data Schedules for:

         27.1     Prime Money Market (011)                          Class I           6/30/98
         27.2     Prime Money Market (012)                          Class A           6/30/98
         27.3     Prime Money Market (013)                          Class B           6/30/98
         27.4     U.S. Treasury Securities Money Market (021)       Class I           6/30/98
         27.5     U.S. Treasury Securities Money Market (022)       Class A           6/30/98
         27.6     U.S. Treasury Securities Money Market (023)       Class B           6/30/98
         27.7     U.S. Treasury Securities Money Market (024)       Class C           6/30/98
         27.8     Municipal Money Market (031)                      Class I           6/30/98
         27.9     Municipal Money Market (032)                      Class A           6/30/98
         27.10    Income Equity (041)                               Class I           6/30/98
         27.11    Income Equity (042)                               Class A           6/30/98
         27.12    Income Equity (043)                               Class B           6/30/98
         27.13    Income Equity (044)                               Class C           6/30/98


         27.17    Intermediate Tax-Free Bond (061)                  Class I           6/30/98
         27.18    Intermediate Tax-Free Bond (062)                  Class A           6/30/98
         27.19    Intermediate Tax-Free Bond (063)                  Class B           6/30/98
         27.20    Disciplined Value (071)                           Class I           6/30/98
         27.21    Disciplined Value (072)                           Class A           6/30/98
         27.22    Disciplined Value (073)                           Class B           6/30/98
         27.23    Growth Opportunities (081)                        Class I           6/30/98
         27.24    Growth Opportunities (082)                        Class A           6/30/98
         27.25    Growth Opportunities (083)                        Class B           6/30/98
         27.26    Growth Opportunities (084)                        Class C           6/30/98
         27.27    Limited Volatility (101)                          Class I           6/30/98
         27.28    Limited Volatility (102)                          Class A           6/30/98
         27.29    Limited Volatility (103)                          Class B           6/30/98
         27.30    Equity Index (111)                                Class I           6/30/98
         27.31    Equity Index (112)                                Class A           6/30/98
         27.32    Equity Index (113)                                Class B           6/30/98
         27.33    Equity Index (114)                                Class C           6/30/98
         27.34    Large Company Value (121)                         Class I           6/30/98
         27.35    Large Company Value (122)                         Class A           6/30/98
         27.36    Large Company Value (123)                         Class B           6/30/98
         27.37    Ohio Municipal Bond (131)                         Class I           6/30/98
         27.38    Ohio Municipal Bond (132)                         Class A           6/30/98
         27.39    Ohio Municipal Bond (133)                         Class B           6/30/98
         27.40    International Equity Index (141)                  Class I           6/30/98
         27.41    International Equity Index (142)                  Class A           6/30/98
         27.42    International Equity Index (143)                  Class B           6/30/98
         27.43    International Equity Index (144)                  Class C           6/30/98
         27.44    Treasury Only Money Market (151)                  Class I           6/30/98
         27.45    Government Money Market (161)                     Class I           6/30/98
         27.46    Asset Allocation (171)                            Class I           6/30/98
         27.47    Asset Allocation (172)                            Class A           6/30/98
         27.48    Asset Allocation (173)                            Class B           6/30/98
         27.49    Government Bond (181)                             Class I           6/30/98
         27.50    Government Bond (182)                             Class A           6/30/98
         27.51    Government Bond (183)                             Class B           6/30/98
         27.52    Ultra Short-Term Income (191)                     Class I           6/30/98
         27.53    Ultra Short-Term Income (192)                     Class A           6/30/98
         27.54    Ultra Short-Term Income (193)                     Class B           6/30/98
         27.55    Municipal Income (201)                            Class I           6/30/98
         27.56    Municipal Income (202)                            Class A           6/30/98
         27.57    Municipal Income (203)                            Class B           6/30/98
         27.58    Municipal Income (204)                            Class C           6/30/98
         27.59    Ohio Municipal Money Market (211)                 Class I           6/30/98
         27.60    Ohio Municipal Money Market (212)                 Class A           6/30/98


         27.65    Large Company Growth (231)                        Class I           6/30/98
         27.66    Large Company Growth (232)                        Class A           6/30/98
         27.67    Large Company Growth (233)                        Class B           6/30/98
         27.68    Large Company Growth (234)                        Class C           6/30/98
         27.69    Kentucky Municipal Bond (241)                     Class I           6/30/98
         27.70    Kentucky Municipal Bond (242)                     Class A           6/30/98
         27.71    Kentucky Municipal Bond (243)                     Class B           6/30/98
         27.72    Louisiana Municipal Bond (251)                    Class I           6/30/98
         27.73    Louisiana Municipal Bond (252)                    Class A           6/30/98
         27.74    Louisiana Municipal Bond (253)                    Class B           6/30/98
         27.75    Small Capitalization (261)                        Class I           6/30/98
         27.76    Small Capitalization (262)                        Class A           6/30/98
         27.77    Small Capitalization (263)                        Class B           6/30/98
         27.78    Small Capitalization (264)                        Class C           6/30/98
         27.79    Value Growth (271)                                Class I           6/30/98
         27.80    Value Growth (272)                                Class A           6/30/98
         27.81    Value Growth (273)                                Class B           6/30/98
         27.82    Value Growth (274)                                Class C           6/30/98
         27.83    West Virginia Municipal Bond (291)                Class I           6/30/98
         27.84    West Virginia Municipal Bond (292)                Class A           6/30/98
         27.85    West Virginia Municipal Bond (293)                Class B           6/30/98
         27.86    Arizona Municipal Bond (301)                      Class I           6/30/98
         27.87    Arizona Municipal Bond (302)                      Class A           6/30/98
         27.88    Arizona Municipal Bond (303)                      Class B           6/30/98
         27.89    Investor Growth (351)                             Class I           6/30/98
         27.90    Investor Growth (352)                             Class A           6/30/98
         27.91    Investor Growth (353)                             Class B           6/30/98
         27.92    Investor Growth (354)                             Class C           6/30/98
         27.93    Investor Growth & Income (361)                    Class I           6/30/98
         27.94    Investor Growth & Income (362)                    Class A           6/30/98
         27.95    Investor Growth & Income (363)                    Class B           6/30/98
         27.96    Investor Growth & Income (364)                    Class C           6/30/98
         27.97    Investor Conservative Growth (391)                Class I           6/30/98
         27.98    Investor Conservative Growth (392)                Class A           6/30/98
         27.99    Investor Conservative Growth (393)                Class B           6/30/98
         27.100   Investor Conservative Growth (394)                Class C           6/30/98
         27.101   Investor Balanced (401)                           Class I           6/30/98
         27.102   Investor Balanced (402)                           Class A           6/30/98
         27.103   Investor Balanced (403)                           Class B           6/30/98
         27.104   Investor Balanced (404)                           Class C           6/30/98
         27.105   Treasury & Agency (411)                           Class I           6/30/98
         27.106   Treasury & Agency (412)                           Class A           6/30/98
         27.107   Treasury & Agency (413)                           Class B           6/30/98

         27.108   Pegasus Mid Cap Opportunity Fund (091)            Class I          12/31/98
         27.109   Pegasus Mid Cap Opportunity Fund (092)            Class A          12/31/98
         27.110   Pegasus Mid Cap Opportunity Fund (093)            Class B          12/31/98
         27.111   Pegasus Intermediate Bond Fund (111)              Class I          12/31/98
         27.112   Pegasus Intermediate Bond Fund (112)              Class A          12/31/98
         27.113   Pegasus Intermediate Bond Fund (113)              Class B          12/31/98
         27.114   Pegasus Bond Fund (121)                           Class I          12/31/98
         27.115   Pegasus Bond Fund (122)                           Class A          12/31/98
         27.116   Pegasus Bond Fund (123)                           Class B          12/31/98
         27.117   Pegasus Michigan Municipal Money Market (131)     Class I          12/31/98
         27.118   Pegasus Michigan Municipal Money Market (132)     Class A          12/31/98
         27.119   Pegasus Municipal Bond Fund (161)                 Class I          12/31/98
         27.120   Pegasus Municipal Bond Fund (162)                 Class A          12/31/98
         27.121   Pegasus Municipal Bond Fund (163)                 Class B          12/31/98
         27.122   Pegasus Michigan Municipal Bond Fund (171)        Class I          12/31/98
         27.123   Pegasus Michigan Municipal Bond Fund (172)        Class A          12/31/98
         27.124   Pegasus Michigan Municipal Bond Fund (173)        Class B          12/31/98
         27.125   Pegasus International Equity Fund (211)           Class I          12/31/98
         27.126   Pegasus International Equity Fund (212)           Class A          12/31/98
         27.127   Pegasus International Equity Fund (213)           Class B          12/31/98
         27.128   Pegasus Small Cap Opportunity Fund (231)          Class I          12/31/98
         27.129   Pegasus Small Cap Opportunity Fund (232)          Class A          12/31/98
         27.130   Pegasus Small Cap Opportunity Fund (233)          Class B          12/31/98
         27.131   Pegasus Multi Sector Bond Fund (271)              Class I          12/31/98
         27.132   Pegasus Multi Sector Bond Fund (272)              Class A          12/31/98
         27.133   Pegasus Multi Sector Bond Fund (273)              Class B          12/31/98
         27.134   Pegasus Cash Management Fund (291)                Class I          12/31/98
         27.135   Pegasus Cash Management Fund (292)                Class S          12/31/98
         27.136   Pegasus U.S. Government Securities Cash
                    Management Fund (301)                           Class I          12/31/98
         27.137   Pegasus U.S. Government Securities Cash
                    Management Fund (302)                           Class S          12/31/98
         27.138   Pegasus Treasury Prime Cash Management Fund (312) Class S          12/31/98
         27.139   Pegasus Treasury Prime Cash Management Fund (312) Class I          12/31/98
         27.140   Pegasus Municipal Cash Management Fund (331)      Class I          12/31/98
         27.141   Pegasus Municipal Cash Management Fund (332)      Class S          12/31/98
         27.142   Pegasus Treasury Cash Management Fund (341)       Class I          12/31/98
         27.143   Pegasus Treasury Cash Management Fund (342)       Class S          12/31/98
         27.144   Pegasus Short Municipal Bond Fund (351)           Class I          12/31/98
         27.145   Pegasus Short Municipal Bond Fund (352)           Class A          12/31/98
         27.146   Pegasus Short Municipal Bond Fund (353)           Class B          12/31/98
         27.147   Pegasus Market Expansion Index Fund (361)         Class I          12/31/98
         27.148   Pegasus Market Expansion Index Fund (362)         Class A          12/31/98
         27.149   Pegasus Market Expansion Index Fund (363)         Class B          12/31/98


                                      -32-